  As filed with the U.S. Securities and Exchange Commission on February 13, 2004
                                               Securities Act File No. 033-56094
                                       Investment Company Act File No. 811-07428

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         [X]

                           Pre-Effective Amendment No.                       [ ]


                         Post-Effective Amendment No. 101                    [X]


                                      and/or

         Registration Statement Under The Investment Company Act Of 1940     [X]


                                Amendment No. 103                            [X]
                        (Check appropriate box or boxes)


                                ING MUTUAL FUNDS
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

            Huey P. Falgout, Jr.                         With copies to:
            ING Investments, LLC                     Jeffrey S. Puretz, Esq.
        7337 E. Doubletree Ranch Road                      Dechert LLP
            Scottsdale, AZ 85258                         1775 I St. N.W.
   (Name and Address of Agent for Service)            Washington, DC 20006

                             ----------------------

 It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b)

[ ]      60 days after filing pursuant to paragraph  (a)(1)

[ ]      75 days after filing pursuant to paragraph (a)(2)

[X]      on March 1, 2004, pursuant to paragraph (b)

[ ]      on (date), pursuant to paragraph (a)(1)

[ ]      on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                                ING MUTUAL FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

         -        Cover Sheet

         -        Contents of Registration Statement

         -        Classes A, B, C and M International Prospectus

         -        Class Q International Prospectus

         -        Class I International Prospectus

         -        International Statement of Additional Information

         -        Part C

         -        Signature Page

       PROSPECTUS

    [WORLD PHOTO]
       March 1, 2004

       Classes A, B, C and M
                                                 INTERNATIONAL EQUITY FUNDS
                                                 ING Emerging Countries Fund
                                                 ING Foreign Fund
                                                 ING International Fund
                                                 ING International SmallCap
                                                 Growth Fund
                                                 ING International Value Fund
                                                 ING Precious Metals Fund
                                                 ING Russia Fund
                                                 GLOBAL EQUITY FUNDS
                                                 ING Global Equity Dividend Fund
                                                 ING Global Real Estate Fund
                                                 ING Worldwide Growth Fund

       This Prospectus contains
       important information about
       investing in the ING Funds.
       You should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Funds will
       achieve their objectives. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                          [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes each Fund's objective, investment strategy and risks.

[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows each Fund's financial performance for the past ten years (or since inception, if shorter).


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    INTRODUCTION TO THE ING FUNDS                       1
    FUNDS AT A GLANCE                                   2

    INTERNATIONAL EQUITY FUNDS
    ING Emerging Countries Fund                         4
    ING Foreign Fund                                    6
    ING International Fund                              8
    ING International SmallCap Growth Fund             10
    ING International Value Fund                       12
    ING Precious Metals Fund                           14
    ING Russia Fund                                    16

    GLOBAL EQUITY FUNDS
    ING Global Equity Dividend Fund                    18
    ING Global Real Estate Fund                        20
    ING Worldwide Growth Fund                          22

    WHAT YOU PAY TO INVEST                            24
    SHAREHOLDER GUIDE                                 28
    MANAGEMENT OF THE FUNDS                           36
    DIVIDENDS, DISTRIBUTIONS AND TAXES                42
    MORE INFORMATION ABOUT RISKS                      43
    FINANCIAL HIGHLIGHTS                              46
    WHERE TO GO FOR MORE INFORMATION          Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   INTRODUCTION TO THE ING FUNDS
--------------------------------------------------------------------------------


 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING Funds, please call your financial consultant or us at 1-800-992-0180.



 THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

 INTERNATIONAL EQUITY FUNDS

  ING offers International Equity Funds that emphasize a growth approach to international investing, as well as International Equity Funds that apply the technique of "value investing." These Funds focus on long-term growth by investing primarily in foreign equities.

  They may suit you if you:

  - are investing for the long-term -- at least several years; and
  - are looking for exposure to international markets or precious metals; and
  - are willing to accept higher risk in exchange for the potential for long-term growth.

GLOBAL EQUITY FUNDS

  ING offers Global Equity Funds that emphasize a growth approach to global investing, as well as Global Equity Funds that apply the technique of "value investing." These Funds focus on long-term growth by investing primarily in equity securities throughout the world, including the United States.

  They may suit you if you:

  - are investing for the long-term -- at least several years; and
  - are looking for exposure to international markets and global real estate;
    and
  - are willing to accept higher risk in exchange for the potential for long-term growth; and
  - are seeking dividend income in addition to capital growth (Global Equity Dividend Fund only).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Introduction to the ING Funds       1

FUNDS AT A GLANCE
--------------------------------------------------------------------------------


          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, strategies and risks, which begin on page 4.



                  FUND                                 INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------

INTERNATIONAL     ING Emerging Countries Fund          Maximum long-term capital
EQUITY FUNDS      Adviser: ING Investments, LLC        appreciation
                  Sub-Adviser: ING Investment
                  Management Advisors B.V.

                  ING Foreign Fund Adviser: ING        Long-term growth of capital
                  Investments, LLC Sub-Adviser:
                  Julius Baer Investment
                  Management Inc.

                  ING International Fund               Long-term growth of capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment
                  Management, Inc.

                  ING International SmallCap           Maximum long-term capital
                  Growth Fund Adviser: ING             appreciation
                  Investments, LLC Sub-Adviser:
                  Nicholas-Applegate Capital
                  Management

                  ING International Value Fund         Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Brandes
                  Investment Partners, LLC

                  ING Precious Metals Fund             Capital appreciation and hedge
                  Adviser: ING Investments, LLC        against the loss of buying
                  Sub-Adviser: Aeltus Investment       power of the U.S. Dollar
                  Management, Inc.

                  ING Russia Fund                      Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: ING Investment
                  Management Advisors B.V.


GLOBAL EQUITY     ING Global Equity Dividend           Growth of capital with
FUNDS             Fund                                 dividend income as a secondary
                  Adviser: ING Investments, LLC        consideration
                  Sub-Adviser: ING Investment
                  Management Advisors B.V.

                  ING Global Real Estate Fund          High total return
                  Adviser: ING Investments, LLC
                  Sub-Adviser: ING Clarion Real
                  Estate Securities

                  ING Worldwide Growth Fund            Maximum long-term capital
                  Adviser: ING Investments, LLC        appreciation
                  Sub-Adviser: Aeltus Investment
                  Management, Inc.


 2      Funds at a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
----------------------------------------------------------------------------------------------------------------------
Equity securities of issuers located in countries         Price volatility, liquidity and other risks that accompany
with emerging securities markets believed to have         an investment in equities of emerging countries. Sensitive
growth potential.                                         to currency exchange rates, international political and
                                                          economic conditions and other risks that also affect foreign securities.


Equity securities tied economically to countries          Price volatility, liquidity and other risks that accompany
outside the U.S.                                          an investment in equities of foreign companies. Sensitive to currency exchange rates, international political and
                                                          economic conditions and other risks that also affect foreign securities.


Equity securities and equity equivalents of               Price volatility and other risks that accompany an
companies outside of the U.S.                             investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of small-sized companies in             Price volatility, liquidity and other risks that accompany
countries outside of the U.S., believed to have           an investment in equity securities of foreign, small-sized
growth potential.                                         companies. Sensitive to currency exchange rates,
                                                          international political and economic conditions and other
                                                          risks that also affect foreign securities.


Equity securities of issuers located in countries         Price volatility and other risks that accompany an
outside the U.S., believed to have prices below           investment in value-oriented foreign equities. Sensitive to
their long-term value.                                    currency exchange rates, international political and
                                                          economic conditions and other risks that also affect foreign securities.


Precious metals and securities related to precious        Price volatility due to non-diversification and
metals, including gold and securities of companies        concentration in the precious metals industry. The market
engaged in mining or processing gold throughout the       for gold and other precious metals is widely unregulated and
world.                                                    is located in foreign countries that have the potential for instability. Precious metals earn no income, have higher
                                                          transaction/storage costs, and realize gains only with an
                                                          increase in market price.


Equity securities of Russian companies.                   Risk due to extremely volatile and often illiquid nature of the Russian securities markets, and volatility due to
                                                          non-diversification of investments. Particularly sensitive to Russian political and economic conditions, currency
                                                          exchange rates, and other risks that affect funds investing in securities of a single country. Potential for
                                                          expropriation, dilution, devaluation, default or excessive taxation by the Russian government.


Equity securities of dividend paying companies            Price volatility and other risks that accompany an
located in countries around the world, which may          investment in foreign equity securities of dividend paying
include the U.S.                                          companies. Sensitive to currency exchange rates,
                                                          international political and economic conditions and other
                                                          risks that also affect foreign securities.


Equity securities of companies that are principally       Price volatility and other risks that accompany an
engaged in the real estate industry.                      investment in global real estate equities and volatility due to non-diversification of investments. Sensitive to currency exchange rates, international political and economic
                                                          conditions and other risks that also affect foreign
                                                          securities.


Equity securities of companies located in countries       Price volatility and other risks that accompany an
around the world, which may include the U.S.,             investment in growth-oriented foreign equities. Sensitive to
believed to have growth potential.                        currency exchange rates, international political and
                                                          economic conditions and other risks that also affect foreign securities.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING EMERGING COUNTRIES FUND              ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest in large-, mid- and small-sized companies. An issuer is considered to be located in a country with an emerging securities market if: (i) the issuer is organized in a country with an emerging securities market; or (ii) the principal securities market for the issuer is in a country with an emerging securities market; or (iii) the issuer is listed on a securities exchange in a country with an emerging securities market; or (iv) the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a country with an emerging securities market or at least 50% of the issuer's assets are located in a country with an emerging securities market. The Sub-Adviser considers an emerging market country to be any country which is in or has been in the Emerging Market Database of Standard and Poor's or the MSCI Emerging Markets Free Index, or those countries which generally are considered to be emerging market countries by the international financial community.

The Fund may invest up to 20% of its total assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities.

In selecting securities located in emerging market countries, the Sub-Adviser uses a bottom-up fundamental analysis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Sub-Adviser scores the emerging markets stocks on a wide range of quantitative and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Sub-Adviser seeks securities of emerging market issuers which are relatively liquid and covered by professional securities analysts.


In selecting stocks in developed markets, the Sub-Adviser seeks the most attractive opportunities in such markets. For such securities, the Sub-Adviser uses a bottom-up analysis to choose companies which offer good value relative to their peers in the same industry, sector or region. The Sub-Adviser also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small- and mid-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S. and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could also lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- securities of companies located in emerging markets trade in lower volume and may be less liquid than securities of companies located in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 4      ING Emerging Countries Fund

                                                     ING EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
          6.34     27.50    9.44    -22.19    75.80   -31.94    -7.67    -9.11    47.28

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) ING Investments, LLC (ING Investments) has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser. The Fund did not have a sub-adviser from October 1, 2000 to December 4, 2002. Effective December 5, 2002, ING Investment Management Advisors B.V. became the Sub-Adviser to the Fund.

            Best and worst quarterly performance during this period:

                           4th quarter 1999:  36.28%


                           3rd quarter 1998: -26.06%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.


                                                                              5 YEARS      10 YEARS
                                                                            (OR LIFE OF   (OR LIFE OF
                                                                   1 YEAR    CLASS)(1)     CLASS)(1)
Class A Return Before Taxes(2)                                  %  38.81        6.86          4.84
Class A Return After Taxes on Distributions(2)                  %  38.68        6.85          4.44
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  25.33        5.95          3.96
Class B Return Before Taxes(3)                                  %  41.36        7.24          5.31
Class C Return Before Taxes(4)                                  %  45.39        7.27          4.61
Class M Return Before Taxes(5)                                  %  41.50       28.60           N/A
MSCI EMF Index (reflects no deduction for fees, expenses or
  taxes)(6)                                                     %  56.28       10.61(7)       0.12(7)


(1) Classes A and C commenced operations on November 28, 1994. Class B commenced operations on May 31, 1995. Class M commenced operations on August 5, 2002.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1% for the 1 year return.

(5) Reflects deduction of sales charge of 3.50%.

(6) The MSCI EMF Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.


(7) Index return for Classes A and C is for the period beginning December 1, 1994. Index return for Class B is 1.53% for the period beginning June 1, 1995. Index return for Class M is 36.73% for the period beginning August 1, 2002.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Emerging Countries Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

                                                          Julius Baer Investment
ING FOREIGN FUND                                                 Management Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term growth of capital. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The Fund normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Fund may invest include common stock, convertible securities, rights, warrants and exchange traded funds.

In selecting investments for the Fund, the Sub-Adviser focuses on securities located in at least five different foreign countries, although the Fund may at times invest all of its assets in fewer than five countries.

The Sub-Adviser manages the Fund as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Fund invests primarily in securities of larger companies, but the Fund may also invest in small-and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Fund may invest a portion of its assets in securities of issuers located in developing countries, often referred to as emerging markets. It presently does not anticipate investing more than 25% of its total assets in such securities. The Fund may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10% of total net assets) high risk and high yield, non-investment grade instruments commonly known as junk bonds.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


EXCHANGE TRADED FUND (ETF) RISK -- an investment in an ETF carries substantially the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could also lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

LOWER QUALITY DEBT SECURITIES -- junk bonds are highly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of securities to make principal and interest payments than with higher-grade debt securities.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 6      ING Foreign Fund

                                                                ING FOREIGN FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING Foreign Fund had not had a full year of operations as of December 31, 2003, there is no performance information included in this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        ING Foreign Fund       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                   Aeltus Investment Management,
ING INTERNATIONAL FUND                                                      Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in countries outside of the U.S. The Fund invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Fund also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S. and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor securities in which the Fund invests. Rather, the market could favor value-oriented stocks or may not favor equities at all.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could also lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 8      ING International Fund

                                                          ING INTERNATIONAL FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
5.87      5.77     13.46    1.56     19.02    47.50    -8.30   -20.27   -14.60    29.21

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

            Best and worst quarterly performance during this period:

                           4th quarter 1999:  26.70%


                           3rd quarter 2002: -18.97%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.


                                                                                 5 YEARS      10 YEARS
                                                                               (OR LIFE OF   (OR LIFE OF
                                                                    1 YEAR      CLASS)(1)     CLASS)(1)
Class A Return Before Taxes(2)                                  %    21.78         2.37         5.63
Class A Return After Taxes on Distributions(2)                  %    22.09        -0.26         3.33
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %    14.49         0.73         3.63
Class B Return Before Taxes(3)                                  %    22.79        -7.47          N/A
Class C Return Before Taxes(4)                                  %    26.79        -5.38          N/A
MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %    39.17         0.26(6)      4.78(6)


(1) Class A commenced operations on January 3, 1994. Class B commenced operations on August 22, 2000. Class C commenced operations on September 15, 2000.

(2) Reflects deduction of sales charge of 5.75%.


(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and Life of Class returns.


(4) Reflects deduction of deferred sales charge of 1% for the 1 year return.


(5) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.



(6) Index return for Class A is for the period beginning January 1, 1994. Index return for Classes B and C is -4.53% for the period beginning September 1, 2000.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING International Fund       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERNATIONAL SMALLCAP GROWTH FUND     Nicholas-Applegate Capital Management

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 80% of its assets in securities of small companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the Fund's assets will normally be invested in companies located outside the U.S. The Fund may invest up to 35% of its assets in U.S. issuers.


The Fund invests primarily in smaller-capitalized companies (small-cap stocks) located worldwide. In the opinion of the Sub-Adviser, small-cap stocks are those whose stock market capitalizations are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' small-cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets. The market capitalization of companies held by the Fund as of December 31, 2003 ranged from $95 million to $9.7 billion. The average market capitalization of companies held by the Fund as of December 31, 2003 was $2.5 billion.


The Fund normally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.


The Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a bottom-up analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.


In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially change.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 10      ING International SmallCap Growth Fund

                                          ING INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
          5.51     17.58    13.46    35.57   121.93   -16.60   -27.52   -17.15    44.74

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than Sub-Adviser, to the Fund.

            Best and worst quarterly performance during this period:

                           4th quarter 1999:  53.34%


                           3rd quarter 2002: -19.29%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Citigroup Europe, Pacific, Asia Composite/Extended Market Index (Citigroup EPAC/EMI). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.


                                                                                       10 YEARS
                                                                                      (OR LIFE OF
                                                                   1 YEAR   5 YEARS    CLASS)(1)
Class A Return Before Taxes(2)                                  %  36.42      8.67       11.37
Class A Return After Taxes on Distributions(2)                  %  36.42      7.81       10.38
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  23.69      7.16        9.60
Class B Return Before Taxes(3)                                  %  38.81      9.01       13.23
Class C Return Before Taxes(4)                                  %  42.78      9.27       11.31
Citigroup EPAC/EMI (reflects no deduction for fees, expenses
  or taxes)(5)                                                  %  52.95      5.23        3.56(6)


(1) Classes A and C commenced operations on August 31, 1994. Class B commenced operations on May 31, 1995.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1% for the 1 year return.


(5) The Citigroup EPAC/EMI (formerly the Salomon Europe, Pacific, Australia and Composite Extended Market Index) is an unmanaged index that measures the performance of securities of smaller-capitalization companies in 22 countries excluding the U.S. and Canada.



(6) Index return for Classes A and C is for the period beginning September 1, 1994. Index return for Class B is 4.59% for the period beginning June 1, 1995.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                 ING International SmallCap Growth Fund       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERNATIONAL VALUE FUND                    Brandes Investment Partners, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.


The Sub-Adviser applies the technique of "value investing" by seeking stocks that its research indicates are priced below their long-term value.


The Fund holds common stocks, preferred stocks, American, European and global depositary receipts, as well as convertible securities.

Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. The Fund may invest, at the time of purchase, up to the greater of:

- 20% of its assets in any one country or industry, or,

- 150% of the weighting of the country or industry in the MSCI EAFE Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940, as amended.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

THE FUND IS CLOSED TO NEW INVESTORS EXCEPT FOR THOSE SITUATIONS SET FORTH IN THE SHAREHOLDER GUIDE ON PAGE 31. THE FUND MAY REOPEN IN THE FUTURE SUBJECT TO THE DISCRETION OF THE BOARD OF TRUSTEES.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S. and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

 12      ING International Value Fund

                                                    ING INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                   15.23    17.86    13.46    51.49    1.89    -13.33   -18.00    47.75

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

            Best and worst quarterly performance during this period:

                           2nd quarter 2003:  24.54%


                            3rd quarter 2002: -22.23%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                       10 YEARS
                                                                                      (OR LIFE OF
                                                                   1 YEAR   5 YEARS    CLASS)(1)
Class A Return Before Taxes(2)                                  %  39.26      8.84       11.62
Class A Return After Taxes on Distributions(2)                  %  39.43      7.59       10.47
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  25.97      7.08        9.72
Class B Return Before Taxes(3)                                  %  41.75      9.07       10.57
Class C Return Before Taxes(4)                                  %  45.79      9.34       11.62
MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %  39.17      0.26        5.00(6)


(1) Classes A and C commenced operations on March 6, 1995. Class B commenced operations on April 18, 1997.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1% for the 1 year return.


(5) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.



(6) Index return for Classes A and C is for the period beginning March 1, 1995. Index return for Class B is 3.48% for the period beginning May 1, 1997.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING International Value Fund       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                   Aeltus Investment Management,
ING PRECIOUS METALS FUND                                                    Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund's investment objective is to attain capital appreciation and hedge against the loss of buying power of the U.S. dollar as may be obtained through investment in gold and securities of companies engaged in mining or processing gold throughout the world.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its assets in precious metals and securities related to precious metals. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the Fund's assets will normally be invested in gold bullion and the equity securities of companies that commit at least 50% of their assets or derive at least 50% of their total revenues or earnings from business operations in the exploration, mining, processing, fabrication or distribution of gold ("gold-related" companies). The Sub-Adviser seeks to invest in companies involved in precious metals which represent good value based on the prospects for earnings and the prices of precious metals. The Fund may invest the remaining 35% of its assets in other precious metals, including silver, platinum, and palladium, and in the equity securities of companies that commit at least 50% of their assets or derive at least 50% of their total revenues or earnings from business operations in the exploration, mining, processing, fabrication or distribution of silver ("silver-related" companies) or other precious metals or materials. The Fund may also invest in other types of securities, including convertible securities and preferred stocks of gold-related companies, silver-related companies, or companies related to other precious metals. The Fund intends to invest less than half of the value of its assets directly in bullion or other direct forms of gold, silver, and other precious metals (as opposed to securities). The Fund normally invests in companies with a large capitalization, but may also invest in mid- and small-sized companies.


The Fund's performance and ability to meet its objective will be largely dependent on the market value of gold, and, to a lesser degree, silver and other precious metals. A substantial portion of the Fund's investments will be in the securities of foreign issuers, including emerging market issuers.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund normally invests in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

PRECIOUS METALS RISK -- the Fund's focus on precious metals and precious metal stocks may expose investors to additional risks. Precious metal prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. The supply and demand for gold may vary widely and may be affected by actions of governments or their agencies or national banks, all of which may affect the price of a precious metal or a related company. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from selling precious metals or any other physical commodity. That law may require the Fund, for example, to hold precious metals when it would rather sell, or to sell other securities when it would rather hold them -- both may cause investment losses or lost opportunities for profit. Direct investments in precious metals such as bullion have the following characteristics: they earn no income; transaction and storage costs may be higher than for securities; and the Fund will realize gains only with an increase in the market price.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

NON-DIVERSIFICATION RISK -- the Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


RISK OF CONCENTRATION -- as a result of the Fund concentrating its assets in securities of gold and gold-related companies, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.


 14      ING Precious Metals Fund

                                                        ING PRECIOUS METALS FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
-7.28     -1.89    7.84    -42.98    -6.39    8.58    -22.05    24.87    66.67    46.42

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3) Prior to November 2, 2000, the Fund's portfolio manager employed a different stock selection criteria. Effective November 2, 2000, the Fund changed its name to the ING Precious Metals Fund and changed its investment strategies to permit the Fund to invest in precious metals and related securities; prior to that date, the Fund invested primarily in gold and gold-related securities.

            Best and worst quarterly performance during this period:

                            1st quarter 2002:  34.59%


                           4th quarter 1997: -29.07%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Financial Times Gold Mines Index (FT Gold Mines Index), and Gold bullion. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                   1 YEAR   5 YEARS   10 YEARS
Class A Return Before Taxes(1)                                  %   38.08    19.43      2.44
Class A Return After Taxes on Distributions(1)                  %   38.08    19.41      1.71
Class A Return After Taxes on Distributions and Sale of Fund
Shares(1)                                                       %   24.75    17.23      1.59
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %   28.71    -0.57     11.10
FT Gold Mines Index (reflects no deduction for fees,
  expenses or taxes)(3)                                         %   42.80    14.31     -1.96
Gold Bullion (reflects no deduction for fees, expenses or
taxes)(4)                                                       %   19.37     7.58      0.62


(1) Reflects deduction of sales charge of 5.75%.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies whose securities are traded on major U.S. stock markets.


(3) The FT Gold Mines Index(R) is an unmanaged cap weighted index that is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold.



(4) GOLD BULLION IS NOT AN INDEX. It is a commodity traded on the New York Mercantile Exchange (NYME). The return is based upon spot prices obtained from the NYME for the periods shown.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               ING Precious Metals Fund       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING RUSSIA FUND                          ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of Russian companies.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in equity securities (including common and preferred stocks, warrants and convertible securities) of Russian companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser seeks to invest in companies which are undervalued by the market because their pace of development and earnings growth have been underestimated. The Sub-Adviser may invest in companies with any market capitalization. The Fund may invest the other 20% of its assets in debt securities issued by Russian companies and debt securities issued or guaranteed by the Russian government without any restrictions based on investment quality or maturity of the debt securities. The Fund may also invest in the equity securities of large-cap, mid-cap or small-cap companies outside of Russia which the Fund believes will experience growth in revenue and profits from participation in the development of the economies of the former Soviet Union.

When the Fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities. The criteria used by the Fund to determine whether an issuer is based in Russia are: the issuer is organized in Russia; the principal securities market for the issuer is Russia; the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in Russia; or at least 50% of the issuer's assets are located in Russia.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF INVESTING IN SECURITIES OF RUSSIAN COMPANIES


The following risks apply to all mutual funds that invest in securities of Russian companies, including ING Russia Fund.


POLITICAL RISK -- since the breakup of the Soviet Union in 1991, Russia has experienced and continues to experience dramatic political and social change. Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model. The Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments.

MARKET CONCENTRATION AND LIQUIDITY RISK -- the Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the U.S. A few issuers represent a large percentage of market capitalization and trading volume. Due to these factors and despite the Fund's policy on liquidity, it may be difficult for the Fund to buy or sell some securities because of the poor liquidity.

LACK OF RELIABLE FINANCIAL INFORMATION -- there may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

UNFAVORABLE ACTIONS -- there is the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities.

The Fund's investments will include investments in Russian companies that have characteristics and business relationships common to companies outside of Russia, and as a result, outside economic forces may cause fluctuations in the value of securities held by the Fund.

SETTLEMENT AND CUSTODY RISK -- ownership of shares in Russian companies is recorded by the companies themselves and by registrars instead of through a central registration system. It is possible that the Fund's ownership rights could be lost through fraud or negligence. Since the Russian banking institutions and registrars are not guaranteed by the state, the Fund may not be able to pursue claims on behalf of the Fund's shareholders.

RISKS OF CONCENTRATION -- because the Fund concentrates on a single region of the world, the Fund's performance may be more volatile than that of a fund that invests globally. If Russian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate on a single region of the world.

LOWER QUALITY DEBT SECURITIES -- junk bonds are highly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of securities to make principal and interest payments than with higher-grade debt securities.

NON-DIVERSIFICATION RISK -- the Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.


MARKET TRENDS AND PRICE VOLATILITY -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all. The Fund may invest in small- and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 16      ING Russia Fund

                                                                 ING RUSSIA FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                            67.50   -82.99   159.76   -17.80    80.32    24.72    75.88

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares. Prior to January 2, 2001, the Fund was advised by a sub-adviser. The Fund did not have a sub-adviser from October 1, 2000 to December 4, 2002. Effective December 5, 2002, ING Investment Management Advisors B.V. became the Sub-Adviser to the Fund.

            Best and worst quarterly performance during this period:

                           4th quarter 1999:  95.36%


                           3rd quarter 1998: -64.89%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Moscow Times Index and the Russian Trading System Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                         10 YEARS
                                                                                        (OR LIFE OF
                                                                    1 YEAR    5 YEARS    CLASS)(1)
Class A Return Before Taxes(2)                                  %   65.77      51.39       10.84
Class A Return After Taxes on Distributions(2)                  %   65.77      51.11        9.71
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %   42.81      46.96        8.70
Moscow Times Index (reflects no deduction for fees, expenses
  or taxes)(3)                                                  %   60.76      66.90       18.65(4)
Russian Trading System Index (reflects no deduction for
  fees, expenses or taxes)(5)                                   %   62.60      58.88       14.59(4)


(1) Class A commenced operations on July 3, 1996.

(2) Reflects deduction of sales charge of 5.75%.

(3) The Moscow Times Index is an unmanaged index that measures the performance of 50 Russian stocks considered to represent the most liquid and most highly capitalized Russian stocks.

(4) Index return is for the period beginning July 1, 1996.


(5) The Russian Trading System Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia's 106 most active stocks traded on the Russian Trading
    System. The index is operated by the National Association of Participants in the Securities Markets, a non-profit body.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        ING Russia Fund       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL EQUITY DIVIDEND FUND          ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks growth of capital with dividend income as a secondary consideration. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in a portfolio of equity securities of dividend paying companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the net assets of the Fund will be invested in equity securities of issuers in at least 3 countries one of which may be the U.S., with at least 75% of total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the dividend yield of the companies included in the Morgan Stanley Capital International World Index.

The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria:


- The dividend yield must be above average and the stability and growth of the dividend yield and the company should meet minimum acceptable standards including market capitalization generally of at least $1 billion, growth of the dividend over the last five years, and average annual earnings growth over the last four years.


- The expected liquidity of a stock must be sufficient to buy or sell a position within four trading days without significant impact on the share price.

- The analysis of fundamental factors are used to limit the risk of investing in or holding certain, unprofitable companies. These fundamental factors include: earnings, capital structure, dividend coverage, and credit ratings.


The Sub-Adviser may from time-to-time select securities that do not meet all of these criteria.


In addition, the Sub-Adviser combines fundamental analysis of each company with an allocation among industry sectors that is based upon quantitative screening which takes into account certain assumptions about possible economic scenarios.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund will generally sell a stock when the dividend yield falls below average.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

The Sub-Adviser does not hedge against currency movements in the various markets in which the Fund will invest so the value of the Fund is subject to the risk of adverse changes in currency exchange rates.


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small-and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers. As such, smaller companies are considered to have more risk than mid-sized companies for these same reasons.


MARKET TRENDS -- from time to time, the stock market may not favor the dividend paying securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or may not favor equities at all.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 18      ING Global Equity Dividend Fund

                                                 ING GLOBAL EQUITY DIVIDEND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING Global Equity Dividend Fund had not had a full year of operations as of December 31, 2003, there is no performance information included in this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING Global Equity Dividend Fund       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                         ING Clarion Real Estate
ING GLOBAL REAL ESTATE FUND                                           Securities
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks to provide investors with high total return. The Fund's investment objective is not fundamental and may be changed without shareholder vote.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. In selecting investments for the Fund, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in at least three different countries, including the United States. As a general matter, the Fund expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts (REITs).

The Sub-Adviser uses a disciplined two-step process for constructing the Fund's portfolio.

- First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions.

- Second, the Sub-Adviser uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including:
  (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up and down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small- and mid-sized companies, which may be more susceptible to greater price swings than larger companies because they have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor stocks in industries to which the Fund is not exposed, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

NON-DIVERSIFICATION RISK -- the Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's assets may be invested in a single company.

INDUSTRY CONCENTRATION -- as a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

REAL ESTATE RISK -- investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

INABILITY TO SELL SECURITIES -- securities of small- and mid-sized companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell securities at a time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 20      ING Global Real Estate Fund

                                                     ING GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                         4.06     41.35


(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.


            Best and worst quarterly performance during this period:

                            2nd quarter 2003: 15.12%


                            3rd quarter 2002:  -7.70%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Citigroup World Property Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.


                                                                                5 YEARS      10 YEARS
                                                                              (OR LIFE OF   (OR LIFE OF
                                                                    1 YEAR     CLASS)(1)      CLASS)
Class A Return Before Taxes(2)                                  %    33.22      20.04            N/A
Class A Return After Taxes on Distributions(2)                  %    30.02      17.20            N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %    22.36      15.54            N/A
Class B Return Before Taxes(3)                                  %    35.16      18.06            N/A
Class C Return Before Taxes(4)                                  %    39.39      19.98            N/A
Citigroup World Property Index (reflects no deduction for
  fees, expenses or taxes)(5)                                   %    33.53       6.35(6)         N/A


(1) Class A, Class B and Class C commenced operations on November 5, 2001, March 15, 2002 and January 8, 2002, respectively.

(2) Reflects deduction of sales charge of 5.75%.


(3) Reflects deduction of deferred sales charge of 5% and 4%, respectively, for 1 year and Life of Class returns.


(4) Reflects deduction of deferred sales charge of 1% for the 1 year return.


(5) The Citigroup World Property Index (formerly the Salomon Smith Barney World Property Index) is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities.



(6) Index return for Class A is for the period beginning November 1, 2001. Index return for Class B is 6.33% for the period beginning March 1, 2002. Index return for Class C is 3.49% for the period beginning January 1, 2002.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Global Real Estate Fund       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                   Aeltus Investment Management,
ING WORLDWIDE GROWTH FUND                                                   Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.


INTERNATIONAL COMPONENT. The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. The Sub-Adviser will invest at least 65% of the Fund in assets of companies which, based upon a fundamental analysis of a company's earning prospects, it believes will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and the cash flow return on capital. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. The Sub-Adviser may invest in companies with any market capitalization.



U.S. COMPONENT. The Fund normally invests in equity securities of large U.S. companies that the Sub-Adviser feels have above-average prospects for growth. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the S&P 500 Index. As of December 31, 2003 this meant market capitalizations in the range of $7.8 billion to $311 billion. Capitalization of companies in the S&P 500 Index will change with market conditions.


The Sub-Adviser emphasizes a growth approach by searching for companies that it believes are managing change advantageously and may be poised to exceed growth expectations. The Sub-Adviser focuses on both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a top-down thematic approach. The Sub-Adviser will sell the security if it no longer meets the selection requirements. The Sub-Adviser seeks to identify themes that reflect the major social, economic and technological trends that it believes are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies it believes may benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

From time to time, the Sub-Adviser reviews the allocation between U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the Sub-Adviser deems appropriate.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may also invest in small- and mid-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of foreign companies may trade in lower volume and may be less liquid than securities of U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 22      ING Worldwide Growth Fund

                                                       ING WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
2.45      14.74    17.92    17.28    37.34    83.52   -22.26   -27.81   -26.97    29.40

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

            Best and worst quarterly performance during this period:

                           4th quarter 1999:  44.54%


                            1st quarter 2001: -21.37%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International World Index (MSCI World Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.


                                                                                       10 YEARS
                                                                                      (OR LIFE OF
                                                                   1 YEAR   5 YEARS     CLASS)
Class A Return Before Taxes(1)                                  %  21.96     -1.71       7.43
Class A Return After Taxes on Distributions(1)                  %  21.96     -2.74       5.36
Class A Return After Taxes on Distributions and Sale of Fund
Shares(1)                                                       %  14.31     -1.86       5.45
Class B Return Before Taxes(2)                                  %  23.58     -1.55       7.81(3)
Class C Return Before Taxes(4)                                  %  27.52     -1.18       7.39
MSCI World Index (reflects no deduction for fees, expenses
  or taxes)(5)                                                  %  33.76     -0.39       7.58(6)



(1) Reflects deduction of sales charge of 5.75%.



(2) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.



(3) Class B commenced operations on May 31, 1995.


(4) Reflects deduction of deferred sales charge of 1% for the 1 year return.

(5) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.


(6) Index return for Class B is 7.07% for the period beginning June 1, 1995. Index return for Class C is 7.58% for the ten year period ended December 31, 2003.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING Worldwide Growth Fund       23

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


[PENNY GRAPHIC]
       There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the ING Funds.
FEES YOU PAY DIRECTLY

                                                                 CLASS A     CLASS B(1)    CLASS C(1)    CLASS M(1)
-------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT
  (AS A % OF OFFERING PRICE)
 All Funds                                                        5.75(2)       none          none          3.50(2)
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)
 All Funds                                                        none(3)       5.00(4)       1.00(5)       none
 REDEMPTION FEE (AS A % OF AMOUNT REDEEMED, IF APPLICABLE)
 ING International and ING Russia Funds                           2.00(6)        N/A           N/A           N/A



(1) Not all Funds offer Classes B, C and M. Please see page 28.

(2) Reduced for purchases of $50,000 and over. Please see page 29.

(3) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 29.

(4) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 29.

(5) Imposed upon redemption within 1 year from purchase. Please see page 29.

(6) The 2.0% redemption fee applies only to shares held less than 30 days for the ING International Fund and less than 365 days for the ING Russia Fund. Please see page 33.

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


CLASS A
                                                    DISTRIBUTION                       TOTAL
                                                    AND SERVICE                        FUND            WAIVERS,
                                     MANAGEMENT       (12b-1)           OTHER        OPERATING      REIMBURSEMENTS         NET
FUND                                    FEE             FEES         EXPENSES(2)     EXPENSES      AND RECOUPMENT(3)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 ING Emerging Countries       %         1.25            0.35             0.77          2.37              -0.10             2.27
 ING Foreign                  %         1.00            0.25             0.70          1.95              -0.25             1.70
 ING International            %         1.00            0.25             0.62          1.87                 --             1.87
 ING International SmallCap
  Growth                      %         1.00            0.35             0.59          1.94               0.01             1.95
 ING International Value      %         1.00            0.30             0.44          1.74                N/A             1.74
 ING Precious Metals          %         1.00            0.25             0.32          1.57                 --             1.57
 ING Russia                   %         1.25            0.25             0.59          2.09                 --             2.09
 ING Global Equity Dividend   %         0.70            0.25             0.55          1.50              -0.10             1.40
 ING Global Real Estate       %         1.00            0.25             0.70          1.95              -0.20             1.75
 ING Worldwide Growth         %         1.00            0.35             0.58          1.93              -0.08             1.85


 24      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS B
                                                                  DISTRIBUTION                       TOTAL
                                                                  AND SERVICE                        FUND
                                                   MANAGEMENT       (12b-1)           OTHER        OPERATING
FUND                                                  FEE             FEES         EXPENSES(2)     EXPENSES
------------------------------------------------------------------------------------------------------------
 ING Emerging Countries                     %         1.25            1.00            0.77           3.02
 ING Foreign                                %         1.00            1.00            0.70           2.70
 ING International                          %         1.00            1.00            0.62           2.62
 ING International SmallCap Growth          %         1.00            1.00            0.59           2.59
 ING International Value                    %         1.00            1.00            0.44           2.44
 ING Global Equity Dividend                 %         0.70            1.00            0.55           2.25
 ING Global Real Estate                     %         1.00            1.00            0.70           2.70
 ING Worldwide Growth                       %         1.00            1.00            0.58           2.58

CLASS B

                                                WAIVERS,
                                             REIMBURSEMENTS          NET
FUND                                        AND RECOUPMENT(3)      EXPENSES
-----------------------------------------  --------------------------------
 ING Emerging Countries                           -0.10              2.92
 ING Foreign                                      -0.25              2.45
 ING International                                   --              2.62
 ING International SmallCap Growth                 0.01              2.60
 ING International Value                            N/A              2.44
 ING Global Equity Dividend                       -0.10              2.15
 ING Global Real Estate                           -0.20              2.50
 ING Worldwide Growth                             -0.08              2.50


CLASS C
                                                                  DISTRIBUTION                       TOTAL
                                                                  AND SERVICE                        FUND
                                                   MANAGEMENT       (12b-1)           OTHER        OPERATING
FUND                                                  FEE             FEES         EXPENSES(2)     EXPENSES
------------------------------------------------------------------------------------------------------------
 ING Emerging Countries                     %         1.25            1.00            0.77           3.02
 ING Foreign                                %         1.00            1.00            0.70           2.70
 ING International                          %         1.00            1.00            0.62           2.62
 ING International SmallCap Growth          %         1.00            1.00            0.59           2.59
 ING International Value                    %         1.00            1.00            0.44           2.44
 ING Global Equity Dividend                 %         0.70            1.00            0.55           2.25
 ING Global Real Estate                     %         1.00            1.00            0.70           2.70
 ING Worldwide Growth                       %         1.00            1.00            0.58           2.58

CLASS C

                                                WAIVERS,
                                             REIMBURSEMENTS          NET
FUND                                        AND RECOUPMENT(3)      EXPENSES
-----------------------------------------  --------------------------------
 ING Emerging Countries                           -0.10              2.92
 ING Foreign                                      -0.25              2.45
 ING International                                   --              2.62
 ING International SmallCap Growth                 0.01              2.60
 ING International Value                            N/A              2.44
 ING Global Equity Dividend                       -0.10              2.15
 ING Global Real Estate                           -0.20              2.50
 ING Worldwide Growth                             -0.08              2.50


CLASS M
                                                                  DISTRIBUTION                       TOTAL
                                                                  AND SERVICE                        FUND
                                                   MANAGEMENT       (12b-1)           OTHER        OPERATING
FUND                                                  FEE             FEES         EXPENSES(2)     EXPENSES
------------------------------------------------------------------------------------------------------------
 ING Emerging Countries                     %         1.25            0.75            0.77           2.77

CLASS M

                                                WAIVERS,
                                             REIMBURSEMENTS          NET
FUND                                        AND RECOUPMENT(3)      EXPENSES
-----------------------------------------  --------------------------------
 ING Emerging Countries                           -0.10              2.67


--------------------------------------------------------------------------------

 (1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimated expenses are based on each Fund's actual operating expenses for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which the Adviser has agreed to for each Fund. ING Foreign Fund and ING Global Equity Dividend Fund recently commenced operations so "Other Expenses" are estimated for the current fiscal year.

 (2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of each Fund's average daily net assets.


 (3) ING Investments has entered into written expense limitation agreements with each Fund which it advises, except ING International Value Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments for all Funds (except ING Foreign Fund and ING Global Equity Dividend Fund) is shown under the heading "Waivers, Reimbursements, and Recoupment." The amount of expenses proposed to be waived during the current fiscal year by ING Investments for ING Foreign Fund and ING Global Equity Dividend is shown under the heading "Waivers, Reimbursements, and Recoupment." For each Fund, except ING International Fund and ING Foreign Fund, the expense limits will continue through at least October 31, 2004. The expense limitations are contractual and, except for ING International Fund and ING Foreign Fund, shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the expense limitation within 90 days of the end of the then-current term or upon termination of the investment management agreement. Pursuant to a side agreement dated February 25, 2003, the expense limits for the ING International Fund are 1.95%, 2.70%, and 2.70% for Class A, B and C, respectively, through October 31, 2004. There is no guarantee that this side agreement will continue after that date. If after October 31, 2004 ING Investments elects not to renew the side agreement, the expense limits will revert to the limitations under the International Fund's expense limitation agreement of 2.75%, 3.50% and 3.50% for Class A, B and C, respectively. Additionally, pursuant to a side agreement dated November 11, 2003, ING Investments has lowered the contractual expense limits for ING Foreign Fund to 1.70%, 2.45% and 2.45% for Class A, B and C, respectively, through October 31, 2004. There is no guarantee that this side agreement will continue after that date. If, after October 31, 2004, ING Investments elects not to renew the side agreement, the expense limits will revert to the limitations under the ING Foreign Fund's expense limitation agreement of 1.95%, 2.70% and 2.70% for Class A, B and C, respectively. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for the ING International SmallCap Growth Fund.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       25

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


CLASS A
FUND                                                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------
 ING Emerging Countries(1)                                      $        792      1,263       1,759       3,118
 ING Foreign(1)                                                 $        738      1,129       1,545       2,700
 ING International                                              $        754(2)   1,129       1,528       2,639
 ING International SmallCap Growth(1)                           $        762      1,152       1,567       2,719
 ING International Value                                        $        742      1,091       1,464       2,509
 ING Precious Metals                                            $        726      1,042       1,381       2,335
 ING Russia                                                     $        775(2)   1,192       1,634       2,857
 ING Global Equity Dividend(1)                                  $        709      1,013       1,337       2,255
 ING Global Real Estate(1)                                      $        743      1,134       1,549       2,704
 ING Worldwide Growth(1)                                        $        752      1,139       1,550       2,693



CLASS B
                                                IF YOU SELL YOUR SHARES                      IF YOU DON'T SELL YOUR SHARES
                                      -------------------------------------------     -------------------------------------------
FUND                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 ING Emerging Countries(1)      $      795        1,224       1,778       3,178        295         924        1,578       3,178
 ING Foreign(1)                 $      748        1,115       1,608       2,833        248         815        1,408       2,833
 ING International              $      765        1,114       1,590       2,772        265         814        1,390       2,772
 ING International SmallCap     $
  Growth(1)                            763        1,108       1,580       2,776        263         808        1,380       2,776
 ING International Value        $      747        1,061       1,501       2,603        247         761        1,301       2,603
 ING Global Equity              $
  Dividend(1)                          718          994       1,396       2,388        218         694        1,196       2,388
 ING Global Real Estate(1)      $      753        1,119       1,612       2,836        253         819        1,412       2,836
 ING Worldwide Growth(1)        $      753        1,095       1,563       2,751        253         795        1,363       2,751


 26      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES


CLASS C
                                                IF YOU SELL YOUR SHARES                      IF YOU DON'T SELL YOUR SHARES
                                      -------------------------------------------     -------------------------------------------
FUND                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 ING Emerging Countries(1)      $      395         924        1,578       3,330        295         924        1,578       3,330
 ING Foreign(1)                 $      348         815        1,408       3,014        248         815        1,408       3,014
 ING International              $      365         814        1,390       2,954        265         814        1,390       2,954
 ING International SmallCap
  Growth(1)                     $      363         808        1,380       2,934        263         808        1,380       2,934
 ING International Value        $      347         761        1,301       2,776        247         761        1,301       2,776
 ING Global Equity
  Dividend(1)                   $      318         694        1,196       2,577        218         694        1,196       2,577
 ING Global Real Estate(1)      $      353         819        1,412       3,017        253         819        1,412       3,017
 ING Worldwide Growth(1)        $      353         795        1,363       2,909        253         795        1,363       2,909



CLASS M
FUND                                                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------
 ING Emerging Countries(1)                                      $        611      1,170       1,755       3,334


--------------------------------------------------------------------------------

(1) The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.

(2) Due to redemption fees assessed on early redemptions, the cost of investing in the ING Russia Fund for one year is $200, if shares were held for less than 365 days. The cost of investing in the Class A shares of the ING International Fund for one year is $200, if the shares were held for less than 30 days.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       27

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS(TM)

Depending upon the Fund, you may select from up to four separate classes of shares: Class A, Class B, Class C and Class M.

CLASS A

- Front-end sales charge, as described on the next page.

- Distribution and service (12b-1) fees of 0.25% to 0.35% (varies by Fund).

CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A contingent deferred sales charge (CDSC), as described on the next page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses. Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.

- Not offered by ING Russia Fund and ING Precious Metals Fund.

CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% CDSC on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

- Not offered by ING Russia Fund and ING Precious Metals Fund.

CLASS M

- Lower front-end sales charge than Class A, as described on the next page.

- Distribution and service (12b-1) fees of 0.75%.

- No automatic conversion to Class A shares, so annual expenses continue at the Class M level throughout the life of your investment.

- Offered only by ING Emerging Countries Fund.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the CDSC. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A or Class M shares. Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which class of shares is right for you with your investment professional.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

 28      Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

CLASS A(1)(2)

Class A shares of the Funds are sold subject to the following sales charge:

                                      ALL FUNDS
                            -----------------------------
                            AS A % OF THE
                              OFFERING      AS A % OF NET
YOUR INVESTMENT               PRICE(3)       ASSET VALUE
 Less than $50,000              5.75            6.10
 $50,000 - $99,999              4.50            4.71
 $100,000 - $249,999            3.50            3.63
 $250,000 - $499,999            2.50            2.56
 $500,000 - $1,000,000          2.00            2.04
 $1,000,000 and over                            See below

(1) Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

(2) Shareholders that purchased funds that were a part of the Aetna family of funds prior to February 2, 1998 at the time of purchase are not subject to sales charges for the life of their account.

(3) The term "offering price" includes the front-end sales charge.

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                       PERIOD DURING WHICH
YOUR INVESTMENT                 CDSC      CDSC APPLIES
 $1,000,000 - $2,499,999        1.00%        2 years
 $2,500,000 - $4,999,999        0.50%        1 year
 $5,000,000 and over            0.25%        1 year

CLASS B AND CLASS C

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE(4)

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     5%
 2nd year                                                     4
 3rd year                                                     3
 4th year                                                     3
 5th year                                                     2
 6th year                                                     1
 After 6th year                                            none

(4) Class B shares that were purchased through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge. Please see the SAI for further information.

CLASS C DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     1%
 After 1st year                                            none

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Funds will first redeem shares, in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

CLASS M

Class M shares are sold subject to the following sales charge:

                               EMERGING COUNTRIES FUND
                            ------------------------------
                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               3.50            3.63
 $50,000 - $99,999               2.50            2.56
 $100,000 - $249,999             1.50            1.52
 $250,000 - $499,999             1.00            1.01
 $500,000 and over               none            none

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A or Class M shares of the Funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

- LETTER OF INTENT -- lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once.

- RIGHTS OF ACCUMULATION -- lets you add the value of shares of any open-end ING Fund (excluding the ING Money Market Fund, ING Lexington Money Market Trust and ING Classic Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

- COMBINATION PRIVILEGE -- shares held by investors in the ING Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge.

See the Account Application or the SAI for details, or contact your financial representative or a Shareholder Services Representative for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each class will be waived in the following cases:

- Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

- For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       29

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

  distributions are reinvested and the total redemptions do not exceed 12% annually.

- Mandatory distributions from a tax-deferred retirement plan or an IRA. However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

- Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your financial representative or a Shareholder Services Representative.

REINSTATEMENT PRIVILEGE. If you sell Class B or Class C shares of a Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or a Shareholder Services Representative. Consult the SAI for more information.

SALES CHARGE WAIVERS. Class A or Class M shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact a Shareholder Services Representative, or see the SAI.

 30      Shareholder Guide

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

PURCHASE OF SHARES

The minimum initial investment amounts for the Funds are as follows:

- Non-retirement accounts: $1,000

- Retirement accounts: $250

- Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the methods outlined in the table on the right.

The Funds and ING Funds Distributor, LLC (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) generally will not be accepted. The Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.00 ($250.00 for IRAs).

International Value Fund is closed to new investors except for shares purchased:
(1) through the reinvestment of dividends and distributions; (2) by 401(k), 403(b) and 457 plans that have selected the Fund as an investment option prior to May 17, 2002; (3) by shareholders participating in mutual fund wrap fee programs who were invested in the Fund prior to May 17, 2002; or (4) by new 401(k), 403(b) and 457 plans and new shareholders participating in mutual fund wrap fee programs subject to approval by the Investment Adviser and Sub-Adviser based on their assessment of the Fund's ability to invest the monies consistent with the Fund's objectives in light of market conditions, the size of the purchase, and other relevant factors relating to the Fund. The Fund may reopen in the future subject to the discretion of the Board of Trustees.

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund and the Distributor must obtain the following information for each person that opens an account:

- Name;

- Date of birth (for individuals);

- Physical residential address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.



                               Initial                 Additional
         Method              Investment                Investment
     BY CONTACTING      An investment            Visit or consult an
     YOUR INVESTMENT    professional with an     investment professional.
     PROFESSIONAL       authorized firm can
                        help you establish and
                        maintain your account.



     BY MAIL            Visit or consult an      Visit or consult an
                        investment               investment professional.
                        professional. Make       Fill out the Account
                        your check payable to    Additions form included
                        the ING Funds and mail   on the bottom of your
                        it, along with a         account statement along
                        completed Account        with your check payable
                        Application. Please      to the ING Funds and
                        indicate your            mail them to the address
                        investment               on the account
                        professional on the      statement. Remember to
                        New Account              write your account
                        Application.             number on the check.



     BY WIRE            Call the ING             Wire the funds in the
                        Operations Department    same manner described
                        at (800) 992-0180 and    under "Initial
                        select Option 4 to       Investment."
                        obtain an account
                        number and indicate
                        your investment
                        professional on the
                        account.
                        Instruct your bank to
                        wire funds to the Fund
                        in the care of:
                        State Street Bank and
                        Trust Company ABA
                        #101003621 Kansas
                        City, MO
                        credit to:
                        --------------------
                        (the Fund)
                        A/C #751-8315; for
                        further credit
                        to:
                        Shareholder
                        A/C
                        #--------------------
                        (A/C # you received
                        over the telephone)
                        Shareholder Name:
                        --------------------
                        (Your Name Here)
                        After wiring funds you
                        must complete the
                        Account Application
                        and send it to:
                        ING Funds
                        P.O. Box 219368
                        Kansas City, MO
                        64121-6368


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       31

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

MARKET TIMERS


A Fund may restrict or refuse purchase orders, whether directly or by exchange, by market timers. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser, to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund.

RETIREMENT PLANS


The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company (SSB) acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

 32      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares by the methods outlined in the table on the right.


Under unusual circumstances, a Fund may suspend the right of redemption as allowed by Federal securities laws.


SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $10,000.

- Minimum withdrawal amount is $100.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, or see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. Each Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

REDEMPTION FEE


A 2% redemption fee will be charged on the redemption of Class A shares the ING Russia Fund held less than 365 days and Class A shares of the ING International Fund held less than 30 days. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee will be applied on a share by share basis using the "first shares in, first shares out" (FIFO) method. Therefore, the oldest shares are sold first.



The tax consequences of the redemption fee are not entirely clear. Although there is some authority to the effect that a fund would recognize taxable income in such circumstances, there is also authority, which the ING Russia Fund and the ING International Fund intend to follow, that a fund does not recognize income. It is possible that the Internal Revenue Service or other taxing authorities might successfully contest these funds' tax treatment of this arrangement on this basis or for other reasons.




            Method                         Procedures
     BY CONTACTING YOUR       You may redeem shares by contacting
     INVESTMENT               your investment professional.
     PROFESSIONAL             Investment professionals may charge
                              for their services in connection with
                              your redemption request, but neither
                              the Fund nor the Distributor impose
                              any such charge.



     BY MAIL                  Send a written request specifying the
                              Fund name and share class, your
                              account number, the name(s) in which
                              the account is registered, and the
                              dollar value or number of shares you
                              wish to redeem to:
                              ING Funds
                              P.O. Box 219368
                              Kansas City, MO 64121-6368
                              If certificated shares have been
                              issued, the certificate must accompany
                              the written request. Corporate
                              investors and other associations must
                              have an appropriate certification on
                              file authorizing redemptions. A
                              suggested form of such certification
                              is provided on the Account
                              Application. A signature guarantee may
                              be required.



     BY TELEPHONE --          You may redeem shares by telephone on
     EXPEDITED REDEMPTION     all accounts other than retirement
                              accounts, unless you check the box on
                              the Account Application which
                              signifies that you do not wish to use
                              telephone redemptions. To redeem by
                              telephone, call a Shareholder Services
                              Representative at (800) 992-0180.
                              RECEIVING PROCEEDS BY CHECK:
                              You may have redemption proceeds (up
                              to a maximum of $100,000) mailed to an
                              address which has been on record with
                              ING Funds for at least 30 days.
                              RECEIVING PROCEEDS BY WIRE:
                              You may have redemption proceeds
                              (subject to a minimum of $5,000) wired
                              to your pre-designated bank account.
                              You will not be able to receive
                              redemption proceeds by wire unless you
                              check the box on the Account
                              Application which signifies that you
                              wish to receive redemption proceeds by
                              wire and attach a voided check. Under
                              normal circumstances, proceeds will be
                              transmitted to your bank on the
                              business day following receipt of your
                              instructions, provided redemptions may
                              be made. In the event that share
                              certificates have been issued, you may
                              not request a wire redemption by
                              telephone.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       33

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE


The net asset value (NAV) per share for each class of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The Funds are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund may change on days when shareholders will not be able to purchase or redeem a Fund's shares.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Funds' Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES


When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge and any redemption fee (Class A shares of the ING Russia Fund and ING International Fund only). Exchange orders are effected at NAV.


EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Transfer Agent or Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of a Fund for shares of the same class of any other ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the ING money market funds for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate mutual fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Funds may prohibit excessive exchanges (more than four per year). The Funds also may, on 60 days' prior written notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

 34      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

In addition to the Funds available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' prior written notice to shareholders.

CDSC ON EXCHANGES INTO ING SENIOR INCOME FUND

You are not required to pay an applicable CDSC upon an exchange from any Fund described in this Prospectus to the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the Fund's CDSC will apply. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' prior written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' prior written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least $1,000 before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

HOUSEHOLDING


To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 992-0180 or your investment professional. We will begin sending you individual copies 30 days after receiving your request.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       35

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

ADVISER

ING INVESTMENTS, LLC (ING INVESTMENTS), an Arizona limited liability company serves as the investment adviser to each of the Funds. ING Investments provides or oversees all investment advisory and portfolio management services for each Fund.

ING Investments acts as a "manager-of-managers" for the ING Foreign Fund and ING Global Equity Dividend Fund. ING Investments delegates to the Sub-Advisers of the ING Foreign and ING Global Equity Dividend Funds the responsibility for investment management, subject to ING Investment's oversight. ING Investments is responsible for monitoring the investment program and performance of the Sub-Advisers of the ING Foreign and ING Global Equity Dividend Funds. From time to time, ING Investments may also recommend the appointment of additional or replacement Sub-Advisers to the ING Foreign and ING Global Equity Dividend Funds' Board. The ING Foreign and ING Global Equity Dividend Funds and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the ING Foreign and ING Global Equity Dividend Funds' Board, to replace a non-affiliated Sub-Adviser as well as change the terms of a contract with a non-affiliated Sub-Adviser, without submitting the contract to a vote of the ING Foreign and ING Global Equity Dividend Funds' shareholders. The ING Foreign and ING Global Equity Dividend Funds will notify shareholders of any change in the identity of a Sub-Adviser of the ING Foreign and ING Global Equity Dividend Funds. In this event, the names of the ING Foreign and ING Global Equity Dividend Funds and their investment strategies may also change.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.


As of December 31, 2003, ING Investments managed over $36.6 billion in assets.


ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

FUND                                                MANAGEMENT FEE
 ING Emerging Countries                                  1.25%
 ING Foreign                                             1.00
 ING International                                       1.00
 ING International SmallCap Growth                       1.00
 ING International Value                                 1.00
 ING Precious Metals                                     1.00
 ING Russia                                              1.25
 ING Global Equity Dividend                              0.70
 ING Global Real Estate                                  1.00
 ING Worldwide Growth                                    1.00

SUB-ADVISERS


For each of the Funds, ING Investments has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers have, at least in part, been selected primarily on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of a Fund. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.


ING FOREIGN FUND

JULIUS BAER INVESTMENT MANAGEMENT INC.


Julius Baer Investment Management Inc. (JBIM) serves as Sub-Adviser to the Fund. JBIM is a registered investment adviser wholly-owned by Julius Baer Securities, which in turn is wholly-owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities and fixed income securities, and alternative investments. As of December 31, 2003, JBIM managed over $12.79 billion in assets. JBIM is located at 330 Madison Avenue, New York, New York 10017.


Rudolph-Riad Younes and Richard Pell have been responsible for the day-to-day management of the Fund since its inception.


Rudolph-Riad Younes, CFA, Senior Vice President and Head of International Equity has been with the Julius Baer since September 1993.



Richard Pell, Senior Vice President and Chief Investment Officer has been with the Julius Baer since January 1995.


 36      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

         PERFORMANCE OF SIMILAR FOREIGN EQUITY ACCOUNTS MANAGED BY JBIM

The tables below are designed to show you how a composite of similar accounts managed by Julius Baer performed over various periods in the past.


The Julius Baer Foreign Equity Composite includes all discretionary, fee paying, non-taxable and taxable accounts for institutional clients and mutual funds invested in international equity securities. Each account in the composite has investment objectives, policies and strategies that are substantially similar to the ING Foreign Fund. Accounts meeting the composite criteria are included in the composite within the first 90 days from inception or restriction. Valuation and returns are computed and stated in U.S. Dollars. This composite was created in 2003. The account minimum for the composite was $10 million as of December 31, 2003. Settlement date accounting was used prior to 1999 for one client.



The table below shows the annualized compounded returns for the Julius Baer Foreign Equity Composite compared with the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index for the periods ending December 31, 2003 and annual returns for the years ended December 31 of prior years. The returns of the Julius Baer Foreign Equity Composite reflect deductions of management and custodial fees and are presented net of trading commissions. The returns of the MSCI EAFE Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of JBIM. It does not indicate how the ING Foreign Fund has performed or will perform in the future. Past performance is not a guarantee of future results.


                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF DECEMBER 31, 2003)


                                                                      JBIM
                                                                 FOREIGN EQUITY          MSCI EAFE
                                                                  COMPOSITE (%)          INDEX (%)
One Year                                                              35.64%               39.17%
Three Years                                                            1.81%               -2.57%
Five Years                                                            11.42%                0.26%
Since Inception (05/01/95)                                            14.33%                3.92%


                              ANNUAL TOTAL RETURNS
                              (AS OF DECEMBER 31)


                                                                      JBIM
                                                                 FOREIGN EQUITY         MSCI EAFE
                                                                  COMPOSITE (%)         INDEX (%)
2003                                                                  35.64%               39.17%
2002                                                                  -3.76%              -15.66%
2001                                                                 -19.15%              -21.21%
2000                                                                  -7.86%              -13.96%
1999                                                                  76.55%               27.30%
1998                                                                  27.04%               20.33%
1997                                                                  15.34%                2.06%
1996                                                                  17.67%                6.36%


The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.


The net annual returns for the Julius Baer Foreign Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. Most of the accounts in the Julius Baer Foreign Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of JBIM.



The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.




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                                                Management of the Funds       37

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
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ING WORLDWIDE GROWTH FUND, ING INTERNATIONAL FUND AND ING PRECIOUS METALS FUND

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc. (ING Aeltus), a Connecticut corporation, serves as Sub-Adviser to ING Worldwide Growth Fund, ING International Fund and ING Precious Metals Fund.

Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.


As of December 31, 2003, ING Aeltus managed over $54.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.


ING WORLDWIDE GROWTH FUND


The international portion of the Fund's assets have been managed by a team of investment professionals led by Richard T. Saler and Philip A. Schwartz since October of 2000. Messrs. Saler and Schwartz are each a Senior Vice President and Director of International Investment Strategy at ING Investments. Prior to joining ING Investments in July of 2000, Messrs. Saler and Schwartz were each a Senior Vice President and Director of International Equity Investment Strategy at Lexington Management Corporation (Lexington) beginning in 1986 and 1993, respectively.


The domestic equity portion of the Fund's assets have been managed by a team of investment professionals led by James A. Vail since April of 2003. Mr. Vail has served as a Senior Vice President and a Portfolio Manager at ING Investments since July of 2000. He is a chartered Financial Analyst, a member of the New York Society of Security Analysts and has over 26 years of investment experience. Prior to joining ING Investments in 2000, Mr. Vail was Vice President at Lexington, which he joined in 1991.

ING INTERNATIONAL FUND

The following individuals share responsibility for the day-to-day management of the ING International Fund:

Richard T. Saler, whose background is described above, has served as Senior Portfolio Manager of the portfolio management team that manages the Fund since January 1994.

Philip A. Schwartz, whose background is described above, has served as Senior Portfolio Manager of the portfolio management team that manages the Fund since January 1996.

ING PRECIOUS METALS FUND


James A. Vail, whose background is described above, has served as the Portfolio Manager of the Fund since June 1998.


ING INTERNATIONAL SMALLCAP GROWTH FUND

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT


Nicholas-Applegate Capital Management (NACM) serves as Sub-Adviser to the ING International SmallCap Growth Fund. Founded in 1984 by Arthur Nicholas, Managing Director and Fred Applegate as an institutional investment manager, Nicholas-Applegate is now a wholly owned subsidiary of Allianz AG. As of December 31, 2003, NACM managed over $18.0 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations and other institutional investors and individuals. Nicholas-Applegate has offices in San Diego, New York, San Francisco and Chicago. Its principal place of business is 600 West Broadway, San Diego, California 92101.


The following individuals share responsibility for the day-to-day management of the Fund:


As chief investment officer of Nicholas-Applegate, Horacio Valeiras, CFA is responsible for daily management of all investment and trading functions within the firm. Mr. Valeiras joined Nicholas-Applegate in 2002 and is a member of the Executive Committee. Beginning in January 1996, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. Mr. Valeiras was previously head of International Equity and asset allocation programs with Philadelphia-based Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston. Mr. Valeiras has 16 years of investment management experience.


Loretta J. Morris, Lead Portfolio Manager, International, focuses on management and research responsibilities of the International portfolios and is a member of the firm's Executive Committee. Ms. Morris has been the Lead or Co-Lead Portfolio Manager of the Portfolio since its inception. Ms. Morris joined Nicholas-Applegate in 1990.

ING EMERGING COUNTRIES FUND, ING RUSSIA FUND AND ING GLOBAL EQUITY DIVIDEND FUND

ING INVESTMENT MANAGEMENT ADVISORS B.V.

ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the ING Emerging Countries Fund, ING Russia Fund and ING Global Equity Dividend Fund. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Groep N.V. IIMA is an indirect, wholly-owned subsidiary of ING Groep N.V. and is under common control with ING Investments. IIMA operates under the collective management

 38      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
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of ING Investment Management (IIM) which had assets under management of $797.6 million as of December 31, 2003.


ING EMERGING COUNTRIES FUND

Jan-Wim Derks has served as a member of the portfolio management team that manages the Fund since October 2000. Mr. Derks serves as Director of Global Emerging Markets Equities at ING Investment Management -- Europe. Mr. Derks joined ING Investment Management -- Europe in 1997.

Eric Conrads has served as a member of the portfolio management team that manages the Fund since May 2003. Mr. Conrads took over the management of the ING Latin America Equity Funds in 2001 and has managed the BBL Latin America Equity Fund since 1997. Mr. Conrads joined ING Bank and Insurance (formerly BBL) in 1996.

Bratin Sanyal has served as a member of the portfolio management team that manages the Fund since October 2000. Mr. Sanyal serves as the Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment
Management -- Europe. Mr. Sanyal has held several positions with ING Investment Management -- Europe, most recently as an Asian investment manager. Mr. Sanyal joined ING Investment Management -- Europe in 1993.

ING RUSSIA FUND

Jan-Wim Derks, whose background is described above, has served as a member of the portfolio management team that manages the Fund since January 2001.

Samuel Oubadia, Senior Portfolio Manager, has served as a member of the portfolio management team that manages the Russia Fund since January 2001. Mr. Oubadia has seven years experience in portfolio management. Mr. Oubadia is responsible for investments in the emerging markets of Europe, including Russia. He joined ING Investment Management (IIM) in September 1996 when he was the Senior Equity Manager at IIM's office in Prague in the Czech Republic. He joined IIM global emerging markets team in January 1998.

Frits Moolhuizen has served as a member of the portfolio management team that manages the Fund since December 2002. Mr. Moolhuizen is Head of Equity Investments for IIMA and joined IIMA in 1996 as Director, Dutch Equities.

Michiel Bootsma has served as a member of the portfolio management team that manages the Fund since December 2002. Mr. Bootsma is Investment Manager, Emerging Market Equities and co-manages international portfolios in the EMEA (Eastern Europe, Middle East and Africa) universe. Mr. Bootsma joined IIMA in 1997 in the Regional Management Europe department as a portfolio manager.

ING GLOBAL EQUITY DIVIDEND FUND

The following individuals share responsibility for the day-to-day management of the Fund:

Jorik van den Bos joined IIMA in 1997 and is a Director in the Global Equities team. Mr. Bos has managed the Fund since its inception.

Joris Franssen joined IIMA in 1998 as a portfolio manager and is currently a member of the Global Equities team. Mr. Franssen has managed the Fund since its inception.



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                                                Management of the Funds       39

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

      PERFORMANCE OF SIMILAR ACCOUNTS MANAGED BY THE IIMA INVESTMENT TEAM

The tables below are designed to show you how a composite of substantially similar accounts managed by the IIMA investment team managing the ING Global Equity Dividend Fund performed over various periods in the past.


The Global High Dividend Equity Composite is a composite of discretionary, fee paying, non-taxable and taxable accounts invested in accordance with the Global High Dividend Equity investment strategy managed by the IIMA investment team responsible for managing accounts maintained by a European affiliate. Each account in the composite has investment objectives, policies and strategies that are substantially similar to the ING Global Equity Dividend Fund. Accounts meeting the composite criteria are included in the composite on the first day of the calendar quarter following inception. Valuation and returns are computed and stated in U.S. Dollars although the currency of each account currently included in the composite is the Euro. This composite was created on July 1, 2000. The account minimum for the composite was 10 million Euro (equivalent to approximately $12.6 million as of December 31, 2003).


The table below shows the average annual total returns for the Global High Dividend Equity Composite compared with the FTSE World Index and the MSCI World Index for the periods ending December 31, 2003 and annual total returns for years ended December 31 of prior years. This information is designed to demonstrate the historical track record of the IIMA investment team with respect to the Global High Dividend Equity Strategy. It does not indicate how the ING Global Equity Dividend Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF DECEMBER 31, 2003)


                                                              GLOBAL HIGH
                                                            DIVIDEND EQUITY        FTSE WORLD        MSCI WORLD
                                                             COMPOSITE (%)         INDEX (%)         INDEX (%)
One Year                                                         35.12%               33.91%            33.76%
Three Years                                                       9.44%               -3.14%            -3.51%
Since Inception (07/01/00)                                       11.81%               -5.28%            -6.12%


                              ANNUAL TOTAL RETURNS
                              (AS OF DECEMBER 31)


                                                              GLOBAL HIGH
                                                            DIVIDEND EQUITY        FTSE WORLD        MSCI WORLD
                                                             COMPOSITE (%)         INDEX (%)         INDEX (%)
2003                                                             35.12%               33.91%            33.76%
2002                                                             -7.28%              -19.06%           -19.54%
2001                                                              4.61%              -16.14%           -16.52%


The performance reflected in the composite has not been calculated in compliance with the method used by the SEC.


The net annual returns for the Global High Dividend Equity Composite were calculated on a time-weighted and asset-weighted, total return basis. This includes reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Global High Dividend Equity Composite do not pay the same expenses that will be paid by the ING Global Equity Dividend Fund and, though they were diversified accounts, were not subject to the diversification rules, tax restrictions and investment limits of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account managed by the IIMA investment team.



To convert the Euro performance of the Global High Dividend Equity Composite to US Dollar performance, Euro performance was translated into US Dollars using the WM/Reuters exchange rate on a calendar quarter basis. The Euro-based annual total returns of the Composite for the years ending December 31, 2001, 2002 and 2003 were 11.31%, -20.38% and 13.83%, respectively. The conversion of Euro performance to US Dollar performance takes into account the relative exchange rate fluctuations among the securities and other assets contained in the portfolio and the US Dollar. As a result, the US Dollar presentation reflects the investment results that would have been experienced by a US Dollar account had such account been invested in the same underlying portfolio of securities and other assets as contained in the accounts included in the composite for the same period of time. The returns of the FTSE World Index and MSCI World Index assume all dividends and distributions have been reinvested. The FTSE World Index is an unmanaged index that aims to capture 82-90 percent of investible market capitalization in any country. The MSCI World Index is an unmanaged free floated market capitalization index that is designed to measure global developed equity performance. The indexes include the reinvestment of dividends and income, but do not reflect fees, brokerage commissions or other expenses of investing.


 40      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
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ING GLOBAL REAL ESTATE FUND

ING CLARION REAL ESTATE SECURITIES


ING Clarion Real Estate Securities (CRA) serves as Sub-Adviser to the Fund. Founded in 1969, CRA, a Delaware limited partnership, is registered as an investment adviser. CRA is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments. CRA is located at 259 Radnor-Chestor Road, Radnor, PA 19087. CRA is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 2003, were valued at approximately $2.6 billion.


The following individuals share responsibility for the day-to-day management of the Fund:

T. Ritson Ferguson, Chief Investment Officer (CIO), has 17 years of real estate investment experience. Mr. Ferguson has managed the Fund's portfolio since November 2001. Mr. Ferguson has served as Co-CIO and more recently CIO of CRA since 1991.

Kenneth D. Campbell, Managing Director, has been with CRA and its predecessors since 1969. Mr. Campbell has managed the Fund's portfolio since November 2001. Mr. Campbell has more than 33 years of real estate investment experience. Mr. Campbell has been recognized by the National Association of Real Estate Investment Trust (NAREIT) for outstanding lifetime contributions to the Real Estate Investment Trust (REIT) Industry.

Steven D. Burton, Director and Portfolio Manager, has been with CRA since 1995. Mr. Burton has managed the Fund's portfolio since November 2001. Mr. Burton has 13 years of real estate investment experience.

ING INTERNATIONAL VALUE FUND

BRANDES INVESTMENT PARTNERS, LLC


Brandes Investment Partners, LLC (Brandes) has been the Sub-Adviser to the Fund since March, 1995. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.



Founded in 1974, Brandes is an investment advisory firm with 66 investment professionals who currently manage more than $2.5 billion in assets as of December 31, 2003. Brandes is located at 11988 El Camino Real, Suite 500, P.O. Box 919048, San Diego, California 92191. Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high-quality, under-valued stocks.




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                                                Management of the Funds       41

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Distributions are normally expected to consist primarily of capital gains. Each Fund pays dividends and capital gains, if any, annually (except ING Global Real Estate Fund which pays dividends, if any, quarterly and ING Global Equity Dividend Fund which pays dividends and capital gains, if any, semi-annually).

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, C or M shares of a Fund invested in another ING Fund that offers the same class of shares. If you are a shareholder of ING Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end ING Fund.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest are not eligible for the reductions in rates described below. Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

- Distributions of long-term gains from sales by the Funds before May 6, 2003 will be taxed at the maximum rate of 20%.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Please note that the ING Global Real Estate Fund will be sending you a Form 1099 reflecting the distributions you received in a particular calendar year at the end of February of the following year, which is one month later than most such forms are sent.


 42      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
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All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below may invest in these securities or use these techniques as part of a Fund's principal investment strategy. However, the Adviser or Sub-Adviser of any Fund may also use these investment techniques or make investments in securities that are not a part of a Fund's principal investment strategy.

PRINCIPAL RISKS

The principal risks of investing in certain Funds are highlighted below. Certain Funds not identified below, however, also may invest in the securities described. Please see the SAI for more information.

INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS (ALL FUNDS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES (ALL FUNDS EXCEPT ING GLOBAL EQUITY DIVIDEND
FUND). Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INVESTMENTS IN REAL ESTATE SECURITIES (ING GLOBAL REAL ESTATE
FUND). Investments in issuers that are primarily engaged in real estate, including real estate investment trusts ("REITs"), may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS). The Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

NON-DIVERSIFIED INVESTMENT COMPANY (ING PRECIOUS METALS, ING RUSSIA AND ING GLOBAL REAL ESTATE FUNDS). The Funds are classified as non-diversified investment companies under the Investment Company Act of 1940, as amended (1940
Act), which means that the Funds are not limited by the 1940



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                                           More Information About Risks       43

MORE INFORMATION ABOUT RISKS
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Act in the proportion of assets that they may invest in the obligations of a single issuer. The investment of a large percentage of the Funds' assets in the securities of a small number of issuers may cause the Funds' share price to fluctuate more than that of a diversified investment company.

CONCENTRATION -- (ING GLOBAL REAL ESTATE AND ING PRECIOUS METALS FUNDS). The Funds concentrate [for purposes of the Investment Company Act of 1940 (the "1940 Act")] their assets in securities related to a particular sector or industry, which means that at least 25% of their assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

CONVERTIBLE SECURITIES (ALL FUNDS EXCEPT ING GLOBAL REAL ESTATE FUND). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

HIGH YIELD SECURITIES (ING FOREIGN AND ING RUSSIA FUNDS). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES (ING EMERGING COUNTRIES, ING FOREIGN, ING INTERNATIONAL, AND ING RUSSIA FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

PORTFOLIO TURNOVER (ING EMERGING COUNTRIES, ING INTERNATIONAL, ING INTERNATIONAL SMALLCAP GROWTH, ING GLOBAL EQUITY DIVIDEND, ING GLOBAL REAL ESTATE AND ING WORLDWIDE GROWTH FUNDS). The Funds are generally expected to engage in frequent and active trading of portfolio securities to achieve their respective investment objective. A high portfolio turnover rate involves greater expenses to the Funds, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Funds.

LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, the Funds may lend portfolio securities in an amount up to 30% or 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

OTHER INVESTMENT COMPANIES (ING FOREIGN FUND). When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

OTHER RISKS

MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risks particularly those not backed by the full faith and credit of the United States Government. The value of a U.S. Government security may decline due to changing interest rates.

OTHER INVESTMENT COMPANIES. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

 44      More Information About Risks

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--------------------------------------------------------------------------------

RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, a Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       45

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's Class A, Class B, Class C and/or Class M shares' financial performance for the past five years or, if shorter, the period of each class's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Fund's financial statements, is included in the Funds' annual report, which is incorporated by reference into the SAI and is available upon request.

 46      Financial Highlights

FINANCIAL HIGHLIGHTS                                 ING EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to October 31, 2003, the financial information was audited by other independent auditors.


                                                                                         CLASS A
                                                         ------------------------------------------------------------------------
                                                                                       FOUR                   THREE       YEAR
                                                                YEAR ENDED            MONTHS        YEAR      MONTHS      ENDED
                                                                OCTOBER 31,            ENDED       ENDED      ENDED     MARCH 31,
                                                         -------------------------  OCTOBER 31,   JUNE 30,   JUNE 30,   ---------
                                                         2003(1)    2002     2001   2000(1)(2)      2000     1999(3)      1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $    12.44     11.87    16.33     20.17        16.74      13.43      17.39
 Income from investment operations:
 Net investment income (loss)                        $     0.03     -0.10    -0.02     -0.24        -0.20      -0.05      -0.06
 Net realized and unrealized gain (loss) on
 investments (net of Indian tax)                     $     4.85      0.67    -4.44     -3.60         3.63       3.36      -3.81
 Total from investment operations                    $     4.88      0.57    -4.46     -3.84         3.43       3.31      -3.87
 Less distributions from:
 Net investment income                               $       --     -0.00*      --        --           --         --       0.02
 Net realized gain on investments                    $       --        --       --        --           --         --       0.07
 Total distributions                                 $       --        --       --        --           --         --       0.09
 Net asset value, end of period                      $    17.32     12.44    11.87     16.33        20.17      16.74      13.43
 TOTAL RETURN(4):                                    %    39.23      4.80   -27.31    -19.04        20.49      24.65     -22.23
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $   71,953    62,063   67,247    59,541       75,311     53,483     47,180
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment(5)(6)                      %     2.27      2.32     2.32      2.23         2.19       2.13       2.27
 Gross expenses prior to expense
 reimbursement/recoupment(5)                         %     2.37      2.26     2.33      2.38         2.34       2.66       2.56
 Net investment income (loss) after expense
 reimbursement/recoupment(5)(6)                      %     0.22     -0.56    -0.16     -1.31        -1.15      -1.30      -0.25
 Portfolio turnover rate                             %      135       124       74        94          211         67        213



                                                                                         CLASS B
                                                         ------------------------------------------------------------------------
                                                                                       FOUR                   THREE       YEAR
                                                                YEAR ENDED            MONTHS        YEAR      MONTHS      ENDED
                                                                OCTOBER 31,            ENDED       ENDED      ENDED     MARCH 31,
                                                         -------------------------  OCTOBER 31,   JUNE 30,   JUNE 30,   ---------
                                                         2003(1)    2002     2001   2000(1)(2)      2000     1999(3)      1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $    12.39     11.85    16.41     20.30        16.98      13.64      17.64
 Income from investment operations:
 Net investment income (loss)                        $    -0.06     -0.16    -0.11     -0.23        -0.35      -0.07      -0.22
 Net realized and unrealized gain (loss) on
 investments (net of Indian tax)                     $     4.82      0.70    -4.45     -3.66         3.67       3.41      -3.70
 Total from investment operations                    $     4.76      0.54    -4.56     -3.89         3.32       3.34      -3.92
 Less distributions from:
 Net realized gain on investments                    $       --        --       --        --           --         --       0.08
 Total distributions                                 $       --        --       --        --           --         --       0.08
 Net asset value, end of period                      $    17.15     12.39    11.85     16.41        20.30      16.98      13.64
 TOTAL RETURN(4):                                    %    38.42      4.56   -27.79    -19.16        19.55      24.49     -22.23
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $   16,425    15,150   14,637    22,707       30,322     26,342     22,338
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment(5)(6)                      %     2.92      2.97     2.99      2.98         2.84       2.75       2.91
 Gross expenses prior to expense
 reimbursement/recoupment(5)                         %     3.02      2.91     3.00      3.12         2.99       3.28       3.20
 Net investment income (loss) after expense
 reimbursement/recoupment(5)(6)                      %    -0.40     -1.23    -0.72     -1.01        -1.80      -1.92      -0.80
 Portfolio turnover rate                             %      135       124       74        94          211         67        213


--------------------------------------------------------------------------------


(1) ING Investments has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by Nicholas-Applegate Capital Management. Effective December 5, 2002, ING Investment Management Advisors B.V. became the Sub-Adviser to the Fund.



(2) The Fund changed its fiscal year-end from June 30 to October 31.



(3) Effective May 24, 1999, ING Investments became the Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as Sub-Adviser and the Fund changed its fiscal year-end to June 30.



(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.



(5) Annualized for periods less than one year.



(6) The Adviser has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years.



 * Amount represents less than $0.01 per share.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Emerging Countries Fund       47

ING EMERGING COUNTRIES FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to October 31, 2003, the financial information was audited by other independent auditors.

                                                                         CLASS C                                    CLASS M
                                          ---------------------------------------------------------------------   -----------
                                                                     FOUR                   THREE
                                                YEAR ENDED          MONTHS        YEAR      MONTHS      YEAR
                                               OCTOBER 31,           ENDED       ENDED      ENDED       ENDED     YEAR ENDED
                                          ----------------------  OCTOBER 31,   JUNE 30,   JUNE 30,   MARCH 31,   OCTOBER 31,
                                          2003(1)  2002    2001   2000(1)(2)      2000     1999(3)      1999        2003(1)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $    11.79   11.41   15.81     19.56        16.35      13.14      16.98        12.35
 Income from investment operations:
 Net investment loss                  $    -0.06   -0.25   -0.12     -0.22        -0.32      -0.07      -0.27        -0.20
 Net realized and unrealized gain
 (loss) on investments (net of
 Indian tax)                          $     4.59    0.63   -4.28     -3.53         3.53       3.28      -3.49         4.79
 Total from investment operations     $     4.53    0.38   -4.40     -3.75         3.21       3.21      -3.76         4.77
 Less distributions from:
 Net realized gain on investments     $       --      --      --        --           --         --       0.08           --
 Total distributions                  $       --      --      --        --           --         --       0.08           --
 Net asset value, end of period       $    16.32   11.79   11.41     15.81        19.56      16.35      13.14        17.12
 TOTAL RETURN(4):                     %    38.42    3.33  -27.83    -19.17        19.63      24.43     -22.21        38.62
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $   10,033   9,519  12,746    22,456       29,610     24,230     19,246        1,237
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment(5)(6)       %     2.92    2.97    2.99      2.98         2.84       2.75       2.90         2.67
 Gross expenses prior to expense
 reimbursement/recoupment(5)          %     3.02    2.91    3.00      3.09         2.99       3.28       3.19         2.77
 Net investment loss after expense
 reimbursement/recoupment(5)(6)       %    -0.40   -1.20   -0.73     -0.95        -1.80      -1.92      -0.77        -0.14
 Portfolio turnover rate              %      135     124      74        94          211         67        213          135
-----------------------------------------------------------------------------------------------------------------------------

                                       CLASS M
                                     -----------

                                       PERIOD
                                        ENDED
                                     OCTOBER 31,
                                       2002(7)
-----------------------------------  -----------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                 12.39
 Income from investment operations:
 Net investment loss                    -0.03
 Net realized and unrealized gain
 (loss) on investments (net of
 Indian tax)                            -0.01
 Total from investment operations       -0.04
 Less distributions from:
 Net realized gain on investments          --
 Total distributions                       --
 Net asset value, end of period         12.35
 TOTAL RETURN(4):                       -0.32
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      1,125
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment(5)(6)          2.73
 Gross expenses prior to expense
 reimbursement/recoupment(5)             2.73
 Net investment loss after expense
 reimbursement/recoupment(5)(6)          1.32
 Portfolio turnover rate                  124
------------------------------------------------------------------------------------



(1) ING Investments has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by Nicholas-Applegate Capital Management. Effective December 5, 2002, ING Investment Management Advisors B.V. became the Sub-Adviser to the Fund.



(2) The Fund changed its fiscal year-end from June 30 to October 31.



(3) Effective May 24, 1999, ING Investments became the Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its fiscal year-end to June 30.



(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.



(5) Annualized for periods less than one year.



(6) The Adviser has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years.



(7) Class M commenced offering of shares on August 5, 2002.


 48      ING Emerging Countries Fund

FINANCIAL HIGHLIGHTS                                            ING FOREIGN FUND
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                       CLASS A        CLASS B         CLASS C
                                                                     -----------    ------------    -----------
                                                                       PERIOD          PERIOD         PERIOD
                                                                        ENDED          ENDED           ENDED
                                                                     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                                                       2003(1)        2003(2)         2003(3)
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        10.00           10.29          10.27
 Income (loss) from investment operations:
 Net investment loss                                           $        -0.00*          -0.01          -0.01
 Net realized and unrealized gain on investments               $         1.01            0.71           0.75
 Total from investment operations                              $         1.01            0.70           0.74
 Net asset value, end of period                                $        11.01           10.99          11.01
 TOTAL RETURN(4):                                              %        10.10            6.80           7.21
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        6,598           1,344          5,601
 Ratios to average net assets:
 Net expenses after reimbursement(5)(6)                        %         1.95            2.70           2.70
 Gross expenses prior to expense reimbursement(5)              %         6.03            6.78           6.78
 Net investment income (loss) after expense
 reimbursement(5)(6)                                           %        -0.32           -1.03          -1.03
 Portfolio turnover rate                                       %           50              50             50


--------------------------------------------------------------------------------


(1) Class A commenced operations on July 1, 2003.



(2) Class B commenced operations on July 8, 2003.



(3) Class C commenced operations on July 7, 2003.


(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5) Annualized for periods less than one year.

(6) The Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible recoupment by ING Investments within three years.

 * Amount represents less than $0.01 per share.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       ING Foreign Fund       49

ING INTERNATIONAL FUND                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to October 31, 2003, the financial information was audited by other independent auditors.


                                                                                              CLASS A
                                                                   --------------------------------------------------------------
                                                                             YEAR ENDED             TEN MONTHS      YEAR ENDED
                                                                            OCTOBER 31,                ENDED       DECEMBER 31,
                                                                   ------------------------------   OCTOBER 31,   ---------------
                                                                     2003       2002       2001     2000(1)(2)     1999     1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $      7.05       8.09      11.22       13.45       11.61    10.10
 Income from investment operations:
 Net investment income (loss)                                  $      0.04      -0.02      -0.05        0.19       -0.01     0.17
 Net realized and unrealized gain (loss) on investments        $      1.37      -1.04      -2.14       -1.48        5.46     1.74
 Total from investment operations                              $      1.41      -1.06      -2.19       -1.29        5.45     1.91
 Less distributions from:
 Net investment income                                         $      0.03         --         --        0.86        0.03     0.06
 Net realized gain on investments                              $        --         --       0.94        0.08        3.58     0.34
 Total distributions                                           $      0.03         --       0.94        0.94        3.61     0.40
 Redemption fees applied to capital                            $      0.05       0.02         --          --          --       --
 Net asset value, end of period                                $      8.48       7.05       8.09       11.22       13.45    11.61
 TOTAL RETURN(3):                                              %     20.72     -12.86     -21.38      -10.22       47.85    19.02
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $    43,821     43,314     37,489      30,653      25,304   24,000
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)                %      1.85       2.14       2.51        2.23        1.98     1.75
 Gross expenses prior to expense reimbursement(4)              %      1.87       2.18       2.51        2.23        1.98     2.25
 Net investment income (loss) after expense
 reimbursement(4)(5)                                           %      0.64      -0.32      -0.74       -0.23       -0.21     0.35
 Portfolio turnover rate                                       %       100        126        169         113         144      144


--------------------------------------------------------------------------------


                                                      CLASS B                                         CLASS C
                                    --------------------------------------------   ----------------------------------------------
                                              YEAR ENDED             AUGUST 22,              YEAR ENDED             SEPTEMBER 15,
                                             OCTOBER 31,             2000(6) TO             OCTOBER 31,              2000(6) TO
                                    ------------------------------   OCTOBER 31,   ------------------------------    OCTOBER 31,
                                      2003       2002       2001     2000(1)(2)      2003       2002       2001      2000(1)(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value, beginning
 of period                      $      6.91       8.03      11.19       12.28         6.91       8.02      11.21        11.67
 Income from investment
 operations:
 Net investment loss            $     -0.00      -0.02      -0.62       -0.05        -0.00      -0.02      -0.62        -0.04
 Net realized and unrealized
 gain (loss) on investments     $      1.31      -1.10      -1.60       -1.04         1.31      -1.09      -1.63        -0.42
 Total from investment
 operations                     $      1.31      -1.12      -2.22       -1.09         1.31      -1.11      -2.25        -0.46
 Less distributions from:
 Net realized gain on
 investments                    $        --         --       0.94          --         0.00*        --       0.94           --
 Total distributions            $        --         --       0.94          --         0.00*        --       0.94           --
 Net asset value, end of
 period                         $      8.22       6.91       8.03       11.19         8.22       6.91       8.02        11.21
 TOTAL RETURN(3):               %     18.96     -13.95     -21.74       -8.88        18.97     -13.84     -21.98        -3.94
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                        $    12,466     10,246      1,961          80       14,526     12,384      1,514           85
 Ratios to average net
 assets:
 Net expenses after expense
 reimbursement(4)(5)            %      2.60       2.76       3.32        2.76         2.60       2.76       3.31         2.96
 Gross expenses prior to
 expense reimbursement(4)       %      2.62       2.83       3.32        2.76         2.62       2.84       3.31         2.96
 Net investment loss after
 expense reimbursement(4)(5)    %     -0.05      -1.10      -1.40       -7.02        -0.05      -1.18      -1.46        -3.97
 Portfolio turnover rate        %       100        126        169         113          100        126        169          113


--------------------------------------------------------------------------------


(1) The Fund changed its fiscal year-end from December 31 to October 31.



(2) Effective July 26, 2000 ING Investments assumed responsibility for management of the Fund.



(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.


(4) Annualized for periods less than one year.


(5) The Adviser has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within 3 years.


(6) Commencement of offering of shares.



 * Amount represents less than $0.01 per share.


 50      ING International Fund

FINANCIAL HIGHLIGHTS                      ING INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to October 31, 2003, the financial information was audited by other independent auditors.


                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                                                       FOUR                   THREE
                                                                                      MONTHS        YEAR      MONTHS      YEAR
                                                       YEAR ENDED OCTOBER 31,          ENDED       ENDED      ENDED       ENDED
                                                   ------------------------------   OCTOBER 31,   JUNE 30,   JUNE 30,   MARCH 31,
                                                     2003       2002       2001       2000(1)       2000     1999(2)      1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $     18.35      21.85      36.08        40.94       23.80      21.03      19.29
 Income from investment operations:
 Net investment income (loss)                  $      0.01      -0.07      -0.11        -0.10       -0.18      -0.03       0.02
 Net realized and unrealized gain (loss) on
 investments                                   $      7.01      -3.43     -11.39        -4.76       19.38       2.80       3.21
 Total from investment operations              $      7.02      -3.50     -11.50        -4.86       19.20       2.77       3.23
 Less distributions from:
 Net investment income                         $        --         --       0.24           --          --         --         --
 Net realized gain on investments              $        --         --       2.49           --        2.06         --       1.49
 Total distributions                           $        --         --       2.73           --        2.06         --       1.49
 Net asset value, end of period                $     25.37      18.35      21.85        36.08       40.94      23.80      21.03
 TOTAL RETURN(3):                              %     38.26     -16.02     -34.30       -11.90       82.89      13.17      17.26
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $   150,043    123,206    153,804      273,393     278,480     37,490     25,336
 Ratios to average net assets:
 Net expenses after expense reimbursement
 (recoupment)(4)(5)                            %      1.95       1.95       1.83         1.67        1.67       1.84       1.94
 Gross expenses prior to expense
 reimbursement (recoupment)(4)                 %      1.94       1.99       1.83         1.67        1.67       1.86       2.08
 Net investment income (loss) after expense
 reimbursement (recoupment)(4)(5)              %      0.00      -0.32      -0.33        -0.80       -0.76      -0.69      -0.82
 Portfolio turnover rate                       %       114        149        143           56         164         44        146



                                                                                      CLASS B
                                                   ------------------------------------------------------------------------------
                                                                                       FOUR                   THREE
                                                             YEAR ENDED               MONTHS        YEAR      MONTHS      YEAR
                                                            OCTOBER 31,                ENDED       ENDED      ENDED       ENDED
                                                   ------------------------------   OCTOBER 31,   JUNE 30,   JUNE 30,   MARCH 31,
                                                     2003       2002       2001       2000(1)       2000     1999(2)      1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $     19.25      23.06      38.05        43.27       25.33      22.43      20.16
 Income from investment operations:
 Net investment loss                           $     -0.24      -0.32      -0.32        -0.20       -0.37      -0.07      -0.20
 Net realized and unrealized gain (loss) on
 investments                                   $      7.42      -3.49     -11.98        -5.02       20.50       2.97       3.46
 Total from investment operations              $      7.18      -3.81     -12.30        -5.22       20.13       2.90       3.26
 Less distributions from:
 Net investment income                         $        --         --       0.07           --          --         --         --
 Net realized gain on investments              $        --         --       2.62           --        2.19         --       0.99
 Total distributions                           $        --         --       2.69           --        2.19         --       0.99
 Net asset value, end of period                $     26.43      19.25      23.06        38.05       43.27      25.33      22.43
 TOTAL RETURN(3):                              %     37.30     -16.52     -34.59       -12.05       81.63      12.93      16.55
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $    62,104     52,661     74,541      126,861     132,028     19,331     16,158
 Ratios to average net assets:
 Net expenses after expense reimbursement
 (recoupment)(4)(5)                            %      2.60       2.60       2.48         2.32        2.32       2.49       2.59
 Gross expenses prior to expense
 reimbursement (recoupment)(4)                 %      2.59       2.63       2.48         2.32        2.32       2.51       2.73
 Net investment loss after expense
 reimbursement (recoupment)(4)(5)              %     -0.68      -0.98      -0.98        -1.46       -1.41      -1.34      -1.45
 Portfolio turnover rate                       %       114        149        143           56         164         44        146


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year-end from June 30 to October 31.

(2) ING Investments has been the Fund's investment adviser since May 24, 1999; however, prior to May 24, 1999, the Fund was advised by Nicholas-Applegate Capital Management and the Fund changed its fiscal year-end to June 30.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) The Adviser has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                 ING International SmallCap Growth Fund       51

ING INTERNATIONAL SMALLCAP GROWTH FUND                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to October 31, 2003, the financial information was audited by other independent auditors.


                                                                                         CLASS C
                                                         ------------------------------------------------------------------------
                                                                                       FOUR                   THREE
                                                                YEAR ENDED            MONTHS        YEAR      MONTHS      YEAR
                                                               OCTOBER 31,             ENDED       ENDED      ENDED       ENDED
                                                         ------------------------   OCTOBER 31,   JUNE 30,   JUNE 30,   MARCH 31,
                                                          2003     2002     2001    2000(1)(2)      2000     1999(3)      1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $    17.65    21.14    34.93       39.71       23.34      20.60      18.53
 Income from investment operations:
 Net investment loss                                 $    -0.29    -0.32    -0.38       -0.18       -0.31      -0.06      -0.10
 Net realized and unrealized gain (loss) on
 investments                                         $     6.87    -3.17   -10.91       -4.60       18.69       2.80       3.09
 Total from investment operations                    $     6.58    -3.49   -11.29       -4.78       18.38       2.74       2.99
 Less distributions from:
 Net investment income                               $       --       --     0.09          --          --         --         --
 Net realized gain on investments                    $       --       --     2.41          --        2.01         --       0.92
 Total distributions                                 $       --       --     2.50          --        2.01         --       0.92
 Net asset value, end of period                      $    24.23    17.65    21.14       34.93       39.71      23.34      20.60
 TOTAL RETURN(3):                                    %    37.28   -16.51   -34.62      -12.04       80.89      13.31      16.55
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $   50,227   46,703   69,320     136,830     144,068     18,354     13,226
 Ratios to average net assets:
 Net expenses after expense reimbursement
 (recoupment)(4)(5)                                  %     2.60     2.60     2.48        2.32        2.32       2.49       2.59
 Gross expenses prior to expense reimbursement
 (recoupment)(4)                                     %     2.59     2.63     2.48        2.32        2.32       2.51       2.73
 Net investment loss after expense reimbursement
 (recoupment)(4)(5)                                  %    -0.68    -0.99    -0.98       -1.46       -1.41      -1.34      -1.45
 Portfolio turnover rate                             %      114      149      143          56         164         44        146


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year-end from June 30 to October 31.

(2) ING Investments has been the Fund's investment adviser since May 24, 1999; however, prior to May 24, 1999, the Fund was advised by Nicholas-Applegate Capital Management and the Fund changed its fiscal year-end to June 30.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) The Adviser has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years.

 52      ING International SmallCap Growth Fund

FINANCIAL HIGHLIGHTS                                ING INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to October 31, 2003, the information was audited by PricewaterhouseCoopers LLP, independent accountants.

                                                                                     CLASS A
                                                              -----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
                                                                2003        2002        2001       2000      1999
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $       10.40       12.33       16.68     14.75     11.88
 Income from investment operations:
 Net investment income (loss)                             $        0.08        0.06        0.11      0.15      0.08
 Net realized and unrealized gain (loss) on investments   $        3.48       -1.64       -2.44      2.58      3.58
 Total from investment operations                         $        3.56       -1.58       -2.33      2.73      3.66
 Less distributions from:
 Net investment income                                    $        0.05        0.09        0.14      0.11      0.12
 Net realized gain on investments                         $        0.20        0.26        1.88      0.69      0.67
 Total distributions                                      $        0.25        0.35        2.02      0.80      0.79
 Net asset value, end of period                           $       13.71       10.40       12.33     16.68     14.75
 TOTAL RETURN(1):                                         %       35.11      -13.31      -15.89     18.56     32.55
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $   1,641,943   1,356,334   1,195,760   920,591   451,815
 Ratios to average net assets:
 Expenses                                                 %        1.74        1.76        1.67      1.64      1.68
 Net investment income (loss)                             %        0.66        0.58        0.88      1.14      0.92
 Portfolio turnover rate                                  %           9          20          15        34        29

                                                                             CLASS B
                                                         -----------------------------------------------
                                                                     YEAR ENDED OCTOBER 31,
                                                         -----------------------------------------------
                                                          2003      2002      2001      2000      1999
-------------------------------------------------------  -----------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      10.23     12.13     16.43     14.57     11.76
 Income from investment operations:
 Net investment income (loss)                              -0.00*    -0.02      0.02      0.07      0.01
 Net realized and unrealized gain (loss) on investments     3.42     -1.62     -2.41      2.51      3.51
 Total from investment operations                           3.42     -1.64     -2.39      2.58      3.52
 Less distributions from:
 Net investment income                                        --      0.00*     0.03      0.03      0.04
 Net realized gain on investments                           0.20      0.26      1.88      0.69      0.67
 Total distributions                                        0.20      0.26      1.91      0.72      0.71
 Net asset value, end of period                            13.45     10.23     12.13     16.43     14.57
 TOTAL RETURN(1):                                          34.11    -13.90    -16.48     17.69     31.55
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                       420,651   375,967   421,884   437,765   278,871
 Ratios to average net assets:
 Expenses                                                   2.44      2.45      2.37      2.34      2.41
 Net investment income (loss)                              -0.04     -0.13      0.16      0.45      0.18
 Portfolio turnover rate                                       9        20        15        34        29


--------------------------------------------------------------------------------


                                                                                              CLASS C
                                                                  ---------------------------------------------------------------
                                                                                      YEAR ENDED OCTOBER 31,
                                                                  ---------------------------------------------------------------
                                                                   2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $     10.21         12.10         16.41         14.55         11.75
 Income from investment operations:
 Net investment income (loss)                                 $     -0.00*        -0.02          0.02          0.07            --
 Net realized and unrealized gain (loss) on investments       $      3.41         -1.61         -2.41          2.52          3.51
 Total from investment operations                             $      3.41         -1.63         -2.39          2.59          3.51
 Less distributions from:
 Net investment income                                        $        --          0.00*         0.04          0.04          0.04
 Net realized gain on investments                             $      0.20          0.26          1.88          0.69          0.67
 Total distributions                                          $      0.20          0.26          1.92          0.73          0.71
 Net asset value, end of period                               $     13.42         10.21         12.10         16.41         14.55
 TOTAL RETURN(1):                                             %     34.08        -13.85        -16.52         17.76         31.50
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $   628,704       573,712       603,229       605,678       310,227
 Ratios to average net assets:
 Expenses                                                     %      2.44          2.46          2.37          2.34          2.41
 Net investment income (loss)                                 %     -0.04         -0.13          0.16          0.46          0.19
 Portfolio turnover rate                                      %         9            20            15            34            29


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gains distributions at net asset value and excluding the deduction of sales charges.

 *  Amount represents less than $0.01 per shares.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           ING International Value Fund       53

ING PRECIOUS METALS FUND                                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to October 31, 2003, the financial information was audited by other independent auditors.


                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                                TEN MONTHS        YEAR ENDED
                                                                  YEAR ENDED OCTOBER 31,           ENDED         DECEMBER 31,
                                                             --------------------------------   OCTOBER 31,   -------------------
                                                               2003       2002        2001      2000(1)(2)      1999       1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $       4.40       3.05        2.27         3.29         3.03       3.24
 Income from investment operations:
 Net investment income (loss)                           $      -0.02      -0.01        0.02         0.01        -0.01         --
 Net realized and unrealized gain (loss) on
 investments                                            $       2.56       1.38        0.76        -1.03         0.27      -0.21
 Total from investment operations                       $       2.54       1.37        0.78        -1.02         0.26      -0.21
 Less distributions from:
 Net investment income                                  $         --       0.02        0.00*          --           --         --
 Total distributions                                    $         --       0.02        0.00*          --           --         --
 Net asset value, end of period                         $       6.94       4.40        3.05         2.27         3.29       3.03
 TOTAL RETURN(3):                                       %      57.73      45.01       34.56       -30.98         8.58      -6.39
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                      $    101,696     72,346      60,563       40,130       72,516     50,841
 Ratios to average net assets:
 Expenses(4)                                            %       1.57       1.73        1.96         2.18         1.94       1.74
 Net investment income (loss)(4)                        %      -0.36      -0.33        0.67         0.28        -0.02       0.08
 Portfolio turnover rate                                %         94         54          83           27           79         29


--------------------------------------------------------------------------------


(1) The Fund changed its fiscal year-end from December 31 to October 31.



(2) Effective July 26, 2000, ING Investments assumed responsibility for management of the Fund.



(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.



(4) Annualized for periods less than one year.



 * Amount represents less than $0.01 per share.


 54      ING Precious Metals Fund

FINANCIAL HIGHLIGHTS                                             ING RUSSIA FUND
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to October 31, 2003, the financial information was audited by other independent auditors.


                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                                TEN MONTHS        YEAR ENDED
                                                                  YEAR ENDED OCTOBER 31,           ENDED         DECEMBER 31,
                                                             --------------------------------   OCTOBER 31,   -------------------
                                                               2003       2002        2001      2000(1)(2)      1999       1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $      12.15       8.04        7.15         6.74         2.64      17.50
 Income from investment operations:
 Net investment income (loss)                           $      -0.00*      0.17       -0.04        -0.07         0.18       0.15
 Net realized and unrealized gain (loss) on
 investments                                            $       7.06       3.92        0.93         0.48         3.99     -14.70
 Total from investment operations                       $       7.06       4.09        0.89         0.41         4.17     -14.55
 Less distributions from:
 Net investment income                                  $       0.12         --          --           --         0.07       0.07
 Net realized gain on investments                       $         --         --          --           --           --       0.24
 Total distributions                                    $       0.12         --          --           --         0.07       0.31
 Redemption fees applied to capital                     $       0.04       0.02          --           --           --         --
 Net asset value, end of period                         $      19.13      12.15        8.04         7.15         6.74       2.64
 TOTAL RETURN(3):                                       %      58.98      51.12       12.45         6.08       159.76     -82.99
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                      $    161,601     85,658      49,019       53,637       59,011     19,147
 Ratios to average net assets:
 Net expenses after redemption fee proceeds and
 expense reimbursement(4)(5)                            %       2.09       1.77        2.23         1.40         2.23       1.84
 Gross expenses prior to redemption fee proceeds and
 expense reimbursement(4)                               %       2.09       2.20        2.77         2.85         3.32       2.64
 Net investment income (loss) after redemption fee
 proceeds and expense reimbursement(4)(5)               %      -0.02       1.33       -0.56        -0.90         4.39       1.36
 Portfolio turnover rate                                %         23         32          28           52           91         66


--------------------------------------------------------------------------------


(1) The Fund changed its fiscal year-end from December 31 to October 31.



(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares. Effective July 26, 2000 ING Investments became the Adviser of the Fund.



(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.



(4) Annualized for periods less than one year.



(5) The Adviser has agreed to limit expenses excluding, interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. Redemption fee proceeds are offset against custody and redemption services.



 * Amount represents less than $0.01 per share.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        ING Russia Fund       55

ING GLOBAL EQUITY DIVIDEND FUND                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                       CLASS A        CLASS B        CLASS C
                                                                     -----------    -----------    -----------
                                                                       PERIOD         PERIOD         PERIOD
                                                                        ENDED          ENDED          ENDED
                                                                     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                                       2003(1)        2003(2)        2003(3)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        10.00          10.31          10.44
 Income from investment operations:
 Net investment income                                         $         0.02           0.00*          0.00*
 Net realized and unrealized gain on investments               $         0.47           0.18           0.04
 Total from investment operations                              $         0.49           0.18           0.04
 Net asset value, end of period                                $        10.49          10.49          10.48
 TOTAL RETURN:(4)                                              %         4.90           1.75           0.38
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        4,274             12             19
 Ratios to average net assets:
 Net expenses after reimbursement(5)(6)                        %         1.40           2.15           2.15
 Gross expenses prior to expense reimbursement(5)              %         7.00           7.75           7.75
 Net investment income (loss) after expense
 reimbursement(5)(6)                                           %         3.58          -0.67          -0.88
 Portfolio turnover rate                                       %            3              3              3


--------------------------------------------------------------------------------

(1) Class A commenced operations on September 17, 2003.


(2) Class B commenced operations on October 24, 2003.



(3) Class C commenced operations on October 29, 2003.



(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.



(5) Annualized for periods less than one year.



(6) The Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible recoupment by ING Investments within three years.


 * Amount represents less than $0.01 per share.

 56      ING Global Equity Dividend Fund

FINANCIAL HIGHLIGHTS                                 ING GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to October 31, 2003, the information was audited by PricewaterhouseCoopers LLP, independent accountants.


                                                    CLASS A                       CLASS B                       CLASS C
                                           --------------------------    --------------------------    --------------------------
                                              YEAR          PERIOD          YEAR          PERIOD          YEAR          PERIOD
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                           OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                              2003          2002(1)         2003          2002(2)         2003          2002(3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                $      10.40          10.01           9.43          10.03           9.70           9.99
 Income from investment operations:
 Net investment income (loss)          $       0.57           0.45           0.48           0.16           0.45           0.19
 Net realized and unrealized gain
 (loss) on investments                 $       2.79           0.31           2.47          -0.58           2.60          -0.31
 Total from investment operations      $       3.36           0.76           2.95          -0.42           3.05          -0.12
 Less distributions from:
 Net investment income                 $       0.54           0.37           0.48           0.18           0.45           0.17
 Net realized gain on investments      $       0.16             --           0.16             --           0.16             --
 Total distributions                   $       0.70           0.37           0.64           0.18           0.61           0.17
 Net asset value, end of period        $      13.06          10.40          11.74           9.43          12.14           9.70
 TOTAL RETURN(4):                      %      33.77           7.47          32.83          -4.29          32.89          -1.24
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)     $     41,549         25,440          1,506            677          1,732          2,320
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(5)(6)      %       1.75           1.76           2.50           2.52           2.50           2.52
 Gross expenses prior to expense
 reimbursement (recoupment)(5)         %       1.95           2.46           2.70           3.19           2.70           3.19
 Net investment income after expense
 reimbursement (recoupment)(5)(6)      %       5.14           4.12           4.44           3.74           4.60           3.51
 Portfolio turnover rate               %        124            141            124            141            124            141


--------------------------------------------------------------------------------

(1) The Fund commenced operations on November 5, 2001.

(2) Class B commenced offering of shares on March 15, 2002.

(3) Class C commenced offering of shares on January 8, 2002.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5) Annualized for periods less than one year.

(6) The Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Global Real Estate Fund       57

ING WORLDWIDE GROWTH FUND                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to October 31, 2003, the financial information was audited by other independent auditors.


                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                                                       FOUR                   THREE
                                                             YEAR ENDED               MONTHS        YEAR      MONTHS      YEAR
                                                            OCTOBER 31,                ENDED       ENDED      ENDED       ENDED
                                                   ------------------------------   OCTOBER 31,   JUNE 30,   JUNE 30,   MARCH 31,
                                                     2003       2002       2001     2000(1)(2)      2000     1999(3)      1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $     12.36      15.45      26.36        29.98       23.58      21.39      19.33
 Income from investment operations:
 Net investment loss                           $     -0.06      -0.12*     -0.11        -0.07       -0.15         --      -0.02
 Net realized and unrealized gain (loss) on
 investments                                   $      2.46      -2.97*     -9.73        -3.55        9.62       2.19       5.78
 Total from investment operations              $      2.40       3.09      -9.84        -3.62        9.47       2.19       5.76
 Less distributions from:
 Net investment income                         $        --         --         --           --          --         --       0.06
 Net realized gain on investments              $        --         --       0.77           --        3.07         --       3.64
 Tax return of capital                         $        --         --       0.30           --          --         --         --
 Total distributions                           $        --         --       1.07           --        3.07         --       3.70
 Net asset value, end of period                $     14.76      12.36      15.45        26.36       29.98      23.58      21.39
 TOTAL RETURN(4):                              %     19.42     -20.00     -38.80       -12.07       42.43      10.24      33.56
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $    56,877     69,478    134,152      246,590     235,341     66,245     49,134
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(recoupment)(5)(6)               %      1.85       1.86       1.85         1.61        1.67       1.75       1.86
 Gross expenses prior to expense
 reimbursement(recoupment)(5)                  %      1.93       1.96       1.95         1.61        1.67       1.75       2.02
 Net investment loss after expense
 reimbursement(recoupment)(5)(6)               %     -0.35      -0.83      -0.65        -0.71       -0.79      -0.03      -0.62
 Portfolio turnover rate                       %       125        281        302           71         169         57        247



                                                                                      CLASS B
                                                   ------------------------------------------------------------------------------
                                                                                       FOUR                   THREE
                                                             YEAR ENDED               MONTHS        YEAR      MONTHS      YEAR
                                                            OCTOBER 31,                ENDED       ENDED      ENDED       ENDED
                                                   ------------------------------   OCTOBER 31,   JUNE 30,   JUNE 30,   MARCH 31,
                                                     2003       2002       2001     2000(1)(2)      2000     1999(3)      1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $     13.65      17.19      29.52        33.66       26.64      24.21      20.10
 Income from investment operations:
 Net investment loss                           $     -0.16      -0.25*     -0.31        -0.15       -0.28      -0.03      -0.08
 Net realized and unrealized gain (loss) on
 investments                                   $      2.70      -3.29*    -10.82        -3.99       10.76       2.46       6.25
 Total from investment operations              $      2.54      -3.54     -11.13        -4.14       10.48       2.43       6.17
 Less distributions from:
 Net investment income                         $        --         --         --           --          --         --       0.01
 Net realized gain on investments              $        --         --       0.86           --        3.46         --       2.05
 Tax return of capital                         $        --         --       0.34           --          --         --         --
 Total distributions                           $        --         --       1.20           --        3.46         --       2.06
 Net asset value, end of period                $     16.19      13.65      17.19        29.52       33.66      26.64      24.21
 TOTAL RETURN(4):                              %     18.61     -20.59     -39.19       -12.27       41.54      10.04      32.74
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $    35,459     38,603     71.943      126,756     130,988     27,938     18,556
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(recoupment)(5)(6)               %      2.50       2.51       2.51         2.26        2.32       2.40       2.51
 Gross expenses prior to expense
 reimbursement(recoupment)(5)                  %      2.58       2.61       2.61         2.26        2.32       2.40       2.67
 Net investment loss after expense
 reimbursement(recoupment)(5)(6)               %     -1.00      -1.46      -1.31        -1.37       -1.44      -0.68      -1.31
 Portfolio turnover rate                       %       125        281        302           71         169         57        247


--------------------------------------------------------------------------------


(1) Effective October 1, 2000, ING Investments assumed responsibility for management of the Fund, replacing Nicholas-Applegate Capital Management.



(2) The Fund changed its fiscal year-end from June 30 to October 31.



(3) Effective May 24, 1999, ING Investments became the Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its fiscal year-end to June 30.



(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.



(5) Annualized for periods less than one year.



(6) The Adviser has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years.



 * Per share data calculated using average number of shares outstanding throughout the period.


 58      ING Worldwide Growth Fund

FINANCIAL HIGHLIGHTS                                   ING WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to October 31, 2003, the financial information was audited by other independent auditors.


                                                                                         CLASS C
                                                        -------------------------------------------------------------------------
                                                                                       FOUR                   THREE
                                                                                      MONTHS        YEAR      MONTHS      YEAR
                                                         YEAR ENDED OCTOBER 31,        ENDED       ENDED      ENDED       ENDED
                                                        -------------------------   OCTOBER 31,   JUNE 30,   JUNE 30,   MARCH 31,
                                                         2003     2002     2001     2000(1)(2)      2000     1999(3)      1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $     12.14    15.29     26.26       29.92       23.69      21.52      19.05
 Income from investment operations:
 Net investment loss                               $     -0.15    -0.22*    -0.40       -0.13       -0.33      -0.04      -0.20
 Net realized and unrealized gain (loss) on
 investments                                       $      2.42    -2.93*    -9.50       -3.53        9.65       2.21       5.83
 Total from investment operations                  $      2.27    -3.15     -9.90       -3.66        9.32       2.17       5.63
 Less distributions from:
 Net investment income                             $        --       --        --          --          --         --       0.01
 Net realized gain on investments                  $        --       --      0.77          --        3.09         --       3.15
 Tax return of capital                             $        --       --      0.30          --          --         --         --
 Total distributions                               $        --       --      1.07          --        3.09         --       3.16
 Net asset value, end of period                    $     14.41    12.14     15.29       26.26       29.92      23.69      21.52
 TOTAL RETURN(4):                                  %     18.70   -20.60    -39.20      -12.23       41.48      10.08      32.73
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $    45,476   51,868   102,919     213,843     239,432    111,250     98,470
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(recoupment)(5)(6)                   %      2.50     2.51      2.51        2.26        2.32       2.40       2.51
 Gross expenses prior to expense
 reimbursement(recoupment)(5)                      %      2.58     2.61      2.60        2.26        2.32       2.40       2.67
 Net investment loss after expense
 reimbursement(recoupment)(5)(6)                   %     -1.01    -1.46     -1.30       -1.37       -1.44      -0.68      -1.28
 Portfolio turnover rate                           %       125      281       302          71         169         57        247


--------------------------------------------------------------------------------


(1) Effective October 1, 2000, ING Investments became the Adviser of the Fund, replacing Nicholas-Applegate Capital Management.



(2) The Fund changed its fiscal year-end from June 30 to October 31.



(3) Effective May 24, 1999, ING Investments assumed responsibility for management of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its fiscal year-end to June 30.



(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.



(5) Annualized for periods less than one year.



(6) The Adviser has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years.



 *Per share data calculated using average number of shares outstanding throughout the period.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING Worldwide Growth Fund       59

In addition to the Funds offered in this Prospectus, ING Funds Distributor, LLC also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

INTERNATIONAL EQUITY FUND
ING International Growth Fund

DOMESTIC EQUITY GROWTH FUNDS
ING Growth Fund
ING Growth + Value Fund
ING Growth Opportunities Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING SmallCap Opportunities Fund
ING Small Company Fund

ING Global Science and Technology Fund

ING Disciplined LargeCap Fund

DOMESTIC EQUITY INDEX FUNDS
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

DOMESTIC EQUITY VALUE FUNDS
ING Financial Services Fund
ING MagnaCap Fund
ING Tax Efficient Equity Fund
ING Value Opportunity Fund
ING SmallCap Value Fund
ING MidCap Value Fund

ING LargeCap Value Fund


DOMESTIC EQUITY GROWTH AND INCOME FUNDS
ING Equity and Bond Fund
ING Convertible Fund
ING Real Estate Fund
ING Balanced Fund
ING Growth and Income Fund

FIXED INCOME FUNDS
ING Bond Fund
ING Classic Money Market Fund
ING Government Fund
ING GNMA Income Fund
ING High Yield Opportunity Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax Exempt Bond Fund
ING Money Market Fund
ING Aeltus Money Market Fund
ING Strategic Bond Fund

STRATEGIC ALLOCATION FUNDS
ING Strategic Allocation Growth Fund
ING Strategic Allocation Balanced Fund
ING Strategic Allocation Income Fund

LOAN PARTICIPATION FUND
ING Senior Income Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the independent auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds.
The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's
Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the following Funds' SEC file number for the:

ING Mutual Funds                          811-7428
  ING International SmallCap Growth Fund
  ING Emerging Countries Fund
  ING Foreign Fund
  ING Worldwide Growth Fund
  ING Russia Fund
  ING Global Equity Dividend Fund
  ING Global Real Estate Fund
  ING International Fund
  ING Precious Metals Fund
ING Mayflower Trust                       811-7978
  ING International Value Fund

        [ING FUNDS LOGO]       INTLABCPROS0304-030104

                                                              PROSPECTUS

       PROSPECTUS

    [WORLD MAP]
       March 1, 2004

       Class Q
                                                 INTERNATIONAL EQUITY FUNDS
                                                 ING Emerging Countries Fund
                                                 ING Foreign Fund
                                                 ING International Fund
                                                 ING International SmallCap
                                                 Growth Fund
                                                 ING International Value Fund
                                                 GLOBAL EQUITY FUNDS
                                                 ING Global Equity Dividend Fund
                                                 ING Worldwide Growth Fund

       This Prospectus contains
       important information about
       investing in the Class Q
       shares of certain ING Funds.
       You should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Funds will
       achieve their objectives. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                          [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes each Fund's objective, investment strategy and risks.


[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    INTRODUCTION TO THE ING FUNDS                      1
    FUNDS AT A GLANCE                                  2

    INTERNATIONAL EQUITY FUNDS
    ING Emerging Countries Fund                        4
    ING Foreign Fund                                   6
    ING International Fund                             8
    ING International SmallCap Growth Fund            10
    ING International Value Fund                      12

    GLOBAL EQUITY FUNDS
    ING Global Equity Dividend Fund                   14
    ING Worldwide Growth Fund                         16


    WHAT YOU PAY TO INVEST                            18
    SHAREHOLDER GUIDE                                 20
    MANAGEMENT OF THE FUNDS                           25
    DIVIDENDS, DISTRIBUTIONS AND TAXES                30
    MORE INFORMATION ABOUT RISKS                      31
    FINANCIAL HIGHLIGHTS                              34
    WHERE TO GO FOR MORE INFORMATION          Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   INTRODUCTION TO THE ING FUNDS
--------------------------------------------------------------------------------


 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information ("SAI") for a complete list of the risks and strategies.






                     [TELEPHONE GRAPHIC]

 If you have any questions about the ING Funds, please call your financial consultant or us at 1-800-992-0180.



 THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

 INTERNATIONAL EQUITY FUNDS

  ING offers International Equity Funds that emphasize a growth approach to international investing, as well as International Equity Funds that apply the technique of "value investing." These Funds focus on long-term growth by investing primarily in foreign equities.

  They may suit you if you:

  - are investing for the long-term -- at least several years; and
  - are looking for exposure to international markets; and
  - are willing to accept higher risk in exchange for the potential for long-term growth.

GLOBAL EQUITY FUNDS

  ING offers Global Equity Funds that emphasize a growth approach to global investing, as well as Global Equity Funds that apply the technique of "value investing." These Funds focus on long-term growth by investing primarily in equity securities throughout the world, including the United States.

  They may suit you if you:

  - are investing for the long-term -- at least several years; and
  - are looking for exposure to international markets; and
  - are willing to accept higher risk in exchange for the potential for long-term growth; and
  - are seeking dividend income in addition to capital growth (Global Equity Dividend Fund only).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Introduction to the ING Funds       1

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, strategies and risks, which begin on page 4.


               FUND                                                   INVESTMENT OBJECTIVE
               ------------------------------------------------------------------------------------------------------------------
INTERNATIONAL  ING Emerging Countries Fund                            Maximum long-term capital appreciation
EQUITY FUNDS   Adviser: ING Investments, LLC
               Sub-Adviser: ING Investment Management Advisors B.V.

               ING Foreign Fund                                       Long term growth of capital
               Adviser: ING Investments, LLC
               Sub-Adviser: Julius Baer Investment Management Inc.

               ING International Fund                                 Long-term growth of capital
               Adviser: ING Investments, LLC
               Sub-Adviser: Aeltus Investment Management, Inc.

               ING International SmallCap Growth Fund                 Maximum long-term capital appreciation
               Adviser: ING Investments, LLC
               Sub-Adviser: Nicholas-Applegate Capital Management

               ING International Value Fund                           Long-term capital appreciation
               Adviser: ING Investments, LLC
               Sub-Adviser: Brandes Investment Partners, LLC


GLOBAL EQUITY  ING Global Equity Dividend Fund                        Growth of capital with dividend income as a secondary
FUNDS          Adviser: ING Investments, LLC                          consideration
               Sub-Adviser: ING Investment Management Advisors B.V.

               ING Worldwide Growth Fund                              Maximum long-term capital appreciation
               Adviser: ING Investments, LLC
               Sub-Adviser: Aeltus Investment Management, Inc.


 2      Funds at a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
----------------------------------------------------------------------------------------------------------------------
Equity securities of issuers located in countries         Price volatility, liquidity and other risks that accompany
with emerging securities markets believed to have         an investment in equities from emerging countries. Sensitive
growth potential.                                         to currency exchange rates, international political and
                                                          economic conditions and other risks that also affect foreign securities.


Equity securities tied economically to countries          Price volatility, liquidity and other risks that accompany
outside the U.S.                                          an investment in equities of foreign companies. Sensitive to currency exchange rates, international political and
                                                          economic conditions and other risks that also affect foreign securities.


Equity securities and equity equivalents of               Price volatility and other risks that accompany an
companies outside of the U.S.                             investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that also affect foreign
                                                          securities.


Equity securities of small-sized companies in             Price volatility, liquidity and other risks that accompany
countries outside of the U.S., believed to have           an investment in equity securities of foreign, small-sized
growth potential.                                         companies. Sensitive to currency exchange rates,
                                                          international political and economic conditions and other
                                                          risks that also affect foreign securities.


Equity securities of issuers located in countries         Price volatility and other risks that accompany an
outside the U.S., believed to have prices below           investment in value-oriented foreign equities. Sensitive to
their long-term value.                                    currency exchange rates, international political and
                                                          economic conditions and other risks that also affect foreign securities.


Equity securities of dividend paying companies            Price volatility and other risks that accompany an
located in countries around the world, which may          investment in foreign equity securities of dividend paying
include the U.S.                                          companies. Sensitive to currency exchange rates,
                                                          international, political and economic conditions and other risks that also affect foreign securities.


Equity securities of companies located in countries       Price volatility and other risks that accompany an
around the world, which may include the U.S.,             investment in growth-oriented foreign equities. Sensitive to
believed to have growth potential.                        currency exchange rates, international political and
                                                          economic conditions and other risks that also affect foreign securities.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING EMERGING COUNTRIES FUND              ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum long-term capital appreciation.


INVESTMENT
STRATEGY


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest in large-, mid- and small-sized companies. An issuer is considered to be located in a country with an emerging securities market if: (i) the issuer is organized in a country with an emerging securities market; or (ii) the principal securities market for the issuer is in a country with an emerging securities market; or (iii) the issuer is listed on a securities exchange in a country with an emerging securities market; or (iv) if the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a country with an emerging securities market or at least 50% of the issuer's assets are located in a country with an emerging securities market. The Sub-Adviser considers an emerging market country to be any country which is in or has been in the Emerging Market Database of Standard and Poor's or the MSCI Emerging Markets Free Index, or those countries which generally are considered to be emerging market countries by the international financial community.

The Fund may invest up to 20% of its total assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities.

In selecting securities of issuers located in emerging market countries, the Sub-Adviser uses a bottom-up fundamental analysis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Sub-Adviser scores the emerging markets stocks on a wide range of quantitative and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Sub-Adviser seeks securities of emerging market issuers which are relatively liquid and covered by professional securities analysts.


In selecting stocks in developed markets, the Sub-Adviser seeks the most attractive opportunities in such markets. For such securities, the Sub-Adviser uses a bottom-up analysis to choose companies which offer good value relative to their peers in the same industry sector or region. The Sub-Adviser also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe are more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small- and mid-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S. and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- securities of companies located in emerging markets trade in lower volume and may be less liquid than securities of companies located in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 4      ING Emerging Countries Fund

                                                     ING EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                   27.75    10.00   -21.46    76.30   -31.83    -7.32    -9.45    47.80

(1) These figures are for the year ended December 31 of each year.
(2) ING Investments, LLC (ING Investments) has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser. The Fund did not have a sub-adviser from October 1, 2000 to December 4, 2002. Effective December 5, 2002, ING Investment Management Advisors B.V. became the Sub-Adviser to the Fund.

            Best and worst quarterly performance during this period:

                           4th quarter 1999:  36.27%


                           3rd quarter 1998: -25.99%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                              10 YEARS
                                                                    1 YEAR    5 YEARS   (OR LIFE OF CLASS)(1)
Class Q Return Before Taxes                                     %   47.80       8.31            5.50
Class Q Return After Taxes on Distributions                     %   47.65       8.29            5.38
Class Q Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %   31.24       7.22            4.73
MSCI EMF Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %   56.28      10.61            1.56(3)


(1) Class Q commenced operations on August 31, 1995.

(2) The MSCI EMF Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

(3) Index return is for the period beginning September 1, 1995.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Emerging Countries Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

                                                          Julius Baer Investment
ING FOREIGN FUND                                                 Management Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term growth of capital. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The Fund normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Fund may invest include common stock, convertible securities, rights, warrants and exchange traded funds.

In selecting investments for the Fund, the Sub-Adviser focuses on securities located in at least five different foreign countries, although the Fund may at times invest all of its assets in fewer than five countries.

The Sub-Adviser manages the Fund as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Fund invests primarily in securities of larger companies, but the Fund may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Fund may invest a portion of its assets in securities of issuers located in developing countries, often referred to as emerging markets. It presently does not anticipate investing more than 25% of its total assets in such securities. The Fund may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10% of total net assets) high risk and high yield, non-investment grade instruments commonly known as junk bonds.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


EXCHANGE TRADED FUND (ETF) RISK -- an investment in an ETF carries substantially the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could also lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

LOWER QUALITY DEBT SECURITIES -- junk bonds are highly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of securities to make principal and interest payments than with higher-grade debt securities.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 6      ING Foreign Fund

                                                                ING FOREIGN FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING Foreign Fund had not had a full year of operations as of December 31, 2003, there is no performance information included in this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        ING Foreign Fund       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERNATIONAL FUND                        Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in countries outside of the U.S. The Fund invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Fund also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S. and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor securities in which the Fund invests. Rather, the market could favor value-oriented stocks or may not favor equities at all.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could also lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 8      ING International Fund

                                                          ING INTERNATIONAL FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
5.87      5.77     13.46    1.56     19.02    47.50    -8.30   -20.27   -15.06    29.26

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower for Class A shares if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 26, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3) The figures shown for 2002 and 2003 provide performance for Class Q shares of the Fund. The figures shown for the years 1994 through 2001 provide performance for Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

            Best and worst quarterly performance during this period:

                           4th quarter 1999:  26.70%


                           3rd quarter 2002: -19.09%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                           5 YEARS                10 YEARS
                                                                           1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                          %  21.78             2.37                   5.63
Class Q Return Before Taxes                                             %  29.26            -2.43                    N/A
Class Q Return After Taxes on Distributions                             %  29.48            -2.46                    N/A
Class Q Return After Taxes on Distributions and Sale of Fund Shares     %  19.34            -2.05                    N/A
MSCI EAFE Index (reflects no deduction for fees, expenses or
taxes)(3)                                                               %  39.17             0.26(4)                4.78(4)


(1) Class Q commenced operations on February 26, 2001. Class A commenced operations on January 3, 1994.

(2) Reflects deduction of Class A sales charge of 5.75%.

(3) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.


(4) Index return for Class A is for the period beginning January 1, 1994. Index return for Class Q is 0.01% for the period beginning March 1, 2001.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING International Fund       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                      Nicholas-Applegate Capital
ING INTERNATIONAL SMALLCAP GROWTH FUND                                Management
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 80% of its assets in securities of small companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the Fund's assets will normally be invested in companies located outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.


The Fund invests primarily in smaller-capitalized companies (small-cap stocks) located worldwide. In the opinion of the Sub-Adviser, small-cap stocks are those whose stock market capitalizations are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' small-cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets. The market capitalization of companies held by the Fund as of December 31, 2003 ranged from $95 million to $9.7 billion. The average market capitalization of companies held by the Fund as of December 31, 2003 was $2.5 billion.


The Fund normally invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.


The Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a bottom-up analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.


In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially change.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of smaller and foreign companies may trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 10      ING International SmallCap Growth Fund

                                          ING INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                   17.98    13.93    35.96   121.97   -16.38   -27.29   -16.90    45.24

(1) These figures are for the year ended December 31 of each year.
(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than Sub-Adviser, to the Fund.

            Best and worst quarterly performance during this period:

                           4th quarter 1999:  53.36%


                           3rd quarter 2002: -19.17%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Citigroup Europe, Pacific, Asia Composite/Extended Market Index (Citigroup EPAC/EMI). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
Class Q Return Before Taxes                                     %  45.24     10.24           14.15
Class Q Return After Taxes on Distributions                     %  45.24      9.37           13.03
Class Q Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  29.42      8.55           11.99
Citigroup EPAC/EMI (reflects no deduction for fees,
 expenses or taxes)(2)                                          %  52.95      5.23            4.50 (3)


(1) Class Q commenced operations on August 31, 1995.


(2) The Citigroup EPAC/EMI (formerly the Salomon Europe, Pacific, Australia and Composite Extended Market Index) is an unmanaged index that measures the performance of securities of smaller capitalization companies in 22 countries excluding the U.S. and Canada.


(3) Index return is for the period beginning September 1, 1995.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                 ING International SmallCap Growth Fund       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERNATIONAL VALUE FUND                    Brandes Investment Partners, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

This Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT
STRATEGY


[COMPASS GRAPHIC]

The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.


The Sub-Adviser applies the technique of "value investing" by seeking stocks that its research indicates are priced below their long-term value.


The Fund holds common stocks, preferred stocks, American, European and Global depositary receipts, as well as convertible securities.

Under normal circumstances, the Fund invests at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. The Fund may invest, at the time of purchase, up to the greater of:

- 20% of its assets in any one country or industry, or,

- 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe, Australia, and Far East (MSCI EAFE) Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940, as amended.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

THE FUND IS CLOSED TO NEW INVESTORS EXCEPT FOR THOSE SITUATIONS SET FORTH IN THE SHAREHOLDER GUIDE ON PAGE 20. THE FUND MAY REOPEN IN THE FUTURE SUBJECT TO THE DISCRETION OF THE BOARD OF TRUSTEES.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent that the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

 12      ING International Value Fund

                                                    ING INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURN (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                   15.23    17.86    13.47    51.49    1.89    -13.52   -17.58    48.16


(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower for Class A shares if they did.


(2) The figures shown for the years 2000 through 2003 provide performance for Class Q shares of the Fund. The figures shown for the years 1996 through 1999 provide performance for Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class Q shares have different expenses.


            Best and worst quarterly performance during this period:

                           2nd quarter 2003:  24.62%


                            3rd quarter 2002: -22.16%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                           5 YEARS                10 YEARS
                                                                           1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                          %  39.26            8.84                    11.62
Class Q Return Before Taxes                                             %  48.16            3.69                      N/A
Class Q Return After Taxes on Distributions                             %  48.34            2.46                      N/A
Class Q Return After Taxes on Distributions and Sale of Fund Shares     %  31.83            2.58                      N/A
MSCI EAFE Index (reflects no deduction for fees, expenses or
 taxes)(3)                                                              %  39.17            0.26(4)                  5.00(4)


(1) Class Q commenced operations on January 24, 2000. Class A commenced operations on March 6, 1995.

(2) Reflects deduction of Class A sales charge of 5.75%.


(3) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.



(4) Index return for Class A is for the period beginning March 1, 1995. Index return for Class Q is -4.08% for the period beginning February 1, 2000.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING International Value Fund       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL EQUITY DIVIDEND FUND          ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks growth of capital with dividend income as a secondary consideration. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in a portfolio of equity securities of dividend paying companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the net assets of the Fund will be invested in equity securities of issuers in at least 3 countries one of which may be the U.S., with at least 75% of total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the dividend yield of the companies included in the Morgan Stanley Capital International World Index.

The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria:


- The dividend yield must be above average and the stability and growth of the dividend yield and the company should meet minimum acceptable standards including market capitalization generally of at least $1 billion, growth of the dividend over the last five years, and average annual earnings growth over the last four years.


- The expected liquidity of a stock must be sufficient to buy or sell a position within four trading days without significant impact on the share price.

- The analysis of fundamental factors are used to limit the risk of investing in or holding certain, unprofitable companies. These fundamental factors include: earnings, capital structure, dividend coverage, and credit ratings.


The Sub-Adviser may from time-to-time select securities that do not meet all of these criteria.


In addition, the Sub-Adviser combines fundamental analysis of each company with an allocation among industry sectors that is based upon quantitative screening which takes into account certain assumptions about possible economic scenarios.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund will generally sell a stock when the dividend yield falls below average.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

The Sub-Adviser does not hedge against currency movements in the various markets in which the Fund will invest so the value of the Fund is subject to the risk of adverse changes in currency exchange rates.


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small-and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers. As such, smaller companies are considered to have more risk than mid-sized companies for these same reasons.


MARKET TRENDS -- from time to time, the stock market may not favor the dividend paying securities in which the Fund invests. Rather, the market could favor growth oriented stocks, or may not favor equities at all.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 14      ING Global Equity Dividend Fund

                                                 ING GLOBAL EQUITY DIVIDEND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING Global Equity Dividend Fund had not had a full year of operations as of December 31, 2003, there is no performance information included in this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING Global Equity Dividend Fund       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING WORLDWIDE GROWTH FUND                     Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE

The Fund seeks maximum long-term capital appreciation.


[TARGET GRAPHIC]

INVESTMENT STRATEGY


[COMPASS GRAPHIC]
Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.


INTERNATIONAL COMPONENT -- The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. The Sub-Adviser will invest at least 65% of the Fund's assets in companies which, based upon a fundamental analysis of a company's earning prospects, believes will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and the cash flow return on capital. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. The Sub-Adviser may invest in companies with any market capitalization.



U.S. COMPONENT -- The Fund normally invests in equity securities of large U.S. companies that the Sub-Adviser feels have above-average prospects for growth. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the S&P 500 Index. As of December 31, 2003, this meant market capitalizations in the range of $7.8 billion to $311 billion. Capitalization of companies in the S&P 500 Index will change with market conditions.


The Sub-Adviser emphasizes a growth approach by searching for companies that it believes are managing change advantageously and may be poised to exceed growth expectations. The Sub-Adviser focuses on both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a top-down thematic approach. The Sub-Adviser will sell the security if it no longer meets the selection requirements. The Sub-Adviser seeks to identify themes that reflect the major social, economic and technological trends that it believes are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies it believes may benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

From time to time, the Sub-Adviser reviews the allocation between the U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the Sub-Adviser deems appropriate.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe are more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may also invest in small-and mid-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of foreign companies may trade in lower volume and may be less liquid than securities of U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 16      ING Worldwide Growth Fund

                                                       ING WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                   18.32    17.64    37.92    83.79   -22.15   -27.54   -26.68    29.69

(1) These figures are for the year ended December 31 of each year.
(2) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

            Best and worst quarterly performance during this period:

                           4th quarter 1999:  44.52%


                            1st quarter 2001: -21.36%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International World Index (MSCI World Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                                                  10 YEARS
                                                                                       1 YEAR    5 YEARS    (OR LIFE OF CLASS)(1)
Class Q Return Before Taxes                                                     %      29.69      -0.28              8.00
Class Q Return After Taxes on Distributions                                     %      29.69      -1.32              7.06
Class Q Return After Taxes on Distributions and Sale of Fund Shares             %      19.30      -0.66              6.66
MSCI World Index (reflects no deduction for fees, expenses or  taxes)(2)        %      33.76      -0.39              6.95(3)


(1) Class Q commenced operations on August 31, 1995.

(2) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(3) Index return is for the period beginning September 1, 1995.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING Worldwide Growth Fund       17

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The table below shows the fees and expenses for Class Q shares of the Funds.

FEES YOU PAY DIRECTLY

                                                                CLASS Q
-----------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)                                                         none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none



OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


CLASS Q

                                                                                  TOTAL
                                                                                  FUND            WAIVERS,
                                MANAGEMENT       SERVICE           OTHER        OPERATING      REIMBURSEMENTS         NET
FUND                               FEE             FEE          EXPENSES(2)     EXPENSES      AND RECOUPMENT(3)     EXPENSES
----------------------------------------------------------------------------------------------------------------------------
 ING Emerging
  Countries                %       1.25            0.25            0.53           2.03                 --             2.03
 ING Foreign               %       1.00            0.25            0.60           1.85              -0.25             1.60
 ING International         %       1.00            0.25            0.34           1.59                 --             1.59
 ING International
  SmallCap Growth          %       1.00            0.25            0.33           1.58               0.01             1.59
 ING International
  Value                    %       1.00            0.25            0.29           1.54                N/A             1.54
 ING Global Equity
  Dividend                 %       0.70            0.25            0.55           1.50              -0.10             1.40
 ING Worldwide
  Growth                   %       1.00            0.25            0.37           1.62                 --             1.62


--------------------------------------------------------------------------------

(1) These tables show the estimated operating expenses for Class Q shares of each Fund as a ratio of expenses to average daily net assets. These estimated expenses are based on each Fund's actual operating expenses for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which the Adviser has agreed to for each Fund. ING Foreign Fund and ING Global Equity Dividend Fund recently commenced operations so "Other Expenses" are estimated for the current fiscal year.

(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of each Fund's average daily net assets.


(3) ING Investments has entered into written expense limitation agreements with each Fund which it advises, except ING International Value Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments for all Funds (except ING Foreign Fund and ING Global Equity Dividend Fund) is shown under the heading "Waivers, Reimbursements, and Recoupment." The amount of expenses proposed to be waived during the current fiscal year by ING Investments for ING Foreign Fund and ING Global Equity Dividend is shown under the heading "Waivers, Reimbursements, and Recoupment." For each Fund, except ING International Fund and ING Foreign Fund, the expense limits will continue through at least October 31, 2004. The expense limitations are contractual and, except for ING International Fund and ING Foreign Fund, shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the expense limitation within 90 days of the end of the then-current term or upon termination of the investment management agreement. Pursuant to a side agreement dated February 25, 2003, the expense limit for the Class Q ING International Fund is 1.85%, through October 31, 2004. There is no guarantee that this side agreement will continue after this date. If after October 31, 2004 ING Investments elects not to renew the side agreement, the expense limit will revert to the limitation under the International Fund's expense limitation agreement of 2.75%. Additionally, pursuant to a side agreement dated November 11, 2003, ING Investments has lowered the contractual expense limits for Class Q ING Foreign Fund to 1.60% through October 31, 2004. There is no guarantee that this side agreement will continue after this date. If, after October 31, 2004, ING Investments elects not to renew the side agreement, the expense limit will revert to the limitation under the ING Foreign Fund's expense limitation agreement of 1.85%. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for the ING International SmallCap Growth Fund.



 18      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS Q


                                                                                  1         3         5        10
FUND                                                                             YEAR     YEARS     YEARS     YEARS
-------------------------------------------------------------------------------------------------------------------
 ING Emerging Countries                                          $               206       637      1,093     2,358
 ING Foreign(1)                                                  $               163       557        977     2,149
 ING International                                               $               162       502        866     1,889
 ING International SmallCap Growth(1)                            $               162       502        866     1,889
 ING International Value                                         $               157       486        839     1,834
 ING Global Equity Dividend(1)                                   $               143       464        809     1,782
 ING Worldwide Growth                                            $               165       511        881     1,922


--------------------------------------------------------------------------------

(1) The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       19

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

PURCHASE OF SHARES

Class Q Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. ING Funds Distributor, LLC (the Distributor) may waive these minimums from time to time. Certain Funds also offer Classes A, B, C and M shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes by calling (800) 992-0180.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) generally will not be accepted. The Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

All other purchasers may purchase shares by the methods outlined in the table on the right.

International Value Fund has discontinued all sales of its shares except shares purchased: (1) through the reinvestment of dividends and distributions; (2) by 401(k), 403(b) and 457 plans that have selected the Fund as an investment option prior to May 17, 2002; (3) by shareholders participating in mutual fund wrap fee programs who were invested in the Fund prior to May 17, 2002; or (4) by new 401(k), 403(b) and 457 plans and new shareholders participating in mutual fund wrap fee programs subject to approval by the Investment Adviser and Sub-Adviser based on their assessment of the Fund's ability to invest the monies consistent with the Fund's objectives in light of market conditions, the size of the purchase and other relevant factors relating to the Fund. The Fund may reopen in the future subject to the discretion of the Board of Trustees.

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund and the Distributor must obtain the following information for each person that opens an account:

- Name;

- Date of birth (for individuals);

- Physical residential address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.



                               Initial                 Additional
         Method              Investment                Investment
     BY CONTACTING      A financial consultant   Visit or consult an
     YOUR INVESTMENT    with an authorized       investment professional.
     PROFESSIONAL       firm can help you
                        establish and maintain
                        your account.



     BY MAIL            Visit or speak with an   Fill out the Account
                        investment               Additions form included
                        professional. Make       on the bottom of your
                        your check payable to    account statement along
                        the ING Funds and mail   with your check payable
                        it, along with a         to the Fund and mail
                        completed Account        them to the address on
                        Application. Please      the account statement.
                        indicate your            Remember to write your
                        investment               account number on the
                        professional on the      check.
                        New Account
                        Application.



     BY WIRE            Call the ING             Wire the funds in the
                        Operations Department    same manner described
                        at (800) 992-0180 and    under "Initial
                        select Option 4 to       Investment."
                        obtain an account
                        number and indicate
                        your investment
                        professional on the
                        account.
                        Instruct your bank to
                        wire funds to the Fund
                        in the care of:
                        State Street
                        Bank and Trust
                        Kansas City
                        ABA #101003621
                        Kansas City, MO
                        credit to:
                        --------------------
                        (the Fund)
                        A/C #751-8315; for
                        further credit
                        to:
                        Shareholder
                        A/C #
                        --------------------
                        (A/C # you received
                        over the telephone)
                        Shareholder Name:
                        --------------------
                        (Your Name Here)
                        After wiring funds you
                        must complete the
                        Account Application
                        and send it to:
                        ING Funds
                        P.O. Box 219368
                        Kansas City, MO
                        64121-6368



 20      Shareholder Guide

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.


EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.


MARKET TIMERS

A Fund may restrict or refuse purchase orders, whether directly or by exchange, by market timers. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund.


DISTRIBUTION AND SHAREHOLDER SERVICE FEES


To pay for the cost of promoting the Funds and servicing your shareholder account, each Fund has adopted a Rule 12b-1 plan for Class Q shares, which requires fees to be paid out of the assets of the class. Each Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.


RETIREMENT PLANS


You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial consultant or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact a Shareholder Services Representative at (800) 992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       21

SHAREHOLDER GUIDE                                           HOW TO REDEEM SHARES
--------------------------------------------------------------------------------



If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.


Under unusual circumstances, a Fund may suspend the right of redemption as allowed by Federal securities laws.


SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, or see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. Each Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.



           Method                         Procedures
    BY CONTACTING YOUR       You may redeem shares by contacting
    INVESTMENT               your investment professional who may
    PROFESSIONAL             charge for their services in
                             connection with your redemption
                             request, but neither the Fund nor the
                             Distributor impose any such charge.



    BY MAIL                  Send a written request specifying the
                             Fund name and share class, your
                             account number, the name(s) in which
                             the account is registered, and the
                             dollar value or number of shares you
                             wish to redeem to:
                             ING Funds
                             P.O. Box 219368
                             Kansas City, MO 64121-6368
                             If certificated shares have been
                             issued, the certificate must accompany
                             the written request. Corporate
                             investors and other associations must
                             have an appropriate certification on
                             file authorizing redemptions. A
                             suggested form of such certification
                             is provided on the Account
                             Application. A signature guarantee may
                             be required.



    BY TELEPHONE --          You may redeem shares by telephone on
    EXPEDITED REDEMPTION     all accounts other than retirement
                             accounts, unless you check the box on
                             the Account Application which
                             signifies that you do not wish to use
                             telephone redemptions. To redeem by
                             telephone, call a Shareholder Services
                             Representative at (800) 992-0180.
                             RECEIVING PROCEEDS BY CHECK:
                             You may have redemption proceeds (up
                             to a maximum of $100,000) mailed to an
                             address which has been on record with
                             ING Funds for at least 30 days.
                             RECEIVING PROCEEDS BY WIRE:
                             You may have redemption proceeds
                             (subject to a minimum of $5,000) wired
                             to your pre-designated bank account.
                             You will not be able to receive
                             redemption proceeds by wire unless you
                             check the box on the Account
                             Application which signifies that you
                             wish to receive redemption proceeds by
                             wire and attach a voided check. Under
                             normal circumstances, proceeds will be
                             transmitted to your bank on the
                             business day following receipt of your
                             instructions, provided redemptions may
                             be made. In the event that share
                             certificates have been issued, you may
                             not request a wire redemption by
                             telephone.



 22      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

NET ASSET VALUE


The net asset value (NAV) per share for Class Q shares of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The Funds are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. The NAV per share of Class Q shares of each Fund is calculated by taking the value of the Fund's assets attributable to Class Q shares, subtracting the Fund's liabilities attributable to Class Q shares, and dividing by the number of Class Q shares that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund may change on days when shareholders will not be able to purchase or redeem a Fund's shares.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Transfer Agent or Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The ING Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange Class Q shares for Class Q shares of any other ING Fund that offers Class Q shares. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

The total value of shares being exchanged must at least equal the minimum investment requirement for Class Q shares of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a trading vehicle. The Funds may prohibit excessive exchanges (more than four per year). The Funds also may, on 60 days' prior written notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       23

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

In addition to the Funds available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' prior written notice to shareholders.

SYSTEMATIC EXCHANGE PRIVILEGE

You may elect to have a specified dollar amount of Class Q shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class Q shares of any other open-end ING Fund. This exchange privilege may be modified at any time or terminated upon 60 days' prior written notice to shareholders.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' prior written notice to redeem, at NAV, the shares of any shareholder whose account has a total value that is less than the Fund minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

HOUSEHOLDING


To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 992-1080 or your investment professional. We will begin sending you individual copies 30 days after receiving your request.


 24      Shareholder Guide

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ADVISER

ING INVESTMENTS, LLC (ING INVESTMENTS), an Arizona limited liability company serves as the investment adviser to each of the Funds. ING Investments provides or oversees all investment advisory and portfolio management services for each Fund.

ING Investments acts as a "manager-of-managers" for the ING Foreign Fund and ING Global Equity Dividend Fund. ING Investments delegates to the Sub-Advisers of the ING Foreign and ING Global Equity Dividend Funds the responsibility for investment management, subject to ING Investment's oversight. ING Investments is responsible for monitoring the investment program and performance of the Sub-Advisers of the ING Foreign and ING Global Equity Dividend Funds. From time to time, ING Investments may also recommend the appointment of additional or replacement Sub-Advisers to the ING Foreign and ING Global Equity Dividend Funds' Board. The ING Foreign and ING Global Equity Dividend Funds and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the ING Foreign and ING Global Equity Dividend Funds' Board, to replace a non-affiliated Sub-Adviser as well as change the terms of a contract with a non-affiliated Sub-Adviser, without submitting the contract to a vote of the ING Foreign and ING Global Equity Dividend Funds' shareholders. The ING Foreign and ING Global Equity Dividend Funds will notify shareholders of any change in the identity of a Sub-Adviser of the ING Foreign and ING Global Equity Dividend Funds. In this event, the names of the ING Foreign and ING Global Equity Dividend Funds and their investment strategies may also change.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.


As of December 31, 2003, ING Investments managed over $36.6 billion in assets.


ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

FUND                                                MANAGEMENT FEE
 ING Emerging Countries                                  1.25%
 ING Foreign                                             1.00
 ING International                                       1.00
 ING International SmallCap Growth                       1.00
 ING International Value                                 1.00
 ING Global Equity Dividend                              0.70
 ING Worldwide Growth                                    1.00

SUB-ADVISERS

For each of the following Funds, ING Investments has engaged a Sub-Adviser to provide the day-to-day management for each Fund's portfolio. The Sub-Advisers have, at least in part, been selected primarily on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of a Fund. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

ING FOREIGN FUND

JULIUS BAER INVESTMENT MANAGEMENT INC.


Julius Baer Investment Management Inc. (JBIM) serves as Sub-Adviser to the Fund. JBIM is a registered investment adviser wholly-owned by Julius Baer Securities, which in turn is wholly-owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities and fixed income securities, and alternative investments. As of December 31, 2003, JBIM managed over $12.79 billion in assets. JBIM is located at 330 Madison Avenue, New York, New York 10017.


Rudolph-Riad Younes and Richard Pell have been responsible for the day-to-day management of the Fund since its inception.


Rudolph-Riad Younes, CFA, Senior Vice President and Head of International Equity has been with the Julius Baer since September 1993.



Richard Pell, Senior Vice President and Chief Investment Officer has been with the Julius Baer since January 1995.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       25

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

         PERFORMANCE OF SIMILAR FOREIGN EQUITY ACCOUNTS MANAGED BY JBIM

The tables below are designed to show you how a composite of similar accounts managed by Julius Baer performed over various periods in the past.


The Julius Baer Foreign Equity Composite includes all discretionary, fee paying, non-taxable and taxable accounts for institutional clients and mutual funds invested in international equity securities. Each account in the composite has investment objectives, policies and strategies that are substantially similar to the ING Foreign Fund. Accounts meeting the composite criteria are included in the composite within the first 90 days from inception or restriction. Valuation and returns are computed and stated in U.S. Dollars. This composite was created in 2003. The account minimum for the composite was $10 million as of December 31, 2003. Settlement date accounting was used prior to 1999 for one client.



The table below shows the annualized compounded returns for the Julius Baer Foreign Equity Composite compared with the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index for the periods ending December 31, 2003 and annual returns for the years ended December 31 of prior years. The returns of the Julius Baer Foreign Equity Composite reflect deductions of management and custodial fees and are presented net of trading commissions. The returns of the MSCI EAFE Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of JBIM. It does not indicate how the ING Foreign Fund has performed or will perform in the future. Past performance is not a guarantee of future results.


                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF DECEMBER 31, 2003)


                                                                  JBIM
                                                                 FOREIGN
                                                                 EQUITY          MSCI EAFE
                                                              COMPOSITE (%)      INDEX (%)
One Year                                                          35.64%           39.17%
Three Years                                                        1.81%           -2.57%
Five Years                                                        11.42%            0.26%
Since Inception (05/01/95)                                        14.33%            3.92%


                              ANNUAL TOTAL RETURNS
                              (AS OF DECEMBER 31)


                                                                  JBIM
                                                                 FOREIGN
                                                                 EQUITY          MSCI EAFE
                                                              COMPOSITE (%)      INDEX (%)
2003                                                              35.64%            39.17%
2002                                                              -3.76%           -15.66%
2001                                                             -19.15%           -21.21%
2000                                                              -7.86%           -13.96%
1999                                                              76.55%            27.30%
1998                                                              27.04%            20.33%
1997                                                              15.34%             2.06%
1996                                                              17.67%             6.36%


The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.


The net annual returns for the Julius Baer Foreign Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. Most of the accounts in the Julius Baer Foreign Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of JBIM.



The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.



 26      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ING WORLDWIDE GROWTH FUND AND ING INTERNATIONAL FUND

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc. (ING Aeltus), a Connecticut corporation, serves as the Sub-Adviser to ING Worldwide Growth Fund and ING International Fund.

Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.


As of December 31, 2003, ING Aeltus managed over $54.5 billion in assets. It principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.


ING WORLDWIDE GROWTH FUND


The international portion of the ING Worldwide Growth Fund's assets has been managed by a team of investment professionals led by Richard T. Saler and Philip
A. Schwartz since October of 2000. Messrs. Saler and Schwartz are each a Senior Vice President and Director of International Investment Strategy at ING Investments. Prior to joining ING Investments in July of 2000, Messrs. Saler and Schwartz were each a Senior Vice President and Director of International Equity Investment Strategy at Lexington Management Corporation (Lexington) beginning in 1986 and 1993, respectively.


The domestic equity portion of the ING Worldwide Growth Fund's assets has been managed by a team of investment professionals led by James A. Vail since April of 2003. Mr. Vail has served as Senior Vice President and Portfolio Manager of ING Investments since July of 2000. He is a chartered Financial Analyst, a member of the New York Society of Security Analysts and has over 26 years of investment experience. Prior to joining ING Investments in 2000, Mr. Vail was Vice President at Lexington, which he joined in 1991.

ING INTERNATIONAL FUND

The following individuals share responsibility for the day-to-day management of the ING International Fund:

Richard T. Saler, whose background is described above, has served as Senior Portfolio Manager of the portfolio management team that manages ING International Fund since January 1994.

Philip A. Schwartz, whose background is described above, has served as Senior Portfolio Manager of the portfolio management team that manages ING International Fund since January 1996.

ING EMERGING COUNTRIES FUND AND ING GLOBAL EQUITY DIVIDEND FUND

ING INVESTMENT MANAGEMENT ADVISORS B.V.


ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the ING Emerging Countries Fund and the ING Global Equity Dividend Fund. ING Investment Management Advisors B.V. is a Netherlands corporation organized in 1896 (it became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Groep N.V. IIMA is an indirect, wholly-owned subsidiary of ING Groep N.V. and is under common control with ING Investments. IIMA operates under the collective management of ING Investment Management (IIM) which had assets under management of $797.6 million as of December 31, 2003.


ING EMERGING COUNTRIES FUND

The following individuals share responsibility for the day-to-day management of the Fund:

Jan-Wim Derks has served as a member of the portfolio management team that manages the Fund since October 2000. Mr. Derks serves as Director of Global Emerging Markets Equities at ING Investment Management -- Europe. Mr. Derks joined ING Investment Management -- Europe in 1997.

Eric Conrads has served as a member of the portfolio management team that manages the Fund since May 2003. Mr. Conrads took over the management of the ING Latin America Equity Funds in 2001 and has managed the BBL Latin America Equity Fund since 1997. Mr. Conrads joined ING Bank and Insurance (formerly BBL) in 1996.

Bratin Sanyal has served as a member of the portfolio management team that manages the Fund since October 2000. Mr. Sanyal serves as the Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment Management
-- Europe. Mr. Sanyal has held several positions with ING Investment Management -- Europe, most recently as an Asian investment manager. Mr. Sanyal joined ING Investment Management -- Europe in 1993.

ING GLOBAL EQUITY DIVIDEND FUND

The following individuals share responsibility for the day-to-day management of the Fund:

Jorik van den Bos joined IIMA in 1997 and is a Director in the Global Equities team. Mr. Bos has managed the Fund since its inception.

Joris Franssen joined IIMA in 1998 as a portfolio manager and is currently a member of the Global Equities team. Mr. Franssen has managed the Fund since its inception.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       27

MANAGEMENT OF THE FUND                                  ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

      PERFORMANCE OF SIMILAR ACCOUNTS MANAGED BY THE IIMA INVESTMENT TEAM

The tables below are designed to show you how a composite of substantially similar accounts managed by the IIMA investment team managing the ING Global Equity Dividend Fund performed over various periods in the past.


The Global High Dividend Equity Composite is a composite of discretionary, fee paying, non-taxable and taxable accounts invested in accordance with the Global High Dividend Equity investment strategy managed by the IIMA investment team responsible for managing accounts maintained by a European affiliate. Each account in the composite has investment objectives, policies and strategies that are substantially similar to the ING Global Equity Dividend Fund. Accounts meeting the composite criteria are included in the composite on the first day of the calendar quarter following inception. Valuation and returns are computed and stated in U.S. Dollars although the currency of each account currently included in the composite is the Euro. This composite was created on July 1, 2000. The account minimum for the composite was 10 million Euro (equivalent to approximately $12.6 million as of December 31, 2003).


The table below shows the average annual total returns for the Global High Dividend Equity Composite compared with the FTSE World Index and the MSCI World Index for the periods ending December 31, 2003 and annual total returns for years ended December 31 of prior years. This information is designed to demonstrate the historical track record of the IIMA investment team with respect to the Global High Dividend Equity Strategy. It does not indicate how the ING Global Equity Dividend Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF DECEMBER 31, 2003)


                                                                GLOBAL HIGH
                                                              DIVIDEND EQUITY   FTSE WORLD   MSCI WORLD
                                                               COMPOSITE (%)    INDEX (%)    INDEX (%)
One Year                                                           35.12%         33.91%       33.76%
Three Years                                                         9.44%         -3.14%       -3.51%
Since Inception (07/01/00)                                         11.81%         -5.28%       -6.12%


                              ANNUAL TOTAL RETURNS
                              (AS OF DECEMBER 31)


                                                                GLOBAL HIGH
                                                              DIVIDEND EQUITY   FTSE WORLD   MSCI WORLD
                                                               COMPOSITE (%)    INDEX (%)    INDEX (%)
2003                                                               35.12%          33.91%       33.76%
2002                                                               -7.28%         -19.06%      -19.54%
2001                                                                4.61%         -16.14%      -16.52%


The performance reflected in the composite has not been calculated in compliance with the method used by the SEC.


The net annual returns for the Global High Dividend Equity Composite were calculated on a time-weighted and asset-weighted, total return basis. This includes reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Global High Dividend Equity Composite do not pay the same expenses that will be paid by the ING Global Equity Dividend Fund and, though they were diversified accounts, were not subject to the diversification rules, tax restrictions and investment limits of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account managed by the IIMA investment team.



To convert the Euro performance of the Global High Dividend Equity Composite to US Dollar performance, Euro performance was translated into US Dollars using the WM/Reuters exchange rate on a calendar quarter basis. The Euro-based annual total returns of the Composite for the years ending December 31, 2001, 2002 and 2003 were 11.31%, -20.38% and 13.83%, respectively. The conversion of Euro performance to US Dollar performance takes into account the relative exchange rate fluctuations among the securities and other assets contained in the portfolio and the US Dollar. As a result, the US Dollar presentation reflects the investment results that would have been experienced by a US Dollar account had such account been invested in the same underlying portfolio of securities and other assets as contained in the accounts included in the composite for the same period of time. The returns of the FTSE World Index and MSCI World Index assume all dividends and distributions have been reinvested. The FTSE World Index is an unmanaged index that aims to capture 82-90 percent of investible market capitalization in any country. The MSCI World Index is an unmanaged free floated market capitalization index that is designed to measure global developed equity performance. The indexes include the reinvestment of dividends and income, but do not reflect fees, brokerage commissions or other expenses of investing.


 28      Management of the Fund

ADVISER AND SUB-ADVISERS                                  MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ING INTERNATIONAL SMALLCAP GROWTH FUND

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT


Nicholas-Applegate Capital Management (NACM) serves as Sub-Adviser to the Fund. Founded in 1984 by Arthur Nicholas, Managing Director and Fred Applegate as an institutional investment manager, Nicholas-Applegate is now a wholly owned subsidiary of Allianz AG. As of December 31, 2003, NACM managed over $18.0 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations and other institutional investors and individuals. Nicholas-Applegate has offices in San Diego, New York, San Francisco and Chicago. Its principal place of business is 600 West Broadway, San Diego, California 92101.


The following individuals share responsibility for the day-to-day management of the Fund:


As chief investment officer of Nicholas-Applegate, Horacio Valeiras, CFA is responsible for daily management of all investment and trading functions within the firm. Mr. Valeiras joined Nicholas-Applegate in 2002 and is a member of the Executive Committee. Beginning in January 1996, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. Mr. Valeiras was previously head of International Equity and asset allocation programs with Philadelphia-based Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston. Mr. Valeiras has 16 years of investment management experience.


Loretta J. Morris, Lead Portfolio Manager, International, focuses on management and research responsibilities of the International portfolios and is a member of the firm's Executive Committee. Ms. Morris has been the Lead or Co-Lead Portfolio Manager of the Portfolio since its inception. Ms. Morris joined Nicholas-Applegate in 1990.

ING INTERNATIONAL VALUE FUND

BRANDES INVESTMENT PARTNERS, LLC

Brandes Investment Partners, LLC (Brandes) has been the Sub-Adviser to ING International Value Fund since March, 1995. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.


Founded in 1974, Brandes is an investment advisory firm with 66 investment professionals who manage more than $2.5 billion in assets as of December 31, 2003. Brandes is located at 11988 El Camino Real, Suite 500, P.O. Box 919048, San Diego, California 92191. Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high quality, under valued stocks.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 Management of the Fund       29

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Distributions are normally expected to consist primarily of capital gains. Each Fund pays dividends and capital gains, if any, annually (except ING Global Real Estate Fund which pays dividends, if any quarterly and ING Global Equity Dividend Fund which pays dividends and capital gains, if any semi-annually).

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class Q shares of a Fund invested in another ING Fund that offers Class Q shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information (SAI) for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

- Distributions of long-term gains from sales by the Fund before May 6, 2003 will be taxed at the maximum rate of 20%.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


 30      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the adviser can decide whether to use them or not. The Funds named below may invest in these securities or use these techniques as part of a Fund's principal investment strategy. However, the adviser of any Fund may also use these investment techniques or make investments in securities that are not a part of a Fund's principal investment strategy.

PRINCIPAL RISKS

The principal risks of investing in certain Funds are highlighted below. Certain Funds not identified below, however, also may invest in the securities described. Please see the SAI for more information.

INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure of securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS (ALL FUNDS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES (ALL FUNDS EXCEPT ING GLOBAL EQUITY DIVIDEND
FUND). Certain securities generally trade in lower volume and may be less liquid than securities of large, established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

CORPORATE DEBT SECURITIES (ING EMERGING COUNTRIES, ING FOREIGN AND ING INTERNATIONAL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       31

MORE INFORMATION ABOUT RISKS
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with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

CONVERTIBLE SECURITIES (ALL FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS). The Funds may invest in small- and mid-capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

PORTFOLIO TURNOVER (ALL FUNDS EXCEPT ING FOREIGN AND ING INTERNATIONAL VALUE FUNDS). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Funds, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Funds.

LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 30% or 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

HIGH YIELD SECURITIES (ING FOREIGN FUND). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominately speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

OTHER INVESTMENT COMPANIES (ING FOREIGN FUND). When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

OTHER RISKS

MANAGEMENT RISK Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. The value of a U.S. Government security may decline due to changing interest rates.


MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will be able to meet their obligations.


DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the

 32      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
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magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, a Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       33

FINANCIAL HIGHLIGHTS
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The financial highlights tables on the following pages are intended to help you understand each Fund's Class Q shares' financial performance for the past five years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's (except ING Global Equity Dividend Fund) independent auditors, along with the Fund's financial statements, is included in the Funds' annual report, which is incorporated by reference into the SAI and is available upon request.

Because Class Q shares of the ING Global Equity Dividend Fund had not commenced operations prior to October 31, 2003 (the Fund's fiscal year end), financial highlights are not presented for the Class Q shares of the Fund.

 34      Financial Highlights

FINANCIAL HIGHLIGHTS                                 ING EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ending prior to October 31, 2003, the financial information was audited by other independent auditors.


                                                                                                                          YEAR
                                                        YEAR ENDED             FOUR MONTHS      YEAR     THREE MONTHS     ENDED
                                                       OCTOBER 31,                ENDED        ENDED        ENDED       MARCH 31,
                                              ------------------------------   OCTOBER 31,    JUNE 30,     JUNE 30,     ---------
                                              2003(1)      2002       2001      2000(2)(3)      2000       1999(4)        1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $     12.80      12.26      16.81        20.74        17.20        13.79        17.76
 Income from investment operations:
 Net investment income (loss)             $      0.12      -0.14       0.09        -0.27        -0.16        -0.04        -0.01
 Net realized and unrealized gains
 (loss) on investments                    $      4.97       0.68      -4.64        -3.66         3.70         3.45        -3.78
 Total from investment operations         $      5.09       0.54      -4.55        -3.93         3.54         3.41        -3.79
 Less distributions from:
 Net investment income                    $        --       0.00*        --           --           --           --         0.18
 Total distributions                      $        --       0.00*        --           --           --           --         0.18
 Net asset value, end of period           $     17.89      12.80      12.26        16.81        20.74        17.20        13.79
 TOTAL RETURN(5):                         %     39.77       4.41     -27.01       -18.95        20.58        24.73       -21.42
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $    18,168     21,132     26,783       88,894      119,251       79,130       53,125
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(6)(7)                      %      1.93       2.00       1.97         2.13         2.09         1.90         1.94
 Gross expenses prior to expense
 reimbursement(6)                         %      2.03       1.94       1.98         2.28         2.24         2.43         2.23
 Net investment income (loss) after
 expense reimbursement(6)(7)              %      0.59      -0.24       0.42        -1.21        -1.05        -1.07        -0.01
 Portfolio turnover rate                  %       135        124         74           94          211           67          213


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(1) Effective December 5, 2002, ING Investment Management Advisors B.V. became the Sub-Advisor to the Fund.



(2) On October 1, 2000, Nicholas-Applegate Capital Management was terminated as sub-adviser. The Fund did not have a sub-adviser from October 1, 2000 to December 4, 2002.



(3) The Fund changed its fiscal year-end from June 30 to October 31.



(4) Effective May 24, 1999, ING Investments became the Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.



(5) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.



(6) Annualized for periods less than one year.



(7) The Adviser has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years.


 * Amount represents less than $0.01 per share.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                            ING Emerging Countries Fund       35

ING FOREIGN FUND                                            FINANCIAL HIGHLIGHTS
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The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                       CLASS Q
                                                                     -----------
                                                                       PERIOD
                                                                        ENDED
                                                                     OCTOBER 31,
                                                                       2003(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        10.13
 Income (loss) from investment operations:
 Net investment loss                                           $        -0.00*
 Net realized and unrealized gain on investments               $         0.89
 Total from investment operations                              $         0.89
 Net asset value, end of period                                $        11.02
 TOTAL RETURN(2):                                              %         8.79
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          421
 Ratios to average net assets:
 Net expenses after reimbursement(3)(4)                        %         1.85
 Gross expenses prior to expense reimbursement(3)              %         5.93
 Net investment loss after expense reimbursement(3)(4)         %        -0.17
 Portfolio turnover rate                                       %           50


--------------------------------------------------------------------------------


(1) Class Q commenced operations on July 11, 2003.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible recoupment by ING Investments within three years.

 * Amount represents less than $0.01 per share.

 36      ING Foreign Fund

FINANCIAL HIGHLIGHTS                                      ING INTERNATIONAL FUND
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to October 31, 2003, the information was audited by PricewaterhouseCoopers LLP, independent accountants.


                                                                              YEAR ENDED
                                                                             OCTOBER 31,           FEBRUARY 26, 2001(1)
                                                                         --------------------         TO OCTOBER 31,
                                                                          2003         2002                2001
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                              $        7.04         8.10               9.89
 Income from investment operations:
 Net investment income (loss)                                      $        0.07        -0.03              -0.02
 Net realized and unrealized gain (loss) on investments            $        1.37        -1.03              -1.77
 Total from investment operations                                  $        1.44        -1.06              -1.79
 Less distributions from:
 Net investment income                                             $        0.05           --                 --
 Total distributions                                               $        0.05           --                 --
 Net asset value, end of period                                    $        8.43         7.04               8.10
 TOTAL RETURN(2):                                                  %       20.51       -13.09             -18.10
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $      14,755        6,949                  7
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                    %        1.59         1.61               2.27
 Gross expenses prior to expense reimbursement(3)                  %        1.59         1.70               2.27
 Net investment loss after expense reimbursement(3)(4)             %        0.91        -0.08              -0.24
 Portfolio turnover rate                                           %         100          126                169


--------------------------------------------------------------------------------

(1) Class Q commenced operations on February 26, 2001.

(2) Total Return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total Return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses excluding, interest, taxes, brokerage and extraordinary expenses subject to possible recoupment by ING Investments within three years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING International Fund       37

ING INTERNATIONAL SMALLCAP GROWTH FUND                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to October 31, 2003, the financial information was audited by other independent auditors.


                                                        YEAR ENDED             FOUR MONTHS      YEAR     THREE MONTHS     YEAR
                                                       OCTOBER 31,                ENDED        ENDED        ENDED         ENDED
                                              ------------------------------   OCTOBER 31,    JUNE 30,     JUNE 30,     MARCH 31,
                                                2003       2002       2001       2000(1)        2000       1999(2)        1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $     19.54      23.19      38.18        43.30        25.16        22.23        19.18
 Income loss from investment
 operations:
 Net investment income (loss)             $      0.21       0.04       0.00*       -0.09        -0.21        -0.03        -0.02
 Net realized and unrealized gain
 (loss) on investments                    $      7.36      -3.69     -12.12        -5.03        20.53         2.96         3.36
 Total from investment operations         $      7.57      -3.65     -12.12        -5.12        20.32         2.93         3.34
 Less distributions from:
 Net investment income                    $        --         --       0.24           --           --           --         0.09
 Net realized gains on investments        $        --         --       2.63           --         2.18           --         0.20
 Total distributions                               --         --       2.87           --         2.18           --         0.29
 Net asset value, end of period           $     27.11      19.54      23.19        38.18        43.30        25.16        22.23
 TOTAL RETURN(3):                         %     38.74     -15.74     -34.11        11.82        82.99        13.18        17.61
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $    79,140     70,404     91,089      164,719      163,843       42,881       32,819
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(4)(5)         %      1.59       1.55       1.50         1.58         1.57         1.65         1.65
 Gross expenses prior to expense
 reimbursement (recoupment)(4)            %      1.58       1.59       1.50         1.58         1.57         1.67         1.80
 Net investment income (loss) after
 expense reimbursement
 (recoupment)(4)(5)                       %      0.35       0.07       0.04        -0.71        -0.66        -0.50        -0.50
 Portfolio turnover rate                  %       114        149        143           56          164           44          146


--------------------------------------------------------------------------------


(1) The Fund changed its fiscal year-end from June 30 to October 31.



(2) Effective May 24, 1999, ING Investments became the Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.



(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.



(4) Annualized for periods less than one year.



(5) The Adviser has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years.


 *  Amount represents less than $0.01 per share.

 38      ING International SmallCap Growth Fund

FINANCIAL HIGHLIGHTS                                ING INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KMPG LLP, independent auditors. For all periods ended prior to October 31, 2003, the information was audited by PricewaterhouseCoopers LLP, independent accountants.


                                                                           YEAR ENDED OCTOBER 31,              JANUARY 24, 2000
                                                                    ------------------------------------        TO OCTOBER 31,
                                                                      2003          2002          2001              2000(1)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $         10.44         12.34         16.68              15.90
 Income from investment operations:
 Net investment income                                      $          0.10          0.07          0.10               0.13
 Net realized and unrealized gain (loss) on
 investments                                                $          3.49         -1.63         -2.42               0.65
 Total from investment operations                           $          3.59         -1.56         -2.32               0.78
 Less distributions from:
 Net investment income                                      $          0.10          0.08          0.14                 --
 Net realized gains on investments                          $          0.20          0.26          1.88                 --
 Total distributions                                        $          0.30          0.34          2.02                 --
 Net asset value, end of period                             $         13.73         10.44         12.34              16.68
 TOTAL RETURN(2):                                           %         35.37        -13.11        -15.80               4.91
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $        29,319        29,836        35,802             24,882
 Ratios to average net assets:
 Expenses(3)                                                %          1.54          1.49          1.59               1.57
 Net Investment Income(3)                                   %          0.87          0.63          0.91               1.35
 Portfolio turnover rate                                    %             9            20            15                 34


--------------------------------------------------------------------------------

(1) Class Q commenced operations on January 24, 2000.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING International Value Fund       39

ING WORLDWIDE GROWTH FUND                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to October 31, 2003, the financial information was audited by other independent auditors.


                                                                                                                          YEAR
                                                                                FOUR MONTHS     YEAR     THREE MONTHS     ENDED
                                                     YEAR ENDED OCTOBER 31,        ENDED       ENDED        ENDED       MARCH 31,
                                                    -------------------------   OCTOBER 31,   JUNE 30,     JUNE 30,     ---------
                                                     2003     2002      2001    2000(1)(2)      2000       1999(3)        1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $    14.34    17.87     30.37      34.53        27.12        24.59          19.63
 Income from investment operations:
 Net investment income (loss)                   $    -0.01    -0.08*    -0.07*     -0.07        -0.16         0.01           0.22
 Net realized and unrealized gains (loss) on
 investments                                    $     2.84    -3.45*   -11.19*     -4.09        11.11         2.52           6.15
 Total from investment operations               $     2.83    -3.53    -11.26      -4.16        10.95         2.53           6.37
 Less distributions from:
 Net investment income                          $       --       --        --         --           --           --           0.15
 Net realized gains on investments              $       --       --      0.89         --         3.54           --           1.26
 Tax return of capital                          $       --       --      0.35         --           --           --             --
 Total distributions                            $       --       --      1.24         --         3.54           --           1.41
 Net asset value, end of period                 $    17.17    14.34     17.87      30.37        34.53        27.12          24.59
 TOTAL RETURN(4):                               %    19.74   -19.75    -38.56     -12.05        42.63        10.29          33.97
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $    6,454    8,194    17,178     44,702       54,418       14,870          7,320
 Ratios to average net assets:
Net expenses after expense reimbursement
 (recoupment)(5)(6)                             %     1.54     1.49      1.51       1.52         1.57         1.55           1.59
 Gross expenses prior to expense
 reimbursement (recoupment)(5)                  %     1.62     1.59      1.60       1.49         1.57         1.55           1.76
 Net investment income (loss) after expense
 reimbursement (recoupment)(5)(6)               %    -0.04    -0.47     -0.30      -0.62        -0.69         0.17           0.17
 Portfolio turnover rate                        %      125      281       302         71          169           57            247


--------------------------------------------------------------------------------


(1) Effective October 1, 2000, ING Investments assumed management of the Fund, replacing Nicholas-Applegate Capital Management.



(2) The Fund changed its fiscal year-end from June 30 to October 31.



(3) Effective May 24, 1999, ING Investment became the Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.



(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.



(5) Annualized for periods less than one year.



(6) The Adviser has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses subject to possible recoupment by ING Investments within three years.



 * Per share calculations for the period were based on average shares outstanding.


 40      ING Worldwide Growth Fund

In addition to the Funds offered in this Prospectus, the Distributor also offers Class Q shares of the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

     DOMESTIC EQUITY FUNDS
       ING Growth + Value Fund
       ING Growth Opportunities Fund
       ING LargeCap Growth Fund
       ING MidCap Opportunities Fund
       ING SmallCap Opportunities Fund

     DOMESTIC EQUITY VALUE FUNDS
       ING MagnaCap Fund
       ING MidCap Value Fund
       ING SmallCap Value Fund

     DOMESTIC EQUITY AND INCOME FUNDS
       ING Convertible Fund
       ING Equity and Bond Fund
       ING Real Estate Fund

     FIXED INCOME FUNDS
       ING GNMA Fund
       ING High Yield Opportunity Fund
       ING Strategic Bond Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the independent auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds.
The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's
Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the following Funds' SEC file number for the:

ING Mayflower Trust                            811-7978
  ING International Value Fund
ING Mutual Funds                               811-7428
  ING Emerging Countries Fund
  ING Foreign Fund
  ING Global Equity Dividend Fund
  ING International Fund
  ING International SmallCap Growth Fund
  ING Worldwide Growth Fund

            [ING FUNDS LOGO]           INTLQPROS0304-030104

       PROSPECTUS

[ABACUS PHOTO]
       March 1, 2004

       Class I
                                                 INTERNATIONAL EQUITY FUNDS
                                                 ING Foreign Fund
                                                 ING International Fund
                                                 ING International Value Fund



                                                 GLOBAL EQUITY FUND
                                                 ING Global Equity Dividend Fund


       This Prospectus contains
       important information about
       investing in Class I shares of
       certain ING Funds. You should
       read it carefully before you
       invest, and keep it for future
       reference. Please note that
       your investment: is not a bank
       deposit, is not insured or
       guaranteed by the Federal
       Deposit Insurance Corporation
       (FDIC), the Federal Reserve
       Board or any other government
       agency and is affected by
       market fluctuations. There is
       no guarantee that the Funds
       will achieve their objectives.
       As with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.


                                                          [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
          RISKS



[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



This Prospectus describes each Fund's objective, investment strategy, and risks.

You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    INTRODUCTION TO THE ING FUNDS                            1
    FUNDS AT A GLANCE                                        2



    INTERNATIONAL EQUITY FUNDS
    ING Foreign Fund                                         4
    ING International Fund                                   6
    ING International Value Fund                             8



    GLOBAL EQUITY FUND
    ING Global Equity Dividend Fund                         10

    WHAT YOU PAY TO INVEST                                  12
    SHAREHOLDER GUIDE                                       14
    MANAGEMENT OF THE FUNDS                                 18
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      22
    MORE INFORMATION ABOUT RISKS                            23
    FINANCIAL HIGHLIGHTS                                    26
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   INTRODUCTION TO THE ING FUNDS
--------------------------------------------------------------------------------


 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information ("SAI") for a complete list of the risks and strategies.

                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING Funds, please call your financial consultant or us at 1-800-992-0180.



 THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

 INTERNATIONAL EQUITY FUNDS

  ING offers International Equity Funds that emphasize a growth approach to international investing, as well as International Equity Funds that apply the technique of "value investing." These Funds focus on long-term growth by investing primarily in foreign equities.

  They may suit you if you:

  - are investing for the long-term -- at least several years; and
  - are looking for exposure to international markets; and
  - are willing to accept higher risk in exchange for the potential for long-term growth.

GLOBAL EQUITY FUND

  ING offers a Global Equity Fund that emphasizes a growth approach to global investing. This Fund focuses on long-term growth with dividend income as a secondary consideration by investing primarily in equity securities of dividend paying companies throughout the world, including the United States.

  It may suit you if you:

  - are investing for the long-term -- at least several years; and
  - are looking for exposure to international markets; and
  - are willing to accept higher risk in exchange for the potential for long-term growth; and
  - are seeking dividend income in addition to capital growth.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Introduction to the ING Funds       1

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, strategies and risks, which begin on page 4.


                  FUND                                                        INVESTMENT OBJECTIVE
                  ------------------------------------------------------------------------------------------
INTERNATIONAL     ING Foreign Fund                                            Long-term growth of capital
EQUITY FUNDS      Adviser: ING Investments, LLC
                  Sub-Adviser: Julius Baer Investment Management Inc.

                  ING International Fund                                      Long-term growth of capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.
                  ING International Value Fund                                Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Brandes Investment Partners, LLC

GLOBAL EQUITY     ING Global Equity Dividend Fund                             Growth of capital with
FUND              Adviser: ING Investments, LLC                               dividend income as a secondary
                  Sub-Adviser: ING Investment Management Advisors B.V.        consideration


 2     Funds At a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities tied economically to countries          Price volatility and other risks that accompany an
outside the U.S.                                          investment in equities of foreign companies. Sensitive to
                                                          currency exchange rates, international, political and
                                                          economic conditions and other risks that also affect foreign securities.
Equity securities and equity equivalents of               Price volatility and other risks that accompany an
companies outside of the U.S.                             investment in foreign equities. Sensitive to currency
                                                          exchange rates, international, political and economic
                                                          conditions and other risks that also affect foreign
                                                          securities.

Equity securities of issuers located in countries         Price volatility and other risks that accompany an
outside the U.S., believed to have prices below           investment in value- oriented foreign equities. Sensitive to
their long-term value.                                    currency exchange rates, international political and
                                                          economic conditions and other risks that also affect foreign securities.

Equity securities of dividend paying companies            Price volatility and other risks that accompany an
located in countries around the world, which may          investment in equity securities of dividend paying
include the U.S.                                          companies. Sensitive to currency exchange rates,
                                                          international, political and economic conditions and other risks that also affect foreign securities.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds At a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

ING FOREIGN FUND                          Julius Baer Investment Management Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term growth of capital. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The Fund normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Fund may invest include common stock, convertible securities, rights, warrants and exchange traded funds.

In selecting investments for the Fund, the Sub-Adviser focuses on securities located in at least five different foreign countries, although the Fund may at times invest all of its assets in fewer than five countries.

The Sub-Adviser manages the Fund as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Fund invests primarily in securities of larger companies, but the Fund may also invest in small-and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Fund may invest a portion of its assets in securities of issuers located in developing countries, often referred to as emerging markets. It presently does not anticipate investing more than 25% of its total assets in such securities. The Fund may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10% of total net assets) high risk and high yield, non-investment grade instruments commonly known as junk bonds.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


EXCHANGE TRADED FUND (ETF) RISK -- an investment in an ETF carries substantially the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could also lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

LOWER QUALITY DEBT SECURITIES -- junk bonds are highly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of securities to make principal and interest payments than with higher-grade debt securities.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 4      ING Foreign Fund

                                                                ING FOREIGN FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

          [MONEY GRAPHIC]
                 Since the ING Foreign Fund had not had a full year of operations as of December 31, 2003, there is no performance information included in this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        ING Foreign Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                   Aeltus Investment Management,
ING INTERNATIONAL FUND                                                      Inc.
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in countries outside of the U.S. The Fund invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Fund also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Advisers focus on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S. and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor securities in which the Fund invests. Rather, the market could favor value-oriented stocks or may not favor equities at all.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could also lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 6      ING International Fund

                                                          ING INTERNATIONAL FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
5.87      5.77     13.46    1.56     19.02    47.50    -8.30   -20.27   -14.60    29.36

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower for Class A shares if they did.

(2) The figure shown for 2003 provides performance for Class I shares of the Fund. The figures shown for prior years provide performance for Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I shares and Class A shares have different expenses.

(3) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as Class A shares.

            Best and worst quarterly performance during this period:

                           4th quarter 1999:  26.70%


                           3rd quarter 2002: -18.97%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class I only. After tax returns for other classes will vary.



                                                                                         5 YEARS                  10 YEARS
                                                                        1 YEAR    (OR LIFE OF CLASS)(1)    (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                   %       21.78             2.37                     5.63
Class I Return Before Taxes                                      %       29.36             6.01                      N/A
Class I Return After Taxes on Distributions                      %       29.56             5.94                      N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                         %       19.43             5.12                      N/A
MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)(3)                                                      %       39.17             0.26(4)                  4.78(4)


(1) Class A commenced operations on January 3, 1994. Class I commenced operations on January 15, 2002.

(2) Reflects deduction of sales charge of 5.75%.

(3) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.


(4) Index return for Class A is for the period beginning January 1, 1994. Index return for Class I is 8.34% for the period beginning January 1, 2002.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING International Fund       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
ING INTERNATIONAL VALUE FUND                                                L.P.
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.


The Sub-Adviser applies the technique of "value investing" by seeking stocks that its research indicates are priced below their long-term value.


The Fund holds common stocks, preferred stocks, American, European and global depositary receipts, as well as convertible securities.

Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. The Fund may invest, at the time of purchase, up to the greater of:

- 20% of its assets in any one country or industry, or,

- 150% of the weighting of the country or industry in the MSCI EAFE Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940, as amended.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

THE FUND IS CLOSED TO NEW INVESTORS EXCEPT FOR THOSE SITUATIONS SET FORTH IN THE SHAREHOLDER GUIDE ON PAGE 14. THE FUND MAY REOPEN IN THE FUTURE SUBJECT TO THE DISCRETION OF THE BOARD OF TRUSTEES.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S. and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

 8      ING International Value Fund

                                                    ING INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURN (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                   15.23    17.86    13.46    51.49    1.89    -13.33   -17.60    48.45

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower for Class A shares if they did.

(2) The figures shown for 2002 and 2003 provide performance for Class I shares of the Fund. The figures shown for prior years provide performance for Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class I shares have different expenses.


            Best and worst quarterly performance during this period:

                           2nd quarter 2003:  24.75%
                            3rd quarter 2002: -22.13%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  39.26             8.84                   11.62
Class I Return Before Taxes                                     %  48.45             6.25                     N/A
Class I Return After Taxes on Distributions                     %  48.58             5.57                     N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  32.08             5.01                     N/A
MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)(3)                                                     %  39.17             0.26(4)                 5.00(4)


(1) Class I commenced operations on June 18, 2001. Class A commenced operations on March 6, 1995.

(2) Reflects deduction of sales charge of 5.75%.


(3) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.



(4) Index return for Class I is 3.14% for the period beginning July 1, 2001. Index return for Class A is for the period beginning March 1, 1995.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING International Value Fund       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL EQUITY DIVIDEND FUND          ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks growth of capital with dividend income as a secondary consideration. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in a portfolio of equity securities of dividend paying companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the net assets of the Fund will be invested in equity securities of issuers in at least 3 countries one of which may be the U.S., with at least 75% of total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the dividend yield of the companies included in the Morgan Stanley Capital International World Index.

The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria:


- The dividend yield must be above average and the stability and growth of the dividend yield and the company should meet minimum acceptable standards including market capitalization generally of at least $1 billion, growth of the dividend over the last five years, and average annual earnings growth over the last four years.


- The expected liquidity of a stock must be sufficient to buy or sell a position within four trading days without significant impact on the share price.

- The analysis of fundamental factors are used to limit the risk of investing in or holding certain, unprofitable companies. These fundamental factors include: earnings, capital structure, dividend coverage, and credit ratings.


The Sub-Adviser may from time-to-time select securities that do not meet all of these criteria.


In addition, the Sub-Adviser combines fundamental analysis of each company with an allocation among industry sectors that is based upon quantitative screening which takes into account certain assumptions about possible economic scenarios.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund will generally sell a stock when the dividend yield falls below average.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

The Sub-Adviser does not hedge against currency movements in the various markets in which the Fund will invest so the value of the Fund is subject to the risk of adverse changes in currency exchange rates.


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small-and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers. As such, smaller companies are considered to have more risk than mid-sized companies for these same reasons.


MARKET TRENDS -- from time to time, the stock market may not favor the dividend paying securities in which the Fund invests. Rather, the market could favor growth oriented stocks or may not favor equities at all.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 10      ING Global Equity Dividend Fund

                                                 ING GLOBAL EQUITY DIVIDEND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING Global Equity Dividend Fund had not had a full year of operations as of December 31, 2003, there is no performance information included in this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING Global Equity Dividend Fund       11

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]
       There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The tables that follow show the fees and expenses for each of the ING Funds.
FEES YOU PAY DIRECTLY

                                                                CLASS I
-----------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)                                                         none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none



OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS I


                                              DISTRIBUTION                           TOTAL           WAIVERS,
                                               AND SERVICE                           FUND         REIMBURSEMENTS
                               MANAGEMENT        (12B-1)             OTHER         OPERATING            AND               NET
FUND                              FEE             FEES            EXPENSES(2)      EXPENSES        RECOUPMENT(3)       EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 ING Foreign             %        1.00             --                0.60            1.60              -0.25             1.35
 ING International       %        1.00             --                0.34            1.34                 --             1.34
 ING International
  Value                  %        1.00             --                0.29            1.29                N/A             1.29
 ING Global Equity
  Dividend               %        0.70             --                0.55            1.25              -0.10             1.15


--------------------------------------------------------------------------------

(1) These tables show the estimated operating expenses for Class I shares of each Fund as a ratio of expenses to average daily net assets. These estimated expenses are based on each Fund's actual operating expenses for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which the Adviser has agreed to for each Fund. ING Foreign Fund and ING Global Equity Dividend Fund recently commenced operations so "Other Expenses" are estimated for the current fiscal year.

(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of each Fund's average daily net assets.


(3) ING Investments has entered into written expense limitation agreements with each Fund which it advises, except ING International Value Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments for all Funds (except ING Foreign Fund and ING Global Equity Dividend Fund) is shown under the heading "Waivers, Reimbursements, and Recoupment." The amount of expenses proposed to be waived during the current fiscal year by ING Investments for ING Foreign Fund and ING Global Equity Dividend Fund is shown under the heading "Waivers, Reimbursements, and Recoupment." For each Fund, except ING International Fund and ING Foreign Fund, the expense limits will continue through at least October 31, 2004. The expense limitations are contractual and, except for ING International Fund and ING Foreign Fund, shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the expense limitation within 90 days of the end of the then-current term or upon termination of the investment management agreement. Pursuant to a side agreement dated February 25, 2003, the expense limit for Class I shares of the ING International Fund is 1.60%, through October 31, 2004. There is no guarantee that this side agreement will continue after that date. If after October 31, 2004 ING Investments elects not to renew the side agreement, the expense limit will revert to the limitation under the International Fund's expense limitation agreement of 2.50%. Additionally, pursuant to a side agreement dated November 11, 2003, ING Investments has lowered the contractual expense limits for Class I ING Foreign Fund to 1.35% through October 31, 2004. There is no guarantee that this side agreement will continue after that date. If, after October 31, 2004, ING Investments elects not to renew the side agreement, the expense limit will revert to the limitation under the ING Foreign Fund's expense limitation agreement of 1.60%.


 12      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


FUND                                                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------
 ING Foreign(1)                                                 $      137         481         847        1,879
 ING International                                              $      136         425         734        1,613
 ING International Value                                        $      131         409         708        1,556
 ING Global Equity Dividend(1)                                  $      117         387         677        1,502
-----------------------------------------------------------------------------------------------------------------


(1) The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       13

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

PURCHASE OF SHARES

The minimum initial investment for Class I shares is $1,000,000. Class I shares are available only to (i) certain defined benefit plans, insurance companies and foundations investing for their own account; (ii) certain wrap programs offered by broker-dealers and financial institutions; (iii) retirement plans affiliated with ING Groep N.V.; and (iv) ING Groep N.V. and its affiliates for purposes of corporate cash management.

The minimum additional investment is $100,000.

Make your investment using the methods outlined in the table on the right.

The Funds and ING Funds Distributor, LLC (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. The Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $10,000.

International Value Fund is closed to new investors except for shares purchased:
(1) through the reinvestment of dividends and distributions; (2) by 401(k), 403(b) and 457 plans that have selected the Fund as an investment option prior to May 17, 2002; (3) by shareholders participating in mutual fund wrap fee programs who invested in the Fund prior to May 17, 2002; or (4) by new 401(k), 403(b) and 457 plans and new shareholders participating in mutual fund wrap fee programs subject to approval by the Investment Adviser and Sub-Adviser based on their assessment of the Fund's ability to invest the monies consistent with the Fund's objectives in light of market conditions, the size of the purchase and other relevant factors relating to the Fund. The Fund may reopen in the future subject to the discretion of the Board of Trustees.

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Funds and the Distributor must obtain the following information for each person that opens an account:

- Name;

- Date of birth (for individuals);

- Physical residential address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUNDS, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.



                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      An investment            Visit or consult an
 YOUR INVESTMENT    professional with an     investment professional.
 PROFESSIONAL       authorized firm can
                    help you establish and
                    maintain your account.

 BY MAIL            Visit or consult an      Fill out the Account
                    investment               Additions form included
                    professional. Make       on the bottom of your
                    your check payable to    account statement along
                    the ING Funds and mail   with your check payable
                    it, along with a         to the ING Funds and
                    completed Account        mail them to the address
                    Application. Please      on the account
                    indicate your            statement. Remember to
                    investment               write your account
                    professional on the      number on the check.
                    New Account
                    Application.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 992-0180 and    under "Initial
                    select Option 4 to       Investment."
                    obtain an account
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank
                    and Trust Company
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    -------------
                    (the Fund) A/C
                    #751-8315; for further
                    credit to: Shareholder
                    A/C #-----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368


 14      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares by the methods outlined in the table on the right.


Under unusual circumstances, a Fund may suspend the right of redemption as allowed by Federal securities laws.


MARKET TIMERS

A Fund may restrict or refuse purchase orders, whether directly or by exchange, by market timers. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund. RETIREMENT PLANS

The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.
SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, or see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. Each Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.



        Method                         Procedures
 BY CONTACTING YOUR       You may redeem shares by contacting
 INVESTMENT               your investment professional.
 PROFESSIONAL             Investment professionals may charge
                          for their services in connection with
                          your redemption request, but neither
                          the Fund nor the Distributor impose
                          any such charge.

 BY MAIL                  Send a written request specifying the
                          Fund name and share class, your
                          account number, the name(s) in which
                          the account is registered, and the
                          dollar value or number of shares you
                          wish to redeem to:
                          ING Funds
                          P.O. Box 219368
                          Kansas City, MO 64121-9368
                          If certificated shares have been
                          issued, the certificate must accompany
                          the written request. Corporate
                          investors and other associations must
                          have an appropriate certification on
                          file authorizing redemptions. A
                          suggested form of such certification
                          is provided on the Account
                          Application. A signature guarantee may
                          be required.

 BY TELEPHONE --          You may redeem shares by telephone on
 EXPEDITED REDEMPTION     all accounts other than retirement
                          accounts, unless you check the box on
                          the Account Application which
                          signifies that you do not wish to use
                          telephone redemptions. To redeem by
                          telephone, call a Shareholder Services
                          Representative at (800) 992-0180.
                          RECEIVING PROCEEDS BY CHECK:
                          You may have redemption proceeds (up
                          to a maximum of $100,000) mailed to an
                          address which has been on record with
                          the ING Funds for at least 30 days.
                          RECEIVING PROCEEDS BY WIRE:
                          You may have redemption proceeds
                          (subject to a minimum of $5,000) wired
                          to your pre-designated bank account.
                          You will not be able to receive
                          redemption proceeds by wire unless you
                          check the box on the Account
                          Application which signifies that you
                          wish to receive redemption proceeds by
                          wire and attach a voided check. Under
                          normal circumstances, proceeds will be
                          transmitted to your bank on the
                          business day following receipt of your
                          instructions, provided redemptions may
                          be made. In the event that share
                          certificates have been issued, you may
                          not request a wire redemption by
                          telephone.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       15

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE


The net asset value (NAV) per share for each class of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The Funds are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. The NAV per share of each Fund is calculated by taking the value of the Fund's assets attributable to Class I, subtracting the Fund's liabilities attributable to Class I, and dividing by the number of shares of Class I that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund may change on days when shareholders will not be able to purchase or redeem a Fund's shares.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Funds' Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Transfer Agent or Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of a Fund for shares of the same class of any other ING Fund. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Funds may prohibit excessive exchanges (more than four per year). The Funds also may, on 60 days' prior written notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

In addition to the Funds available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' prior written notice to shareholders.

 16      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' prior written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $10,000. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least $10,000 before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

HOUSEHOLDING


To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 992-0180 or your investment professional. We will begin sending you individual copies 30 days after receiving your request.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       17

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

ADVISER

ING INVESTMENTS, LLC (ING INVESTMENTS), an Arizona limited liability company serves as the investment adviser to each of the Funds. ING Investments provides or oversees all investment advisory and portfolio management services for each Fund.

ING Investments acts as a "manager-of-managers" for the ING Foreign Fund and ING Global Equity Dividend Fund. ING Investments delegates to the Sub-Advisers of the ING Foreign and ING Global Equity Dividend Funds the responsibility for investment management, subject to ING Investment's oversight. ING Investments is responsible for monitoring the investment program and performance of the Sub-Advisers of the ING Foreign and ING Global Equity Dividend Funds. From time to time, ING Investments may also recommend the appointment of additional or replacement Sub-Advisers to the ING Foreign and ING Global Equity Dividend Funds' Board. The ING Foreign and ING Global Equity Dividend Funds and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the ING Foreign and ING Global Equity Dividend Funds' Board, to replace a non-affiliated Sub-Adviser as well as change the terms of a contract with a non-affiliated Sub-Adviser, without submitting the contract to a vote of the ING Foreign and ING Global Equity Dividend Funds' shareholders. The ING Foreign and ING Global Equity Dividend Funds will notify shareholders of any change in the identity of a Sub-Adviser of the ING Foreign and ING Global Equity Dividend Funds. In this event, the names of the ING Foreign and ING Global Equity Dividend Funds and their investment strategies may also change.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.


As of December 31, 2003, ING Investments managed over $36.6 billion in assets.


ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

FUND                                              MANAGEMENT FEE
ING Foreign                                            1.00%
ING International                                      1.00
ING International Value                                1.00
ING Global Equity Dividend                             0.70

SUB-ADVISERS

ING Investments has engaged a Sub-Adviser to provide the day-to-day management for each Fund's portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of a Fund. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

ING FOREIGN FUND

JULIUS BAER INVESTMENT MANAGEMENT INC.


Julius Baer Investment Management Inc. (JBIM) serves as Sub-Adviser to the Fund. JBIM is a registered investment adviser wholly-owned by Julius Baer Securities, which in turn is wholly-owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities and fixed income securities, and alternative investments. As of December 31, 2003, JBIM managed over $12.79 billion in assets. JBIM is located at 330 Madison Avenue, New York, New York 10017.


Rudolph-Riad Younes and Richard Pell have been responsible for the day-to-day management of the Fund since its inception.


Rudolph-Riad Younes, CFA, Senior Vice President and Head of International Equity has been with the Julius Baer since September 1993.



Richard Pell, Senior Vice President and Chief Investment Officer has been with the Julius Baer since January 1995.



 18      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
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         PERFORMANCE OF SIMILAR FOREIGN EQUITY ACCOUNTS MANAGED BY JBIM

The tables below are designed to show you how a composite of similar accounts managed by Julius Baer performed over various periods in the past.


The Julius Baer Foreign Equity Composite includes all discretionary, fee paying, non-taxable and taxable accounts for institutional clients and mutual funds invested in international equity securities. Each account in the composite has investment objectives, policies and strategies that are substantially similar to the ING Foreign Fund. Accounts meeting the composite criteria are included in the composite within the first 90 days from inception or restriction. Valuation and returns are computed and stated in U.S. Dollars. This composite was created in 2003. The account minimum for the composite was $10 million as of December 31, 2003. Settlement date accounting was used prior to 1999 for one client.



The table below shows the annualized compounded returns for the Julius Baer Foreign Equity Composite compared with the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index for the periods ending December 31, 2003 and annual returns for the years ended December 31 of prior years. The returns of the Julius Baer Foreign Equity Composite reflect deductions of management and custodial fees are presented net of trading commissions. The returns of the MSCI EAFE Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of JBIM. It does not indicate how the ING Foreign Fund has performed or will perform in the future. Past performance is not a guarantee of future results.


                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF DECEMBER 31, 2003)


                                                                   JBIM
                                                              FOREIGN EQUITY    MSCI EAFE
                                                               COMPOSITE (%)    INDEX (%)
One Year                                                           35.64%         39.17%
Three Years                                                         1.81%         -2.57%
Five Years                                                         11.42%          0.26%
Since Inception (05/01/95)                                         14.33%          3.92%


                              ANNUAL TOTAL RETURNS
                              (AS OF DECEMBER 31)


                                                                    JBIM
                                                               FOREIGN EQUITY    MSCI EAFE
                                                                COMPOSITE (%)    INDEX (%)
2003                                                                35.76%         39.17%
2002                                                                -3.15%        -15.66%
2001                                                               -19.23%        -21.21%
2000                                                                -7.86%        -13.96%
1999                                                                76.55%         27.30%
1998                                                                27.04%         20.33%
1997                                                                15.34%          2.06%
1996                                                                17.67%          6.36%


The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.


The net annual returns for the Julius Baer Foreign Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. Most of the accounts in the Julius Baer Foreign Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of JBIM.



The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.




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                                                Management of the Funds       19

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
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ING INTERNATIONAL FUND

AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc. (ING Aeltus), a Connecticut corporation serves as the Sub-Adviser to the ING International Fund.


Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.


As of December 31, 2003, ING Aeltus managed over $54.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.


ING INTERNATIONAL FUND

The following individuals share responsibility for the day-to-day management of the Fund:


Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING Investments, has served as Senior Portfolio Manager of the portfolio management team that manages ING International Fund since January 1994. From 1986 until July 2000, he was Senior Vice President and Director of International Equity Strategy at Lexington Management Corporation (Lexington) (which was acquired by ING Investments in July 2000).


Philip A. Schwartz, Senior Vice President and Director of International Equity Investment Strategy at ING Investments, has served as Senior Portfolio Manager of the portfolio management team that manages ING International Fund since January 1996. Prior to joining ING Investments in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington (which was acquired by ING Investments in July 2000).

ING INTERNATIONAL VALUE FUND

BRANDES INVESTMENT PARTNERS, LLC

Brandes Investment Partners, LLC (Brandes) is the investment Sub-Adviser to ING International Value Fund since March 1995. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.


Founded in 1974, Brandes is an investment advisory firm with 66 investment professionals who manage, as of December 31, 2003, more than $2.5 billion in assets. Brandes is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments. Its principal office is located at 11988 El Camino Real, Suite 500, P.O. Box 919048, San Diego, California 92191. Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high-quality, under-valued stocks.


ING GLOBAL EQUITY DIVIDEND FUND

ING INVESTMENT MANAGEMENT ADVISORS B.V.


ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the ING Global Equity Dividend Fund. IIMA is a Netherlands corporation organized in 1896, which became an investment advisory company in 1991. It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Groep N.V. IIMA is an indirect, wholly-owned subsidiary of the ING Groep N.V. and is under common control with ING Investments. IIMA operates under the collective management of ING Investment Management (IIM) which had assets under management of over $797.6 million as of December 31, 2003.


The following individuals share responsibility for the day-to-day management of the Fund:

Jorik van den Bos joined IIMA in 1997 and is a Director in the Global Equities team. Mr. Bos has managed the Fund since its inception.

Joris Franssen joined IIMA in 1998 as a portfolio manager and is currently a member of the Global Equities team. Mr. Franssen has managed the Fund since its inception.


 20      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
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      PERFORMANCE OF SIMILAR ACCOUNTS MANAGED BY THE IIMA INVESTMENT TEAM

The tables below are designed to show you how a composite of substantially similar accounts managed by the IIMA investment team managing the ING Global Equity Dividend Fund performed over various periods in the past.


The Global High Dividend Equity Composite is a composite of discretionary, fee paying, non-taxable and taxable accounts invested in accordance with the Global High Dividend Equity investment strategy managed by the IIMA investment team responsible for managing accounts maintained by a European affiliate. Each account in the composite has investment objectives, policies and strategies that are substantially similar to the ING Global Equity Dividend Fund. Accounts meeting the composite criteria are included in the composite on the first day of the calendar quarter following inception. Valuation and returns are computed and stated in U.S. Dollars although the currency of each account currently included in the composite is the Euro. This composite was created on July 1, 2000. The account minimum for the composite was 10 million Euro (equivalent to approximately $12.6 million as of December 31, 2003).


The table below shows the average annual total returns for the Global High Dividend Equity Composite compared with the FTSE World Index and the MSCI World Index for the years ended December 31 of prior years. This information is designed to demonstrate the historical track record of the IIMA investment team with respect to the Global High Dividend Equity Strategy. It does not indicate how the ING Global Equity Dividend Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS

                           (AS OF DECEMBER 31, 2003)



                                                                GLOBAL HIGH
                                                              DIVIDEND EQUITY   FTSE WORLD   MSCI WORLD
                                                               COMPOSITE (%)    INDEX (%)    INDEX (%)
One Year                                                           35.12%         33.91%       33.76%
Three Years                                                         9.44%         -3.14%       -3.51%
Since Inception (07/01/00)                                         11.81%         -5.28%       -6.12%


                              ANNUAL TOTAL RETURNS
                              (AS OF DECEMBER 31)


                                                                GLOBAL HIGH
                                                              DIVIDEND EQUITY   FTSE WORLD   MSCI WORLD
                                                               COMPOSITE (%)    INDEX (%)    INDEX (%)
2003                                                               35.12%          33.91%       33.76%
2002                                                               -7.28%         -19.06%      -19.54%
2001                                                                4.61%         -16.14%      -16.52%


The performance reflected in the composite has not been calculated in compliance with the method used by the SEC.


The net annual returns for the Global High Dividend Equity Composite were calculated on a time-weighted and asset-weighted, total return basis. This includes reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Global High Dividend Equity Composite do not pay the same expenses that will be paid by the ING Global Equity Dividend Fund and, though they were diversified accounts, were not subject to the diversification rules, tax restrictions and investment limits of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account managed by the IIMA investment team.



To convert the Euro performance of the Global High Dividend Equity Composite to US Dollar performance, Euro performance was translated into US Dollars using the WM/Reuters exchange rate on a calendar quarter basis. The Euro-based annual total returns of the Composite for the years ending December 31, 2001, 2002 and 2003 were 11.31%, -20.38% and 13.83%, respectively. The conversion of Euro performance to US Dollar performance takes into account the relative exchange rate fluctuations among the securities and other assets contained in the portfolio and the US Dollar. As a result, the US Dollar presentation reflects the investment results that would have been experienced by a US Dollar account had such account been invested in the same underlying portfolio of securities and other assets as contained in the accounts included in the composite for the same period of time. The returns of the FTSE World Index and MSCI World Index assume all dividends and distributions have been reinvested. The FTSE World Index is an unmanaged index that aims to capture 82-90 percent of investible market capitalization in any country. The MSCI World Index is an unmanaged free floated market capitalization index that is designed to measure global developed equity performance. The indexes include the reinvestment of dividends and income, but do not reflect fees, brokerage commissions or other expenses of investing.




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                                                Management of the Funds       21

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS


The Funds generally distribute most or all of their net earnings in the form of dividends. Distributions are normally expected to consist primarily of capital gains. Each Fund pays dividends if any, annually (except ING Global Equity Dividend Fund which pays dividends and capital gains, if any, semi-annually).


DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class I shares of a Fund invested in another ING Fund that offers the same class of shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest are not eligible for the reductions in rates described below. Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

- Distributions of long-term gains from sales by the Funds before May 6, 2003 will be taxed at the maximum rate of 20%.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


 22      Dividends, Distributions and Taxes

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All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below may invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of a Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

The principal risks of investing in certain Funds are highlighted below. Certain Funds not identified below, however, also may invest in the securities described. Please see the SAI for more information.

INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS (ALL FUNDS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES (ALL FUNDS EXCEPT ING GLOBAL EQUITY DIVIDEND
FUND). Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS). The Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

CONVERTIBLE SECURITIES (ALL FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.



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                                           More Information About Risks       23

MORE INFORMATION ABOUT RISKS
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HIGH YIELD SECURITIES (ING FOREIGN FUND). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES (ING FOREIGN AND ING INTERNATIONAL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

PORTFOLIO TURNOVER (ING INTERNATIONAL AND ING GLOBAL EQUITY DIVIDEND
FUNDS). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

OTHER INVESTMENT COMPANIES (ING FOREIGN FUND). When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

OTHER RISKS

MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risks, particularly those not backed by the full faith and credit of the United States Government. The value of a U.S. Government security may decline due to changing interest rates.


RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, a Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the



 24      More Information About Risks

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volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       25

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's Class I shares' financial performance for the past five years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's (except ING Global Equity Dividend Fund) independent auditor along with the Fund's financial statements, is included in the Fund's annual report, which is incorporated by reference into the SAI and is available upon request.

Because Class I shares of the ING Global Equity Dividend Fund had not commenced operations prior to October 31, 2003 (the Fund's fiscal year end), financial highlights are not presented for the Class I shares of the Fund.

 26      Financial Highlights

FINANCIAL HIGHLIGHTS                                            ING FOREIGN FUND
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors.


                                                                     PERIOD
                                                                      ENDED
                                                                   OCTOBER 31,
                                                                     2003(1)
------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $      10.63
 Income from investment operations:
 Net investment income                                         $       0.00*
 Net realized and unrealized gain on investments               $       0.42
 Total from investment operations                              $       0.42
 Net asset value, end of period                                $      11.05
 TOTAL RETURN(2):                                              %       3.95
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        188
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %       1.43
 Gross expenses prior to expense reimbursement(3)              %       5.51
 Net investment income after expense reimbursement(3)(4)       %       0.21
 Portfolio turnover rate                                       %         50


--------------------------------------------------------------------------------


(1) Class I commenced operations on September 10, 2003.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible recoupment by ING Investments within three years.


 * Amount represents less than $0.01 per share.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       ING Foreign Fund       27

ING INTERNATIONAL FUND                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For the period ended October 31, 2002, the financial information was audited by other independent auditors.


                                                                      YEAR         PERIOD
                                                                      ENDED         ENDED
                                                                   OCTOBER 31,   OCTOBER 31,
                                                                      2003         2002(1)
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       7.06          8.25
 Income from investment operations:
 Net investment income                                         $       0.10          0.05
 Net realized and unrealized gain (loss) on investments        $       1.34         -1.24
 Total from investment operations                              $       1.44         -1.19
 Less distributions from:
 Net investment income                                         $       0.05            --
 Total distributions                                           $       0.05            --
 Net asset value, end of period                                $       8.45          7.06
 TOTAL RETURN(2):                                              %      20.53        -14.42
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     11,582         6,384
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %       1.33          1.48
 Gross expenses prior to expense reimbursement(3)              %       1.34          1.53
 Net investment income after expense reimbursement(3)(4)       %       1.29          0.72
 Portfolio turnover rate                                       %        100           126


--------------------------------------------------------------------------------

(1) Class I commenced operations on January 15, 2002.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses subject to possible recoupment by ING Investments within three years.

 28      ING International Fund

FINANCIAL HIGHLIGHTS                                ING INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

For the year ended October 31, 2003, the information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to October 31, 2003, the financial information was audited by other independent auditors.


                                                                                      CLASS I
                                                                     -----------------------------------------
                                                                                YEAR
                                                                               ENDED                 PERIOD
                                                                            OCTOBER 31,               ENDED
                                                                     --------------------------    OCTOBER 31,
                                                                        2003           2002          2001(1)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         10.43          12.35          13.89
 Income from investment operations:
 Net investment income                                         $          0.13           0.16           0.02
 Net realized and unrealized gain (loss) on investments        $          3.48          -1.68          -1.56
 Total from investment operations                              $          3.61          -1.52          -1.54
 Less distributions from:
 Net investment income                                         $          0.10           0.14             --
 Net realized gains on investments                             $          0.20           0.26             --
 Total distributions                                           $          0.30                            --
 Net asset value, end of period                                $         13.74          10.43          12.35
 TOTAL RETURN(2):                                              %         35.58         -12.89         -11.09
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $       482,047        372,352        226,067
 Ratios to average net assets:
 Expenses(3)                                                   %          1.29           1.32           1.24
 Net investment income(3)                                      %          1.12           1.04           0.62
 Portfolio turnover rate                                       %             9             20             15


--------------------------------------------------------------------------------

(1) Class I commenced operations on June 18, 2001.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING International Value Fund       29

In addition to the Funds offered in this Prospectus, the Distributor also offers Class I shares of the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

DOMESTIC EQUITY GROWTH FUNDS
ING Disciplined LargeCap Fund
ING Growth Fund
ING Growth Opportunities Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Small Company Fund
ING SmallCap Opportunities Fund

ING Global Science and Technology Fund


DOMESTIC EQUITY INDEX FUNDS
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

DOMESTIC EQUITY VALUE FUNDS
ING MagnaCap Fund
ING MidCap Value Fund
ING SmallCap Value Fund

ING LargeCap Value Fund

ING Value Opportunity Fund

DOMESTIC EQUITY AND INCOME FUNDS
ING Balanced Fund
ING Growth and Income Fund
ING Real Estate Fund

FIXED INCOME FUNDS
ING Aeltus Money Market Fund
ING Bond Fund
ING Government Fund
ING GNMA Income Fund
ING Intermediate Bond Fund

INTERNATIONAL FUND
ING International Growth Fund

STRATEGIC ALLOCATION FUNDS
ING Strategic Allocation Growth Fund
ING Strategic Allocation Balanced Fund
ING Strategic Allocation Income Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the independent auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission
(SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

ING Mayflower Trust                  811-7978
  ING International Value Fund
ING Mutual Funds                     811-7428
  ING Foreign Fund
  ING International Fund
  ING Global Equity Dividend Fund

  [ING FUNDS LOGO]                       INTLIPROS-0304-030104

                       STATEMENT OF ADDITIONAL INFORMATION
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 (800) 992-0180

                                  MARCH 1, 2004

                               ING MAYFLOWER TRUST
                          ING International Value Fund

                                ING MUTUAL FUNDS
                           ING Emerging Countries Fund
                                ING Foreign Fund
                         ING Global Equity Dividend Fund
                           ING Global Real Estate Fund
                             ING International Fund
                     ING International SmallCap Growth Fund
                            ING Precious Metals Fund
                                 ING Russia Fund
                            ING Worldwide Growth Fund

         This Statement of Additional Information ("SAI") relates to the series listed above (each a "Fund" and collectively the "ING Funds") of each investment company listed above (each a "Trust"). A Prospectus or Prospectuses (the "Prospectus") for the ING Funds which provide the basic information you should know before investing in the ING Funds, may be obtained without charge from the ING Funds or the ING Funds' principal underwriter, ING Funds Distributor, LLC at the address listed above. This SAI is not a prospectus and it should be read in conjunction with the Prospectuses, dated March 1, 2004, which have been filed with the U.S. Securities and Exchange Commission ("SEC"). In addition, the financial statements from the ING Funds' Annual Reports dated October 31, 2003 are incorporated herein by reference. Copies of the ING Funds' Prospectuses and Annual Reports may be obtained without charge by contacting the ING Funds at the address and phone number written above.

                                TABLE OF CONTENTS


HISTORY OF THE ING FUNDS...................................................................    1
MANAGEMENT OF THE ING FUNDS................................................................    3
INVESTMENT ADVISER FEES....................................................................   29
EXPENSE LIMITATION AGREEMENTS..............................................................   35
RULE 12b-1 PLANS...........................................................................   38
CODE OF ETHICS.............................................................................   42
SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS.....................................   42
INVESTMENT RESTRICTIONS....................................................................   99
PORTFOLIO TRANSACTIONS.....................................................................  111
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................................  114
DETERMINATION OF SHARE PRICE...............................................................  121
SHAREHOLDER INFORMATION....................................................................  123
SHAREHOLDER SERVICES AND PRIVILEGES........................................................  123
DISTRIBUTIONS..............................................................................  126
TAX CONSIDERATIONS.........................................................................  126
CALCULATION OF PERFORMANCE DATA............................................................  135
PERFORMANCE COMPARISONS....................................................................  138
GENERAL INFORMATION........................................................................  142
FINANCIAL STATEMENTS.......................................................................  143

                            HISTORY OF THE ING FUNDS

         On December 17, 2001, the Boards of Trustees of each of the various ING Funds approved plans of reorganization which were intended to decrease the number of corporate entities under which the ING Funds are organized (the "Reorganization") and to align the open-end funds with similar open-end funds that share the same prospectus. The Reorganization only resulted in a change in corporate form of some of the ING Funds, with no change in the ING Funds. The Reorganization was consummated to align the ING Funds' corporate structures and expedite the Funds' required filings with the SEC. Shareholders of ING International Value Fund ("International Value Fund") did not approve the Reorganization; therefore the Fund will remain part of ING Mayflower Trust ("Mayflower Trust").

         As a result of the Reorganization, the following ING Funds Reorganized into series of ING Mutual Funds ("Mutual Funds"): ING Global Real Estate Fund ("Global Real Estate Fund"); ING International Fund ("International Fund"); ING Precious Metals Fund ("Precious Metals Fund"); and ING Russia Fund ("Russia Fund") (collectively, the "Reorganizing Funds"). In this regard, the Board approved the creation of new series of ING Mutual Funds to serve as "shells" (the "Shell Funds") into which Reorganized Funds were reorganized. The plans of the reorganization provided for, among other things, the transfer for assets and liabilities of the Reorganizing Funds into the Shell Funds. Prior to September 21, 2002, the effective date of the Reorganization, the Shell Funds had only nominal assets. For accounting purposes, each Reorganizing Fund is considered the surviving entity, and the financial highlights shown for periods prior to September 21, 2002 are the financial highlights of the Reorganizing Fund. ING Foreign Fund ("Foreign Fund"), ING Global Equity Dividend Fund ("Global Equity Dividend Fund"), ING Emerging Countries Fund ("Emerging Countries Fund"), ING International SmallCap Growth Fund ("International SmallCap Growth Fund") and ING Worldwide Growth Fund ("Worldwide Growth Fund") were originally organized as series of Mutual Funds, and were not involved in the Reorganization.

ING MUTUAL FUNDS

         ING Mutual Funds ("Mutual Funds") is a Delaware business trust registered as an open-end, management investment company. Mutual Funds was organized in 1992. Mutual Funds currently consists of nine separately managed series, three of which, Precious Metals Fund, Russia Fund, and Global Real Estate Fund are non-diversified funds. Prior to a reorganization of Mutual Funds, which became effective on July 24, 1998, Mutual Funds offered shares in a number of separate diversified portfolios, each of which invested all of its assets in a corresponding master fund of Nicholas-Applegate Investment Trust (the "Master Trust"). The July 24, 1998 reorganization eliminated this two-tiered "master-feeder" structure.

         On March 15, 1999, the name of Mutual Funds was changed from "Nicholas-Applegate Mutual Funds," and the name of each Fund was changed as follows:

                   Old Name                                             New Name
                   --------                                             --------
Nicholas-Applegate Worldwide Growth Fund                 Pilgrim Worldwide Growth Fund
Nicholas-Applegate International Small Cap Growth Fund   Pilgrim International Small Cap Growth Fund
Nicholas-Applegate Emerging Countries Fund               Pilgrim Emerging Countries Fund


         On May 24, 1999, the name of the International SmallCap Growth Fund was changed from "Pilgrim International Small Cap Growth Fund" to "Pilgrim International SmallCap Growth Fund."

         On March 1, 2002, the name of Mutual Funds was changed from "Pilgrim Mutual Funds" to "ING Mutual Funds" and the name of each Fund was changed as follows:


                Old Name                                     New Name
                --------                                     --------
Pilgrim Worldwide Growth Fund                  ING Worldwide Growth Fund
Pilgrim International SmallCap Growth Fund     ING International SmallCap Growth Fund
Pilgrim Emerging Countries Fund                ING Emerging Countries Fund

         On July 1, 2003, Foreign Fund was organized as a series of Mutual
Funds.

         On September 2, 2003, Global Equity Dividend Fund was organized as a series of Mutual Funds.

ING MAYFLOWER TRUST

         ING Mayflower Trust ("Mayflower Trust") is a Massachusetts business trust registered as an open-end, management investment company. Mayflower Trust currently consists of two separately managed, diversified series, one of which, International Value Fund, is discussed in this SAI. Mayflower Trust was organized in 1993. International Value Fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of Brandes Investment Trust. It was reorganized on April 21, 1997 as the International Value Fund, a series of Mayflower Trust.

         On November 1, 1999, the name of Mayflower Trust was changed from "Northstar Trust" (formerly Northstar Advantage Trust) to "Pilgrim Mayflower Trust." On the same date, the name of "Northstar International Value Fund" was changed to "Pilgrim International Value Fund." On March 1, 2002, the name of Mayflower Trust was changed from "Pilgrim Mayflower Trust" to "ING Mayflower Trust" and the name of International Value Fund was changed from "Pilgrim International Value Fund" to "ING International Value Fund."


         SET FORTH BELOW IS INFORMATION ABOUT CERTAIN FUNDS PRIOR TO THE APPROVAL OF THE REORGANIZATION:


         ING GLOBAL REAL ESTATE FUND. Prior to the Reorganization, Global Real Estate Fund was organized as a series of ING Funds Trust ("Funds Trust"), a Delaware business trust registered as an open-end, management investment company. Funds Trust was organized on July 30, 1998. Global Real Estate Fund is a non-diversified fund. On February 28, 2001, the name of the Fund was changed as follows:

           Old Name                                  New Name
           --------                                  --------
ING Global Real Estate Fund             Pilgrim Global Real Estate Fund

         On March 1, 2002, the name of the Fund was changed as follows:

              Old Name                                  New Name
              --------                                  --------
Pilgrim Global Real Estate Fund       ING Global Real Estate Fund ("Global Real Estate Fund")

         ING INTERNATIONAL FUND. Prior to the Reorganization, ING International Fund was the sole series of ING International Fund, Inc. ING International Fund, Inc. was a corporation organized under the laws of the State of Maryland on November 23, 1993 under the name of Lexington International Fund, Inc. The name of the Fund was changed on July 26, 2000 from "Lexington International Fund" to "Pilgrim International Fund." On March 1, 2002, the name of International Fund was changed from "Pilgrim International Fund" to "ING International Fund."


         ING PRECIOUS METALS FUND. Prior to the Reorganization, ING Precious Metals Fund was the sole series of ING Precious Metals Fund, Inc. ING Precious Metals Fund, Inc. was a corporation formed under the laws of the State of Maryland on May 11, 1988 under the name of "Lexington Goldfund, Inc." ING Precious Metals Fund, Inc. was originally organized as a Delaware corporation on December 3, 1975. The name of ING Precious Metals Fund was changed on July 26, 2000 from "Lexington Goldfund" to "Pilgrim Gold Fund" The Fund's name was changed on March 1, 2001 to "Pilgrim Precious Metals Fund." On March 1, 2002, the name of Precious Metals Fund was changed from "Pilgrim Precious Metals Fund" to "ING Precious Metals Fund."



         ING RUSSIA FUND. Prior to the Reorganization, ING Russia Fund was the sole series of ING Russia Fund, Inc. ING Russia Fund, Inc. was a corporation organized under the laws of the State of Maryland on November 20, 1995. The name of the Fund was changed on April 2, 1996 from "Lexington Russia Fund" to "Lexington Troika Dialog Russia Fund," and on July 26, 2000, to "Pilgrim Troika Dialog Russia Fund." The name of "Pilgrim Troika Dialog Russia Fund" was changed on March 1, 2001 to "Pilgrim Russia Fund." On March 1, 2002, the name of ING Russia Fund was changed from "Pilgrim Russia Fund" to "ING Russia Fund."

                           MANAGEMENT OF THE ING FUNDS

MANAGEMENT OF THE ING FUNDS

        Set forth in the table below is information about each Trustee of the ING Funds.


                                               TERM OF                                   NUMBER OF
                                                OFFICE                                  PORTFOLIOS
                                              AND LENGTH                                    IN
                             POSITION(S)          OF               PRINCIPAL           FUND COMPLEX   OTHER DIRECTORSHIPS
                                 HELD            TIME          OCCUPATION(S) -         OVERSEEN BY           HELD
   NAME, ADDRESS AND AGE      WITH FUND       SERVED (1)    DURING THE PAST 5 YEARS       TRUSTEE         BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
PAUL S. DOHERTY              Trustee        October 1999    Mr. Doherty is                 116
7337 E. Doubletree Ranch                    - Present       President and Partner,
Rd.                                                         Doherty, Wallace,
Scottsdale, Arizona 85258                                   Pillsbury and Murphy,
Date of Birth: 04/28/1934                                   P.C., Attorneys (1996
                                                            - Present); and
                                                            Trustee of each of
                                                            the funds managed by
                                                            Northstar Investment
                                                            Management
                                                            Corporation (1993 -
                                                            1999).
----------------------------------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY            Trustee        February 2002   President and Chief            116
7337 E. Doubletree Ranch                    - Present       Executive Officer,
Rd.                                                         Bankers Trust Company,
Scottsdale, Arizona 85258                                   N.A. (1992 - Present).
Date of Birth: 05/02/1945
----------------------------------------------------------------------------------------------------------------------------
R. BARBARA GITENSTEIN        Trustee        February 2002   President, College of          116
7337 E. Doubletree Ranch                    - Present       New Jersey (1999 -
Rd.                                                         Present). Formerly,
Scottsdale, Arizona 85258                                   Executive Vice
Date of Birth: 02/18/1948                                   President and Provost,
                                                            Drake University
                                                            (1992 - 1998).
----------------------------------------------------------------------------------------------------------------------------
WALTER H. MAY                Trustee        October 1999    Retired. Formerly,             116        Best Prep Charity
7337 E. Doubletree Ranch                    - Present       Managing Director and                     (1991 - Present).
Rd.                                                         Director of Marketing,
Scottsdale, Arizona 85258                                   Piper Jaffray, Inc.;
Date of Birth: 12/21/1936                                   Trustee of each of the
                                                            funds managed by
                                                            Northstar Investment
                                                            Management Corporation
                                                            (1996 - 1999).
----------------------------------------------------------------------------------------------------------------------------
JOCK PATTON                  Trustee        October 1999    Private Investor (June         116        Director, Hypercom,
7337 E. Doubletree Ranch                    - Present       1997 - Present).                          Inc. (January 1999 -
Rd.                                         (ING            Formerly, Director and                    Present); JDA
Scottsdale, Arizona 85258                   Mayflower       Chief Executive                           Software Group, Inc.
Date of Birth: 12/11/1945                   Trust)          Officer, Rainbow                          (January 1999 -
                                                            Multimedia Group, Inc.                    Present); BG
                                            May 1999 -      (January 1999 -                           Associates, Inc.
                                            Present (ING    December 2001);
                                            Mutual Funds)   Director of Stuart
                                                            Entertainment, Inc.;
                                                            Director of Artisoft,
                                                            Inc. (1994 - 1998).
----------------------------------------------------------------------------------------------------------------------------
DAVID W.C. PUTNAM            Trustee        October 1999    President and Director,        116        Anchor International
7337 E. Doubletree Ranch                    - Present       F.L. Putnam Securities                    Bond Trust (December
Rd.                                                         Company, Inc. and its                     2000 - Present);
Scottsdale, Arizona 85258                                   affiliates; President,                    F.L. Putnam
Date of Birth: 10/08/1939                                   Secretary and Trustee,                    Foundation (December
                                                            The Principled Equity                     2000 - Present);
                                                            Market Fund. Formerly,                    Progressive Capital
                                                            Trustee, Trust Realty                     Accumulation Trust
                                                            Corp.; Anchor                             (August 1998 -
                                                            Investment Trust; Bow                     Present); Principled
                                                            Ridge Mining Company                      Equity Market Fund
                                                            and each of the funds                     (November 1996 -
                                                            managed by Northstar                      Present), Mercy
                                                            Investment Management                     Endowment Foundation
                                                            Corporation (1994 -                       (1995 - Present);
                                                            1999).                                    Director, F.L.
                                                                                                      Putnam
----------------------------------------------------------------------------------------------------------------------------

                                               TERM OF                                   NUMBER OF
                                                OFFICE                                  PORTFOLIOS
                                              AND LENGTH                                    IN
                             POSITION(S)          OF               PRINCIPAL           FUND COMPLEX   OTHER DIRECTORSHIPS
                                 HELD            TIME           OCCUPATION(S) -        OVERSEEN BY           HELD
   NAME, ADDRESS AND AGE      WITH FUND       SERVED (1)    DURING THE PAST 5 YEARS       TRUSTEE         BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
                                                                                                      Investment Management
                                                                                                      Company (December
                                                                                                      2001 - Present);
                                                                                                      Asian American
                                                                                                      Bank and Trust
                                                                                                      Company (June 1992
                                                                                                      - Present); and
                                                                                                      Notre Dame Health
                                                                                                      Care Center (1991
                                                                                                      - Present) F.L.
                                                                                                      Putnam Securities
                                                                                                      Company, Inc. (June
                                                                                                      1978 - Present);
                                                                                                      and an Honorary
                                                                                                      Trustee, Mercy
                                                                                                      Hospital (1973 -
                                                                                                      Present).
----------------------------------------------------------------------------------------------------------------------------
BLAINE E. RIEKE              Trustee        February 2001   General Partner,               116        Morgan Chase Trust
7337 E. Doubletree Ranch                    - Present       Huntington Partners                       Co. (January 1998 -
Rd.                                                         (January 1997 -                           Present).
Scottsdale, Arizona 85258                                   Present). Chairman of
Date of Birth: 09/10/1933                                   the Board and Trustee
                                                            of each of the funds
                                                            managed by ING
                                                            Investment Management
                                                            Co. LLC (November 1998
                                                            - February 2001).
----------------------------------------------------------------------------------------------------------------------------
ROGER B. VINCENT             Trustee        February 2002   President, Springwell          116        Director, AmeriGas
7337 E. Doubletree Ranch                    - Present       Corporation (1989 -                       Propane, Inc. (1998
Rd.                                                         Present).  Formerly,                      - Present).
Scottsdale, Arizona 85258                                   Director, Tatham
Date of Birth: 08/26/1945                                   Offshore, Inc. (1996 -
                                                            2000).
----------------------------------------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER         Trustee        February 2001   Retired. Mr. Wedemeyer         116        Touchstone
7337 E. Doubletree Ranch                    - Present       was formerly Vice                         Consulting Group
Rd.                                                         President - Finance and                   (1997 - Present).
Scottsdale, Arizona 85258                                   Administration, Channel
Date of Birth: 03/23/1936                                   Corporation (June 1996
                                                            - April 2002).
                                                            Formerly, Trustee,
                                                            First Choice Funds
                                                            (1997 - 2001); and of
                                                            each of the funds
                                                            managed by ING
                                                            Investment Management
                                                            Co. LLC (1998 - 2001).
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
----------------------------------------------------------------------------------------------------------------------------
THOMAS J. MCINERNEY (2)      Trustee        February 2001   Chief Executive                169        Director, Equitable
7337 E. Doubletree Ranch                    - Present       Officer, ING U.S.                         Life Insurance Co.,
Rd.                                                         Financial Services                        Golden American Life
Scottsdale, Arizona 85258                                   (September 2001 -                         Insurance Co., Life
Date of Birth: 05/05/1956                                   Present); General                         Insurance Company of
                                                            Manager and Chief                         Georgia, Midwestern
                                                            Executive Officer, ING                    United Life
                                                            U.S. Worksite Financial                   Insurance Co.,
                                                            Services (December 2000                   ReliaStar Life
                                                            - Present); Member, ING                   Insurance Co.,
                                                            Americas Executive                        Security Life of
                                                            Committee (2001 -                         Denver, Security
                                                            Present); President,                      Connecticut Life
                                                            Chief Executive Officer                   Insurance Co.,
                                                            and Director of                           Southland Life
                                                            Northern Life Insurance                   Insurance Co., USG
                                                            Company (March 2001 -                     Annuity and Life
                                                            October 2002), ING                        Company, and United
                                                            Aeltus Holding Company,                   Life and Annuity
                                                            Inc. (2000 - Present),                    Insurance Co. Inc
                                                            ING Retail Holding                        (March 2001 -
                                                            Company (1998 -                           Present); Director,
                                                            Present), ING Life                        Ameribest Life
                                                            Insurance and Annuity                     Insurance Co.,
                                                            Company (September 1997                   (March 2001 to
                                                            - November 2002) and                      January 2003);
                                                            ING Retirement                            Director, First
                                                            Holdings, Inc. (1997 -                    Columbine Life
                                                            Present). Formerly,                       Insurance Co. (March
                                                            General Manager and                       2001 to December
                                                            Chief Executive                           2002); Member of the
                                                            Officer, ING Worksite
                                                            Division (December 2000
                                                            -
----------------------------------------------------------------------------------------------------------------------------

                                               TERM OF                                   NUMBER OF
                                               OFFICE                                   PORTFOLIOS
                                             AND LENGTH                                     IN
                             POSITION(S)         OF                PRINCIPAL           FUND COMPLEX   OTHER DIRECTORSHIPS
                                 HELD           TIME           OCCUPATION(S) -         OVERSEEN BY           HELD
   NAME, ADDRESS AND AGE      WITH FUND       SERVED(1)     DURING THE PAST 5 YEARS       TRUSTEE         BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
                                                            October 2001),                            Board, National
                                                            President, ING-SCI,                       Commission on
                                                            Inc. (August 1997 -                       Retirement Policy,
                                                            December 2000);                           Governor's Council
                                                            President, Aetna                          on Economic
                                                            Financial Services                        Competitiveness and
                                                            (August 1997 - December                   Technology of
                                                            2000);                                    Connecticut,
                                                                                                      Connecticut Business
                                                                                                      and Industry
                                                                                                      Association,
                                                                                                      Bushnell; Connecticut
                                                                                                      Forum; Metro Hartford
                                                                                                      Chamber of Commerce;
                                                                                                      and is Chairman,
                                                                                                      Concerned Citizens
                                                                                                      for Effective
                                                                                                      Government.
----------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER (3)           Chairman and    October 1999   Chairman, Hillcrest            116        Director, Hormel
7337 E. Doubletree Ranch     Trustee         - Present      Capital Partners (May                     Foods Corporation
Rd.                                                         2002-Present);                            (March 2000 -
Scottsdale, Arizona 85258                                   President, Turner                         Present); Shopko
Date of Birth: 10/03/1939                                   Investment Company                        Stores, Inc. (August
                                                            (January 2002 -                           1999 - Present); and
                                                            Present). Mr. Turner                      M.A. Mortenson
                                                            was formerly Vice                         Company (March 2002
                                                            Chairman of ING                           - Present).
                                                            Americas (2000 -
                                                            2002); Chairman and
                                                            Chief Executive
                                                            Officer of ReliaStar
                                                            Financial Corp. and
                                                            ReliaStar Life
                                                            Insurance Company
                                                            (1993 - 2000);
                                                            Chairman of
                                                            ReliaStar Life
                                                            Insurance Company of
                                                            New York (1995 -
                                                            2001); Chairman of
                                                            Northern Life
                                                            Insurance Company
                                                            (1992 - 2001);
                                                            Chairman and Trustee
                                                            of the Northstar
                                                            affiliated
                                                            investment companies
                                                            (1993 - 2001) and
                                                            Director, Northstar
                                                            Investment
                                                            Management
                                                            Corporation and its
                                                            affiliates (1993 -
                                                            1999 ).
----------------------------------------------------------------------------------------------------------------------------

----------


(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.



(2) Mr. McInerney is an "interested person," as defined by the Investment Company Act of 1940 , because of his affiliation with ING Groep N.V., the parent corporation of the Investment Adviser, ING Investments and the Distributor, ING Funds Distributor LLC.



(3) Mr. Turner is an "interested person," as defined by the Investment Company Act of 1940 , because of his affiliation with ING Groep N.V., the parent corporation of the Investment Adviser, ING Investments and the Distributor, ING Funds Distributor LLC.

Officers

         Information about the ING Funds' officers are set forth in the table below:

                                                                                    PRINCIPAL OCCUPATION(S)
                              POSITIONS HELD WITH     TERM OF OFFICE AND LENGTH         DURING THE LAST
   NAME, ADDRESS AND AGE          THE FUND              OF TIME SERVED (1)(2)           FIVE YEARS (3)
---------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY                                                                 President and Chief
7337 E. Doubletree Ranch                                                          Executive Officer, ING
Rd.                          President and Chief     February 2001 - Present      Capital Corporation, LLC,
Scottsdale, Arizona 85258    Executive Officer                                    ING Funds Services, LLC,
Date of Birth: 04/09/1949                                                         ING Advisors, Inc., ING
                             Chief Operating         July 2000 - Present          Investments, LLC, Lexington
                             Officer                                              Funds Distributor, Inc.,
                                                     November 1999 - February     Express America TC, Inc.
                             Secretary               2001 for ING Mayflower       and EAMC Liquidation Corp.
                                                     Trust                        (December 2001 - Present);
                                                     May 1999 - February 2001     Executive Vice President
                                                     for ING Mutual Funds         and Chief Operating Officer
                                                                                  and ING Funds Distributor,
                             Senior Executive Vice                                LLC (June 2000 - Present).
                             President               July 2000 - February 2001    Formerly, ING Quantitative
                                                                                  Management, Inc. (October
                             Executive Vice                                       2001 - September 2002),
                             President               November 1999 - July 2000    Senior Executive Vice
                                                     for ING Mayflower Trust      President (June 2000 -
                                                     May 1999 - July 2000 for     December 2000) and
                                                     ING Mutual Funds             Secretary (April 1995 -
                                                                                  December 2000), ING Capital
                                                                                  Corporation, LLC, ING Funds
                                                                                  Services, LLC, ING
                                                                                  Investments, LLC, ING
                                                                                  Advisors, Inc., Express
                                                                                  America TC, Inc. and EAMC
                                                                                  Liquidation Corp.; and
                                                                                  Executive Vice President,
                                                                                  ING Capital Corporation,
                                                                                  LLC and its affiliates
                                                                                  (May 1998 - June 2000).
---------------------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND            Executive Vice          February 2002 - Present      Executive Vice President,
7337 E. Doubletree Ranch     President and                                        Chief Financial Officer and
Rd.                          Assistant Secretary                                  Treasurer, ING Funds
Scottsdale, Arizona 85258                            November 1999 - Present      Services, LLC, ING Funds
Date of Birth: 05/30/1958    Principal Financial     for ING Mayflower Trust      Distributor, LLC, ING
                             Officer                 May 1999 - Present for ING   Advisors, Inc., ING
                                                     Mutual Funds                 Investments, LLC, Lexington
                                                                                  Funds Distributor, Inc.,
                                                                                  Express America TC, Inc.
                                                     November 1999 - February     and EAMC Liquidation Corp.
                             Senior Vice President   2002 for ING Mayflower       (December 2001 - Present).
                                                     Trust                        Formerly, Executive Vice
                                                     May 1999 - February 2002     President, Chief Financial
                                                     for ING Mutual Funds         Officer and Treasurer ING
                                                                                  Quantitative Management
                                                                                  (December 2001 - September
                                                                                  2002), Senior Vice
                                                                                  President, ING Funds
                                                                                  Services, LLC, ING
                                                                                  Investments, LLC and ING
                                                                                  Funds Distributor, LLC
                                                                                  (June 1998 - December 2001).
---------------------------------------------------------------------------------------------------------------
                                                                                  Executive Vice President,
STANLEY D. VYNER             Executive Vice          November 1999 - Present      ING Advisors, Inc. and ING
7337 E. Doubletree Ranch     President               for ING Mayflower Trust      Investments, LLC (July 2000
Rd.                                                  May 1999 - Present for ING   - Present) and Chief
Scottsdale, Arizona 85258                            Mutual Funds                 Investment Officer of the
Date of Birth: 05/14/1950                                                         International Portfolios,
                                                                                  ING Investments, LLC (July
                                                                                  1996 - Present). Formerly,
                                                                                  President and Chief
                                                                                  Executive Officer, ING
                                                                                  Investments, LLC (August
                                                                                  1996 - August 2000).
---------------------------------------------------------------------------------------------------------------

                                                                                    PRINCIPAL OCCUPATION(S)
                              POSITIONS HELD WITH     TERM OF OFFICE AND LENGTH         DURING THE LAST
   NAME, ADDRESS AND AGE          THE FUND              OF TIME SERVED (1)(2)           FIVE YEARS (3)
---------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA               Senior Vice President   November 1999 - Present      Senior Vice President and
7337 E. Doubletree Ranch                                                          Assistant Secretary, ING
Rd.                          Assistant Secretary     November 1999 - Present      Funds Services, LLC, ING
Scottsdale, Arizona 85258                            for ING Mayflower Trust      Funds Distributor, LLC, ING
Date of Birth: 06/17/1963                            May 1999 - Present for ING   Advisors, Inc., ING Capital
                                                     Mutual Funds                 Corporation, LLC, ING
                                                                                  Investments, LLC and
                             Vice President                                       Lexington Funds Distributor,
                                                     May 1999 - November 1999     Inc. (December 2001 -
                                                     for ING Mutual Funds         Present). Formerly, Senior
                                                                                  Vice President and Assistant
                                                                                  Secretary, ING Quantitative
                                                                                  Management, Inc. (October
                                                                                  2001 - September 2002) and
                                                                                  Vice President, ING
                                                                                  Investments, LLC (April 1997
                                                                                  - October 1999), ING Funds
                                                                                  Services, LLC (February 1997
                                                                                  - August 1999).
---------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON         Senior Vice President   November 2003 - Present      Vice President and
7337 E. Doubletree Ranch                                                          Secretary, ING Funds
Rd.                          Vice President          February 2001 - November     Services, LLC, ING Funds
Scottsdale, Arizona 85258                            2003                         Distributor, LLC, ING
Date of Birth: 07/25/1964    Secretary                                            Advisors, Inc., ING
                                                     February 2001 - August       Investments, LLC (October
                             Assistant Vice          2003                         2001 - Present) and
                             President and                                        Lexington Funds Distributor,
                             Assistant Secretary     November 1999 - February     Inc. (December 2001 -
                                                                                  Present). Formerly, Vice
                                                                                  President, ING Quantitative
                                                                                  Management, Inc. (October
                                                                                  2001 - September 2002);
                                                                                  Assistant Vice President,
                                                                                  ING Funds Services, LLC
                                                                                  (November 1999 - January
                                                                                  2001) and has held various
                                                                                  other positions with ING
                                                                                  Funds Services, LLC for more
                                                                                  than the last five years.
---------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV             Vice President and      November 1999 - Present      Vice President, ING Funds
7337 E. Doubletree Ranch     Treasurer               for ING Mayflower Trust      Services, LLC (October 2001
Rd.                                                  May 1999 - Present for ING   - Present) and ING
Scottsdale, Arizona 85258                            Mutual Funds                 Investments, LLC (August
Date of Birth: 09/25/1967                                                         1997 - Present); Accounting
                                                                                  Manager, ING Investments,
                                                                                  LLC (November 1995 -
                                                                                  Present).
---------------------------------------------------------------------------------------------------------------
J. DAVID GREENWALD           Vice President          August 2003 - Present        Vice President of Mutual
7337 E. Doubletree Ranch                                                          Fund Compliance of ING
Rd.                                                                               Funds Services, LLC (May
Scottsdale, Arizona 85258                                                         2003 - Present). Formerly
Date of Birth: 09/24/1957                                                         Assistant Treasurer and
                                                                                  Director of Mutual Fund
                                                                                  Compliance and Operations
                                                                                  of American Skandia, A
                                                                                  Prudential Financial
                                                                                  Company (October 1996 - May
                                                                                  2003).
---------------------------------------------------------------------------------------------------------------
LAUREN D. BENSINGER          Vice President          February 2003 - Present      Vice President and Chief
7337 E. Doubletree Ranch                                                          Compliance Officer (July
Rd.                                                                               1995 to Present), ING Funds
Scottsdale, Arizona 85258                                                         Distributor, LLC. (formerly
Date of Birth: 2-6-1954                                                           ING Funds Distributor, Inc.
                                                                                  and ING Pilgrim Securities,
                                                                                  Inc.); Vice President
                                                                                  (February 1996 to Present)
                                                                                  and Chief Compliance
                                                                                  Officer (October 2001 to
                                                                                  Present) ING Investments,
                                                                                  LLC (formerly ING Pilgrim
                                                                                  Investments, LLC and ING
                                                                                  Investments, Inc.); Vice
                                                                                  President and Chief
                                                                                  Compliance Officer (July
                                                                                  2000 to Present), ING
                                                                                  Advisors, Inc. (formerly
                                                                                  ING Pilgrim Advisors, Inc.)
                                                                                  and Vice President (July
                                                                                  1995 to Present) ING Fund
                                                                                  Services, LLC (formerly ING
                                                                                  Pilgrim Group, LLC).
---------------------------------------------------------------------------------------------------------------
TODD MODIC                   Vice President          August 2003 - Present        Director of Financial
7337 E. Doubletree Ranch                                                          Reporting, ING Investments,
Rd.                          Assistant Vice          August 2001 - August 2003    LLC (March 2001 -
Scottsdale, Arizona 85258    President                                            Present). Formerly, Vice
Date of Birth: 11/03/1967                                                         President and Chief
                                                                                  Compliance Officer (July
                                                                                  2000 to September 2002) ING
                                                                                  Quantitative Management,
                                                                                  Inc. (formerly ING Pilgrim
                                                                                  Quantitative Management,
                                                                                  Inc and Market Systems
                                                                                  Research Advisors, Inc.),
                                                                                  Director of Financial
                                                                                  Reporting, Axient
                                                                                  Communications, Inc. (May
                                                                                  2000 - January 2001) and
                                                                                  Director of Finance,
                                                                                  Rural/Metro Corporation
                                                                                  (March 1995 - May 2000).
---------------------------------------------------------------------------------------------------------------

                                                                                    PRINCIPAL OCCUPATION(S)
                              POSITIONS HELD WITH     TERM OF OFFICE AND LENGTH         DURING THE LAST
   NAME, ADDRESS AND AGE          THE FUND              OF TIME SERVED (1)(2)           FIVE YEARS (3)
---------------------------------------------------------------------------------------------------------------
HUEY P. FALGOUT              Secretary               August 2003 - Present        Chief Counsel, ING U.S.
7337 E. Doubletree Ranch                                                          Financial Services
Rd.                                                                               (November 2002 - Present).
Scottsdale, Arizona 85258                                                         Formerly, Associate General
Date of Birth: 11/15/1963                                                         Counsel of AIG American
                                                                                  General (January 1999 -
                                                                                  November 2002) and Associate
                                                                                  General Counsel of Van
                                                                                  Kampen, Inc. (April 1992 -
                                                                                  January 1999).
---------------------------------------------------------------------------------------------------------------
SUSAN P. KINENS              Assistant Vice          February 2003 - Present      Assistant Vice President
7337 E. Doubletree Ranch     President and                                        and Assistant Secretary,
Rd.                          Assistant Secretary                                  ING Funds Services, LLC
Scottsdale, Arizona 85258                                                         (December 2002 - Present);
Date of Birth: 12/31/1976                                                         and has held various other
                                                                                  positions with ING Funds
                                                                                  Services, LLC for more than
                                                                                  the last five years.
---------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON            Assistant Vice          August 2001 - Present        Assistant Vice President,
7337 E. Doubletree Ranch     President                                            ING Funds Services, LLC
Rd.                                                                               (October 2001 - Present).
Scottsdale, Arizona 85258                                                         Formerly, Manager of Fund
Date of Birth: 05/29/1958                                                         Accounting and Fund
                                                                                  Compliance, ING Investments,
                                                                                  LLC (September 1999 -
                                                                                  November 2001) and Section
                                                                                  Manager of Fund Accounting,
                                                                                  Stein Roe Mutual Funds (July
                                                                                  1998 - August 1999).
---------------------------------------------------------------------------------------------------------------
THERESA K. KELETY            Assistant Secretary     August 2003 - Present        Counsel, ING U.S. Financial
7337 E. Doubletree Ranch                                                          Services (April 2003 -
Rd.                                                                               Present). Formerly Senior
Scottsdale, Arizona 85258                                                         Associate with Shearman &
Date of Birth: 02/28/1963                                                         Sterling (February 2000 -
                                                                                  April 2003); Associate with
                                                                                  Sutherland Asbill & Brennan
                                                                                  (1996 - February 2000).
---------------------------------------------------------------------------------------------------------------


-------------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex name changed to "ING Funds.

(3) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
LLC)

         ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim Investments, LLC)

         ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim Investments, LLC)

         ING Pilgrim Investments, LLC (February 2001 - formed)

         ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim Investments, Inc.)

         Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.)

         Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America Investments, Inc.)

         Pilgrim America Investments, Inc. (April 1995 - name changed from Newco Advisory Corporation)

         Newco Advisory Corporation (December 1994 - incorporated)

         **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)

ING Funds Distributor, LLC (October 2002 - name changed from ING Funds Distributor, Inc.)

         ING Funds Distributor, Inc. (March 2002 - name changed from ING Pilgrim Securities, Inc.)

         ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim Securities, Inc.)

         Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities, Inc.)

         Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America Securities, Inc.)

         Pilgrim America Securities, Inc. (April 1995 - name changed from Newco Distributors Corporation)

         Newco Distributors Corporation (December 1994 - incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)

         ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington Management Corporation)

         ING Lexington Management Corporation (October 2000 name changed from Lexington Management Corporation)

         Lexington Management Corporation (December 1996 - incorporated)

ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)

         ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)

         ING Pilgrim Group, LLC (February 2001 - formed)

         ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group, Inc.)

         Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group, Inc.)

         Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group, Inc.)

         Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group, Inc.)

         Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings Management Corporation)

         Newco Holdings Management Corporation (December 1994 - incorporated)

ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital Corporation, LLC)

         ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim Capital Corporation, LLC)

         ING Pilgrim Capital Corporation, LLC (February 2001 - formed)

         ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim Capital Corporation)

         Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim Holdings Corporation)

         Pilgrim Holdings Corporation (October 1999 - name changed from Northstar Holdings, Inc.)

         Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital Corporation)

         Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America Capital Corporation)

         Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital Corporation)

         Pilgrim America Capital Corporation (April 1997 - incorporated)

ING Quantitative Management, Inc. (September 2002- Dissolved)

         ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim Quantitative Management, Inc.)

         ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from Market Systems Research Advisors)

         Market Systems Research Advisors, Inc. (November 1986 - incorporated)

BOARD

         The Board governs each Fund and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.

FREQUENCY OF BOARD MEETINGS

         The Board currently conducts regular meetings four (4) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

Committees

         An Executive Committee of the Board was formed in order to act on behalf of the full Board between meetings when necessary. The Committee currently consists of two Independent Trustees and two Trustees who are "interested persons," as defined in the Investment Company Act of 1940 ("1940 Act"). The following Trustees serve as members of the Executive Committee:
Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held six (6) meetings during the fiscal year ended October 31, 2003.

         The Board has an Audit Committee whose function is to meet with the independent accountants of each Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four Independent Trustees: Messrs. Earley, Rieke, Vincent and Putnam. Mr. Earley serves as Chairman of the Committee. The Audit Committee held four (4) meetings during the fiscal year ended October 31, 2003.

         The Board has formed a Valuation and Proxy Voting Committee (formerly the Valuation Committee) whose functions include, among others, reviewing the determination of the value of securities held by the Funds for which market value quotations are not readily available and, beginning in July 2003, overseeing management's administration of proxy voting. The Committee currently consists of five Independent Trustees: Dr. Gitenstein and Messrs. May, Patton, Doherty and Wedemeyer. Mr. Patton serves as Chairman of the Committee. The Valuation and Proxy Voting Committee held five (5) meetings during the fiscal year ended October 31, 2003.

         The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee currently consists of four Independent Trustees: Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held one (1) meeting during the fiscal year ended October 31, 2003.

         The Board has established an Investment Review Committee that will monitor the investment performance of the Funds and make recommendations to the Board with respect to the Funds. The Committee for the international funds currently consists of five Independent Trustees and one Trustee who is an "interested person" as defined in the 1940 Act: Dr. Gitenstein and Messrs. Patton, May, Doherty, McInerney and Wedemeyer. Mr. Wedemeyer serves as Chairman of the Committee. The Investment Review Committees held four (4) meetings during the fiscal year ended October 31, 2003.

         The Board has established a Qualified Legal Compliance Committee that will receive, retain, consider and act upon reports of evidence of possible material violations of applicable United State federal and state securities laws, breaches of fiduciary duty arising under United States federal or state law and similar violations of any United States federal or state law. The Committee currently consists of four Independent Trustees and one Trustee who is an "interested person" as defined in the 1940 Act: Messrs. Patton, May, Earley, Turner and Wedemeyer. The Qualified Legal Compliance Committee is new and therefore did not hold any meetings during the fiscal year ended October 31, 2003.


TRUSTEE OWNERSHIP OF SECURITIES

    SHARE OWNERSHIP POLICY

         In order to further align the interests of the Independent Trustees with shareholders, it is the policy to own, beneficially, shares of one or more ING Funds at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.


         Under this Policy, the initial value of investments in the ING Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund investments will not cause a Trustee to have to make any additional investments under this Policy.

         Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2003:


                                                                                            AGGREGATE DOLLAR RANGE OF
                                                                                               EQUITY SECURITIES IN
                  DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND AS OF DECEMBER 31, 2003          ALL REGISTERED
                 ------------------------------------------------------------------------     INVESTMENT COMPANIES
                  EMERGING                               INTERNATIONAL                        OVERSEEN BY DIRECTOR
    NAME OF       COUNTRIES   FOREIGN   INTERNATIONAL   SMALLCAP GROWTH    INTERNATIONAL     IN FAMILY OF INVESTMENT
    TRUSTEE          FUND     FUND(1)        FUND             FUND          VALUE FUND               COMPANIES
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Paul S. Doherty     None        None         None             None             None             $50,001 - 100,000
---------------------------------------------------------------------------------------------------------------------
J. Michael          None        None         None             None             None                   None
Earley
---------------------------------------------------------------------------------------------------------------------
R. Barbara        $10,001 -     None         None             None             None               Over $100,000
Gitenstein         50,000
---------------------------------------------------------------------------------------------------------------------
Walter H. May       None        None         None             None             None               Over $100,000
---------------------------------------------------------------------------------------------------------------------
Jock Patton      $1 - 10,000    None         None             None             None             $50,001 - 100,000
---------------------------------------------------------------------------------------------------------------------
David W. C.         None        None         None             None             None               Over $100,000
Putnam
---------------------------------------------------------------------------------------------------------------------
Blaine E. Rieke     None        None         None             None             None             $50,001 - 100,000
---------------------------------------------------------------------------------------------------------------------
Roger B.            None        None         None             None             None               Over $100,000
Vincent
---------------------------------------------------------------------------------------------------------------------
Richard A.          None        None         None             None             None             $10,001 - 50,000
Wedemeyer
---------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO
ARE
"INTERESTED
PERSONS"
---------------------------------------------------------------------------------------------------------------------
Thomas J.           None        None     $1 - 10,000       $10,001 -         $10,001 -            Over $100,000
McInerney                                                   $50,000           50,000
---------------------------------------------------------------------------------------------------------------------
John G. Turner      None        None         None             None             None               Over $100,000
---------------------------------------------------------------------------------------------------------------------


----------

(1)      Commenced operations on July 1, 2003.

                                                                                           AGGREGATE DOLLAR RANGE OF
                                                                                              EQUITY SECURITIES IN
                  DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND AS OF DECEMBER 31,2003          ALL REGISTERED
                 -----------------------------------------------------------------------     INVESTMENT COMPANIES
                                          GLOBAL EQUITY                                      OVERSEEN BY DIRECTOR
    NAME OF       PRECIOUS      RUSSIA       DIVIDEND      GLOBAL REAL      WORLDWIDE       IN FAMILY OF INVESTMENT
    TRUSTEE      METALS FUND     FUND        FUND(1)       ESTATE FUND     GROWTH FUND              COMPANIES
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
--------------------------------------------------------------------------------------------------------------------
Paul S. Doherty     None         None          None            None            None            $50,001 - 100,000
--------------------------------------------------------------------------------------------------------------------
J. Michael          None         None          None            None            None                   None
Earley
--------------------------------------------------------------------------------------------------------------------
R. Barbara          None      $1 - 10,000      None            None            None              Over $100,000
Gitenstein
--------------------------------------------------------------------------------------------------------------------
Walter H. May       None         None          None            None            None              Over $100,000
--------------------------------------------------------------------------------------------------------------------
Jock Patton         None         None          None            None        $1 - 10,000         $50,001 - 100,000
--------------------------------------------------------------------------------------------------------------------
David W. C.         None         None          None            None            None              Over $100,000
Putnam
--------------------------------------------------------------------------------------------------------------------
Blaine E. Rieke     None         None          None            None         $10,001 -          $50,001 - 100,000
                                                                              50,000
--------------------------------------------------------------------------------------------------------------------
Roger B.            None         None          None            None            None              Over $100,000
Vincent
--------------------------------------------------------------------------------------------------------------------
Richard A.          None         None          None            None            None             $10,001 - 50,000
Wedemeyer
--------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO
ARE
"INTERESTED
PERSONS"
--------------------------------------------------------------------------------------------------------------------
Thomas J.           None         None          None            None            None              Over $100,000
McInerney
--------------------------------------------------------------------------------------------------------------------
John G. Turner      None         None          None            None         $10,001 -            Over $100,000
                                                                              50,000
--------------------------------------------------------------------------------------------------------------------


----------

(1)      Commenced operations on September 2, 2003.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members) share ownership in securities of the ING Funds' investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the ING Funds (not including registered investment companies) as of December 31, 2003.


                          NAME OF
                           OWNERS
                            AND                                                      PERCENTAGE
                        RELATIONSHIP                                    VALUE OF         OF
  NAME OF DIRECTOR      TO DIRECTOR       COMPANY     TITLE OF CLASS   SECURITIES       CLASS
-----------------------------------------------------------------------------------------------
PAUL S. DOHERTY             N/A             N/A            N/A             $      0      N/A
-----------------------------------------------------------------------------------------------
J. MICHAEL EARLEY           N/A             N/A            N/A             $      0      N/A
-----------------------------------------------------------------------------------------------
R. BARBARA GITENSTEIN       N/A             N/A            N/A             $      0      N/A
-----------------------------------------------------------------------------------------------
WALTER H. MAY               N/A             N/A            N/A             $      0      N/A
-----------------------------------------------------------------------------------------------
JOCK PATTON                 N/A             N/A            N/A             $      0      N/A
-----------------------------------------------------------------------------------------------
DAVID W. C. PUTNAM       J. Stephen      State St.     Common Stock        $ 75,000   .0000050
                           Putnam      Bank & Trust
-----------------------------------------------------------------------------------------------
BLAINE E. RIEKE             N/A             N/A            N/A             $      0      N/A
-----------------------------------------------------------------------------------------------
ROGER B. VINCENT            N/A             N/A            N/A             $      0      N/A
-----------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER        N/A             N/A            N/A             $      0      N/A
-----------------------------------------------------------------------------------------------


COMPENSATION OF TRUSTEES

         Each Fund pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $40,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $55,000); (ii) $7,000 for each in person meeting of the Board; (iii) $2,000 per attendance of any committee meeting (Chairpersons receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Fund is based on each Fund's average net assets as a percentage of the average net assets of all the Funds managed by the investment adviser or its affiliate, Directed Services, Inc., for which the Trustees serve in common as Trustees.

         The following table sets forth information provided by the Funds' investment adviser regarding compensation of Trustees by each Fund and other funds managed by ING Investments and its affiliates for the fiscal year ended October 31, 2003. Officers of the Funds and Trustees who are interested persons of the Funds do not receive any compensation from the Funds or any other Funds managed by the investment adviser.

                               COMPENSATION TABLE


                                                                                                                             TOTAL
                                                                                                                          COMPENSAT-
                                                                                                     PENSION               ION FROM
                                                                                                       OR                 REGISTRANT
                                                                                                    RETIREMENT             AND FUND
                                         AGGREGATE COMPENSATION FROM FUND                           BENEFITS   ESTIMATED    COMPLEX
             --------------------------------------------------------------------------------------  ACCRUED    ANNUAL       PAI
                                         Inter-                            Global                   AS PART    BENEFITS       TO
  NAME OF                               national  Inter-                   Equity  Global              OF        UPON     DIRECTORS/
  PERSON,    Emergings Foreign Inter-   SmallCap national Precious        Dividend  Real  Worldwide   FUND     RETIREMENT  TRUSTEES
  POSITION   Countries   (5)   national  Growth   Value    Metals  Russia   (6)    Estate  Growth   EXPENSES      (4)       (1) (3)
------------------------------------------------------------------------------------------------------------------------------------
PAUL S.
DOHERTY
TRUSTEE        613       430    460      1,714   15,467     464     697     110      186     873       N/A        N/A       148,303
------------------------------------------------------------------------------------------------------------------------------------
WALTER H.
MAY TRUSTEE    611       440    461      1,711   13,056     468     697     110      226     871       N/A        N/A       146,053
------------------------------------------------------------------------------------------------------------------------------------
THOMAS J.
MCINERNEY
(2)
TRUSTEE         --        --     --         --       --      --      --      --       --      --        --         --            --
------------------------------------------------------------------------------------------------------------------------------------
JOCK PATTON
TRUSTEE        951       625    684      2,682   22,104     630     989     155      231   1,566       N/A        N/A       170,193
------------------------------------------------------------------------------------------------------------------------------------
DAVID W.C.
PUTNAM
TRUSTEE        484       340    366      1,354   12,338     370     557      85      148     687       N/A        N/A       116,563
------------------------------------------------------------------------------------------------------------------------------------
BLAINE E.
RIEKE
TRUSTEE        715       455    499      2,011   16,149     460     630     115      153   1,237       N/A        N/A       137,069
------------------------------------------------------------------------------------------------------------------------------------
JOHN G.
TURNER (2)
TRUSTEE         --        --     --         --       --      --      --      --       --      --        --         --            --
------------------------------------------------------------------------------------------------------------------------------------
RICHARD A.
WEDEMEYER      950       550    675      2,669   22,051     640     896     140      223   1,572       N/A        N/A       153,986
TRUSTEE (8)
------------------------------------------------------------------------------------------------------------------------------------
ROGER
VINCENT        548       390    416      1,536   14,100     426     626     100      169     780       N/A        N/A       105,523
TRUSTEE (8)
------------------------------------------------------------------------------------------------------------------------------------
BARBARA
GITENSTEIN     484       340    366      1,354   12,338     370     557      85      148     687       N/A        N/A       116,563
TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                             TOTAL
                                                                                                                          COMPENSAT-
                                                                                                     PENSION               ION FROM
                                                                                                       OR                 REGISTRANT
                                                                                                    RETIREMENT             AND FUND
                                         AGGREGATE COMPENSATION FROM FUND                           BENEFITS   ESTIMATED    COMPLEX
             --------------------------------------------------------------------------------------  ACCRUED    ANNUAL       PAI
                                         Inter-                            Global                   AS PART    BENEFITS       TO
  NAME OF                               national  Inter-                   Equity  Global              OF        UPON     DIRECTORS/
  PERSON,    Emergings Foreign Inter-   SmallCap national Precious        Dividend  Real  Worldwide   FUND     RETIREMENT  TRUSTEES
  POSITION   Countries   (5)   national  Growth   Value    Metals  Russia   (6)    Estate  Growth   EXPENSES      (4)       (1)(3)
------------------------------------------------------------------------------------------------------------------------------------
J. MICHAEL
EARLEY
TRUSTEE        710       500    534      1,987   17,999     543     808     125      216   1,010       N/A        N/A       146,553
------------------------------------------------------------------------------------------------------------------------------------
R. GLENN
HILLIARD (7)    --        --     --         --       --      --      --      --       --      --        --         --            --
------------------------------------------------------------------------------------------------------------------------------------


----------


(1) Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.



(2) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of the Investment Adviser and the Distributor. Officers and Trustees who are interested persons do not receive any compensation from the Funds.



(3) Represents compensation from 116 funds (total in complex as of December 31, 2003).


(4) The ING Funds have adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.


(5) Because the fund did not have a full year of operations as of the date of this SAI, the compensation presented in the table is estimated for the current fiscal year ended October 31, 2004. The Fund commenced operations on July 1, 2003.



(6) Because the fund did not have a full year of operations as of the date of this SAI, the compensation presented in the table is estimated for the current fiscal year ended October 31, 2004. Commenced operations on September 2, 2003.


(7)      Resigned as a Trustee effective April 30, 2003.


(8) Mr. Wedemeyer and Mr. Vincent were paid $10,000 each in recognition of an extensive time commitment to format a methodology for presenting valuation information to the board.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS



                  As of February 2, 2004, Trustees and officers as a group owned less than 1% of any class of each Fund's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any of the ING Funds addressed herein, except as set forth below. Unless otherwise indicated below, the Trusts have no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding its Fund without the consent or approval of shareholders.



                                                           CLASS AND
                                                             RECORD    PERCENTAGE   PERCENTAGE
       FUND                     ADDRESS                    OWNERSHIP    OF CLASS     OF FUND
----------------------------------------------------------------------------------------------
ING EMERGING      CITIGROUP GLOBAL MARKETS, INC.
COUNTRIES FUND    A/C# 00109801250
                  ATTN: PETER BOOTH, 7TH FLOOR
                  333 W 34TH ST
                  NEW YORK NY 10001-2402
                                                            CLASS A        6.65%       4.15%
                  MLPF & S FOR THE SOLE BENEFIT
                  OF THE CUSTOMERS
                  ATTN: FUND ADMINISTRATION
                  4800 DEER LAKE DR
                  EAST 3RD FLOOR                            CLASS A        6.80%       4.25%
                  JACKSONVILLE FL 32246-6484

                  CHARLES SCHWAB & CO INC
                  101 MONTGOMERY STREET
                  11TH FLOOR
                  SAN FRANCISCO CA 94104-4122               CLASS A       20.12%      12.58%
----------------------------------------------------------------------------------------------
ING EMERGING      CITIGROUP GLOBAL MARKETS, INC.
COUNTRIES FUND    A/C# 00109801250
                  ATTN: PETER BOOTH, 7TH FLOOR
                  333 W 34TH ST
                  NEW YORK NY 10001-2402                    CLASS B        7.53%       1.07%

                  MLPF & S FOR THE SOLE BENEFIT
                  OF THE CUSTOMERS
                  ATTN: FUND ADMINISTRATION
                  4800 DEER LAKE DR
                  EAST 3RD FLOOR
                  JACKSONVILLE FL 32246-6484                CLASS B       16.28%       2.31%
----------------------------------------------------------------------------------------------
ING EMERGING      MLPF & S FOR THE SOLE BENEFIT
COUNTRIES FUND    OF THE CUSTOMERS
                  ATTN: FUND ADMINISTRATION
                  4800 DEER LAKE DR
                  EAST 3RD FLOOR
                  JACKSONVILLE FL 32246-6484                CLASS C       22.77%       1.97%
----------------------------------------------------------------------------------------------
ING EMERGING      ROBERT L HAHN &
COUNTRIES FUND    NORMA E HAHN JTWROS
                  43 WESTBURY CT
                  CLIFTON PARK NY 12065-6752                CLASS M        5.19%       0.06%
----------------------------------------------------------------------------------------------
ING EMERGING      CHARLES SCHWAB & CO INC
COUNTRIES FUND    101 MONTGOMERY STREET
                  11TH FLOOR
                  SAN FRANCISCO CA 94104-4122               CLASS Q       34.06%       4.34%
----------------------------------------------------------------------------------------------

                                                           CLASS AND
                                                             RECORD    PERCENTAGE   PERCENTAGE
       FUND                     ADDRESS                    OWNERSHIP    OF CLASS     OF FUND
----------------------------------------------------------------------------------------------
ING FOREIGN FUND  MLPF & S FOR THE SOLE BENEFIT
                  OF THE CUSTOMERS
                  ATTN: FUND ADMINISTRATION
                  4800 DEER LAKE DR
                  EAST 3RD FLOOR
                  JACKSONVILLE FL 32246-6484                CLASS A       27.10%      14.09%

                  ING INVESTMENTS LLC
                  ATTN: LYDIA HOMER
                  7337 E DOUBLETREE RANCH RD
                  SCOTTSDALE AZ 85258-2160                  CLASS A        5.12%       2.66%
----------------------------------------------------------------------------------------------
ING FOREIGN FUND  MLPF & S FOR THE SOLE BENEFIT
                  OF THE CUSTOMERS
                  ATTN: FUND ADMINISTRATION
                  4800 DEER LAKE DR
                  EAST 3RD FLOOR
                  JACKSONVILLE FL 32246-6484                CLASS B       27.87%       3.79%
----------------------------------------------------------------------------------------------
ING FOREIGN FUND  MLPF & S FOR THE SOLE BENEFIT
                  OF THE CUSTOMERS
                  ATTN: FUND ADMINISTRATION
                  4800 DEER LAKE DR
                  EAST 3RD FLOOR
                  JACKSONVILLE FL 32246-6484                CLASS C       36.62%      13.81%
----------------------------------------------------------------------------------------------
ING FOREIGN FUND  MORGAN KEEGAN & CO INC CUST*
                  FBO CECILIA ANN STEWART
                  PREFERRED FUNDS
                  PO BOX 29
                  LOUISVILLE MS 39339-0029                  CLASS I        5.41%       0.04%

                  MORGAN KEEGAN & COMPANY INC CUST*
                  FBO ROBERT POPPER FAMILY TRUST
                  U/A DTD 9/27/01 MARIANNA A POPPER &
                  LAURA P CRAWFORD TRUSTEES
                  50 FRONT ST
                  MEMPHIS TN 38103                          CLASS I       20.59%       0.16%
----------------------------------------------------------------------------------------------
ING FOREIGN FUND  MORGAN KEEGAN & CO INC CUST*
                  FBO MORGAN KEEGAN & CO INC C/F/B/O
                  CHARLES C BOURGEOIS IRA R/O
                  1241 4TH ST
                  NEW ORLEANS LA 70130-5735                 CLASS I        5.14%       0.04%

                  MORGAN KEEGAN & COMPANY, INC.*
                  FBO ANNABELLE CANNON BRIGHT TRUST
                  MARGARET S. BRIGHT, TTEE
                  PREFERRED FUNDS
                  P.O. BOX 240005
                  MEMPHIS TN 38124-0005                     CLASS I        7.39%       0.06%

                  MORGAN KEEGAN & COMPANY, INC.*
                  FBO CHARLES ELLIS HAMM TRUST
                  U/A/D 12-27-90
                  MADELEINE S. NEWKIRK, TTEE
                  PREFERRED FUNDS
                  MEMPHIS TN 38124-0005                     CLASS I        6.68%       0.05%
----------------------------------------------------------------------------------------------

                                                           CLASS AND
                                                             RECORD    PERCENTAGE   PERCENTAGE
       FUND                     ADDRESS                    OWNERSHIP    OF CLASS     OF FUND
----------------------------------------------------------------------------------------------
                  MORGAN KEEGAN & COMPANY, INC.*
                  FBO KELCIE ELIZABETH HAMM TRUST
                  U/A/D 12-27-90
                  MADELEINE S. NEWKIRK, TTEE
                  PREFERRED FUNDS
                  MEMPHIS TN 38124-0005                     CLASS I        6.68%       0.05%

                  MORGAN KEEGAN & COMPANY, INC.*
                  FBO JOHN LOWELL SALMON II TRUST
                  U/A/D 12/22/90
                  LOUISE P. SALMON, TTEE
                  PREFERRED FUNDS
                  MEMPHIS TN 38124-0005                     CLASS I        6.76%       0.05%
----------------------------------------------------------------------------------------------
ING FOREIGN FUND  FIFTH THIRD BANK SUCCTTEE*
                  FBO TR UA LEO HAWK UNIT
                  ACCOUNT # 01-0-3501202
                  PO BOX 3385
                  CINCINATTI OH 45263-0001                  CLASS Q       40.77%       0.81%

                  LPL FINANCIAL SERVICES
                  L/C 3522-6451
                  A785 TOWNE CENTRE DR
                  SAN DIEGO CA 92121-1968                   CLASS Q        6.70%       0.13%

                  TRUSTLYNX & CO
                  A/C # 00M67
                  TRUSTLYNX
                  TO BOX 173736
                  DENVER CO 80217-3736                      CLASS Q       32.90%       0.66%
----------------------------------------------------------------------------------------------
ING GLOBAL EQUITY ING LIFE INSURANCE & ANNUITY CO**
DIVIDEND FUND     151 FARMINGTON AVE
                  HARTFORD CT 06156-0001                    CLASS A       89.60%      67.42%
----------------------------------------------------------------------------------------------
ING GLOBAL EQUITY 1773&S FOR THE SOLE BENEFIT OF
DIVIDEND FUND     ITS CUSTOMERS
                  ATTN FUND ADMINISTRATION 98362
                  4800 DEER LAKE DR
                  EAST 3RD FL                               CLASS B       10.57%       1.90%
                  JACKSONVILLE FL 32246-6484

                  LPL FINANCIAL SERVICES
                  A/C 1926-0414
                  9785 TOWNE CENTRE DR
                  SAN DIEGO CA 92121-1968                   CLASS B        6.98%       1.25%

                  PERSHING LLC
                  P.O. BOX 2052
                  JERSEY CITY NJ 07303-2052                 CLASS B        5.72%       1.03%
----------------------------------------------------------------------------------------------
ING GLOBAL EQUITY MLPF & S FOR THE SOLE BENEFIT
DIVIDEND FUND     OF THE CUSTOMERS
                  ATTN: FUND ADMINISTRATION 98362
                  4800 DEER LAKE DR
                  EAST 3RD FLOOR
                  JACKSONVILLE FL 32246-6484                CLASS C       11.35%       1.18%

                  STERNE AGEE & LEACH INC
                  A/C 4443-8750
                  813 SHADES CREEK PKWY
                  BIRMINGHAM AL 35209-4542                  CLASS C        7.59%       0.79%
----------------------------------------------------------------------------------------------

                                                           CLASS AND
                                                             RECORD    PERCENTAGE   PERCENTAGE
       FUND                     ADDRESS                    OWNERSHIP    OF CLASS     OF FUND
----------------------------------------------------------------------------------------------
                  STERNE AGEE & LEACH INC
                  A/C 8576-4934
                  813 SHADES CREEK PKWY
                  BIRMINGHAM AL 35209-4542                  CLASS C        7.50%       0.78%

                  STERNE AGEE & LEACH INC
                  A/C 6709-8985
                  813 SHADES CREEK PKWY
                  BIRMINGHAM AL 35209-4542                  CLASS C        8.23%       0.86%

                  STERNE AGEE & LEACH INC
                  A/C 1747-4801
                  813 SHADES CREEK PKWY
                  BIRMINGHAM AL 35209-4542                  CLASS C        7.40%       0.77%

                  UBS FINANCIAL SERVICES INC. FBO
                  HERSEY HAWKINS
                  JENNIFER HAWKINS
                  INSIGHTONE
                  6726 TREE HILL RD
                  MATTHEWS NC 28104-6077                    CLASS C        8.77%       0.91%
----------------------------------------------------------------------------------------------
ING GLOBAL EQUITY BEAR STEARNS SECURITIES CORP*
DIVIDEND FUND     FBO 636-51167-11
                  1 METROTECH CTR N
                  BROOKLYN NY 11201-3870                    CLASS C        5.82%       0.61%

                  AMY ELIZABETH BENDIXEN
                  SUBJECT TO DST TOD RULES
                  10327 BROADMOOR CT
                  APT 912
                  OMAHA NE 68814-4836                       CLASS C        7.68%       0.80%
----------------------------------------------------------------------------------------------
ING GLOBAL EQUITY ING INVESTMENTS LLC
DIVIDEND FUND     ATTN: LYDIA HOMER
                  7337 E DOUBLETREE RANCH RD
                  SCOTTSDALE AZ 85258-2160                  CLASS I      100.00%       0.00%
----------------------------------------------------------------------------------------------
ING GLOBAL EQUITY ING INVESTMENTS LLC
DIVIDEND FUND     ATTN: LYDIA HOMER
                  7337 E DOUBLETREE RANCH RD
                  SCOTTSDALE AZ 85258-2160                  CLASS Q      100.00%       0.00%
----------------------------------------------------------------------------------------------
ING GLOBAL REAL   NATIONAL NEDERLANDEN INTERVEST**
ESTATE FUND       II BV C/O PETER ROOZENBOOM
                  ING REAL ESTATE
                  SCENKKADE 65 DEN HAGUE
                  PO BOX 90463
                  2509 LL
                  DEN HAGUE NETHERLANDS                     CLASS A       73.85%      67.94%
----------------------------------------------------------------------------------------------
ING GLOBAL REAL   NFSC FEBO # 0S3-000248
ESTATE FUND       MICHAEL C HAWLEY
                  WINNIFRED H HAWLEY
                  42 CHESTNUT ST
                  BOSTON MA 02108-3507                      CLASS C        8.98%       0.38%

                  NFSC FEBO # 0S3-005088
                  TUAN HA-NGOC
                  8 KITSON PARK DR
                  LEXINGTON MA 02421-8109                   CLASS C        5.38%       0.23%
----------------------------------------------------------------------------------------------

                                                           CLASS AND
                                                             RECORD    PERCENTAGE   PERCENTAGE
       FUND                     ADDRESS                    OWNERSHIP    OF CLASS     OF FUND
----------------------------------------------------------------------------------------------
                  NFSC FEBO # 0S3-028541
                  GARY J BOWEN
                  BARBARA BOWEN
                  90 MARLBOROUGH ST
                  APT 7
                  BOSTON MA 02116-2021                      CLASS C        7.47%       0.32%
----------------------------------------------------------------------------------------------
ING INTERNATIONAL PRUDENTIAL SECURITIES INC
FUND              SPECIAL CUSTODY ACCT FOR THE
                  EXCLUSIVE BENEFIT OF CUSTOMERS-PC
                  ATTN MUTUAL FUNDS
                  1 NEW YORK PLAZA
                  NEW YORK NY 10004-1901                    CLASS A        9.07%       4.77%

                  ING LIFE INSURANCE & ANNUITY CO
                  151 FARMINGTON AVE
                  HARTFORD CT 06156-0001                    CLASS A       23.93%      12.57%
----------------------------------------------------------------------------------------------
ING INTERNATIONAL CITIGROUP GLOBAL MARKETS, INC.
FUND              A/C# 00109801250
                  ATTN: PETER BOOTH, 7TH FLOOR
                  333 W 34TH ST
                  NEW YORK NY 10001-2402                    CLASS B        6.95%       0.96%

                  MLPF&S FOR THE SOLE BENEFIT OF ITS
                  CUSTOMERS A/C 72885A40
                  ATTN: FUND ADMINISTRATION
                  4800 DEER LAKE DRIVE
                  EAST 2ND FLOOR
                  JACKSONVILLE FL 32246-6484                CLASS B       17.25%       2.38%
----------------------------------------------------------------------------------------------
ING INTERNATIONAL CITIGROUP GLOBAL MARKETS, INC.
FUND              A/C# 00109801250
                  ATTN: PETER BOOTH, 7TH FLOOR
                  333 W 34TH ST
                  NEW YORK NY 10001-2402                     CLASS C       9.96%       1.58%

                  MLPF&S FOR THE SOLE BENEFIT OF ITS
                  CUSTOMERS
                  ATTN: FUND ADMINISTRATION
                  4800 DEER LAKE DRIVE
                  EAST 2ND FLOOR
                  JACKSONVILLE FL 32246-6484                CLASS C       43.34%       6.89%
----------------------------------------------------------------------------------------------
ING INTERNATIONAL ING NATIONAL TRUST*
FUND              151 FARMINGTON AVE #41
                  HARFORD CT 06156-0001                     CLASS I       99.81%      12.14%
----------------------------------------------------------------------------------------------
ING INTERNATIONAL CHARLES SCHWAB & CO INC
FUND              101 MONTGOMERY STREET
                  11TH FLOOR
                  SAN FRANCISCO CA 94104-4122               CLASS Q       10.28%       0.62%

                  ING NATIONAL TRUST*
                  151 FARMINGTON AVE #41
                  HARFORD CT 06156-0001                     CLASS Q       81.61%       4.92%
----------------------------------------------------------------------------------------------
ING INTERNATIONAL MLPF & S FOR THE SOLE BENEFIT
SMALLCAP GROWTH   OF THE CUSTOMERS
FUND              ATTN: FUND ADMINISTRATION
                  4800 DEER LAKE DRIVE
                  EAST 3RD FLOOR                            CLASS A       18.00%       8.24%
----------------------------------------------------------------------------------------------

                                                           CLASS AND
                                                             RECORD    PERCENTAGE   PERCENTAGE
       FUND                     ADDRESS                    OWNERSHIP    OF CLASS     OF FUND
----------------------------------------------------------------------------------------------
                  JACKSONVILLE FL 32246-6484

                  ING NATIONAL TRUST*
                  151 FARMINGTON AVE #41
                  HARFORD CT 06156-0001                     CLASS A        5.04%       2.31%

                  CHARLES SCHWAB & CO INC
                  CLEARING ACCOUNT
                  FBO OF THEIR CUSTOMERS
                  101 MONTGOMERY ST
                  SAN FRANCISCO CA 94104-4122               CLASS A        5.50%       2.51%
----------------------------------------------------------------------------------------------
ING INTERNATIONAL CITIGROUP GLOBAL MARKETS, INC.
SMALLCAP GROWTH   A/C# 00109801250
FUND              ATTN: PETER BOOTH, 7TH FLOOR
                  333 W 34TH ST
                  NEW YORK NY 10001-2402                    CLASS B        5.01%       0.91%

                  MLPF & S FOR THE SOLE BENEFIT
                  OF THE CUSTOMERS
                  ATTN: FUND ADMINISTRATION
                  4800 DEER LAKE DRIVE
                  EAST 3RD FLOOR
                  JACKSONVILLE FL 32246-6484                CLASS B       17.14%       3.11%
----------------------------------------------------------------------------------------------
ING INTERNATIONAL CITIGROUP GLOBAL MARKETS, INC.
SMALLCAP GROWTH   A/C# 00109801250
FUND              ATTN: PETER BOOTH, 7TH FLOOR
                  333 W 34TH ST
                  NEW YORK NY 10001-2402                    CLASS C        5.37%       0.78%

                  MLPF & S FOR THE SOLE BENEFIT
                  OF THE CUSTOMERS
                  ATTN: FUND ADMINISTRATION
                  4800 DEER LAKE DRIVE
                  EAST 3RD FLOOR
                  JACKSONVILLE FL 32246-6484                CLASS C       18.68%       2.73%
----------------------------------------------------------------------------------------------
ING INTERNATIONAL CHARLES SCHWAB & CO INC
SMALLCAP GROWTH   101 MONTGOMERY STREET
FUND              11TH FLOOR
                  SAN FRANCISCO CA 94104-4122               CLASS Q       61.33%      13.28%

                  EQUITABLE LIFE FOR SEPARATE
                  ACCOUNT 65 ON BEHALF OF
                  VARIOUS EXPEDITER 401K PLANS
                  200 PLAZA DR HM-2
                  ATTN: KEN BUTKA
                  SECAUCUS NJ 07094-3607                    CLASS Q        7.69%       1.67%
----------------------------------------------------------------------------------------------
ING INTERNATIONAL MLPF&S FOR THE SOLE BENEFIT OF ITS
VALUE FUND        CUSTOMERS
                  ATTN: FUND ADMINISTRATION
                  4800 DEER LAKE DRIVE
                  EAST 2ND FLOOR
                  JACKSONVILLE FL 32246-6484                CLASS A       27.30%      14.23%

                  CHARLES SCHWAB & CO INC
                  SPECIAL CUSTODY ACCT FOR THE
                  EXCLUSIVE BENEFIT OF CUSTOMERS
                  ATTN MUTUAL FUNDS
                  101 MONTGOMERY ST
                  SAN FRANCISCO CA 94104-4122                CLASS A       6.06%       3.16%
----------------------------------------------------------------------------------------------

                                                           CLASS AND
                                                             RECORD    PERCENTAGE   PERCENTAGE
       FUND                     ADDRESS                    OWNERSHIP    OF CLASS     OF FUND
----------------------------------------------------------------------------------------------
ING INTERNATIONAL CITIGROUP GLOBAL MARKETS, INC.
VALUE FUND        A/C# 00109801250
                  ATTN: PETER BOOTH, 7TH FLOOR              CLASS B        8.89%       1.14%
                  333 W 34TH ST
                  NEW YORK NY 10001-2402

                  MLPF&S FOR THE SOLE BENEFIT OF ITS
                  CUSTOMERS
                  ATTN: FUND ADMINISTRATION                 CLASS B       22.06%       2.83%
                  4800 DEER LAKE DRIVE
                  EAST 2ND FLOOR
                  JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------
ING INTERNATIONAL CITIGROUP GLOBAL MARKETS, INC.
VALUE FUND        A/C# 00109801250
                  ATTN: PETER BOOTH, 7TH FLOOR              CLASS C       16.11%       3.08%
                  333 W 34TH ST
                  NEW YORK NY 10001-2402

                  MLPF&S FOR THE SOLE BENEFIT OF ITS
                  CUSTOMERS
                  ATTN: FUND ADMINISTRATION                 CLASS C        3.08%       4.71%
                  4800 DEER LAKE DRIVE
                  EAST 2ND FLOOR
                  JACKSONVILLE FL 32246-6484
----------------------------------------------------------------------------------------------
ING INTERNATIONAL ING NATIONAL TRUST*
VALUE FUND        151 FARMINGTON AVE #41                    CLASS I        5.45%       0.83%
                  HARFORD CT 06156-0001

                  CHARLES SCHWAB & CO INC
                  SPECIAL CUSTODY ACCT FOR THE
                  EXCLUSIVE BENE OF WHEAT FIRST UNION
                  ATTN MUTUAL FUNDS                         CLASS I       42.80%       6.53%
                  101 MONTGOMERY ST
                  SAN FRANCISCO CA 94104-4122

                  MAC & CO BNCF3308002
                  MUTUAL FUNDS OPS-TC                       CLASS I        5.48%       0.84%
                  PO BOX 3198
                  PITTSBURGH PA 15230-3198

                  LASALLE BANK NATIONAL
                  ASSOCIATIONOMNIBUS 76                     CLASS I        9.40%       1.44%
                  PO BOX 1443
                  CHICAGO IL 60690-1443
----------------------------------------------------------------------------------------------
ING INTERNATIONAL PERSHING LLC
VALUE FUND        PO BOX 2052                               CLASS Q        6.35%       0.06%
                  JERSEY CITY NJ 07303-2052

                  PERSHING LLC
                  PO BOX 2052                               CLASS Q       17.30%       0.15%
                  JERSEY CITY NJ 07303-2052
----------------------------------------------------------------------------------------------
ING INTERNATIONAL FIRST UNION NATIONAL BANK
                  OMNIBUS CASH CASH                         CLASS Q       11.97%       0.10%
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                        CLASS AND
                                                                          RECORD            PERCENTAGE    PERCENTAGE
      FUND                          ADDRESS                             OWNERSHIP            OF CLASS      OF FUND
--------------------------------------------------------------------------------------------------------------------
VALUE FUND            A/C # 9999999980
                      1525 W WT HARRIS BLVD #CMG-1151
                      CHARLOTTE NC 28262-8522

                      MERCANTILE SAFE DEPOSIT & TRUST CO*
                      FBO LIFEBRIDGE HEALTH
                      A/C 3353907                                        CLASS Q               6.96%         0.06%
                      766 OLD HAMMONDS FERRY RD
                      LINTHICUM MD 21090-1317
--------------------------------------------------------------------------------------------------------------------
                      CHARLES SCHWAB & CO INC
                      REINVEST ACCOUNT
                      ATT MUTUAL FUND DEPT                               CLASS A              19.06%        18.43%
ING PRECIOUS          101 MONTGOMERY ST
METALS FUND           SAN FRANCISCO CA 94104-4122
--------------------------------------------------------------------------------------------------------------------
                      CHARLES SCHWAB & CO INC
                      REINVEST ACCOUNT
                      ATT MUTUAL FUND DEPT                               CLASS A              10.41%        10.61%
                      101 MONTGOMERY ST
                      SAN FRANCISCO CA 94104-4122

                      NFSC FEBO # X99-335649
                      ROBERT Q CRADDOCK
                      NORWOOD CLINIC                                     CLASS A               7.87%         8.02%
                      BOX C-230
ING RUSSIA FUND       BIRMINGHAM A AL 35283
--------------------------------------------------------------------------------------------------------------------
                      MLPF & S FOR THE SOLE BENEFIT
                      OF THE CUSTOMERS
                      ATTN: FUND ADMINISTRATION                          CLASS A              39.35%        15.37%
                      4800 DEER LAKE DRIVE
ING WORLDWIDE         EAST 3RD FLOOR
GROWTH FUND           JACKSONVILLE FL 32246-6484
--------------------------------------------------------------------------------------------------------------------
                      CITIGROUP GLOBAL MARKETS, INC.
                      A/C# 00109801250
                      ATTN: PETER BOOTH, 7TH FLOOR                       CLASS B               8.02%         2.00%
                      333 W 34TH ST
                      NEW YORK NY 10001-2402

                      MLPF & S FOR THE SOLE BENEFIT
                      OF THE CUSTOMERS
                      ATTN: FUND ADMINISTRATION                          CLASS B              25.83%         6.45%
                      4800 DEER LAKE DRIVE
ING WORLDWIDE         EAST 3RD FLOOR
GROWTH FUND           JACKSONVILLE FL 32246-6484
--------------------------------------------------------------------------------------------------------------------
                      MLPF & S FOR THE SOLE BENEFIT
                      OF THE CUSTOMERS
                      ATTN: FUND ADMINISTRATION                          CLASS C              54.65%        17.00%
                      4800 DEER LAKE DRIVE
ING WORLDWIDE         EAST 3RD FLOOR
GROWTH FUND           JACKSONVILLE FL 32246-6484
--------------------------------------------------------------------------------------------------------------------
                      CHARLES SCHWAB & CO INC
                      101 MONTGOMERY ST
                      11TH FLOOR                                         CLASS Q              19.26%         0.81%
                      SAN FRANCISCO CA 94104-4122

                      EQUITABLE LIFE FOR SEPARATE
ING WORLDWIDE         ACCOUNT 65 ON BEHALF OF                            CLASS Q               7.51%         0.32%
GROWTH FUND           VARIOUS EXPEDITER 401K PLANS
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                        CLASS AND
                                                                          RECORD            PERCENTAGE    PERCENTAGE
         FUND                    ADDRESS                                OWNERSHIP            OF CLASS      OF FUND
--------------------------------------------------------------------------------------------------------------------
                      200 PLAZA DR HM-2
                      ATTN: KEN BUTKA
                      SECAUCUS NJ 07094-3607

                      RELIANCE TRUST COMPANY CUST*                       CLASS Q               7.97%         0.34%
                      FBO ING AMERICAS DEFERRED COMP
                      SAVINGS PLAN
                      PO BOX 48529
                      ATLANTA GA 30362-1529
--------------------------------------------------------------------------------------------------------------------


* Beneficial Owner

** May be deemed to be a Control Person

INVESTMENT ADVISER


         The investment adviser for the ING Funds is ING Investments, LLC ("Investment Adviser" or "ING Investments"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Investment Adviser, subject to the authority of the Trustees of the ING Funds, has the overall responsibility for the management of each ING Fund's portfolio subject to delegation of certain responsibilities to other investment advisers (each a "Sub-Adviser" and collectively, "Sub-Advisers"): Julius Baer Investment Management, Inc. ("JBIM") as the Sub-Adviser to the Foreign Fund; Aeltus Investment Management, Inc. ("ING Aeltus") as Sub-Adviser to the International Fund, Precious Metals Fund and Worldwide Growth Fund; Brandes Investment Partners, LLC ("Brandes") as the Sub-Adviser to the International Value Fund; Nicholas-Applegate Capital Management ("NACM") as the Sub-Adviser to the International SmallCap Growth Fund; ING Investment Management Advisors B.V. ("IIMA") as the Sub-Adviser to the Russia Fund, Global Equity Dividend Fund and Emerging Countries Fund; and ING Clarion Real Estate Securities, ("CRA") as the Sub-Adviser to the Global Real Estate Fund. The Investment Adviser is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Groep N.V."). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


         On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Prior to April 30, 2001, ING Mutual Funds Management Co. LLC ("IMFC") served as investment adviser to certain of the ING Funds. On April 30, 2001, IMFC, an indirect wholly owned subsidiary of ING Groep N.V. that had been under common control with the Investment Adviser, merged with the Investment Adviser.

         The Investment Adviser serves pursuant to a separate Investment Management Agreement between the Investment Adviser and each Trust. The Investment Management Agreement requires the Investment Adviser to oversee the provision of all investment advisory and portfolio management services for each of the ING Funds, respectively. Pursuant to a sub-advisory agreement (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") the Investment Adviser has delegated certain management responsibilities to certain Sub-Advisers for each of the ING Funds. The Investment Adviser oversees the investment management of the Sub-Advisers for the ING Funds.

         Each Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of each Fund's assets and the purchase or sale of its portfolio securities. The Investment Adviser also provides investment research and analysis. Each Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

         Prior to August 1, 2003, the International Fund, Precious Metals Fund and Worldwide Growth Fund were directly managed by the Investment Adviser. ING has undertaken an internal reorganization that, among other things, integrated certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes Aeltus Investment Management, Inc. ("ING Aeltus"). On August 1, 2003, ING Aeltus became the sub-adviser to the International Fund, Precious Metals Fund and Worldwide Growth Fund. One of the primary purposes of the integration plan was to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Funds. As a result of this integration plan the operational and supervisory functions of the Funds' Investment Management Agreements were separated from the portfolio management functions related to the Funds, with the former continuing to be provided by the Investment Adviser and the latter provided by ING Aeltus. The portfolio management personnel for these Funds did not change as a result of this internal reorganization.

         After an initial term of two years, each Investment Management Agreement and Sub-Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.


         In connection with their deliberations relating to each Fund's (except Foreign Fund and Global Equity Dividend Fund) current Investment Management Agreement and Sub-Advisory Agreement with Brandes, NACM, IIMA, and Clarion, as applicable, the Board, including the Independent Trustees, considered information that had been provided by ING Investments and the Sub-Advisers to the ING Funds that engage them. In considering the Investment Management Agreements and Sub-Advisory Agreements, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board in reviewing the Investment Management Agreements included, but were not limited to, the following: (1) the performance of each Fund compared to performance of a peer group of funds; (2) the nature and quality of the services provided by ING Investments to the ING Funds; (3) the fairness of the compensation under the Investment Management Agreements in light of the services provided to the ING Funds; (4) the profitability to ING Investments from the Investment Management Agreements; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; (6) the expenses borne by the Funds and a comparison of each Fund's fees and expenses to those of a peer group of funds; and (7) ING Investments' compliance capabilities and efforts on behalf of each Fund. The Board also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.


         In considering each Investment Management Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling. However, the Independent Trustees indicated that, generally, they initially scrutinized the performance of each Fund, including performance in relation to a peer group of funds and in relation to a benchmark index or a combination of indexes, and the fees paid by the Fund. With respect to ING Funds that had relatively poor performance in relation to a peer group of funds, the Independent Trustees considered the reasons given by management and the actions undertaken, or contemplated, by management to improve such performance.

         The factors considered by the Board in reviewing the Sub-Advisory Agreements (except Foreign Fund, Global Equity Dividend Fund, International Fund, Precious Metals Fund and Worldwide Growth Fund) with Brandes, NACM, IIMA, and Clarion included, but were not limited to, the following: (1) the performance of the Funds; (2) the nature and quality of the services provided by the Sub-Advisers; (3) the fairness of the compensation under the Sub-Advisory Agreements in light of the services provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of each Sub-Adviser; and (5) the costs for the services of the Sub-Adviser. The Board also considered the advisory fee retained by ING Investments for its services to Funds.

         The factors considered by the Board in reviewing the Sub-Advisory Agreement dated August 1, 2003 with ING Aeltus for each of the Emerging Countries Fund, Precious Metals Fund and Worldwide Growth Fund included, but were not limited to, the following: (1) the centralization of asset managers allows ING to access and leverage the capabilities of its portfolio management personnel among all subsidiaries; (2) the reorganization facilitates more effective use of research and trading facilities and capabilities for greater efficiency; (3) the consolidation of portfolio management personnel within one entity permits certain future changes in portfolio managers without the potential expense of shareholder proxy solicitations; and (4) the reorganization can help ING Aeltus to build a larger, more coherent management structure and to retain and attract highly qualified portfolio mangers. The Board noted that ING Aeltus had taken steps to ameliorate any disadvantages, which might result from the reorganization. In addition, the Board considered; (1) the current portfolio managers will remain and continue to provide services under the direction of ING Aeltus; (2) that the nature and quality of the services to be provided by ING Aeltus including ING Aeltus's extensive investment management experience and the quality of services provided to the other mutual funds advised by ING Aeltus;
(3) the fairness of the compensation under the Sub-Advisory Agreement, in light of the services being provided; (4) the personnel, operations, financial condition, and investment management capabilities and methodologies of ING Aeltus after the reorganization; (5) the expectation of management that the reorganization enables ING Aeltus to attract additional highly qualified personnel and to leverage its portfolio management resources and trading and research capabilities; and (6) compensation and the fact that the cost of ING Aeltus be paid by the Adviser and not directly by the Fund. The Board also considered the advisory fee to be retained by ING Investment for its oversight and monitoring service that will be provided to the sub-advised Funds. After considering ING Investments' recommendation and these other factors, the Board concluded that engaging ING Aeltus, as Sub-Adviser would be in the best interests of the Trust and its shareholders.

         In connection with its deliberations relating to the approval of the Foreign Fund's and Global Equity Dividend Fund's Investment Management Agreements and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered information that had been provided by ING Investments and the Sub-Advisers to the Funds. In considering the Investment Management Agreements and Sub-Advisory Agreements, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board in reviewing the Investment Management Agreements and Sub-Advisory Agreements included, but were not limited to, the following: (1) the nature and quality of the services to be provided by ING Investments to each Fund under the Investment Management Agreements; (2) the nature and quality of the services to be provided by the Sub-Advisers to the Funds under the Sub-Advisory Agreements; (3) prior performance of similar accounts managed by each Sub-Adviser with comparable investment objectives and strategies to each Fund compared to a peer group of funds; (4) the fairness of the compensation under the Investment Management Agreements and Sub-Advisory Agreements in light of the services to be provided by ING Investments and the Sub-Advisers to the Funds; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments and the Sub-Advisers; (6) ING Investments' and the Sub-Advisers' compliance capabilities; (7) the expenses to be borne by shareholders of the Funds; and (8) the expense limitation arrangements to which management committed for the Funds.

         In approving the proposed agreements for the Foreign Fund and the Global Equity Dividend Fund, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling. The Board concluded that the fees to be paid to ING Investments and the Sub-Advisers are reasonable in relation to the services to be rendered, and that the anticipated expenses to be borne by the shareholders were reasonable. The Board further determined that the contractual arrangements offer an appropriate means for the Funds to obtain high quality portfolio management services in furtherance of each Fund's objectives, and to obtain other appropriate services for the Funds.

         In reviewing the terms of each Investment Management Agreement and each Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management Agreements and Sub-Advisory Agreements, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management Agreements and Sub-Advisory Agreements are in the best interests of the Funds and their shareholders and that the Advisory and Sub-Advisory fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of each Fund, including the unanimous vote of the Independent Trustees, approved the Investment Management Agreements and Sub-Advisory Agreements.

         Each Investment Management Agreement is terminable without penalty upon notice given by the Board or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon notice given by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).


         As of December 31, 2003, ING Investments had assets under management of over $36.6 billion.





                             INVESTMENT ADVISER FEES

         The Investment Adviser bears the expense of providing its services, and pays the fees of the Sub-Adviser (if any). For its services, each Fund pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:

           FUND                                                  ANNUAL INVESTMENT ADVISER FEE
Emerging Countries              1.25% of the Fund's average daily net assets

Foreign                         1.00% of the first $500 million of the Fund's average daily net assets, 0.90% of the Fund's average daily net assets in excess of $500 million.

Global Equity Dividend          0.70% of the Fund's average daily net assets

Global Real Estate              1.00% of the Fund's average daily net assets

International                   1.00% of the Fund's average daily net assets

International SmallCap Growth   1.00% of the first $500 million of the Fund's average daily net assets, 0.90% of the next $500 million of the Fund's average daily net assets, and 0.85% of the Fund's average daily net assets in excess of $1 billion

International Value             1.00% of the Fund's average daily net assets

Precious Metals                 1.00% on the first $50 million of the Fund's average daily net assets and 0.75%

           FUND                                                  ANNUAL INVESTMENT ADVISER FEE
                                thereafter

Russia                          1.25% of the Fund's average daily net assets

Worldwide Growth                1.00% of the first $500 million of the Fund's average daily net assets, 0.90% of the next $500 million of the Fund's average daily net assets, and 0.85% of the Fund's average daily net assets in excess of $1 billion

                            TOTAL ADVISORY FEES PAID

         The following charts set forth the total amounts the Funds paid to the Investment Adviser for the last three fiscal years:


---------------------------------------------------------------------------------------------
            FUND                   OCTOBER 31, 2003     OCTOBER 31, 2002     OCTOBER 31, 2001
---------------------------------------------------------------------------------------------
Emerging Countries                  $    1,361,309       $    1,620,152       $    1,924,552
---------------------------------------------------------------------------------------------
Foreign (1)                         $       17,306                  N/A                  N/A
---------------------------------------------------------------------------------------------
Global Equity Dividend (2)          $        3,552                  N/A                  N/A
---------------------------------------------------------------------------------------------
Global Real Estate                  $      328,575       $      276,570                  N/A
---------------------------------------------------------------------------------------------
International                       $      810,521       $      583,867       $      421,204
---------------------------------------------------------------------------------------------
International SmallCap Growth       $    2,988,646       $    3,749,882       $    5,329,734
---------------------------------------------------------------------------------------------
International Value                 $   27,273,090       $   29,848,739       $   23,993,859
---------------------------------------------------------------------------------------------
Precious Metals                     $      752,719       $      692,736       $      516,587
---------------------------------------------------------------------------------------------
Russia                              $    1,497,490       $    1,148,497       $      594,656
---------------------------------------------------------------------------------------------
Worldwide Growth                    $    1,541,226       $    2,596,016       $    4,723,391
---------------------------------------------------------------------------------------------


-----------------------------

(1) Commenced operations on July 1, 2003.


(2) Commenced operations on September 17, 2003.


SUB-ADVISORY AGREEMENTS

         The Investment Management Agreement for certain ING Funds provides that the Investment Adviser, with the approval of a Trust's Board, may select and employ investment advisers to serve as Sub-Adviser for any ING Fund, and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers and executive salaries and expenses of the Trustees and officers of a Trust who are employees of the Investment Adviser or its affiliates. The Sub-Advisers pay all of their expenses arising from the performance of its obligations under the Sub-Advisory Agreements.

         Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the ING Funds are borne by the ING Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the ING Funds under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of the Investment Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

         The Sub-Advisory Agreements may be terminated without payment of any penalties by the Investment Adviser, the Trustees, on behalf of a Trust, or the shareholders of such Fund upon written notice. Otherwise, after an initial term of two years, the Sub-Advisory Agreements will remain in effect for from year to year, subject to the annual approval of the appropriate Board, on behalf of a Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees, on behalf of a Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.

         The Trust and the Investment Adviser have received an exemptive order from the SEC that allows the Investment Adviser to enter into new investment sub-advisory contracts on behalf of the Foreign Fund and Global Equity Dividend Fund ("Portfolio Management Agreements") and to make material changes on behalf of the Foreign Fund and Global Equity Dividend Fund to Portfolio Management Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with sub-advisers on behalf of the Foreign Fund and Global Equity Dividend Fund. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within 90 days of the change. The Investment Adviser remains responsible for providing general management services to the Foreign Fund and Global Equity Dividend Fund, including overall supervisory responsibility for the general management and investment of the Foreign Fund's and Global Equity Dividend Funds' assets, and, subject to the review and approval of the Board, will among other things: (i) set the Foreign Fund's and Global Equity Dividend Fund's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Foreign Fund's and Global Equity Dividend Fund's assets; (iii) when appropriate, allocate and reallocate the Foreign Fund's and Global Equity Dividend Fund's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Foreign Fund's and Global Equity Dividend Fund's investment objectives, policies, and restrictions.

         Pursuant to a Sub-Advisory Agreement dated August 1, 2003 between ING Investments and ING Aeltus, ING Aeltus acts as Sub-Adviser to International Fund, Precious Metals Fund and Worldwide Growth Fund. In this capacity, ING Aeltus, subject to the supervision and control of the Investment Adviser and the Trustees of the Funds, on behalf of the Funds, manages each Fund's portfolio investments consistently with the Fund's investment objective, and executes any of the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. ING Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3602. ING Aeltus is an affiliate of the Investment Adviser and an indirect wholly owned subsidiary of ING Groep N.V.


         Pursuant to a Sub-Advisory Agreement dated May 28, 2003 between ING Investments and JBIM, JBIM acts as Sub-Adviser to Foreign Fund. In this capacity, JBIM, subject to the supervision and control of ING Investments and the Trustees of the Fund, manages the Fund's portfolio investments, consistently with its investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by ING Investments. JBIM's address is 330 Madison Avenue, New York, NY 10017.


         Pursuant to a Sub-Advisory Agreement dated January 30, 2002 between ING Investments and Brandes, Brandes acts as Sub-Adviser to International Value Fund. In this capacity, Brandes, subject to the supervision and control of ING Investments and the Trustees of the Fund, manages the Fund's portfolio investments, consistently with its investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by ING Investments. Brandes' address is 11988 El Camino Real Ste. 500, P.O. Box 919048, San Diego, California 92191. Charles Brandes, who controls the general partner of Brandes, serves as one of the Managing Directors of Brandes.

         Pursuant to a Sub-Advisory Agreement dated October 29, 1999 between ING Investments and NACM, NACM acts as Sub-Adviser to International SmallCap Growth Fund. In this capacity, NACM, subject to the supervision and control of ING Investments and the Trustees of the Fund, manages the Fund's portfolio investments, consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. NACM's address is 600 West Broadway, 30th Floor, San Diego, California 92101. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership, the general partner of which is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation owned by Arthur Nicholas.

         Pursuant to a Sub-Advisory Agreement dated December 5, 2002 (Russia Fund and Emerging Countries Fund) and September 2, 2003 (Global Equity Dividend
Fund) between ING Investments and IIMA, IIMA serves as Sub-Adviser to the Global Equity Dividend Fund, Russia Fund and Emerging Countries Fund. In this capacity, IIMA, subject to the supervision and control of the Investment Adviser and the Trustees of the Funds, on behalf of the Funds, manages the Funds' portfolio investments consistently with the Fund's investment objective, and executes any of the Funds' investment policies that it deems appropriate to utilize from time to time. Located at Prinses Beatrixlaan 15, 2595 AK, The Hague, The Netherlands, IIMA operates under the collective management of ING Investment Management.


         Pursuant to a Sub-Advisory Agreement between ING Investments and CRA dated September 23, 2002, CRA serves as Sub-Adviser to the Global Real Estate Fund. In this capacity, CRA, subject to the supervision and control of the Investment Adviser and the Trustees of the Fund, on behalf of the Fund, manages the Fund's portfolio investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Located at 259 Radnor-Chestor Road, Radnor, PA 19087, CRA is in the business of providing investment advice to institutional and individual clients. CRA is an indirect wholly-owned subsidiary of ING Groep, N.V. and is an affiliate of ING Investments.


         As compensation to each Sub-Adviser for its services, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:




        FUND                                                          ANNUAL SUB-ADVISORY FEE
Emerging Countries                    0.575% of the Fund's averaged daily net assets

Foreign                               0.45% of the first $500 million of the Fund's average daily net assets, 0.40% of the Fund's average daily net assets in excess of $500 million.

Global Equity Dividend                0.20% of the Fund's average daily net assets

           FUND                                                       ANNUAL SUB-ADVISORY FEE
Global Real Estate                    0.50% of the Fund's average daily net assets

International                         0.4500% of the Fund's average daily net assets

International SmallCap Growth         0.50% of the first $500 million of the Fund's average daily net assets, 0.45% of the next $500 million of the Fund's average daily net assets, and 0.425% of the Fund's average daily net assets in excess of $1 billion

International Value                   0.50% of the Fund's average daily net assets

Precious Metals                       0.4500% of the first $50 million of the Fund's average daily net assets and 0.3375% of the
                                      Fund's average daily net assets in excess of $50 million
Russia                                0.60% of the Fund's average daily net assets

Worldwide Growth                      0.4500% of the first $500 million of the Fund's average daily net assets, 0.4050% of the next
                                      $500 million of the Fund's average daily net assets and 0.3825% of the Fund's average daily net assets in excess of $1 billion





TOTAL SUB-ADVISORY FEES PAID BY THE INVESTMENT ADVISER DURING THE FISCAL YEAR
ENDED:


--------------------------------------------------------------------------------------------
                                                           OCTOBER 31
                                    --------------------------------------------------------
             FUND                        2003                  2002                2001
--------------------------------------------------------------------------------------------
Emerging Countries (1)              $      566,701                    -                    -
--------------------------------------------------------------------------------------------
Foreign (2)                         $        7,788                  N/A                  N/A
--------------------------------------------------------------------------------------------
Global Equity Dividend (3)          $          307                  N/A                    -
--------------------------------------------------------------------------------------------
Global Real Estate                  $      164,288       $      138,285(4)               N/A
--------------------------------------------------------------------------------------------
International                       $      104,879                    -                    -
--------------------------------------------------------------------------------------------
International SmallCap Growth       $    1,509,323       $    1,874,941       $    2,664,867
--------------------------------------------------------------------------------------------
International Value                 $   13,636,545       $   14,924,369       $   11,996,930
--------------------------------------------------------------------------------------------
Precious Metals                     $       94,461                    -                    -
--------------------------------------------------------------------------------------------
Russia (1)                          $      670,741                    -       $       46,884
--------------------------------------------------------------------------------------------
Worldwide Growth                    $      168,884                    -                    -
--------------------------------------------------------------------------------------------


---------------------


(1) IIMA did not become Sub-Adviser to the Emerging Countries Fund and the Russia Funds until December 5, 2002 and, therefore, the Investment Adviser paid no sub-advisory fees during the fiscal year ended October 31, 2002. The figure shown for 2001 reflects the 11 month period from November 2000 to October 2001.


(2) Commenced operations on July 1, 2003.


(3) Commenced operations on September 17, 2003 .


(4) Reflects 11 month period from November 5, 2001 to October 31, 2002.

PROXY VOTING PROCEDURES

         The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Funds' portfolio securities. The procedures and guidelines delegate to the Investment Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting procedures, which require the Investment Adviser to vote proxies in accordance with a Fund's proxy voting procedures and guidelines, an independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Funds' proxy voting procedures. A copy of the proxy voting procedure guidelines of the Funds, including procedures of the Investment Adviser, is attached hereto as Appendix A. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Fund votes proxies relating to portfolio securities for the one year period ending

June 30th will be made available through the ING Funds' website
(www.ingfunds.com) or by accessing the SEC's EDGAR database (www.sec.gov).

ADMINISTRATION


         ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for the ING Funds, pursuant to the Administrative Services Agreements. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the ING Funds' business, except for those services performed by the Investment Adviser under the Investment Management Agreements, the Sub-Adviser under the Sub-Advisory Agreements, the custodian for the ING Funds under the Custodian Agreements, the transfer agent for the ING Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the ING Funds from time to time. The Administrator acts as a liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the ING Funds operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the ING Funds. The Administrator is an affiliate of the Investment Adviser. ING Funds Services receives an annual administration fee equal to 0.10% of average daily net assets.


         Prior to March 1, 2002, ING Funds Services served as Shareholder Services Agent for the Emerging Countries Fund, International SmallCap Growth Fund and Worldwide Growth Fund pursuant to a shareholder services agreement. Under the terms of the Agreement, ING Funds Services agreed to: (1) review, respond and process correspondence from former or existing shareholder accounts; and (2) receive and respond, in writing if necessary, to telephone calls pertaining to any former, existing or new shareholders and maintain prior recordkeeping regarding such calls and responses. The Agreement did not provide for any services required to be provided by a registered broker-dealer or registered transfer agent.

                         TOTAL ADMINISTRATIVE FEES PAID


--------------------------------------------------------------------------------------------
                                                           OCTOBER 31
                                    --------------------------------------------------------
             FUND                        2003                  2002                2001
--------------------------------------------------------------------------------------------
Emerging Countries                  $      108,905                  N/A                  N/A
--------------------------------------------------------------------------------------------
Foreign (1)                         $        1,731                  N/A                  N/A
--------------------------------------------------------------------------------------------
Global Equity Dividend (2)          $          507                  N/A                  N/A
--------------------------------------------------------------------------------------------
Global Real Estate                  $       32,857       $       27,657(3)               N/A
--------------------------------------------------------------------------------------------
International                       $       81,052       $       58,387       $       45,771
--------------------------------------------------------------------------------------------
International SmallCap Growth       $      298,865                  N/A                  N/A
--------------------------------------------------------------------------------------------
International Value                 $    4,285,739       $    4,425,713       $    3,649,006
--------------------------------------------------------------------------------------------
Precious Metals                     $       83,696       $       75,698       $       72,946
--------------------------------------------------------------------------------------------
Russia                              $      119,799       $       91,880       $       47,476
--------------------------------------------------------------------------------------------
Worldwide Growth                    $      154,123                  N/A                  N/A
--------------------------------------------------------------------------------------------


------------------

(1) Commenced operations on July 1, 2003.


(2) Commenced operations on September 17, 2003.



(3) For the eleven months from November 5, 2001 to October 31, 2002.


                       TOTAL SHAREHOLDER SERVICE FEES PAID

                                       OCTOBER 31
                                 ---------------------
            FUND                  2002(1)       2001
-----------------------------    ---------    --------
Worldwide Growth                 $ 160,919    $ 28,105
International SmallCap Growth    $ 255,591    $ 35,120
Emerging Countries               $  87,417    $ 15,695

--------------------------
(1)  The agreement was terminated effective March 1, 2002.

                          EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into expense limitation agreements with each Fund except International Value Fund, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of these Funds (which excludes interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business, and expenses of any counsel or other persons or services retained by the Trust's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser or Sub-Adviser do not exceed:

            FUND                 CLASS A    CLASS B    CLASS C    CLASS I    CLASS M    CLASS Q
-----------------------------    -------    -------    -------    -------    -------    -------
Emerging Countries                2.25%      2.90%      2.90%       N/A       2.65%      2.15%
Foreign (1)                       1.95%      2.70%      2.70%      1.60%       N/A       1.85%
Global Equity Dividend            1.40%      2.15%      2.15%      1.15%       N/A       1.40%
Global Real Estate                1.75%      2.50%      2.50%       N/A        N/A       1.75%
International (2)                 2.75%      3.50%      3.50%      2.50%       N/A       2.75%
International SmallCap Growth     1.95%      2.60%      2.60%       N/A        N/A       1.85%
Precious Metals                   2.75%       N/A        N/A        N/A        N/A        N/A
Russia                            3.35%      4.10%       N/A        N/A        N/A        N/A
Worldwide Growth                  1.85%      2.50%      2.50%       N/A        N/A       1.75%

--------------------------

(1) Pursuant to a side agreement dated November 11, 2003, ING Investments has lowered the contractual expense limits for Foreign Fund through at least October 31, 2004. The expense limits for the Foreign Fund are 1.70%, 2.45%, 2.45%, 1.35% and 1.60% for Class A, B, C, I and Q, respectively. If, after October 31, 2004 ING Investments elects not to renew the side agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it.

(2) Pursuant to a side agreement dated February 25, 2003, ING Investments has lowered the contractual expense limits for International Fund through at least October 31, 2004. The expense limits for the International Fund are 1.95%, 2.70%, 2.70%, 1.60% and 1.85% for Class A, B, C, I and Q,
     respectively. If, after October 31, 2004 ING Investments elects not to renew the side agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it.

         Each Fund will at a later date reimburse the Investment Adviser for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements. NACM will bear 50% of any fees waived and other expenses assumed pursuant to the expense limitation agreement with respect to International SmallCap Growth Fund for which it serves as Sub-Adviser, and will receive 50% of any recoupment amount with respect to such Fund.

         The expense limitations are contractual and, after the initial term, shall renew automatically for one-year terms unless the Investment Adviser provides written notice of termination of the agreement to a lead Independent Trustee within ninety (90) days' of the end of the then-current term for that Fund or upon termination of the Investment Management Agreement. Each Expense Limitation Agreement may also be terminated by the Trust, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business within ninety (90) days' of the end of the then-current term for a Fund.

DISTRIBUTOR

Shares of each Fund are distributed by ING Funds Distributor, LLC ("ING Funds Distributor" or the "Distributor") pursuant to Underwriting Agreements between each Trust and the Distributor on behalf of each Fund. The Distributor's address is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258. Each Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. Each Trust and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the Securities Act of 1933 (the "1933 Act"). Each Underwriting Agreement will remain in effect from year to year only if, after an initial term, continuance is approved annually by a majority of the Board who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. See the Prospectuses for information on how to purchase and sell shares of the ING Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the ING Funds and have no effect on the net asset value of the ING Funds. The Distributor, like the Investment Adviser, is an indirect, wholly owned subsidiary of ING Groep N.V.

         For the fiscal year ended October 31, 2003, the Distributor received the following amounts in sales charges in connection with the sale of shares:


                                   Class A
                                    Sales
                                   Charges      Class A Sales    Class B     Class C     Class M Sales     Class M Sales
                                   Before       Charges After    Deferred    Deferred    Charges Before    Charges After
                                 Dealer Re-       Dealer Re-      Sales       Sales        Dealer Re-        Dealer Re-
             Fund                 Allowance       Allowance      Charges     Charges        Allowance        Allowance
-----------------------------    -----------    -------------    --------    --------    --------------    -------------
Emerging Countries               $    19,597    $       2,555    $      0    $  9,239    $        1,651    $         236
Foreign (1)                      $    69,601    $       9,074    $      0    $    530               N/A              N/A
Global Equity Dividend (2)       $     1,455    $         190    $      0           0               N/A              N/A
Global Real Estate               $     9,503    $       1,239    $      0           0               N/A              N/A
International                    $    71,849    $       9,368    $      0    $  2,374               N/A              N/A
International SmallCap Growth    $   106,043    $      13,826    $      0    $ 19,327               N/A              N/A
International Value              $     8,391    $       1,094    $      0    $ 74,303               N/A              N/A
Precious Metals                  $   210,718    $      27,473         N/A         N/A               N/A              N/A
Russia                           $ 1,561,108    $     203,533         N/A         N/A               N/A              N/A
Worldwide Growth                 $     8,970    $       1,170    $      0    $ 14,916               N/A              N/A


-------------------------

(1)  The Foreign Fund commenced operations on July 1, 2003.


(2)  The Global Equity Dividend Fund commenced operations on September 17,
     2003.


         For the fiscal year ended October 31, 2002, the Distributor received the following amounts in sales charges in connection with the sale of shares:

                                   Class A
                                    Sales
                                   Charges      Class A Sales    Class B     Class C     Class M Sales     Class M Sales
                                   Before       Charges After    Deferred    Deferred    Charges Before    Charges After
                                  Dealer Re-     Dealer Re-       Sales       Sales        Dealer Re-        Dealer Re-
            Fund                 Allowance        Allowance      Charges     Charges       Allowance         Allowance
-----------------------------    -----------    -------------    --------    --------    --------------    -------------
Emerging Countries               $    23,815    $       3,105    $      0    $  5,021    $        1,620    $         347
Foreign (1)                              N/A              N/A         N/A         N/A               N/A              N/A
Global Real Estate               $     2,608    $         340    $      0    $                      N/A              N/A
Global Equity Dividend (1)               N/A              N/A         N/A         N/A               N/A              N/A
International                    $    68,976    $       8,993    $      0    $  1,067               N/A              N/A
International SmallCap Growth    $   303,602    $      39,583    $      0    $ 14,134               N/A              N/A
International Value              $ 2,400,158    $     312,928    $      0    $144,546               N/A              N/A
Precious Metals                  $   216,739    $      28,258         N/A         N/A               N/A              N/A
Russia                           $ 1,441,929    $     187,996         N/A         N/A               N/A              N/A
Worldwide Growth                 $    34,852    $       4,544    $      0    $ 17,202               N/A              N/A

--------------------------

(1) As of October 31, 2002, Foreign Fund and Global Equity Dividend Fund had not yet commenced operations.



         For the fiscal year ended October 31, 2001, the Distributor received the following amounts in sales charges in connection with the sale of shares:


                                   Class A
                                    Sales
                                   Charges      Class A Sales    Class B     Class C     Class M Sales     Class M Sales
                                   Before       Charges After    Deferred    Deferred    Charges Before    Charges After
                                 Dealer Re-       Dealer Re-      Sales        Sales       Dealer Re-        Dealer Re-
             Fund                 Allowance       Allowance      Charges      Charges      Allowance         Allowance
-----------------------------    -----------    -------------    --------    --------    --------------    -------------
Emerging Countries               $   167,480    $      21,845    $      0    $ 37,235               N/A              N/A
Foreign (1)                              N/A              N/A         N/A         N/A               N/A              N/A
Global Equity Dividend (1)               N/A              N/A         N/A         N/A               N/A              N/A
Global Real Estate (1)                   N/A              N/A         N/A         N/A               N/A              N/A
International                    $   236,607    $      30,862    $      0    $    316               N/A              N/A
International SmallCap Growth    $   689,130    $      89,888    $      0    $148,594               N/A              N/A
International Value              $ 2,455,004    $     320,218    $      0    $264,063               N/A              N/A
Precious Metals                  $    27,210    $       3,549         N/A         N/A               N/A              N/A
Russia                           $ 2,022,736    $     263,829         N/A         N/A               N/A              N/A
Worldwide Growth                 $   258,829    $      33,756    $      0    $119,698               N/A              N/A

----------------------------
(1) As of October 31, 2001 Global Equity Dividend Fund, Global Real Estate Fund and Foreign Fund had not yet commenced operations.


The following table shows all commissions and other compensation received by each principal underwriter, who is an affiliated person of the Funds' or an affiliated person of that affiliated person, directly or indirectly, from the Funds' during the Funds' most recent fiscal year:



Fund                        Name of               Net Underwriting    Compensation on
                            Principal             Discounts and       Redemptions and    Brokerage       Other
                            Underwriter           Commissions         Repurchases        Commissions     Compensation
                            -----------           -----------         -----------        -----------     ------------
International Value         ING Funds             $1,094              $126,751           $27,809         $0
                            Distributor, LLC

Emerging Countries          ING Funds             $2,759              $7,822             $7,170          $0
                            Distributor, LLC

Foreign                     ING Funds             $9,074              $8                 $54             $0
                            Distributor, LLC

Global Equity Dividend      ING Funds             $190                $0                 $0              $0
                            Distributor, LLC

Global Real Estate          ING Funds             $1,239              $102               $181            $0
                            Distributor, LLC

International               ING Funds             $9,368              $5,698             $14,258         $0
                            Distributor, LLC

International SmallCap      ING Funds             $13,826             $129,089           $22,909         $0
Growth                      Distributor, LLC

Precious Metals             ING Funds             $27,473             $12,917            $2,299          $0
                            Distributor, LLC

Russia                      ING Funds             $203,534            $50                $76,067         $0
                            Distributor, LLC

Worldwide Growth            ING Funds             $1,170              $40,601            $687            $0
                            Distributor, LLC

Rider A

The following table shows all commissions and other compensation received by each principal underwriter, who is an affiliated person of the Funds' or an affiliated person of that affiliated person, directly or indirectly, from the Funds' during the Funds' most recent fiscal year:

Fund                        Name of               Net Underwriting    Compensation on
                            Principal             Discounts and       Redemptions and    Brokerage       Other
                            Underwriter           Commissions         Repurchases        Commissions     Compensation
                            -----------           -----------         -----------        -----------     ------------
International Value         ING Funds             $1,094              $126,751           $27,809         $0
                            Distributor, LLC

Emerging Countries          ING Funds             $2,759              $7,822             $7,170          $0
                            Distributor, LLC

Foreign                     ING Funds             $9,074              $8                 $54             $0
                            Distributor, LLC

Global Equity Dividend      ING Funds             $190                $0                 $0              $0
                            Distributor, LLC

Global Real Estate          ING Funds             $1,239              $102               $181            $0
                            Distributor, LLC

International               ING Funds             $9,368              $5,698             $14,258         $0
                            Distributor, LLC

International SmallCap      ING Funds             $13,826             $129,089           $22,909         $0
Growth                      Distributor, LLC

Precious Metals             ING Funds             $27,473             $12,917            $2,299          $0
                            Distributor, LLC

Russia                      ING Funds             $203,534            $50                $76,067         $0
                            Distributor, LLC

Worldwide Growth            ING Funds             $1,170              $40,601            $687            $0
                            Distributor, LLC

                                RULE 12b-1 PLANS

         Each Trust has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to most classes of shares offered by each Fund ("Rule 12b-1 Plans"). The ING Funds intend to operate the Rule 12b-1 Plans in accordance with their terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plans, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of Class A, Class B, Class C, Class M and Class Q shares in amounts as set forth in the following table. The ING Funds do not have a 12b-1 Plan with respect to the institutional class (Class I).

                                       FEES BASED ON AVERAGE DAILY NET ASSETS
                                 ---------------------------------------------------
          FUND                   CLASS A    CLASS B    CLASS C    CLASS M    CLASS Q
-----------------------------    -------    -------    -------    -------    -------
Emerging Countries                0.35%      1.00%      1.00%      0.75%      0.25%
Foreign                           0.25%      1.00%      1.00%       N/A       0.25%
Global Equity Dividend            0.25%      1.00%      1.00%       N/A       0.25%
Global Real Estate                0.25%      1.00%      1.00%       N/A        N/A
International                     0.25%      1.00%      1.00%       N/A       0.25%
International SmallCap Growth     0.35%      1.00%      1.00%       N/A       0.25%
International Value               0.30%      1.00%      1.00%       N/A       0.25%
Precious Metals                   0.25%       N/A        N/A        N/A        N/A
Russia                            0.25%       N/A        N/A        N/A        N/A
Worldwide Growth                  0.35%      1.00%      1.00%       N/A       0.25%

         These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of Class A, Class B, Class C, Class M and Class Q shares of the ING Funds, including payments to dealers for selling shares of the ING Funds and for servicing shareholders of these classes of the ING Funds. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plans. No more than 0.75% per annum of a Fund's average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of a Fund's average net assets held by the Authorized Dealer's clients or customers.

         Under the Rule 12b-1 Plans, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. The rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B, 1.00% for Class C, and 0.65% for Class M. Rights to these ongoing payments generally begin to accrue in the 13th month following a purchase of Class A, B or C shares and in the 1st month following a purchase of Class M shares. The Distributor may, in its discretion, pay such financial intermediately 12b-1 fees prior to the 13th month following the purchase of Class A, B or C shares. In addition, a 0.25% fee may be paid on Class Q shares. With respect to each 12b-1 Plan, the Distributor shall receive payment without regard to actual distribution expenses it incurs. In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

         In addition to providing for the expenses discussed above, the Rule 12b-1 Plans also recognize that the Investment Adviser and/or the Distributor may use their resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the ING Funds' shares and other funds managed by the Investment Adviser. In some instances, additional compensation or promotional incentives may be offered to dealers. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited sales personnel, occasional entertainment, payment for travel expenses (including meals and lodging) incurred by sales personnel to locations appropriate under applicable NASD Rules for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the ING Funds or other funds managed by the Investment Adviser and/or other events sponsored by dealers. In addition, the Distributor may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. These conditions relate to increasing sales of shares of the ING Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to
(1) 0.30% of the value of the ING Funds' shares sold by the dealer during a particular period, and (2) 0.20% per annum of the value of the ING Funds' shares held by the dealer's customers. During the previous fiscal year of the Funds, such payments were made to the following firms, in the following amounts, and for the following purposes:





         The Rule 12b-1 Plans have been approved by the Board of each Fund, including all of the Trustees who are not interested persons of the Trust as defined in the 1940 Act. Each Rule 12b-1 Plan must be renewed annually by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be committed to the Trustees who are not interested persons. Each Rule 12b-1 Plan and any distribution or service agreement may be terminated at any time, without any penalty, by such Trustees or by a vote of a majority of the Fund's outstanding shares on written notice. The Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

         In approving each Rule 12b-1 Plan, the Board has determined that differing distribution arrangements in connection with the sale of new shares of a Fund is necessary and appropriate in order to meet the needs of different potential investors. Therefore, the Trustees, including those Trustees who are not interested persons of the Trust, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties and the legal advice furnished to them by their independent legal counsel, there is a reasonable likelihood that the Rule 12b-1 Plans as tailored to each class of each Fund, will benefit such ING Funds and their respective shareholders.

         Each Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to a Fund without approval by a majority of the Fund's outstanding shares, and all material amendments to a Plan or any distribution or service agreement shall be approved by the Trustees who are not interested persons of the Trust, cast in person at a meeting called for the purpose of voting on any such amendment.

         The Distributor is required to report in writing to the Board at least quarterly on the monies reimbursed to it under each Rule 12b-1 Plan, as well as to furnish the Board with such other information as may be reasonably be requested in connection with the payments made under the Rule 12b-1 Plan in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plan should be continued.

         Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the ING Funds for the fiscal period ended October 31, 2003 were as follows:


     DISTRIBUTION EXPENSES          CLASS A        CLASS B        CLASS C       CLASS I         CLASS M        CLASS Q
------------------------------    -----------    -----------    -----------    -----------    -----------    -----------
EMERGING COUNTRIES FUND
Advertising ..................    $     3,681    $       853    $       716            N/A    $        76    $     1,026
Printing .....................    $    69,945    $    16,207    $    13,609            N/A    $     1,448    $    19,487
Salaries & Commissions .......    $   546,911    $   126,726    $   106,410            N/A    $    11,323    $   152,373
Broker Servicing .............    $   330,118    $    76,493    $    64,229            N/A    $     6,834    $    91,973
Miscellaneous ................    $   205,473    $    47,611    $    39,978            N/A    $     4,254    $    57,246
                                  -----------    -----------    -----------    -----------    -----------    -----------
TOTAL ........................    $ 1,156,128    $   267,890    $   224,942            N/A    $    23,935    $   322,105
                                  -----------    -----------    -----------    -----------    -----------    -----------
FOREIGN FUND (1)
Advertising ..................    $       146    $        29    $       117    $        21            N/A    $        11
Printing .....................    $     2,766    $       542    $     2,228    $       403            N/A    $       204
Salaries & Commissions .......    $    19,007    $     3,725    $    15,310    $     2,770            N/A    $     1,404
Broker Servicing .............    $     6,817    $     1,336    $     5,492    $       994            N/A    $       503
Miscellaneous ................    $     8,121    $     1,591    $     6,542    $     1,184            N/A    $       600
                                  -----------    -----------    -----------    -----------    -----------    -----------
TOTAL ........................    $    36,857    $     7,223    $    29,689    $     5,372            N/A    $     2,722
                                  -----------    -----------    -----------    -----------    -----------    -----------

GLOBAL EQUITY DIVIDEND FUND(2)
Advertising ..................    $       137    $         2    $         1    $        25            N/A            N/A
Printing .....................    $     2,612    $        33    $        28    $       477            N/A            N/A
Salaries & Commissions .......    $    16,822    $       211    $       183    $     3,076            N/A            N/A
Broker Servicing .............    $     6,043    $        76    $        66    $     1,105            N/A            N/A
Miscellaneous ................    $     3,762    $        46    $        42    $       688            N/A            N/A
                                  -----------    -----------    -----------    -----------    -----------    -----------
TOTAL ........................    $    29,376    $       368    $       320    $     5,371            N/A            N/A
                                  -----------    -----------    -----------    -----------    -----------    -----------

GLOBAL REAL ESTATE FUND
Advertising ..................    $       273             24             78            N/A            N/A              5
Printing .....................    $     5,196            455          1,491            N/A            N/A             82
Salaries & Commissions .......    $    39,595          3,468         11,365            N/A            N/A            628
Broker Servicing .............    $    31,758          2,782          9,116            N/A            N/A            503
Miscellaneous ................    $    27,708          2,427          7,953            N/A            N/A            439
                                  -----------    -----------    -----------    -----------    -----------    -----------
TOTAL ........................    $   104,530          9,156         30,003            N/A            N/A          1,657
                                  -----------    -----------    -----------    -----------    -----------    -----------

INTERNATIONAL FUND
Advertising ..................    $     1,345    $       333    $       683    $        39            N/A    $       256
Printing .....................    $    25,558    $     6,319    $    12,978    $       733            N/A    $     4,873
Salaries & Commissions .......    $   178,611    $    44,157    $    90,694    $     5,123            N/A    $    34,053
Broker Servicing .............    $   150,882    $    37,302    $    76,614    $     4,328            N/A    $    28,767
Miscellaneous ................    $   124,712    $    30,832    $    63,325    $     3,576            N/A    $    23,777
                                  -----------    -----------    -----------    -----------    -----------    -----------
TOTAL ........................    $   481,108    $   118,943    $   244,294    $    13,799            N/A    $    91,726
                                  -----------    -----------    -----------    -----------    -----------    -----------
INT'L SMALLCAP GROWTH FUND


  DISTRIBUTION EXPENSES       CLASS A        CLASS B        CLASS C        CLASS I        CLASS M        CLASS Q
------------------------    -----------    -----------    -----------    -----------    -----------    -----------

Advertising ............    $     5,362    $     1,821    $     2,413            N/A            N/A    $     2,153
Printing ...............    $   101,884    $    34,598    $    45,840            N/A            N/A    $    40,913
Salaries & Commissions..    $   803,867    $   272,976    $   361,677            N/A            N/A    $   322,807
Broker Servicing .......    $   663,768    $   225,401    $   298,643            N/A            N/A    $   266,548
Miscellaneous ..........    $   444,037    $   150,785    $   199,781            N/A            N/A    $   178,311
                            -----------    -----------    -----------    -----------    -----------    -----------
TOTAL ..................    $ 2,018,918    $   685,581    $   908,354            N/A            N/A    $   810,732
                            -----------    -----------    -----------    -----------    -----------    -----------

INTERNATIONAL VALUE FUND

Advertising ............    $        60    $        13    $       103            N/A            N/A    $         1
Printing ...............    $     1,140    $       255    $     1,955    $         5            N/A    $        17
Salaries & Commissions..    $     8,052    $     1,801    $    13,808    $        35            N/A    $       120
Broker Servicing .......    $ 2,630,939    $   588,357    $ 4,511,669    $    11,330            N/A    $    39,254
Miscellaneous ..........    $   564,171    $   126,166    $   967,470    $     2,430            N/A    $     8,418
                            -----------    -----------    -----------    -----------    -----------    -----------
TOTAL ..................    $ 3,204,362    $   716,592    $ 5,495,005    $    13,799            N/A    $    47,810
                            -----------    -----------    -----------    -----------    -----------    -----------

PRECIOUS METALS FUND

Advertising ............    $       935            N/A            N/A            N/A            N/A            N/A
Printing ...............    $    17,772            N/A            N/A            N/A            N/A            N/A
Salaries & Commissions .    $   134,719            N/A            N/A            N/A            N/A            N/A
Broker Servicing .......    $   142,380            N/A            N/A            N/A            N/A            N/A
Miscellaneous ..........    $    61,937            N/A            N/A            N/A            N/A            N/A
                            -----------    -----------    -----------    -----------    -----------    -----------
TOTAL ..................    $   357,743            N/A            N/A            N/A            N/A            N/A
                            -----------    -----------    -----------    -----------    -----------    -----------

RUSSIA FUND

Advertising ............    $     2,134            N/A            N/A            N/A            N/A            N/A
Printing ...............    $    40,554            N/A            N/A            N/A            N/A            N/A
Salaries & Commissions..    $   308,967            N/A            N/A            N/A            N/A            N/A
Broker Servicing .......    $   263,397            N/A            N/A            N/A            N/A            N/A
Miscellaneous ..........    $   118,724            N/A            N/A            N/A            N/A            N/A
                            -----------    -----------    -----------    -----------    -----------    -----------
TOTAL ..................    $   733,776            N/A            N/A            N/A            N/A            N/A
                            -----------    -----------    -----------    -----------    -----------    -----------

WORLDWIDE GROWTH FUND

Advertising ............    $     1,689    $       924    $     1,955            N/A            N/A    $       197
Printing ...............    $    32,091    $    17,563    $    37,145            N/A            N/A    $     3,746
Salaries & Commissions..    $   264,725    $   144,884    $   306,419            N/A            N/A    $    30,903
Broker Servicing .......    $   320,626    $   175,478    $   371,124            N/A            N/A    $    37,429
Miscellaneous ..........    $   112,922    $    61,802    $   130,706            N/A            N/A    $    13,182
                            -----------    -----------    -----------    -----------    -----------    -----------
TOTAL ..................    $   732,053    $   400,651    $   847,349            N/A            N/A    $    85,457
                            -----------    -----------    -----------    -----------    -----------    -----------

(1)  The Foreign Fund commenced operations on July 1, 2003.


(2)  The Global Equity Dividend Fund commenced operations on September 17, 2003.


SHAREHOLDER SERVICES REPRESENTATIVE

         ING Funds Services, an affiliate of the Investment Adviser, serves as Shareholder Services Representative for the ING Funds. The Shareholder Services Representative is responsible for responding to written and telephonic inquiries from shareholders. Each Fund pays the Shareholder Services Representative a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

OTHER EXPENSES

         In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Trustees who are not affiliated with the Investment Adviser. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

                                 CODE OF ETHICS

         The ING Funds, the Investment Adviser and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the ING Funds and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against a Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the ING Funds' Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

             SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS

DIVERSIFICATION

         Each Fund except Global Real Estate Fund, Precious Metals Fund, and Russia Fund, is "diversified" within the meaning of the Investment Company Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).

         Non-Diversified Investment Companies. Global Real Estate Fund, Precious Metals Fund, and Russia Fund are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause a Fund's share price to fluctuate more than that of a diversified investment company.

         Concentration. Global Real Estate Fund, Precious Metals Fund and Russia Fund "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

INVESTMENTS, INVESTMENT STRATEGIES AND RISKS


         The table on the following pages identifies various securities and investment techniques used by ING Investments, and Sub-Advisers where applicable, in managing the ING Funds described in this Statement of Additional Information. The table has been marked to indicate those securities and investment techniques that ING Investments and the Sub-Advisers may use to manage a Fund. A Fund may use any or all of thes techniques at any one time, and the fact that a Fund may use a technique does not mean that the technique will be used. A Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as the federal securities laws. There can be no assurance that any of the Funds will achieve their investment objectives. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus. Where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy. See each Funds fundamental investment restrictions for further information.



                                                                           GLOBAL     GLOBAL
                                                             EMERGING      EQUITY      REAL
                                            INTERNATIONAL    COUNTRIES    DIVIDEND    ESTATE    INTERNATIONAL
              INVESTMENTS                    VALUE FUND        FUND         FUND       FUND          FUND
----------------------------------------    -------------    ---------    --------    ------    -------------
EQUITY INVESTMENTS(1)
  Common Stock                                   X               X           X           X            X
  Convertible Securities                         X               X           X           X            X
  Preferred Stock                                X               X           X           X            X
  Synthetic Convertible Securities (2)           X               X           X           X            X

FOREIGN INVESTMENTS(3)
  ADRs / EDRs                                    X               X           X           X            X
  Emerging Market Securities                     X               X           X           X            X
  Eurodollar & Yankee Dollar Instruments         X               X           X           X            X
  Eurodollar Convertible Securities              X               X           X           X            X
  Foreign Bank Obligations(4)                    X               X           X           X            X
  Foreign Currency Exchange Transactions         X               X           X           X            X
  International Debt Securities                  X               X           X           X            X
  Securities of Foreign Issuers                  X               X           X           X            X

                                                          INT.
                                                        SMALLCAP    PRECIOUS              WORLDWIDE
                                             FOREIGN     GROWTH      METALS     RUSSIA      GROWTH
              INVESTMENTS                      FUND       FUND        FUND       FUND        FUND
----------------------------------------     -------    --------    --------    ------    ---------
EQUITY INVESTMENTS(1)
  Common Stock                                  X           X           X          X          X
  Convertible Securities                        X           X           X          X          X
  Preferred Stock                               X           X           X          X          X
  Synthetic Convertible Securities (2)          X           X           X          X          X

FOREIGN INVESTMENTS(3)
  ADRs / EDRs                                   X           X           X          X          X
  Emerging Market Securities                    X           X           X          X          X
  Eurodollar & Yankee Dollar Instruments        X           X           X          X          X
  Eurodollar Convertible Securities             X           X           X          X          X
  Foreign Bank Obligations(4)                   X           X           X          X          X
  Foreign Currency Exchange Transactions        X           X           X          X          X
  International Debt Securities                 X           X           X          X          X
  Securities of Foreign Issuers                 X           X           X          X          X



(1) Each Fund may invest in common stock, convertible securities, and other equity securities according to the investment strategy contained in the prospectus. That investment strategy may be modified by the Fund's fundamental investment restrictions. The fundamental investment restrictions for each Fund follow this "Supplemented Description of Fund Investments and Risks."


(2) Illiquid securities limit is 15% of a Fund's net assets. The Funds may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's Investors Services ("Moody's") or "A" or higher by Standard & Poor's Corporation ("S&P") and will not invest more than 15% of their net assets in such synthetic securities and other illiquid securities.

(3) No more than 15% of a Fund's net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities.

(4)  The Global Real Estate Fund will limit investment to U.S.
     dollar-denominated obligations of foreign banks that are of an investment quality comparable to the obligations of U.S. banks which may be purchased by the Fund.

                                                                        GLOBAL    GLOBAL
                                                            EMERGING    EQUITY     REAL
                                           INTERNATIONAL   COUNTRIES   DIVIDEND   ESTATE   INTERNATIONAL
              INVESTMENTS                   VALUE FUND       FUND        FUND      FUND         FUND
----------------------------------------   -------------   ---------   --------   ------   -------------
   Sovereign Debt Securities                     X             X           X         X           X
FIXED INCOME INVESTMENTS (5)
   ARMs                                          X             X           X         X           X
   Corporate Debt Securities (6)                 X             X           X         X           X
   Floating or Variable Rate Instruments         X             X           X         X           X
   GNMA Certificates                             X             X           X         X           X
   GICs                                                                    X         X
   High Yield Securities                                       X           X
   Mortgage Related Securities (7)               X             X           X         X           X
   Municipals                                                  X           X         X
   Short-Term Investments                        X             X           X         X           X
   Subordinated Mortgage Securities              X             X           X         X           X
   U.S. Government Securities (8)                X             X           X         X           X
OTHER INVESTMENTS
   Asset Backed Securities                       X             X           X         X           X
   Banking Industry Obligations (9)              X             X           X         X           X

                                                       INT.
                                                     SMALLCAP   PRECIOUS            WORLDWIDE
                                           FOREIGN    GROWTH     METALS    RUSSIA    GROWTH
              INVESTMENTS                   FUND       FUND       FUND      FUND      FUND
----------------------------------------   -------   --------   --------   ------   ---------
   Sovereign Debt Securities                  X          X          X         X         X
FIXED INCOME INVESTMENTS (5)
   ARMs                                       X          X          X         X         X
   Corporate Debt Securities (6)              X          X          X         X         X
   Floating or Variable Rate Instruments      X          X          X         X         X
   GNMA Certificates                          X          X          X         X         X
   GICs
   High Yield Securities                      X                     X         X
   Mortgage Related Securities (7)            X          X          X         X         X
   Municipals                                            X                              X
   Short-Term Investments                     X          X          X         X         X
   Subordinated Mortgage Securities           X          X          X         X         X
   U.S. Government Securities (8)             X          X          X         X         X
OTHER INVESTMENTS
   Asset Backed Securities                    X          X          X         X         X
   Banking Industry Obligations (9)           X          X          X         X         X


--------------------
(5) With respect to the International Fund, when the Fund's portfolio manager believes that debt securities will provide capital appreciation through favorable changes in relative foreign exchange rates, in relative interest rate levels or in the creditworthiness of issuers, the Fund may invest primarily in debt securities. With respect to the Global Real Estate Fund's fundamental restrictions, the quality of fixed income securities the Fund may purchase are limited.

(6)      See restrictions in asset descriptions below.

(7) International Value Fund may invest up to 5% of its net assets in Privately Issued Collateralized Mortgage-Backed Obligations ("CMOs"), Interest Obligations ("IOs") and Principal Obligations ("POs") when the Investment Adviser believes that such investments are consistent with the Fund's investment objective. The Emerging Countries, International SmallCap Growth and Worldwide Growth Funds also may invest in foreign mortgage related securities.

(8) The Global Real Estate Fund may invest in, but will not actively trade, STRIPS.

(9) Investments in fixed time deposits subject to withdrawal penalties and maturing in more than 7 days may not exceed 15% of net assets of a Fund.

                                                                        GLOBAL    GLOBAL
                                                            EMERGING    EQUITY     REAL
                                           INTERNATIONAL   COUNTRIES   DIVIDEND   ESTATE   INTERNATIONAL
              INVESTMENTS                   VALUE FUND       FUND        FUND      FUND         FUND
----------------------------------------   -------------   ---------   --------   ------   -------------
   Derivatives (10)(11)                          X             X           X         X           X
     Dealer Options                              X             X           X         X           X
     Financial Futures Contracts &               X             X           X         X           X
     Related Options (12)
     Foreign Currency Futures                    X             X           X         X           X
     Contracts(13)
     Forward Currency Contracts                  X             X           X         X           X
     Forward Foreign Currency Contracts          X             X           X         X           X
     Index-, Currency-, and Equity-              X             X           X         X           X
  Linked Debt Securities
     Index Warrants                              X             X           X         X           X
     Options on Futures                          X             X           X         X           X
     Over the Counter Options                    X             X           X         X           X
     Put and Call Options                        X             X           X         X           X
     Stock Index Options (14)                    X             X           X         X           X
     Straddles                                   X             X           X         X           X
     Warrants (15)                               X             X           X         X           X
   Gold & Other Precious Metals (16)                                       X

                                                       INT.
                                                     SMALLCAP   PRECIOUS            WORLDWIDE
                                           FOREIGN    GROWTH     METALS    RUSSIA    GROWTH
              INVESTMENTS                   FUND       FUND       FUND      FUND      FUND
----------------------------------------   -------   --------   --------   ------   ---------
   Derivatives (10)(11)                       X          X          X         X         X
     Dealer Options                           X          X          X         X         X
     Financial Futures Contracts &            X          X          X         X         X
     Related Options (12)
     Foreign Currency Futures                 X          X          X         X         X
     Contracts(13)
     Forward Currency Contracts               X          X          X         X         X
     Forward Foreign Currency Contracts       X          X          X         X         X
     Index-, Currency-, and Equity-           X          X          X         X         X
  Linked Debt Securities
     Index Warrants                           X          X          X         X         X
     Options on Futures                       X          X                              X
     Over the Counter Options                 X          X          X         X         X
     Put and Call Options                     X          X          X         X         X
     Stock Index Options (14)                 X          X          X         X         X
     Straddles                                X          X          X         X         X
     Warrants (15)                            X          X          X         X         X
   Gold & Other Precious Metals (16)                                X


--------------------
(10)     Illiquid securities limit is 15% of a Fund's net assets.

(11) May invest in futures contracts and options on futures contracts for hedging purposes. Generally no more than 25% of a Fund's asset may be hedged. A Fund may not buy or sell futures contracts or options on futures if the margin deposits and premiums exceed 5% of the market value of the Fund's assets. The International SmallCap Growth and Worldwide Growth Funds may write covered call options and purchase put and call options on securities and stock indices for hedging purposes. The Precious Metals Fund may purchase put options on stocks and currencies, and may purchase put and call options on stock indices. The Russia Fund may purchase put and call options on securities, stocks indices, and currencies; may write put options on a covered basis; and may write call options on securities held by the Fund or which the Fund as the right to acquire without additional consideration. The Russia Fund will not enter into options transactions on securities, stock indices, currencies, or futures if the sum of the initial margin deposits and premiums exceeds 5% of total assets. The Russia Fund will not enter into options in excess of 25% of the Fund's total assets. The International Value Fund may only write call options if they are covered. The Global Real Estate Fund may purchase put and call options on securities and write covered put and call options on securities. The Global Real Estate Fund may also purchase and write spread options. The Global Real Estate Fund will purchase and write options only if a secondary market exists on an exchange or over-the-counter. The International Fund may (i) purchase put options on securities and currencies, (ii) purchase put and call options on stock indices, and
         (iii) write call options on securities owned by the Fund or which the Fund has the right to acquire without additional consideration. The Fund will limit the writing of call options so that such transactions do not exceed 5% of Fund assets. The Fund will not purchase put and call options written by others and will not write put options.

(12) The Global Real Estate Fund may purchase and sell interest rate futures contracts as a hedge against changes in the interest rate.

(13) These Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

(14) The Global Real Estate Fund may purchase and write put and call options on securities indices and other indices (such as foreign currency indices) for hedging purposes.

(15) Limited to 5% of net assets for the International SmallCap Growth, Emerging Countries and Worldwide Growth Funds. International Core Equity is limited to 5% of net assets for unlisted warrants, and 10% of net assets for listed warrants.

(16) Precious Metals Fund may invest in gold bullion, silver, platinum and other precious metals. The Fund intends to invest less than 50% of its assets directly in precious metals.

                                                                        GLOBAL    GLOBAL
                                                            EMERGING    EQUITY     REAL
                                           INTERNATIONAL   COUNTRIES   DIVIDEND   ESTATE   INTERNATIONAL
              INVESTMENTS                   VALUE FUND       FUND        FUND      FUND         FUND
----------------------------------------   -------------   ---------   --------   ------   -------------
   IPOs                                          X             X           X         X           X
   Loan Participation Agreements (17)            X             X           X         X           X
   Other Investment Companies (18)               X             X           X         X           X
   Private Funds (19)                            X             X           X         X           X
   Real Estate Securities                        X             X           X         X           X
   Restricted & Illiquid Securities (20)         X             X           X         X           X
   Securities of Companies with Limited          X             X           X         X           X
   Histories
   TBA Sale Commitments                          X             X           X         X           X
   Zero Coupon and Pay-In-Kind Securities        X             X           X         X           X
   Borrowing (21)                                X             X           X         X           X
   Portfolio Hedging (22)                        X             X           X         X           X
   Lending of Portfolio Securities (23)          X             X           X         X           X
   Repurchase Agreements(24)                     X             X           X         X           X
   Reverse Repurchase Agreements &
   Dollar Roll Transactions                      X             X           X         X           X

                                                       INT.
                                                     SMALLCAP   PRECIOUS            WORLDWIDE
                                           FOREIGN    GROWTH     METALS    RUSSIA    GROWTH
              INVESTMENTS                   FUND       FUND       FUND      FUND      FUND
----------------------------------------   -------   --------   --------   ------   ---------
   IPOs                                       X          X          X         X         X
   Loan Participation Agreements (17)         X          X          X         X         X
   Other Investment Companies (18)            X          X          X         X         X
   Private Funds (19)                         X          X          X         X         X
   Real Estate Securities                     X          X          X         X         X
   Restricted & Illiquid Securities (20)      X          X          X         X         X
   Securities of Companies with Limited       X          X          X         X         X
   Histories
   TBA Sale Commitments                       X          X          X         X         X
   Zero Coupon and Pay-In-Kind Securities     X          X          X         X         X
   Borrowing (21)                             X          X          X         X         X
   Portfolio Hedging (22)                     X          X          X         X         X
   Lending of Portfolio Securities (23)       X          X          X         X         X
   Repurchase Agreements(24)                  X          X          X         X         X
   Reverse Repurchase Agreements &
   Dollar Roll Transactions                   X          X          X         X         X


-------------------
(17)     Illiquid securities limit is 15% of a Fund's net assets.

(18) See each Fund's Fundamental Investment Restrictions for further information. The Global Real Estate Fund may each invest up to 10% of its total assets in other investment companies; may invest up to 5% of its total assets in any one investment company; and may acquire up to 3% of the outstanding voting securities of any investment company. 'Investment Companies' includes U.S. or foreign private limited partnerships and investment funds.

(19)     Illiquid securities limit is 15% of a Fund's net assets.

(20)     Illiquid securities limit is 15% of a Fund's net assets.

(21) The International, Precious Metals and Russia Funds may each borrow up to 5% of its total assets for temporary emergency purposes and may each borrow for the purpose of leverage, provided that asset coverage of 300% is maintained. The International Value Fund may borrow up to 10% of its total assets for temporary or emergency purposes or the clearance of transactions, provided that the Fund will not make any investments while borrowings in excess of 5% of total assets are outstanding. The Emerging Countries, International SmallCap Growth, and Worldwide Growth Funds may each borrow up to 20% of its total assets for temporary, extraordinary or emergency purposes. The Global Real Estate Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes or for leverage.

(22) May invest in futures contracts and options on futures contracts for hedging purposes. Generally no more than 25% of a Fund's assets may be hedged. A Fund may not buy or sell futures contracts or options on futures if the margin deposits and premiums exceed 5% of the market value of the Fund's assets. The Precious Metals Fund and Russia Fund may enter into interest rate futures contracts.

(23) In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33-1/3% (except Emerging Countries, International SmallCap Growth and Worldwide Growth Funds which may only lend up to 30%) of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities deemed to be creditworthy by the Investment Adviser. No lending may be made with any companies affiliated with the Investment Adviser.

(24) Precious Metals Fund and International Fund may enter into repurchase agreements with respect to any portfolio securities the Fund may acquire consistent with its investment objectives and policies, but intends to enter into repurchase agreements only with respect to obligations of the U.S. government or its agencies and instrumentalities, to meet anticipated redemptions or pending investments or reinvestment of Fund assets in portfolio securities. Russia Fund, International Fund and Precious Metals Fund will not enter into repurchase agreements maturing in more than seven days if the aggregate of such repurchase agreements and all other illiquid securities when taken together would exceed 15% of the total assets of the Fund.

                                                                        GLOBAL    GLOBAL
                                                            EMERGING    EQUITY     REAL
                                           INTERNATIONAL   COUNTRIES   DIVIDEND   ESTATE   INTERNATIONAL
              INVESTMENTS                   VALUE FUND       FUND        FUND      FUND         FUND
----------------------------------------   -------------   ---------   --------   ------   -------------
   Securities, Interest Rate and
   Currency Swaps & Swap Options                 X             X           X         X           X
   Temporary Defensive and Other Short-
   Term Positions                                X             X           X         X           X
   When Issued Securities & Delayed-
   Delivery Transactions (25)                    X             X           X         X           X

                                                       INT.
                                                     SMALLCAP   PRECIOUS            WORLDWIDE
                                           FOREIGN    GROWTH     METALS    RUSSIA    GROWTH
              INVESTMENTS                   FUND       FUND       FUND      FUND      FUND
----------------------------------------   -------   --------   --------   ------   ---------
   Securities, Interest Rate and
   Currency Swaps & Swap Options              X          X          X         X         X
   Temporary Defensive and Other Short-
   Term Positions                             X          X          X         X         X
   When Issued Securities & Delayed-
   Delivery Transactions (25)                 X          X          X         X         X


-----------------------
(25) The Funds will not engage in when-issued, forward commitment, or delayed delivery securities transactions for speculation purposes, but only in furtherance of their investment objectives. A Fund (except Precious Metals Fund) will not purchase these securities if more than 15% of the Fund's total assets would be segregated to cover such securities.

EQUITY INVESTMENTS

COMMON STOCK, PREFERRED STOCK, CONVERTIBLE SECURITIES AND OTHER EQUITY
SECURITIES

         COMMON STOCKS represent an equity (ownership) interest in a company. This ownership interest generally gives a Fund the right to vote on issues affecting the company's organization and operations. Except for the Funds noted in the chart above as non-diversified or concentrated, such investments maybe diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

         Other types of equity securities may also be purchased, such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock. PREFERRED STOCK, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         A CONVERTIBLE SECURITY is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

         The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Funds because the Funds purchase such securities for their equity characteristics.

         "SYNTHETIC" CONVERTIBLE SECURITIES are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a fund may purchase a non-convertible debt security and a warrant or option, which enables the fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

FOREIGN AND EMERGING MARKET SECURITIES

AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS


         American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other similar securities represent securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.


EMERGING MARKETS

         The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

         Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, and may carry the same risks as investing in foreign securities.

EURODOLLAR CONVERTIBLE SECURITIES

         Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Funds may also invest up to 15% of their total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

FOREIGN BANK OBLIGATIONS

         Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         Because the Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. Dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. Dollar, the Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. Dollar. The Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another- for example, to exchange a certain amount of U.S. Dollars for a certain amount of Korean Won at a future date. Forward foreign currency exchange contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions for forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of the Fund as a regulated investment company under the Internal Revenue Code.

FOREIGN MORTGAGE RELATED SECURITIES

         Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

INTERNATIONAL DEBT SECURITIES

         The Funds may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs consistent with each Fund's policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

         In determining whether to invest in debt obligations of foreign issuers, a Fund would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Funds having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Fund's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country. Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Funds' investment income may be received or realized in foreign currencies, the Funds would be required to compute and distribute its income in U.S. Dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended ("1934 Act"). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Investment Adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

SECURITIES OF FOREIGN ISSUERS

         Securities of foreign issuers traded outside of the United States have certain common characteristics and risks. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in possible liability to the purchaser.

         As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

         Although the Funds will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Investment Adviser or Sub-Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Funds on these investments. However, these foreign withholding taxes are not expected to have a significant impact on a fund with an investment objective of long-term capital appreciation because any income earned by the Fund should be considered incidental.

         For the purposes of Russia Fund section of the prospectus, and this SAI, a Russian company means a legal entity (i) that is organized under the laws of, or with a principal office and domicile in, Russia, (ii) for which the principal equity securities trading market is in Russia, or (iii) that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in Russia or that has at least 50% of its assets situated in Russia.

         Russia Fund intends to invest its assets in Russian companies in a broad array of industries, including the following: oil and gas, energy generation and distribution, communications, mineral extraction, trade, financial and business services, transportation, manufacturing, real estate, textiles, food processing and construction. The Fund is not permitted to invest more than 25% of the value of its total assets in any one industry. It may, however, invest an unrestricted amount of its assets in the oil and gas industry. The Fund's investments will include investments in Russian companies that have characteristics and business relationships common to companies outside of Russia. As a result, outside economic forces may cause fluctuations in the value of securities held by the Fund.

         Under current conditions, Russia Fund expects to invest at least 20% of its total assets in very liquid assets to maintain liquidity and provide stability. As the Russian equity markets develop, however, and the liquidity of Russian securities becomes less problematic, the Fund will invest a greater percentage of its assets in Russian equity securities.

         As further described above, Russia Fund is authorized to use various investment strategies, some or all of which may be classified as derivatives, to hedge various market risks and to enhance total return, which may be deemed a form of speculation. Subject to the requirements of the Investment Company Act of 1940, as amended, Russia Fund may hedge up to 100% of its assets when deemed appropriate by the Investment Adviser. The Fund is also authorized to use investment strategies to manage the effective maturity or duration of debt securities or instruments held by the Fund, or to enhance the Fund's income or gain. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, most of these strategies are currently unavailable in Russia and may not become available in the future. Techniques and instruments may change over time, however, as new instruments and strategies are developed or regulatory changes occur.

Restrictions on Foreign Investments

         Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

         The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund that invests in such countries. For example, a Fund may be required in certain countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of a Fund. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving a Fund of the ability to make its desired investment at that time.

         Substantial limitations may exist in certain countries with respect to a Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investments. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.

         In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Fund's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. The provisions may restrict the Fund's investments in certain foreign banks and other financial institutions.

         Foreign Currency Risks. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of a Fund's shares.

         RISKS OF INVESTING IN FOREIGN SECURITIES: Investments in foreign securities involve certain inherent risks, including the following:

         Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

         Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

         Taxes. The interest payable on certain of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds' shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a Fund.

         Costs. The expense ratios of a Fund that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the Investment Adviser or Sub-Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Adviser's or Sub-Adviser's assessment of prevailing market, economic and other conditions.

SOVEREIGN DEBT SECURITIES

         Sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.

FIXED INCOME INVESTMENTS

ADJUSTABLE RATE MORTGAGE SECURITIES

         Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

         The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

         There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day

Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

CORPORATE DEBT SECURITIES

         Corporate debt securities include investment grade CORPORATE BONDS, DEBENTURES, NOTES AND OTHER SIMILAR CORPORATE DEBT INSTRUMENTS, INCLUDING CONVERTIBLE SECURITIES. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "High Yield Securities" below.

         Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from Standard and Poor's, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Investment Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

FLOATING OR VARIABLE RATE INSTRUMENTS

         Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

GNMA CERTIFICATES

         Certificates issued by the Government National Mortgage Association ("GNMA") ("GNMA Certificates") evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds, in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity. The GNMA Certificates that the Funds may purchase are the "modified pass-through" type.

         GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA") or guaranteed by the Veterans Administration ("VA"). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.

         Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a Certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

         Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the Fund would be reduced.

GUARANTEED INVESTMENT CONTRACTS

         Guaranteed Investment Contracts ("GICs") are issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Funds may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Fund which are not readily marketable, will not exceed 15% of a Fund's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

HIGH YIELD SECURITIES

         High yield securities are debt securities that are rated lower than "Baa" by Moody's Investors Service or "BBB" by Standard & Poor's Corporation, or of comparable quality if unrated.

         High yield securities often are referred to as "junk bonds" and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

         High yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in a Fund's net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

         The yields earned on high yield securities generally are related to the quality ratings assigned by recognized rating agencies.

         Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

         The medium- to lower-rated and unrated securities in which the Fund invests tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

         High Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities.

         Sensitivity to interest rate and economic changes. High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds. Conversely when interest rates fall, high yield bonds tend to underperform Treasury and investment grade corporate bonds because high yield bond prices tend not to rise as much as the prices of these bonds.

         The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high yield security owned by the Funds defaults, the Funds may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Funds' net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

         Payment Expectations. High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

         Liquidity and Valuation Risks. Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high yield securities may not be as liquid as Treasury and investment grade bonds. The ability of a Fund's Board to value or sell high yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities more than other securities, especially in a thinly-traded market. To the extent the Funds own illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

         Taxation. Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Funds report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.

         LIMITATIONS OF CREDIT RATINGS. The credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the Investment Adviser primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of the Funds' investment objective may be more dependent on the Investment Adviser's own credit analysis than might be the case for a fund which invests in higher quality bonds. The Investment Adviser continually monitors the investments in the Funds' portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. The Funds may retain a security whose rating has been changed.

MORTGAGE-RELATED SECURITIES

         Mortgage-related securities include U.S. Government agency mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, including the GNMA, FNMA, and the FHLMC. These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk.

         One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred.

         The prices of high coupon U.S. Government Agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.

         Certain Funds may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

         It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the Investment Adviser may, consistent with the Funds' investment objectives, policies and restrictions, consider making investments in such new types of securities.

         Other types of mortgage-related securities in which the Funds may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of
1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer collateralized mortgage obligations ("CMOs"). Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of "guaranteed" pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct "pass-through" of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.

         CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Funds) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, certain Funds may invest in securities issued by certain "exempted issuers" without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined "exempted issuers" as unmanaged, fixed asset issuers that: (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (d) are not registered or regulated under the 1940 Act as investment companies.

PRIVATELY ISSUED CMOs

         Privately Issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. They are, however, not guaranteed by any government agency and are secured by the collateral held by the issuer. Privately Issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow.

INTEREST/PRINCIPAL ONLY STRIPPED MORTGAGE-BACKED SECURITIES

         Stripped mortgage backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

           SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the Interest-Only or "IO" class), while the other class will receive all of the principal (the Principal-Only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by the Investment Adviser or a Sub-Adviser under guidelines and standards established by the Fund's Board of Directors/Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Risks of Investing in Mortgage-Related Securities

         Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Fund could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.

MUNICIPAL SECURITIES

         Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

         In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

         The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

         Insured municipal debt may also be purchased, in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

         Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

SHORT-TERM INVESTMENTS

         The Funds may invest in the following securities and instruments:

         BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Certificates of deposit, bankers' acceptances and time deposits may be acquired. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations is fully insured by the U.S. Government.

         A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" above. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans, which may be made, and interest rates, which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

         SAVINGS ASSOCIATION OBLIGATIONS. The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

         COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

         Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

SUBORDINATED MORTGAGE SECURITIES

         Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Funds may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

         The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

         In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

         A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

         A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Funds by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Funds would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

         The Investment Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Investment Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Funds seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Investment Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Investment Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

U.S. GOVERNMENT SECURITIES

         Investments in U.S. Government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. Government securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such agencies or instrumentalities only when the Investment Adviser or Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

OTHER INVESTMENTS

ASSET BACKED SECURITIES

         Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

         Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

         The Global Equity Dividend Fund may invest in any type of asset-backed security if the portfolio manager determines that the security is consistent with the Fund's investment objective and policies. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Fund.

         Aircraft Lease Receivables - An aircraft lease receivable ("ALR") is an asset-backed security. ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

         The non-mortgage-related asset-backed securities in which the Funds may invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. Government and may or may not be secured.

         The credit characteristics of asset-backed securities differs in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

BANKING INDUSTRY OBLIGATIONS

         Banking industry obligations include certificates of deposit, bankers' acceptances, and fixed time deposits. The Funds will not invest in obligations issued by a bank unless (i) the bank is a U.S. bank and a member of the FDIC and
(ii) the bank has total assets of at least $1 billion (U.S.) or, if not, the Fund's investment is limited to the FDIC-insured amount of $100,000.

         BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

         A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

         COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

         Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

CREDIT-LINKED NOTES

         A credit-linked note ("CLN") is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for the Fund. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Fund cannot assure that it can implement a successful strategy regarding this type of investments.

DERIVATIVES

         Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

         Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

         Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Funds will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by a Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

         Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency, which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Fund will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner, as they would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

         The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

         The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Sub-Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

         Options on Securities and Indexes - The Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

         An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

         The Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid the Sub-Adviser in accordance with procedures established by the Board equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or
(ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board.

         If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

         The Fund may well sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

         The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund' immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

         Risks Associated with Options on Securities and Indexes - There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

         If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

         Foreign Currency Options - The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives that purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

         Futures Contracts and Options on Futures Contracts - A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

         The Fund may invest in futures contracts and options thereon ("futures options") including such contracts or options with respect to, but not limited to, interest rates, commodities, and security or commodity indexes. To the extent that the Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.

         An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies including: the S&P 500; the S&P MidCap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

         The Fund may purchase and write call and put futures options, as specified for that Fund in this SAI or the Prospectuses. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.


         To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which the Trust and the Fund avoids being deemed a "commodity pool" or a "commodity pool operator," the Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities, which the Fund intends to purchase. The Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         The Fund will only enter into futures contracts and futures options, which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

         When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

         The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

         For a covered straddle consists of a call and a put written the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

         Limitations on Use of Futures and Futures Options - In general, the Fund intends to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, the Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contracts that is the subject of the option. In addition, the CFTC has allowed, on a temporary basis, non-hedging transactions where the notional value of non-hedging futures contracts and related options do not exceed the liquidation value of the Fund's investments (after taking into account unrealized profits and unrealized losses on any such contracts). Pending CFTC rule amendments may eliminate the limitations set forth above, in which case the Fund may no longer be subject to such limitations.

         When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis)_ assets determined to be liquid by the Sub-Adviser in accordance e with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

         When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

         When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

         When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

         To the extent that securities with maturities greater than one year are used to segregate assets to cover the Fund's obligations under the futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on the Fund's portfolio securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectuses.

         The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts.

         Risks Associated with Futures and Futures Options - There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Future exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential loses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holder of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon - Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

         EXCHANGE-TRADED OPTIONS generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

         DEALER OPTIONS. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to DEALER OPTIONS. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

         The Staff of the Securities and Exchange Commission (the "Commission") takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

         FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS. Financial futures contracts and related options may be used to hedge against changes in the market value of portfolio securities or securities that it intends to purchase. A Fund could purchase a financial futures contract (such as an interest rate futures contract or securities index futures contract) to protect against a decline in the value of its portfolio or to gain exposure to securities which the Fund otherwise wishes to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges -- long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities that the Fund may wish to purchase in the future by purchasing futures contracts.

         Financial futures contracts, which are traded on a recognized exchange or board of trade, may be used. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the S&P 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

         An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option.

         In contrast to the situation when a Fund purchases or sells a security, no security is delivered or received by the Fund upon the purchase or sale of a financial futures contract. Initially, the Fund will be required to segregate with its custodian bank an amount of cash and/or liquid assets. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U. S. Government securities or other appropriate high-grade securities equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be segregated with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

         The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

         Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

         The Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those that would apply to purchases and sales of securities directly.

Limitations and Risks on Futures Contracts and Related Options

         The purchase of options involves certain risks. If a put option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Also, where a put option is purchased to hedge against price movements in a particular security, the price of the put option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Fund would continue to be required to make daily margin payments. In this situation, if the Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge its portfolio effectively.

         There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Funds to incur additional brokerage commissions and may cause an increase in the Fund's portfolio turnover rate. The successful use of futures contracts and related options also depends on the ability of the Investment Adviser or Sub-Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Fund or such prices move in a direction opposite to that anticipated, the

Fund may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of the Fund for the period may be less than if it had not engaged in the hedging transaction.

         The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Fund will experience a gain or loss that will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

         The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such a case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful transaction.

         Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

         FOREIGN CURRENCY FUTURES CONTRACTS. Foreign currency future contracts may be used for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Euro. Other foreign currency futures contracts are likely to be developed and traded in the future.

FOREIGN CURRENCY OPTIONS.

         A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Funds to reduce foreign currency risk using such options.

         As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

FORWARD CURRENCY CONTRACTS

         Forward currency contracts are entered into in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

OTC OPTIONS

         Over-the-counter options ("OTC Options") and the assets used as cover for written OTC Options are illiquid securities. A Fund will write OTC Options only with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System ("primary dealers"). In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Investment Adviser or Sub-Adviser. Under these special arrangements, the Fund will enter into contracts with primary dealers that provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." "Strike price" refers to the price at which an option will be exercised. "Cover assets" refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund. Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Fund might pay more to repurchase the OTC option contract than the Fund would pay to close out a similar exchange traded option.

PURCHASING OPTIONS

         PURCHASING PUT AND CALL OPTIONS. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange. Except as indicated in "Non-Hedging Strategic Transactions," the Funds will engage in trading of such derivative securities exclusively for hedging purposes.

         If a put option is purchased, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Adviser or Sub-Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund holds a stock which the Investment Adviser or Sub-Adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, is the amount by which the Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund realizes on the sale of the securities.

         If a call option is purchased, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund realizes on the cover of the short position in the security.

         Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Funds generally will purchase only those options for which the Investment Adviser or Sub-Adviser believes there is an active secondary market to facilitate closing transactions.

STOCK INDEX OPTIONS

         Stock Index options include put and call options with respect to the S&P 500 and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund. The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Adviser or Sub-Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could be unable to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds purchase put or call options only with respect to an index which the Investment Adviser or Sub-Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

STRADDLES

         A Straddle, which may be used for hedging purposes, is a combinations of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

WARRANTS

         A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

         Put and call index warrants are instruments whose values vary depending on the change in the value of one or more specified securities indices ("Index Warrants"). Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an Index Warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. Certain Funds will normally use Index Warrants in a manner similar to their use of options on securities indices. The risks of using Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit a Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

WRITING OPTIONS

         COVERED CALL OPTIONS are considered "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

         Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security. A Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

Risks of Investing in Options on Securities and Indices

         There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

         In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could, therefore, continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" above.

INDEX-, CURRENCY-, AND EQUITY-LINKED SECURITIES.

         "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. They may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

         Index and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Adviser or Sub-Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Adviser or Sub-Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Restricted and Illiquid Securities" below.

IPOS

         Initial Public Offerings (IPOs) occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

         The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Funds' sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Funds. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Funds' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

         The effect of an IPO investment can have a magnified impact on the Funds' performance when the Funds' asset bases are small. Consequently, IPOs may constitute a significant portion of the Funds' returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Funds' assets as it increases in size and, therefore, have a more limited effect on the Funds' performance.

         There can be no assurance that IPOs will continue to be available for the Funds to purchase. The number or quality of IPOs available for purchase by the Funds may vary, decrease or entirely disappear. In some cases, the Funds may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Funds to realize a profit.

INVESTMENTS IN GOLD AND OTHER PRECIOUS METALS

         The Precious Metals Fund's performance and ability to meet its objective will generally be largely dependent on the market value of gold, silver, and other precious metals. The Fund's professional management seeks to maximize on advances and minimize on declines by monitoring and anticipating shifts in the relative values of silver and gold and the equity securities of companies engaged in mining or processing silver and gold ("silver-related securities" and "gold-related securities"). The Fund may also invest in other precious metals, including platinum and palladium. A substantial portion of the Fund's investments will typically be in the securities of foreign issuers.

         Precious Metals Fund is of the belief that a silver and gold investment medium will, over the long term, protect capital from adverse monetary and political developments of a national or international nature and, in the face of what appears to be continuous worldwide inflation, may offer better opportunity for capital growth than many other forms of investment. Throughout history, silver and gold have been thought of as the most basic monetary standards. Investments in silver and gold may provide more of a hedge against currencies with declining buying power, devaluation, and inflation than other types of investments. Of course, there can be no assurance that management's' belief will be realized or that the investment objective will be achieved.

         To the extent that investments in silver and gold and silver and gold related securities appreciate in value relative to the U.S. dollar, the Funds' investments may serve to offset erosion in the purchasing power of the U.S. dollar.

         Precious Metals Fund may invest in debt securities of companies engaged in mining and processing gold and silver. These debt securities can be expected to be comparable to that of other debt obligations and generally will not react to fluctuations in the price of gold and silver. An investment in the debt instruments of these companies, therefore, cannot be expected to provide the hedge against inflation that may be provided through investments in equity securities of companies engaged in such activities and can be expected to fluctuate inversely with prevailing interest rates.

         It is anticipated that, except for temporary defensive or liquidity purposes, 80% of the Fund's assets will be invested in precious metals and securities related to precious metals. At least 65% of the Fund's assets will normally be invested in gold bullion and the securities of companies primarily engaged in the exploration, mining, processing, fabrication or distribution of gold. At any time management deems it advisable for defensive or liquidity purposes, the Funds may hold cash or cash equivalents in the currency of any major industrial nation, and invest in, or hold unlimited amounts of debt obligations of the United States Government or its political subdivisions, and money market instruments including repurchase agreements with maturities of seven days or less and Certificates of Deposit.

         It is the Investment Adviser's present intention to manage the Fund's investments so that (i) less than half of the value of its portfolio will consist of silver, gold or other precious metals and (ii) more than half of the value of their portfolios will be invested in silver or gold-related securities, including securities of foreign issuers. Although the Fund's Board of Directors present policy prohibits investments in speculative securities trading at extremely low prices and in relatively illiquid markets, investments in such securities can be made when and if the Board determines such investments to be in the best interests of the Funds and their shareholders. The policies set forth in this paragraph are subject to change by the Board of Precious Metals Fund, in its sole discretion.

         Fluctuations in the Price of Gold and Silver. The prices of silver and gold have been subject to dramatic downward and upward price movements over short periods of time and may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances, or trade or currency restrictions between countries. The price of silver and gold, in turn, is likely to affect the market prices of securities of companies mining or processing silver and gold, and accordingly, the value of the Funds' investments in such securities may also be affected.

         Potential Effect of Concentration of Source of Supply and Control of Sales. The two largest national producers of silver and gold bullion are the Republic of South Africa and the United States of America. Changes in political and economic conditions affecting either country may have direct impact on that country's sales of silver and gold. Under South African law, the only authorized sales agent for silver and gold produced in South Africa is the Reserve Bank of South Africa, which through its retention policies controls the time and place of any sale of South African bullion. The South African Ministry of Mines determines silver and gold mining policy. South Africa depends in a certain measure on silver and gold sales for the foreign exchange necessary to finance its imports, and its sales policy is partly subject to national economic and political developments.

         Investments in Silver and Gold Bullion. Unlike certain more traditional investment vehicles such as savings deposits and stocks and bonds, which may produce interest or dividend income, silver and gold bullion earns no income return. Appreciation in the market price of silver and gold is the sole manner in which the Fund will be able to realize gains on its investment in silver and gold bullion. Furthermore, the Fund may encounter storage and transaction costs in connection with its ownership of silver and gold bullion which may be higher than those attendant to the purchase, holding and disposition of more traditional types of investments.

         International and Domestic Monetary Systems. Substantial amounts of silver and gold bullion serving as primary official reserve assets play a major role in the international monetary system. Since December 31, 1974, when it again became legal to invest in silver and gold, several new markets have developed in the United States. In connection with this legalization of silver ownership, the U.S. Treasury and the International Monetary Fund embarked upon programs to dispose of substantial amounts of silver and gold bullion.

LOAN PARTICIPATION AND ASSIGNMENTS

         A Fund's investment in LOAN PARTICIPATIONS typically will result in the Fund having a contractual relationship only with the lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

         When the Fund purchases a LOAN ASSIGNMENT from lenders, it will acquire direct rights against the borrowers on the loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund's ability to dispose of particular assignments or participation when necessary to meet redemption of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participation also may make it more difficult for the Fund to value these securities for purposes of calculating its net asset value.

OTHER INVESTMENT COMPANIES

         An Investment Company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies.

EXCHANGE TRADED FUND

         ETF. An EXCHANGE TRADED FUND (ETF) is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. Similarly, risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index. The risk of not correlating to the index is an additional risk to the investors of ETFs.

SENIOR LOANS

         The Funds may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes. Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

         Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of a Fund's assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

         Senior Loans usually include restrictive covenants, which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

         Credit Risk. Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

         In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

         Collateral Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized.

         Limited Secondary Market. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a Fund's ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.


         HYBRID LOANS. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer covenants or other protections than traditional Senior Loans while still being collateralized ("Hybrid Loans"). With Hybrid Loans, a Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders' interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.


         Subordinated and Unsecured Loans. Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

PRIVATE FUNDS

         Private Funds include U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds are either investment companies for purposes of the 1940 Act or would be but for the exemptions provided in sections 3(C)(1) or 3(C)(7) of the 1940 Act the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the Fund's entire investment in the Private Fund.

         Private investment funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Fund owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Fund receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.

         The pooled investments allow the Fund to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Fund significantly. However, the Fund bears any expenses incurred by the trust. In addition, the Fund assumes the liquidity risks generally associated the privately offered pooled investments.

         Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and "qualified purchasers" or "qualified institutional buyers" for privately offered securities.

         The Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

         Private investment funds also include investments in certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed income investments.

REAL ESTATE SECURITIES

          The Funds may invest in real estate investment trusts ("REITs") and other real estate industry operating companies ("REOCs"). For purposes of the Funds' investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Funds will not invest directly in real estate, the Funds may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

         Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Funds. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

RESTRICTED AND ILLIQUID SECURITIES

         Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the Investment Adviser or a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Funds to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between the Funds' decision to dispose of these securities and the time when the Funds are able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by the Funds. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Funds would be permitted to sell them. Thus, the Funds may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Funds may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Funds at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Funds in good faith pursuant to procedures adopted by the Trust's Board.

         Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under the Funds' procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Funds may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment. Each Fund will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Funds are registered for sale.

SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES

         The Funds consider securities of companies with limited operating histories to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies.

TO BE ANNOUNCED SALE COMMITMENTS

         To Be Announced ("TBA") sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

ZERO COUPON AND PAY-IN-KIND SECURITIES

         The Funds may invest in ZERO COUPON securities. Zero coupon, or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.

         The Funds may also invest in PAY-IN-KIND securities. Pay-in-kind securities are securities that pay interest or dividends through the issuance of additional securities. A Fund will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Funds until the cash payment date or the securities mature. Under certain circumstances, the Funds could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

         The risks associated with lower rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

INVESTMENT TECHNIQUES

BORROWING

         The Fund may borrow from banks. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint.

         Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

PORTFOLIO HEDGING

         Hedging against changes in financial markets, currency rates and interest rates may be utilized. One form of hedging is with "derivatives." Derivatives (as described above) are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity. Hedging transactions involve certain risks. Although the Funds may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Funds than if they did not hedge. If the Funds do not correctly predict a hedge, it may lose money. In addition, the Funds pay commissions and other costs in connection with hedging transactions.

         Risks Associated With Hedging Transactions. Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the Investment Adviser's view as to certain market movements is incorrect, the risk that the use of a hedging transaction could result in losses greater than if it had not been used. Use of call options could result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Fund to hold a security it might otherwise sell.

         Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in portfolio hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

         In addition, the Fund pays commissions and other costs in connection with such investments. Losses resulting from the use of hedging transactions will reduce the Fund's net asset value, and possibly income, and the losses can be greater than if hedging transactions had not been used.

         Risks of Hedging Transactions Outside the United States. When conducted outside the U.S., hedging transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the U.S.; (3) delays in the Funds' ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S.; and (5) lower trading volume and liquidity.

         NON-HEDGING STRATEGIC TRANSACTIONS. A Fund's options, futures and swap transactions will generally be entered into for hedging purposes -- to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. Each Fund's net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps."

LENDING OF PORTFOLIO SECURITIES

         Loans of portfolio securities earn income for the Funds and are collateralized by cash, cash equivalent or U.S. government securities. The Funds might experience a loss if the financial institution defaults on the loan. The borrower at all times during the loan must maintain with the lending Fund cash or cash equivalent collateral or provide to that Fund an irrevocable letter of credit equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the lending Fund must terminate the loan and vote the securities. Alternatively, the lending Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any interest or distributions paid on such securities. Each Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the lending Fund or the borrower at any time. Each lending Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

REPURCHASE AGREEMENTS

         Repurchase agreements may be utilized, with respect to its portfolio securities. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Adviser or Sub-Adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. To mitigate this risk, each Fund may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency.

         The Funds treat any securities subject to restrictions on repatriation for more than seven days, and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the 1933 Act and that, subject to the review by the Board and guidelines adopted by the Board, the Investment Adviser has determined to be liquid.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL TRANSACTIONS

         Reverse repurchase agreement transactions involve the sale of U.S. Government securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund's total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

         In order to enhance portfolio returns and manage prepayment risks, The Funds may engage in DOLLAR ROLL TRANSACTIONS with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When a Fund enters into a dollar roll transaction, cash and/or liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

         Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for a Fund depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a Fund's net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase a Fund's yield in the manner described above; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

         SWAP AGREEMENTS AND OPTIONS ON SWAP AGREEMENTS. Swap transactions, include, but are not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. The Fund may also enter into options on swap agreements ("swap options").

         The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

         Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the Fund's investment objectives and general investment policies, the Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

         The Fund may enter into credit swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

         A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund that may engage in swaps may write (sell) and purchase put and call swap options.

         Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

         Whether the Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

         Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

         This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

         Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Fund invests in these securities, however, the Sub-Advisor analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

SECURITIES, INTEREST RATE AND CURRENCY SWAPS

         SECURITIES SWAPS. Securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

         INTEREST AND CURRENCY SWAPS. Interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors may be used, as well as entering into currency swap cap transactions. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level. A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

         A Fund will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Adviser or Sub-Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps. Caps and floors purchased by a Fund are considered to be illiquid assets.

         INTEREST RATE SWAPS. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

         CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

         SWAP OPTIONS. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to a swap option is said to own a call.

         CAPS AND FLOORS. INTEREST RATE CAPS AND FLOORS AND CURRENCY SWAP CAP TRANSACTIONS. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

Risks Associated with Swaps, Caps and Floors

         The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SHORT SALES

         A Fund may make a short sale of securities it already owns or have the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as SHORT SALES "AGAINST THE BOX"). In a short sale that is not "against the box," a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest, which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).

         Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

          If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

         A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Adviser or Sub-Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

         In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Fund will comply with these requirements. In addition, as a matter of policy, the Funds' Board has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.

         The extent to which a Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

TEMPORARY DEFENSIVE AND OTHER SHORT-TERM POSITIONS

         Investing in certain short-term, high-quality debt instruments and in U.S. Government securities is done for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the Investment Adviser's or Sub-Adviser's ability to invest cash inflows; (iii) to permit the Fund to meet redemption requests; and (iv) for temporary defensive purposes. A Fund for which the investment objective is capital appreciation may also invest in such securities if the Fund's assets are insufficient for effective investment in equities.

         Although it is expected that each Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Fund may invest include: (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. When investing for the purposes indicated above, the Funds will normally invest in short-term instruments that do not have a maturity of greater than one year. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

         In order to secure prices or yields deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Fund will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked to market" daily. Each Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. In these cases, the Fund may realize a taxable gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous. Emerging Countries Fund, International SmallCap Growth Fund and Worldwide Growth Fund may not purchase when-issued securities or enter into firm commitments, if as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

         When the time comes to pay for the securities acquired on a delayed-delivery basis, a Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Depending on market conditions, the Funds could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.

                             INVESTMENT RESTRICTIONS

         All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

FUNDAMENTAL INVESTMENT RESTRICTIONS - GLOBAL EQUITY DIVIDEND FUND

         The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. The Fund may not:

         (1) Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

         (2) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

         (3) Make loans, except loans of portfolio securities and except that the Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or SAI;

         (4) Invest in companies for the purpose of exercising control or management;

         (5) Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts;

         (6) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

         (7) Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (8) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;
                  (b) wholly-owned finance companies will be considered to be in the industries of their parents; (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

         (9) Purchase or sell commodities or commodity contracts except for stock futures contracts, interest rate futures contracts, index futures contracts, and foreign currency futures contracts and options thereon, in accordance with the applicable restrictions under the 1940 Act;

         (10) Invest more than 15% of the value of the Fund's net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange); or

         (11) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any one issuer.

         The investment objective and all other investment policies or practices of the Fund are considered by the Fund not to be fundamental and accordingly may be changed without shareholder approval.

         The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of dividend paying companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

FUNDAMENTAL INVESTMENT RESTRICTIONS -- INTERNATIONAL VALUE FUND

         The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. The Fund may not:

         (1) Issue senior securities, except to the extent permitted under the 1940 Act, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings are in excess of 5% of the value of its total assets are outstanding;

         (2) Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

         (3) Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

         (4) Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

         (5) Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts; or

         (6) Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and repurchase agreements and except for loans of portfolio securities).

         The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board (without shareholder approval). Unless otherwise indicated, a Fund may not:

         (1) Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

         (2) Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law, except that the Fund reserves the right to invest all of its assets in another investment company; or

         (3)      Invest more than 15% of its net assets in illiquid securities.

FUNDAMENTAL INVESTMENT RESTRICTIONS -- EMERGING COUNTRIES, INTERNATIONAL SMALLCAP GROWTH AND WORLDWIDE GROWTH FUNDS

         The Funds have adopted the following restrictions as fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the appropriate Fund (as defined in the Investment Company Act).

         The investment objective of each Fund is a fundamental policy. In addition, no Fund may:

         (1) Invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to this restriction and a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by a Fund in securities of the U.S. Government or any of its agencies and instrumentalities.

         (2) Purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

         (3) Invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies and instrumentalities or to investments by the Money Market Fund (not included in this SAI) in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks which are subject to the same regulation as U.S. banks.

         (4) Purchase or sell real estate. However, a Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate.

         (5) Make loans of money, except that a Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. Each Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets.

         (6) Borrow money on a secured or unsecured basis, except for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of its total assets at the time of the borrowing, provided that, pursuant to the Investment Company Act, a Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings), and provided, further that the borrowing may be made only for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of the Fund's total assets at the time of the borrowing. If such asset coverage of 300% is not maintained, the Fund will take prompt action to reduce its borrowings as required by applicable law.

         (7) Pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Funds from engaging in options, futures and foreign currency transactions, and shall not apply to the Money Market Fund (not included in this Prospectus).

         (8) Underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.

         (9) Invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid.

         (10) Purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

         (11) Engage in short sales (other than Worldwide Growth Fund, and International SmallCap Growth Fund), except that a Fund may use such short-term credits as are necessary for the clearance of transactions.

         (12) Invest in securities of other investment companies, except (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; (b) in compliance with the Investment Company Act and applicable state securities laws, or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund.

         (13) Issue senior securities, except that a Fund may borrow money as permitted by restrictions 5 and 6 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions.

         (14) Enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

         (15) Purchase or write options on securities, except for hedging purposes and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets, (iii) not more than 25% of a Fund's net assets would be hedged, and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund.

         For purposes of investment restriction number 5, the Trust considers the restriction to prohibit the Funds from entering into instruments that have the character of a loan, i.e., instruments that are negotiated on a case-by-case basis between a lender and a borrower. The Trust considers the phrase "publicly distributed debt instruments" in that investment restriction to include, among other things, registered debt securities and unregistered debt securities that are offered pursuant to Rule 144A under the 1933 Act. As a result, the Funds may invest in such securities. Further, the Trust does not consider investment restriction number 5 to prevent the Funds from investing in investment companies that invest in loans.

         The International SmallCap Growth Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of small companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

         The Emerging Countries Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of at least three issuers with emerging securities markets. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

FUNDAMENTAL INVESTMENT RESTRICTIONS -- INTERNATIONAL FUND

         The Fund has adopted the following investment restrictions as policies that cannot be changed without approval by the holders of the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (2) more than 50% of the outstanding shares.

         The investment objective of the Fund is a fundamental policy. In addition, the Fund may not:

         (1) Issue any senior security (as defined in the 1940 Act), except that: (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and
                  (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

         (2) Borrow money, except that: (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made;
                  (d) the Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

         (3) Act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

         (4) Purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

         (5) Make loans, except that, to the extent appropriate under its investment program, the Fund may: (a) purchase bonds, debentures or other debt securities, including short-term obligations; (b) enter into repurchase transactions; and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

         (6) Invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts.

         (7) Concentrate its investments in any one industry, except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. The Fund considers foreign government securities and supranational organizations to be industries. This limitation, however, will not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

         (8) Purchase securities of an issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States government or its agencies or instrumentalities or, with respect to 25% of the Fund's total assets, to securities issued or guaranteed by the government of any country other than the United States which is a member of the Organization for Economic Cooperation and Development ("OECD"). The member countries of OECD are at present: Australia, Austria, Belgium, Canada, Denmark, Germany, Finland, France, Greece, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States; or (b) such purchases would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

         The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees (without shareholder approval). Unless otherwise indicated, the Fund may not:

         (1) Purchase the securities of any other investment company, except as permitted under the 1940 Act; or

         (2) Invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to
                  Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

         The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

FUNDAMENTAL INVESTMENT RESTRICTIONS - FOREIGN FUND

         The Fund has adopted the following investment restrictions as policies that cannot be changed without approval by the holders of the affirmative vote of the lesser of (1) 67% or more of the voting securities of the Fund present at a shareholders' meeting at which more than 50% of the outstanding voting securities are present or represented by proxy or (2) more than 50% of the outstanding voting securities

         As a matter of fundamental policy, the Fund, unless otherwise indicated, may not:

         (1) With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

         (2) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

         (3) Invest more than 25% of its assets in any one industry or related group of industries;

         (4) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks up to 10% of its net assets for temporary purposes but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

         (5) Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33 1/3% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or ING, subject to conditions established by ING), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

         (6)      Underwrite the securities of others;

         (7) Purchase or sell real property, including real estate limited partnerships (the Fund may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

         (8) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

         (9) Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);or

         (10) Sell short, except that the Fund may enter into short sales against the box.

         The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board (without shareholder approval). Unless otherwise indicated, the Fund may not:

         (1) Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

         (2) Borrow any amount in excess of 10% of the Fund's assets, other than for temporary emergency or administrative purposes. In addition, the Fund will not make additional investments when its borrowings exceed 5% of total assets; or

         (3)      Invest more than 15% of its net assets in illiquid securities.


         The investment objective and all other investment policies or practices of the Fund are considered by the Fund not to be fundamental and accordingly may be changed without shareholder approval.


         The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities tied economically to countries outside the United States. The fund has also adopted a policy to provide shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

FUNDAMENTAL INVESTMENT RESTRICTIONS -- RUSSIA FUND

         The Fund has adopted the following investment restrictions as policies that cannot be changed without approval by the holders of the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (2) more than 50% of the outstanding shares.

         The investment objective of the Fund is a fundamental policy. In addition, the Fund, unless otherwise indicated, may not:

         (1) Issue any senior security (as defined in the 1940 Act), except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

         (2) At the end of each quarter of the taxable year, (i) with respect to at least 50% of the market value of the Fund's assets, the Fund may invest in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purchases of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

         (3) Concentrate its investments by investing more than 25% of its assets in the securities of issuers in any one industry. This limit will not apply to oil and gas related securities and to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

         (4) Invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, and may enter into forward currency contracts.

         (5) Purchase real estate, interests in real estate or real estate limited partnership interest except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

         (6) Make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations, (b) enter into repurchase transactions and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

         (7) Borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made; (d) the Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber then in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test. The Fund will only invest in reverse repurchase agreements up to 5% of the Fund's total assets.

         (8) Act as underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

         The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees (without shareholder approval). The Fund may not:

         (1) Invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to
                  Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

         (2) Purchase the securities of any other investment company, except as permitted under the 1940 Act.

         The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

         The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common and preferred stocks, warrants and convertible securities) of Russian companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

         Russia Fund is a non-diversified fund. The Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

FUNDAMENTAL INVESTMENT RESTRICTIONS -- PRECIOUS METALS FUND

         The Fund has adopted the following investment restrictions as policies that cannot be changed without approval by the holders of the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (2) more than 50% of the outstanding shares.

         The investment objective of the Fund is a fundamental policy. In addition, the Fund, unless otherwise indicated, may not:

         (1) Issue any senior security (as defined in the 1940 Act), except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

         (2) At the end of each quarter of the taxable year, (i) with respect to at least 50% of the market value of the Fund's assets, the Fund may invest in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purchases of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

         (3) Concentrate its investments by investing more than 25% of its assets in the securities of issuers in any one industry. This limit will not apply to gold and gold-related securities, and to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

         (4) Invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, and may enter into forward currency contracts. Transactions in gold, platinum, palladium or silver bullion will not be subject to this restriction.

         (5) Purchase real estate, interests in real estate or real estate limited partnership interest except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

         (6) Make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations, (b) enter into repurchase transactions and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

         (7) Borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made;
                  (d) the Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber then in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduced its borrowings to the extent necessary to meet the 300% test. The Fund will only invest in reverse repurchase agreements up to 5% of the Fund's total assets.

         (8) Act as underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

         The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees (without shareholder approval). The Fund may not:

         (1) Invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to
                  Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

         (2) Purchase the securities of any other investment company, except as permitted under the 1940 Act. The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

         The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities related to precious metals. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

         Precious Metals Fund is a non-diversified fund. The Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

FUNDAMENTAL INVESTMENT RESTRICTIONS --GLOBAL REAL ESTATE FUND

         The Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restriction number 10 is not a fundamental policy and may be changed by vote of a majority of the members of the Board at any time.

         The Fund, except as indicated, may not:

         (1) Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of a Fund's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

         (2) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

         (3) Make loans, except loans of portfolio securities and except that the Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or this SAI;

         (4) Invest in companies for the purpose of exercising control or management;

         (5) Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

         (6) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

         (7) Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (8) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;
                  (b) wholly-owned finance companies will be considered to be in the industries of their parents; (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and (d) Global Real Estate Fund will concentrate its investments as described in the Prospectus.

         (9) Purchase or sell commodities or commodity contracts except for stock futures contracts, interest rate futures contracts, index futures contracts, and foreign currency futures contracts and options thereon, in accordance with the applicable restrictions under the 1940 Act.

         (10) Invest more than 15% of the value of a the Fund's net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange).

         Global Real Estate Fund is a non-diversified fund. The Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         Global Real Estate Fund will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by S&P or Baa by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Sub-Adviser. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Fund must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser.

         The Global Real Estate Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                             PORTFOLIO TRANSACTIONS

         Each Investment Management Agreement or Sub-Advisory Agreement authorizes the Investment Adviser or Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for each Fund. In all purchases and sales of securities for the portfolio of a Fund, the primary consideration is to obtain the most favorable execution available. Pursuant to the Investment Management Agreements or Sub-Advisory Agreements, each Investment Adviser or Sub Advisor determines, subject to the instructions of and review by the Board of the Fund, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute portfolio transactions of the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of the Investment Adviser or a Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.



         In placing portfolio transactions, the Investment Adviser or Sub-Adviser will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. The Investment Adviser or Sub-Adviser will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the most favorable execution available, consideration may be given to those brokers that supply research and statistical information to a Fund, the Investment Adviser, and/or the Sub-Adviser, and provide other services in addition to execution services. The Investment Adviser or Sub-Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by the Investment Adviser or Sub-Adviser to be useful in varying degrees, but of indeterminable value.



         As permitted by Section 28(e) of the 1934 Act the Investment Adviser or the Sub-Adviser may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Investment Adviser or the Sub-Adviser an amount of disclosed commission for effecting a securities transaction for a Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. Consistent with this policy, portfolio transactions may be executed by brokers affiliated with the ING Groep N.V. or the Investment Adviser or Sub-Advisers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD") Provided the Funds' officers are satisfied that the Fund is receiving the most favorable execution available, the Fund may also consider the sale of the Funds' shares as a factor in the selection of broker-dealers to execute its portfolio transactions.



         While it will continue to be the Funds' general policy to seek first to obtain the most favorable execution available, in selecting a broker to execute portfolio transactions for a Fund, the Fund may also give weight to the ability of a broker to furnish brokerage and research services to the Fund, the Investment Adviser or the Sub-Adviser, even if the specific services were not imputed to the Fund and were useful to the Investment Adviser and/or Sub-Adviser in advising other clients. The advisory fees paid by the Funds are not reduced because the Adviser or the Sub-Adviser receives such services. In negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker, which services either produce a direct benefit to the client or assist the Investment Adviser in carrying out its responsibilities to the Funds.


         Purchases of securities for a Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

         Some securities considered for investment by a Fund may also be appropriate for other clients served by that Fund's Investment Adviser or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients serviced by the Investment Adviser or Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Adviser's or Sub-Adviser's other clients in a manner deemed fair and reasonable by the Investment Adviser or Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Investment Adviser or Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board. To the extent any of the Funds seek to acquire the same security at the same time, one or more of the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Fund is concerned.

         Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

         In purchasing and selling fixed income securities, it is the policy of each Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While ING generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

Brokerage commissions paid by the series of ING Mutual Funds for previous fiscal years/periods are as follows:


                                                                        October 31
----------------------------------------------------------------------------------------------------------
             Fund                                         2003             2002                    2001
----------------------------------------------------------------------------------------------------------
Emerging Countries                                    $  796,451(5)    $1,042,750(3)            $  874,727
----------------------------------------------------------------------------------------------------------
Foreign(1)                                            $   26,735              N/A                      N/A
----------------------------------------------------------------------------------------------------------
Global Equity Dividend(2)                             $    2,630              N/A                      N/A
----------------------------------------------------------------------------------------------------------
Global Real Estate                                    $  189,969       $  220,063(4)                   N/A
----------------------------------------------------------------------------------------------------------
International                                         $  351,259       $  501,619               $  401,140
----------------------------------------------------------------------------------------------------------
International SmallCap Growth                         $1,421,157(5)    $2,264,525(5)            $3,040,817
----------------------------------------------------------------------------------------------------------
Precious Metals                                       $  537,790       $  509,329(3)            $  240,154
----------------------------------------------------------------------------------------------------------
Russia                                                $   38,764       $   14,430(3)            $    4,422
----------------------------------------------------------------------------------------------------------
Worldwide Growth                                      $  828,294(5)    $2,863,896(5)            $3,278,242
----------------------------------------------------------------------------------------------------------


------------------

(1)      Commenced operations on July 1, 2003.


(2)      Commenced operations on September 17, 2003.


(3) The increase in brokerage commission paid by the Fund is due to an increase in the trading activity of the Fund.

(4)      For the 11 month period November 5, 2001 through October 31, 2002.

(5) The decrease in the brokerage commission paid by the Fund is due to a decrease in the trading activity of the Fund.

         Brokerage commissions paid by the series of Mayflower Trust for previous fiscal years/periods are as follows:


                                                                                      October 31
----------------------------------------------------------------------------------------------------------------------
      Fund                                                           2003                2002                  2001
----------------------------------------------------------------------------------------------------------------------
International Value                                               $2,122,584          $2,783,292            $2,419,761
----------------------------------------------------------------------------------------------------------------------



         Of the total commissions paid during the fiscal year ended October 31, 2003, $514,080 was paid to firms which provided research, statistical or other services to the Investment Adviser. The Investment Adviser has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.


         During the fiscal year ended October 31, 2003, the following Funds paid affiliated persons of the Fund brokerage commissions as follows:


ING INTERNATIONAL FUND



         Affiliated                  Affiliated      Total Fund        % of       Affiliated    Fund Total       % of
           Broker                     Principal       Principal      Principal    Commission    Commission    Commission
------------------------------------------------------------------------------------------------------------------------
ING Baring Sec.                       $614,416       $153,499,242     0.40%        $1,355        $351,259      0.39%
------------------------------------------------------------------------------------------------------------------------



ING EMERGING COUNTRIES FUND



         Affiliated                  Affiliated      Total Fund        % of       Affiliated    Fund Total      % of
           Broker                     Principal       Principal      Principal    Commission    Commission    Commission
------------------------------------------------------------------------------------------------------------------------
ING Baring Limited                    $5,354,676     $316,598,181     1.69%        $16,089       $796,451      2.02%
------------------------------------------------------------------------------------------------------------------------

ING INTERNATIONAL SMALLCAP GROWTH FUND



          Affiliated                 Affiliated      Total Fund        % of       Affiliated    Fund Total      % of
            Broker                    Principal       Principal      Principal    Commission    Commission    Commission
------------------------------------------------------------------------------------------------------------------------
ING Baring Securities Ltd             $10,010,374     $701,139,481    1.43%        $21,099       $1,421,157    1.48%
------------------------------------------------------------------------------------------------------------------------
   ING Financial Markets LLC          $  463,591      $701,139,481    0.07%        $ 1,617       $1,421,157    0.11%
------------------------------------------------------------------------------------------------------------------------




ING RUSSIA FUND

          Affiliated                 Affiliated      Total Fund        % of       Affiliated    Fund Total      % of
            Broker                    Principal       Principal      Principal    Commission    Commission    Commission
------------------------------------------------------------------------------------------------------------------------
ING Baring                            $4,649,024      $77,601,354     5.99%        $9,288        $38,764       23.96%
------------------------------------------------------------------------------------------------------------------------




ING FOREIGN FUND

          Affiliated                 Affiliated      Total Fund        % of       Affiliated    Fund Total      % of
            Broker                    Principal       Principal      Principal    Commission    Commission    Commission
------------------------------------------------------------------------------------------------------------------------
ING Baring                            $827,888        $35,341,220     2.34%        $2,589        $26,735       9.68%
------------------------------------------------------------------------------------------------------------------------





         During the fiscal year ended October 31, 2003, the following Funds acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents: The holdings of securities of such brokers and dealers were as follows as of October 31, 2003.


            FUND                         SECURITY DESCRIPTION                                      MARKET VALUE
---------------------------------------------------------------------------------------------------------------
Foreign Fund                             BNP-Paribas SA                                             $   129,049
---------------------------------------------------------------------------------------------------------------
Foreign Fund                             Societe Generale                                           $    62,621
---------------------------------------------------------------------------------------------------------------
Foreign Fund                             Nomura Holdings, Inc.                                      $   209,280
---------------------------------------------------------------------------------------------------------------
Foreign Fund                             UBS AG                                                     $    44,090
---------------------------------------------------------------------------------------------------------------
Foreign Fund                             Credit Suisse                                              $   130,649
---------------------------------------------------------------------------------------------------------------
Foreign Fund                             HSBC Holdings PLC                                          $   130,688
---------------------------------------------------------------------------------------------------------------
International Fund                       Societe Generale                                           $ 1,537,673
---------------------------------------------------------------------------------------------------------------
International Fund                       Deutsche Bank AG                                           $ 1,882,439
---------------------------------------------------------------------------------------------------------------
International Fund                       Nomura Holdings, Inc.                                      $ 1,064,774
---------------------------------------------------------------------------------------------------------------
International Fund                       UBS AG                                                     $   927,248
---------------------------------------------------------------------------------------------------------------
International Fund                       Banco Santander Chile SA                                   $   487,080
---------------------------------------------------------------------------------------------------------------
International Fund                       HSBC Holdings PLC                                          $ 1,261,176
---------------------------------------------------------------------------------------------------------------
Global Equity Dividend Fund              Societe Generale                                           $    37,142
---------------------------------------------------------------------------------------------------------------
Global Equity Dividend Fund              JP Morgan Chase & Co.                                      $    46,670
---------------------------------------------------------------------------------------------------------------
Worldwide Growth Fund                    Societe Generale                                           $   987,974
---------------------------------------------------------------------------------------------------------------
Worldwide Growth Fund                    Deutsche Bank AG                                           $ 1,263,403
---------------------------------------------------------------------------------------------------------------
Worldwide Growth Fund                    Nomura Holdings, Inc.                                      $   927,384
---------------------------------------------------------------------------------------------------------------
Worldwide Growth Fund                    UBS AG                                                     $ 1,013,218
---------------------------------------------------------------------------------------------------------------
Worldwide Growth Fund                    Citigroup Global Markets Inc                               $ 1,104,420
---------------------------------------------------------------------------------------------------------------
Worldwide Growth Fund                    Goldman Sachs & Co                                         $   976,560
---------------------------------------------------------------------------------------------------------------
Worldwide Growth Fund                    JP Morgan Securities                                       $ 1,134,440
---------------------------------------------------------------------------------------------------------------
Worldwide Growth Fund                    Lehman Brothers Inc.                                       $ 1,706,400
---------------------------------------------------------------------------------------------------------------
Worldwide Growth Fund                    Banco Santander Chile SA                                   $   358,776
---------------------------------------------------------------------------------------------------------------
Worldwide Growth Fund                    HSBC Holdings PLC                                          $   765,366
---------------------------------------------------------------------------------------------------------------
International SmallCap Growth Fund       Julius Baer Holding AG                                     $ 1,945,557
---------------------------------------------------------------------------------------------------------------
International Value Fund                 Banco Bilbao Vizcaya Argentaria SA                         $75,343,579
---------------------------------------------------------------------------------------------------------------


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in the Prospectus under "Shareholder Guide." Shares of the ING Funds are offered at the net asset value next computed following receipt of the order by the dealer (and/or the Distributor) or by the Trust's transfer agent, DST Systems, Inc. ("Transfer Agent"), plus, for Class A and Class M shares, a varying sales charge depending upon the class of shares purchased and the amount of money invested, as set forth in the Prospectuses. An investor may exchange shares of a Fund for shares of the same class of any Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.


         If you invest in a Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Fund shares.


         Certain investors may purchase shares of the ING Funds with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Fund consistent with the Fund's investment policies and restrictions. These transactions only will be effected if the Investment Adviser or Sub-Adviser intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. Each Trust reserves the right to amend or terminate this practice at any time.

SPECIAL PURCHASES AT NET ASSET VALUE

         Class A or Class M shares of the ING Funds may be purchased at NAV, without a sales charge, by persons who have redeemed their Class A or Class M Shares of a Fund (or shares of other funds managed by the Investment Adviser in accordance with the terms of such privileges established for such funds) within the previous 90 days. The amount that may be so reinvested in the Fund is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within 90 days after the date of redemption. This privilege may only be used once per calendar year. Payment must accompany the request and the purchase will be made at the then current net asset value of the Fund. Such purchases may also be handled by a securities dealer who may charge a shareholder for this service. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinvestment will not alter any applicable Federal capital gains tax. If there has been a loss on the redemption and a subsequent reinvestment pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinvested, although such disallowance is added to the tax basis of the shares acquired upon the reinvestment.

         Class A Shares of the ING Funds may also be purchased at NAV by any person who can document that Fund shares were purchased with proceeds from the redemption (within the previous 90 days) of shares from any unaffiliated mutual fund on which a sales charge was paid or which were subject at any time to a CDSC, and the Distributor has determined in its discretion that the unaffiliated fund invests primarily in the same types of securities as the ING Fund purchased.

         Additionally, Class A or Class M Shares of the ING Funds may also be purchased at net asset value by any charitable organization or any state, county, or city, or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company ("an eligible governmental authority"). If an investment by an eligible governmental authority at net asset value is made through a dealer who has executed a selling group agreement with respect to the Trust (or the other open-end ING Funds) the Distributor may pay the selling firm 0.25% of the Offering Price.

         Shareholders of ING General Money Market Shares who acquired their shares by using all or a portion of the proceeds from the redemption of Class A or Class M shares of other open-end ING Funds distributed by the Distributor may reinvest such amount plus any shares acquired through dividend reinvestment in Class A or Class M Shares of a Fund at its current net asset value, without a sales charge.

         The officers, Trustees and bona fide full-time employees of each Trust and the officers, directors and full-time employees of the Investment Adviser, any Sub-Adviser, the Distributor, any service provider to a Fund or affiliated corporations thereof or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of the Investment Adviser or any Sub-Adviser, may purchase Class A or Class M Shares of a Fund at NAV without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. Each Trust may, under certain circumstances, allow registered investment adviser's to make investments on behalf of their clients at NAV without any commission or concession.

         Class A or M shares may also be purchased at NAV by certain fee based registered investment advisers, trust companies and bank trust departments under certain circumstances making investments on behalf of their clients and by shareholders who have authorized the automatic transfer of dividends from the same class of another open-end fund managed by the Investment Adviser or from ING Prime Rate Trust.

         Class A or Class M shares may also be purchased without a sales charge by (i) shareholders who have authorized the automatic transfer of dividends from the same class of another ING Fund distributed by the Distributor or from ING Prime Rate Trust; (ii) registered investment advisors, trust companies and bank trust departments investing in Class A shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more Funds, during the 13 month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the ING Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the ING Funds; (v) accounts as to which a banker or broker-dealer charges an account management fee ("wrap accounts"); (vi) any registered investment company for which the Investment Adviser serves as adviser; (vii) investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either (1) directly in any Fund or through an unregistered separate account sponsored by Aetna Life Insurance and Annuity Company (ALIAC) or any successor thereto or affiliate thereof or (2) in a registered separate account sponsored by ALIAC or any successor thereto or affiliate thereof, but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability; and (viii) insurance companies (including separate accounts).

         The ING Funds may terminate or amend the terms of these sales charge waivers at any time.

LETTERS OF INTENT AND RIGHTS OF ACCUMULATION

         An investor may immediately qualify for a reduced sales charge on a purchase of Class A or Class M shares of any of the ING Funds which offers Class A shares, Class M shares or shares with front-end sales charges, by completing the Letter of Intent section of the Shareholder Application in the Prospectus (the "Letter of Intent" or "Letter"). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which if made at one time would qualify for the reduced sales charge. At any time within 90 days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with the Fund. Those holdings will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the ING Funds will be effective only after notification to the Distributor that the investment qualifies for a discount. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.

         An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Shareholder Application in the Prospectus. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge or 5.75% of the total intended purchase will be held in escrow at ING Funds, in the form of shares, in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the escrow shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, equal the amount specified under the Letter, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within 90 days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single account in the name of the investor or to the investor's order. If within 10 days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Investor. By completing the Letter of Intent section of the Shareholder Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent or Sub-Transfer Agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that this Letter is in effect each time a purchase is made.

         If at any time prior to or after completion of the Letter of Intent the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem at NAV to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if made at one time.

         The value of shares of the ING Funds plus shares of the other open-end funds distributed by the Distributor can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge applies to quantity purchases made at one time or on a cumulative basis over any period of time by (i) an investor, (ii) the investor's spouse and children under the age of majority, (iii) the investor's custodian accounts for the benefit of a child under the Uniform gift to Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code), by trust companies' registered investment advisors, banks and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

         The reduced sales charge also applies on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.

         Shares of the ING Funds and other open-end ING Funds purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof) including shares held by its employees, under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Internal Revenue Code. Individuals and employees should consult with their tax advisors concerning the tax rules applicable to retirement plans before investing.

         For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the ING Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of a Fund which imposes a CDSC.

REDEMPTIONS

         Payment to shareholders for shares redeemed will be made within seven days after receipt by the Fund's Transfer Agent of the written request in proper form, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio series or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

         Each Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, each Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event a Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the NAV of such shares.

         Due to the relatively high cost of handling small investments, each Trust reserves the right, upon 30 days' prior written notice, to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account has a total value that is less than the Fund minimum, other than as a result of a decline in the net asset value per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least the minimum before the redemption is processed. This policy will not be implemented where a Fund has previously waived the minimum investment requirements.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

         Certain purchases of Class A shares and most Class B and Class C shares may be subject to a CDSC. Shareholders will be charged a CDSC if certain of those shares are redeemed within the applicable time period as stated in the prospectus.

         No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period, (ii) resulted from reinvestment of distributions on CDSC shares, or (iii) were exchanged for shares of another fund managed by the Investment Adviser, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

         The CDSC or redemption fee will be waived for certain redemptions of shares upon (i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account ("IRA") or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redemption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA. The shareholder must notify the Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder's entitlement. The CDSC or redemption fee, which may be imposed on Class A shares purchased in excess of $1 million, will also be waived for registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. These waivers may be changed at any time.

         A redemption fee of 2% will be charged on the redemption (including in connection with an exchange) of Class A Shares of the International Fund within 30 days or less from their date of purchase. A redemption fee of 2% will be charged on the redemption of shares of the Russia Fund held less than 365 days. The fee is not a sales charge (load); it will be paid directly to the Funds. The redemption fee is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The redemption fee will apply only to Fund Class A shares purchased on or after November 1, 2001. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Funds.

REINSTATEMENT PRIVILEGE

         If you sell Class B or Class C shares of an ING Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B or Class C shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within 90 days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

CONVERSION OF CLASS B SHARES

         A shareholder's Class B shares will automatically convert to Class A shares in the Fund on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares, except that Class B Shares acquired initially through Funds that were part of the Northstar family of funds at the time of purchase will convert after seven years from the date of original purchase. The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel or an Internal Revenue Service ("IRS") ruling, if the Investment Adviser deems it advisable to obtain such advice, to the effect that (1) such conversion will not constitute taxable events for federal tax purposes; and (2) the payment of different dividends on Class A and Class B shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two Classes.

    CDSC SCHEDULE FOR SHARES OF THE INTERNATIONAL VALUE FUND PURCHASED BEFORE
                                NOVEMBER 1, 1999

         Effective November 1, 1999, the above listed Fund adopted a new CDSC schedule, as set forth in the Prospectus. Class B shares of the Fund purchased before November 1, 1999 are subject to the following contingent sales deferred charge schedule:

 Years After You      CDSC As A Percentage
Bought The Shares      of Amount Redeemed
------------------------------------------
     1st Year                 5.00%
------------------------------------------
     2nd Year                 4.00%
------------------------------------------
     3rd Year                 3.00%
------------------------------------------
     4th Year                 2.00%
------------------------------------------
     5th Year                 2.00%
------------------------------------------
  After 5th Year               ---
------------------------------------------

DEALER COMMISSIONS AND OTHER INCENTIVES

         In connection with the sale of shares of the ING Funds, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A and Class M shares, the Distributor will reallow the following amounts to Authorized Dealers of record from the sales charge on such sales:

                        DEALERS' REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
------------------------------------------------------------------------------
AMOUNT OF TRANSACTION                     CLASS A        CLASS M
------------------------------------------------------------------------------
  Less than $50,000                        5.00%          3.00%
------------------------------------------------------------------------------
  $50,000 - $99,999                        3.75%          2.00%
------------------------------------------------------------------------------
 $100,000 - $249,999                       2.75%          1.00%
------------------------------------------------------------------------------
 $250,000 - $499,000                       2.00%          1.00%
------------------------------------------------------------------------------
 $500,000 - $999,999                       1.75%          None
------------------------------------------------------------------------------
 $1,000,000 and over                     See below        None
------------------------------------------------------------------------------

         The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold. There is no sales charge on purchases of $1,000,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for purchases of Class A shares that are subject to a CDSC:

                            DEALER COMMISSION AS A PERCENTAGE OF
AMOUNT OF TRANSACTION                 AMOUNT INVESTED
-------------------------------------------------------------
$1,000,000 to $2,499,000                    1.00%
-------------------------------------------------------------
$2,500,000 to $4,999,999                    0.50%
-------------------------------------------------------------
$5,000,000 and over                         0.25%
-------------------------------------------------------------

         Also, the Distributor will pay out of its own assets a commission of 1% of the amount invested for purchases of Class A shares of less than $1 million by qualified employer retirement plans with 50 or more participants.

         The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B shares subject to a CDSC. For purchases of Class C shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of each Fund.

         The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an "underwriter" under the 1933 Act. The Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States, merchandise or other items. For more information on incentives, see "Management of the Funds -- 12b-1 Plans" in this SAI.

                          DETERMINATION OF SHARE PRICE

         As noted in the Prospectuses, the NAV and offering price of each class of each Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. See "Net Asset Value" in the shareholder guide of the Prospectus. The long-term debt obligations held in a Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

         Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

         The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Fund's valuation). Foreign securities markets may close before a Fund determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of a Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund.

         If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. The Board has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time a Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Funds are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Fund's net asset value.

         Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time the NAV is computed.

         Options on currencies purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

         The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by Precious Metals Fund's custodian bank or other broker-dealers or banks approved by Precious Metals Fund, on each date that the NYSE is open for business.

         The fair value of other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

         In computing the net asset value for a class of shares of a Fund, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

         The per share net asset value of Class A shares generally will be higher than the per share NAV of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class
C. It is expected, however, that the per share NAV of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

         Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

                             SHAREHOLDER INFORMATION

         Certificates representing shares of a particular Fund will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.

         The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

         Each Trust reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of a Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. Each Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SHAREHOLDER SERVICES AND PRIVILEGES

         As discussed in the Prospectuses, the ING Funds provide a Pre-Authorized Investment Program for the convenience of investors who wish to purchase shares of a Fund on a regular basis. Such a Program may be started with an initial investment ($100 minimum) and subsequent voluntary purchases ($100 minimum) with no obligation to continue. The Program may be terminated without penalty at any time by the investor or the ING Funds. The minimum investment requirements may be waived by the Fund for purchases made pursuant to (i) employer-administered payroll deduction plans, (ii) profit-sharing, pension, or individual or any employee retirement plans, or (iii) purchases made in connection with plans providing for periodic investments in Fund shares.

         For investors purchasing shares of a Fund under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of a Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the 1934 Act, as amended, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

         All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Fund's Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of a fund will not be issued unless the shareholder requests them in writing.

SELF-EMPLOYED AND CORPORATE RETIREMENT PLANS

         For self-employed individuals and corporate investors that wish to purchase shares of a Fund, there is available, through the Fund, a Prototype Plan and Custody Agreement. The Custody Agreement provides that State Street Bank & Trust, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12.00 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the ING Funds.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

INDIVIDUAL RETIREMENT ACCOUNTS

         Investors having earned income are eligible to purchase shares of a Fund under an IRA pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect tax-free withdrawals, are also available. Copies of a model Custodial Account Agreement are available from the Distributor. State Street Bank and Trust Company, Kansas City, Missouri, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12.00 for maintaining the Account (such fee is in addition to the normal custodial charges paid by the Funds). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Trust. An IRA using shares of a Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.

         Purchases of Fund shares by Section 403(b) and other retirement plans are also available. Section 403(b) plans are arrangements by a public school organization or a charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

TELEPHONE REDEMPTION AND EXCHANGE PRIVILEGES

         As discussed in the Prospectuses, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.

         Telephone redemption and/or exchange instructions received in good order before the pricing of a Fund on any day on which the New York Stock Exchange is open for business (a "Business Day"), but not later than 4:00 P.M. Eastern time, will be processed at that day's closing net asset value. For each exchange, the shareholder's account may be charged an exchange fee. There is no fee for telephone redemptions; however, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (See "Shareholder Guide" in the Prospectus).

         Telephone redemptions and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.

         ING Funds will not permit exchanges in violation of any of the terms and conditions set forth in the Funds' Prospectuses or herein.

         Telephone redemption requests must meet the following conditions to be accepted by ING Funds :

         (a) Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on record. This address cannot reflect any change within the previous thirty (30) days.

         (b) Certain account information will need to be provided for verification purposes before the redemption will be executed.

         (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed within a 30 day period.

         (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

         (e) The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.

         (f) If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the ING Fund being acquired.

         (g) Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectus.

         (h) Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to ING Investments at P.O. Box 419368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.

         (i) If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the ING Fund to be purchased on the exchange having the same aggregate net asset value as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

         (j) Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Funds' then-current prospectuses.

         (k) Proceeds of a redemption may be delayed up to fifteen (15) days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

SYSTEMATIC WITHDRAWAL PLAN

         You may elect to make periodic withdrawals from your account in any fixed amount in excess of $100 ($1,000 in the case of Class Q and Class I) to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000 ($250,000 in the case of Class Q and Class I). To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. A Systematic Withdrawal Plan may be modified at any time by the Fund or terminated upon written notice by the relevant Fund.

         During the withdrawal period, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200 ($12,000 in the case of Class Q), whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, B or C shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of a Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.

                                  DISTRIBUTIONS

         As noted in the Prospectuses, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of a Fund at the then current net asset value, with no sales charge. The ING Funds' management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the ING Funds automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of a Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional shares of the respective class of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid to him in cash.

                               TAX CONSIDERATIONS

         The following discussion summarizes certain U.S. federal tax considerations generally affecting the ING Funds and its shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the ING Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

         Each Fund intends to qualify to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

         The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

         The status of the ING Funds as regulated investment companies does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund currently intends to make distributions in accordance with the calendar year distribution requirement.




TAX LOSS CARRY-FORWARDS

         Tax loss carry-forwards were the following as of October 31, 2003:

             FUND                    AMOUNT      EXPIRATION DATES
--------------------------------------------------------------------------
Emerging Countries                $170,443,085   2005, 2007 - 2010
--------------------------------------------------------------------------
Foreign (1)                       $          0          N/A
--------------------------------------------------------------------------
Global Equity Dividend (2)        $          0          N/A
--------------------------------------------------------------------------
Global Real Estate                $          0          N/A
--------------------------------------------------------------------------
International                     $ 37,788,257      2007 - 2011
--------------------------------------------------------------------------
International SmallCap Growth     $237,702,930      2008 - 2010
--------------------------------------------------------------------------
International Value               $ 98,526,506         2011
--------------------------------------------------------------------------
Precious Metals                   $ 57,346,756      2007 - 2010
--------------------------------------------------------------------------
Russia                            $ 50,194,458      2007 - 2009
--------------------------------------------------------------------------
Worldwide Growth                  $235,346,672      2008 - 2011
--------------------------------------------------------------------------


-----------------------------

(1) Commenced operations on July 1, 2003.


(2) Commenced operations on September 17, 2003.


DISTRIBUTIONS

         Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income, whether paid in cash or invested in Fund shares. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

         Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which Funds invest do not pay significant dividends on their stock, the Funds may not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations".

         Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

         Distributions by a Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

ORIGINAL ISSUE DISCOUNT

         Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

         If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

FOREIGN CURRENCY TRANSACTIONS

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

PASSIVE FOREIGN INVESTMENT COMPANIES

         A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. In general, under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

         A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that involves marking to market the Funds' PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on "qualifying dividends."

FOREIGN WITHHOLDING TAXES

         Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations and the Fund distributed at least 90% of its investment company taxable income, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). No credit may be claimed by a shareholder with respect to Fund shares that have been held less than 16 days. Each shareholder will be notified within 60 days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities may be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, may be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. For individuals, foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

OPTIONS AND HEDGING TRANSACTIONS

         The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code
Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain options and financial contracts in which the ING Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Furthermore, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

         A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         Under certain circumstances, a Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

         Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to "qualifying dividend" would instead be taxed at the rate of tax applicable to ordinary income.

         Requirements relating to each Fund's tax status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options and foreign currency forward contracts.

SHORT SALES AGAINST THE BOX

         If a Fund sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

OTHER INVESTMENT COMPANIES

         It is possible that by investing in other investment companies, a Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies.

SALE OR OTHER DISPOSITION OF SHARES

         Upon the redemption, sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates (for shareholders who are individuals), depending on the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.


REDEMPTION FEE



     For convenience, the redemption fee applicable to the ING Russia Fund and the ING International Fund is referred to as a fee, but the overall arrangement in fact calls for payment in exchange for shares at 98% of net asset value. It thus is more accurately characterized as a reduced price for your shares than as a fee or charge.



     The tax consequences of the redemption fee are not entirely clear. Although there is some authority to the effect that a fund would recognize taxable income in such circumstances, there is also authority, which the ING Russia Fund and the ING International Fund intend to follow, that a fund does not recognize income. It is possible that the Internal Revenue Service or other taxing authorities might successfully contest these funds' tax treatment of this arrangement on this basis or for other reasons.


BACKUP WITHHOLDING

         Each Fund generally will be required to withhold federal income tax at a rate of 28% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish a Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as a Fund may require, (2) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

OTHER TAXES

         Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in a Fund.

PURCHASES IN-KIND OF THE INTERNATIONAL VALUE FUND

         Investors may, subject to the approval of the International Value Fund, the Investment Adviser and Brandes, purchase shares of the International Value Fund with liquid securities that are eligible for purchase by the Fund and that have a value that is readily ascertainable. These transactions will be effected only if the Investment Adviser or Brandes intends to retain the securities in the Fund as an investment. The Fund reserves the right amend or terminate this practice at any time. As discussed in the Prospectuses, International Value Fund is closed to new investors except for shares purchased: (1) through the reinvestment of dividends and distributions; (2) by 401(k), 403(b) and 457 plans that have selected the Fund as an investment option prior to May 17, 2002; (3) by shareholders participating in mutual fund wrap fee programs who were invested in the Fund prior to May 17, 2002; or (4) by new 401(k), 403(b) and 457 plans and new shareholders participating in mutual fund wrap fee programs subject to approval by the Investment Adviser and Sub-Adviser based on their assessment of the Fund's ability to invest the monies consistent with the Fund's objectives in light of market conditions, the size of the purchase, and other relevant factors relating to the Fund. The International Value Fund may reopen in the future subject to the discretion of the Board of Trustees.

REDEMPTIONS

         The right to redeem shares may be suspended and payment therefore postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or, if permitted by rules of the SEC, during periods when trading on the Exchange is restricted, during any emergency that makes it impracticable for any Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available. Shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.

EXCHANGES

         The following conditions must be met for all exchanges among the Funds and the Money Market Portfolios: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares");
(iii) the Exchanged Shares must have been held in the shareholder's account for at least 30 days prior to the exchange; (iv) except for exchanges into the Money Market Portfolio, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.

         Each Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of ING to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, ING reserves the right to reject any exchange request.

         If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers of not less than 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

         You are not required to pay an applicable CDSC upon an exchange from any ING Fund into the ING Senior Income Fund. However, if you exchange into the ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the CDSC will apply from the original ING Fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the original ING Fund.

CONVERSION FEATURE

         Class B shares of each Fund, except Class B shares purchased through funds that were part of the Northstar family of funds at the time of purchase, will automatically convert to Class A shares without a sales charge at the relative NAVs of each of the classes after eight years from the acquisition of the Class B shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for each Fund. Class B shares purchased through funds that were part of the Northstar family of funds at the time of purchase will convert after the seven years from the date of the original purchase.

                         CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Information

         Each Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors.

         Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                 P(1 + T)(n) = ERV

Where:

   P =     a hypothetical initial payment of $1,000,
   T =     the average annual total return,
   n =     the number of years, and
 ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

         All total return figures assume that all dividends are reinvested when paid.

         From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes On Distributions) Quotation

         Each Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                P(1 + T)(n) = ATV(D)

Where:

    P    = a hypothetical initial payment of $1,000,
    T    = the average annual total return (after taxes on distributions),
    n    = the number of years, and
  ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

         All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

         From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

         Each Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(DR)

Where:

  P     =     a hypothetical initial payment of $1,000,
  T     =     the average annual total return (after taxes on distributions),
  n     =     the number of years, and
ATV(DR) =     ending value of a hypothetical $1,000 payment made at the
              beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

         All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

         From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

         Quotations of yield for the Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                         Yield= 2[((a-b)/(cd)+1)(6)-1]

where

   a =      dividends and interest earned during the period,
   b =      expenses accrued for the period (net of reimbursements),
   c =      the average daily number of shares outstanding during the period that were entitled to receive dividends, and
   d =      the maximum offering price per share on the last day of the period.

         Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

         A Fund may also from time to time advertise its yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a 30-day or 90-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         A Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for a Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of a Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.

ADDITIONAL PERFORMANCE QUOTATIONS

         Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

         Total returns and yields are based on past results and are not necessarily a prediction of future performance.

                             PERFORMANCE COMPARISONS


         In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class A, Class B, Class C, Class I, Class M, and Class Q shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The

Wall Street Journal. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.


         The average annual total returns, including sales charges, for each class of shares of each Fund for the one-, five-, and ten-year periods ended October 31, 2003, if applicable, and for classes that have not been in operation for ten years, the average annual total return for the period from commencement of operations to October 31, 2003, is as follows:


                                              1 Year    5 Year     10 Year    Since Inception    Inception Date
---------------------------------------------------------------------------------------------------------------
Emerging Countries Fund
---------------------------------------------------------------------------------------------------------------
Class A                                        31.21      6.66           -          4.16            11/28/94
---------------------------------------------------------------------------------------------------------------
Class A (after taxes on distributions)         31.21      6.66           -          3.75
---------------------------------------------------------------------------------------------------------------
Class A (After taxes on distributions and      20.29      5.76           -          3.35
sale of fund shares)
---------------------------------------------------------------------------------------------------------------
Class B                                        33.42      7.03           -          4.60             5/31/95
---------------------------------------------------------------------------------------------------------------
Class C                                        37.42      7.07           -          3.94            11/28/94
---------------------------------------------------------------------------------------------------------------
Class M                                        33.75         -           -         26.11             8/05/02
---------------------------------------------------------------------------------------------------------------
Class Q                                        39.77      8.10           -          4.75             8/31/95
---------------------------------------------------------------------------------------------------------------
Foreign Fund (1)
---------------------------------------------------------------------------------------------------------------
Class A                                            -         -           -          3.77            07/01/03
---------------------------------------------------------------------------------------------------------------
Class A (after taxes on distributions)             -         -           -         11.50
---------------------------------------------------------------------------------------------------------------
Class A (After taxes on distributions and          -         -           -          7.38
sale of fund shares)
---------------------------------------------------------------------------------------------------------------
Class B                                            -         -           -          1.80            07/08/03
---------------------------------------------------------------------------------------------------------------
Class C                                            -         -           -          6.21            07/07/03
---------------------------------------------------------------------------------------------------------------
Class I                                            -         -           -          3.95             N/A (1)
---------------------------------------------------------------------------------------------------------------
Class Q                                            -         -           -          8.79             N/A (1)
---------------------------------------------------------------------------------------------------------------
Global Equity Dividend Fund (2)                                                                     09/17/03
---------------------------------------------------------------------------------------------------------------
Class A                                            -         -           -         -1.13
---------------------------------------------------------------------------------------------------------------
Class A (after taxes on distributions)             -         -           -         -9.04
---------------------------------------------------------------------------------------------------------------
Class A (after taxes on distributions and          -         -           -         -5.96
sale of fund shares)
---------------------------------------------------------------------------------------------------------------
Class B                                            -         -           -         -3.25             N/A (1)
---------------------------------------------------------------------------------------------------------------
Class C                                            -         -           -         -0.62             N/A (1)
---------------------------------------------------------------------------------------------------------------
Global Real Estate Fund
---------------------------------------------------------------------------------------------------------------
Class A                                        26.08         -           -         16.53            11/05/01
---------------------------------------------------------------------------------------------------------------
Class A (after taxes on distributions)         23.22         -           -         14.39
---------------------------------------------------------------------------------------------------------------
Class A (After taxes on distributions and
sale of fund shares)                           16.49         -           -         12.70
---------------------------------------------------------------------------------------------------------------
Class B                                        27.83         -           -         13.61             3/15/02
---------------------------------------------------------------------------------------------------------------

                                              1 Year     5 Year    10 Year    Since Inception    Inception Date
                                              -----------------------------------------------------------------
Class C                                        31.89         -           -         16.20             1/08/02
---------------------------------------------------------------------------------------------------------------
International Fund
---------------------------------------------------------------------------------------------------------------
Class A(3)                                     13.78      2.14           -          4.84             1/03/94
---------------------------------------------------------------------------------------------------------------
Class A (after taxes on distributions)         13.62     -0.64           -        -21.83
---------------------------------------------------------------------------------------------------------------
Class A (After taxes on distributions and
sale of fund shares)                            8.93      0.55           -        -14.74
---------------------------------------------------------------------------------------------------------------
Class B                                        13.96         -           -        -10.18             8/22/00
---------------------------------------------------------------------------------------------------------------
Class C                                        17.97         -           -         -8.09             9/15/00
---------------------------------------------------------------------------------------------------------------
Class I                                        20.53         -           -          1.74             1/15/02
---------------------------------------------------------------------------------------------------------------
Class Q                                        20.51         -           -         -5.57             2/26/01
---------------------------------------------------------------------------------------------------------------
International SmallCap Growth Fund
---------------------------------------------------------------------------------------------------------------
Class A                                        30.31     10.09           -         10.78             8/31/94
---------------------------------------------------------------------------------------------------------------
Class A (after taxes on distributions)         30.30      9.17           -          9.78
---------------------------------------------------------------------------------------------------------------
Class A (After taxes on distributions and
sale of fund shares)                           19.70      8.42           -          9.07
---------------------------------------------------------------------------------------------------------------
Class B                                        32.30     10.44           -         12.62             5/31/95
---------------------------------------------------------------------------------------------------------------
Class C                                        36.28     10.68           -         10.73             8/31/94
---------------------------------------------------------------------------------------------------------------
Class Q                                        38.74     11.67           -         13.52             8/31/95
---------------------------------------------------------------------------------------------------------------
International Value Fund
---------------------------------------------------------------------------------------------------------------
Class A                                        27.34      7.85           -         10.53             3/06/95
---------------------------------------------------------------------------------------------------------------
Class A (after taxes on distributions)         26.52      6.17           -          9.34
---------------------------------------------------------------------------------------------------------------
Class A (After taxes on distributions and
sale of fund shares)                           17.81      5.94           -          8.69
---------------------------------------------------------------------------------------------------------------
Class B                                        29.11      8.05           -          9.12             4/18/97
---------------------------------------------------------------------------------------------------------------
Class C                                        33.08      8.34           -         10.54             3/06/95
---------------------------------------------------------------------------------------------------------------
Class I                                        35.58         -           -          2.08             6/18/01
---------------------------------------------------------------------------------------------------------------
Class Q                                        35.37         -           -          1.02             1/24/00
---------------------------------------------------------------------------------------------------------------
Precious Metals Fund
---------------------------------------------------------------------------------------------------------------
Class A (3)                                    48.66     14.54        2.80             -            12/03/75
---------------------------------------------------------------------------------------------------------------
Class A (after taxes on distributions)         48.61     14.51        2.08             -
---------------------------------------------------------------------------------------------------------------
Class A (After taxes on distributions and
sale of fund shares)                           31.60     12.77        1.92             -
---------------------------------------------------------------------------------------------------------------
Russia Fund
---------------------------------------------------------------------------------------------------------------
Class A (3)                                    49.84     49.13           -          9.20             7/03/96
---------------------------------------------------------------------------------------------------------------
Class A (after taxes on distributions)         49.30     48.53           -          8.07
---------------------------------------------------------------------------------------------------------------
Class A (After taxes on distributions and
sale of fund shares)                           32.24     44.50           -          7.22
---------------------------------------------------------------------------------------------------------------

                                              1 Year     5 Year     10 Year    Since Inception   Inception Date
                                              -----------------------------------------------------------------
Worldwide Growth Fund
---------------------------------------------------------------------------------------------------------------
Class A                                        12.55      0.84        6.72             -             4/19/93
---------------------------------------------------------------------------------------------------------------
Class A (after taxes on distributions)         12.59     -0.25        4.67             -
---------------------------------------------------------------------------------------------------------------
Class A (After taxes on distributions and
sale of fund shares)                            8.18      0.32        4.86             -
---------------------------------------------------------------------------------------------------------------
Class B                                        13.61      1.00           -          7.11             5/31/95
---------------------------------------------------------------------------------------------------------------
Class C                                        17.70      1.38        6.67             -             4/19/93
---------------------------------------------------------------------------------------------------------------
Class Q                                        19.74      2.30           -          7.27             8/31/95
---------------------------------------------------------------------------------------------------------------


-------------------------

(1)      Commenced operations on July 1, 2003.


(2)      Commenced operations on September 17, 2003.


(3) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 26, 2000, the Fund's shares were classified as "Class A" shares.

         Reports and promotional literature may also contain the following information: (i) a description of the gross national or domestic product and populations, including but not limited to age characteristics, of various countries and regions in which a Fund may invest, as compiled by various organizations, and projections of such information; (ii) the performance of worldwide equity and debt markets; (iii) the capitalization of U.S. and foreign stock markets prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization; (iv) the geographic distribution of a Fund's portfolio; (v) the major industries located in various jurisdictions; (vi) the number of shareholders in the Funds or other ING Funds and the dollar amount of the assets under management; (vii) descriptions of investing methods such as dollar-cost averaging, best day/worst day scenarios, etc.; (viii) comparisons of the average price to earnings ratio, price to book ratio, price to cash flow and relative currency valuations of the Funds and individual stocks in a Fund's portfolio, appropriate indices and descriptions of such comparisons; (ix) quotes from the Sub-Adviser of a Fund or other industry specialists; (x) lists or statistics of certain of a Fund's holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rate, number of holdings, average market capitalization, and modern portfolio theory statistics; (xi) NASDAQ symbols for each class of shares of each Fund; and (xii) descriptions of the benefits of working with investment professionals in selecting investments.

         In addition, reports and promotional literature may contain information concerning the Investment Adviser, the Sub-Advisers, ING Capital, ING Funds Services, LLC or affiliates of the Trusts, including: (i) performance rankings of other funds managed by the Investment Adviser or a Sub-Adviser, or the individuals employed by the Investment Adviser or a Sub-Adviser who exercise responsibility for the day-to-day management of a Fund, including rankings of mutual funds published by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of the ING Funds by ING Capital; (iv) the past performance of ING Capital and ING Funds;
(v) the past performance of other funds managed by the Investment Adviser; and
(vi) information regarding rights offerings conducted by closed-end funds managed by the Investment Adviser.

                               GENERAL INFORMATION

CAPITALIZATION AND VOTING RIGHTS

         The authorized capital of Mutual Funds and Mayflower Trust, is in each case an unlimited number of shares of beneficial interest. Holders of shares of each Fund have one vote for each share held. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with a Fund's charter, cause a meeting, of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

         The Board may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees of the Trust by written notice to shareholders of such series or class. Shareholders may remove Trustees from office by votes cast at a meeting of shareholders or by written consent.

CUSTODIAN


         Effective July 1, 2003, for the Foreign Fund, September 2, 2003 for the Global Equity Dividend Fund and November 1, 2003, for each other Fund the cash and securities owned by each of the Funds are held by the Bank of New York Company, Inc. One Wall Street, New York, New York 10286, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Fund's portfolio securities.


LEGAL COUNSEL

         Legal matters for each Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

INDEPENDENT AUDITORS

         KPMG LLP serves as independent auditors for the Funds. KPMG provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG is located at 99 High Street, Boston, Massachusetts 02110. Prior to April 1, 2003, the Funds (with the exception of the Foreign Fund and Global Equity Dividend Fund) were audited by other independent accountants.

OTHER INFORMATION

         Each Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Prospectuses and this SAI omit certain of the information contained in each Trust's Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

REPORTS TO SHAREHOLDERS

         Each Fund will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

DECLARATION OF TRUST

         Mayflower Trust is organized as Massachusetts business trust. The Declaration of Trust of this Fund provides that obligations of the Fund are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to the designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

                              FINANCIAL STATEMENTS

         The financial statements from the Funds' October 31, 2003 Annual Report are incorporated herein by reference. Copies of the Funds' Annual and Semi-Annual Reports may be obtained without charge by contacting ING Funds at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 992-0180.

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 11, 2003

I.       INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Board of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.      VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined below and in the Adviser's proxy voting procedures) to deal in the first instance with the application of these

------------------

(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.     DELEGATION OF VOTING RESPONSIBILITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

When a Fund is a feeder in a master/feeder structure, proxies for the portfolio securities of the master fund will be voted pursuant to the master fund's proxy voting policies and procedures.

IV.      APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to such procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.       VOTING PROCEDURES AND GUIDELINES

THE GUIDELINES WHICH ARE SET FORTH IN EXHIBIT 3 HERETO SPECIFY THE MANNER IN WHICH THE FUNDS GENERALLY WILL VOTE WITH RESPECT TO THE PROPOSALS DISCUSSED THEREIN.

              A. Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, they appear to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

              B. Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

                  1. Votes in Accordance with Agent Recommendation

                           In the event the Proxy Group recommends a vote in
                  accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

                  2. Non-Votes

                           The Proxy Group may recommend that a Fund refrain
                  from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  3. Votes Contrary to Procedures and Guidelines, or Agent
                     Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

                           If the Proxy Group recommends that a Fund vote
                  contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as such term is defined for purposes of the Adviser's proxy voting procedures).

                           If Counsel determines that a conflict of interest
                  appears to exist with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee and forward to such committee all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser's proxy voting procedures).

                           If Counsel determines that there does not appear to
                  be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                  4. Referrals to a Fund's Valuation and Proxy Voting Committee

                           A Fund's Valuation and Proxy Voting Committee may
                  consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                           The Proxy Coordinator will maintain a record of all
                  proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.      CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends a vote contrary to the Procedures and Guidelines, or contrary to the recommendation of the Agent, or where the Procedures and Guidelines are silent and the Agent has made no recommendation, and Counsel has determined that a conflict of interest appears to exist with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Valuation and Proxy Voting Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it may be deemed to have a conflict of interest.

VII.     REPORTING AND RECORD RETENTION

Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

Effective as of July 10, 2003

EXHIBIT 2
to the
ING Funds
Proxy Voting Procedures

                              ING INVESTMENTS, LLC,

                             DIRECTED SERVICES, INC.

                                       AND

                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003
                           As amended August 21, 2003

I.       INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.      ROLES AND RESPONSIBILITIES

         A.       Proxy Coordinator

         The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the Proxy Coordinator will call a meeting of the Proxy Group.

         B.       Agent

         An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

         The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.

         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

         C.       Proxy Group

         The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

         A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.

         A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.

         For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.

         If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

         If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.

         D.       Investment Professionals

         The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.     VOTING PROCEDURES

                  A. In all cases, the Adviser shall follow the voting
                     procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

                  B. Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.

                  C. Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

                  1. Votes in Accordance with Agent Recommendation

                           In the event the Proxy Group recommends a vote in
                  accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

                  2. Non-Votes

                           The Proxy Group may recommend that a Fund refrain
                  from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  3. Votes Contrary to Procedures and Guidelines, or Agent
                     Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

                           If the Proxy Group recommends that a Fund vote
                  contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

                  4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

         IV.      CONFLICTS OF INTEREST

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.

         For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

         The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

         V.       REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1
TO THE

                       ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

        NAME                                                   TITLE OR AFFILIATION
Stanley D. Vyner                Chief Investment Risk Officer and Executive Vice President of ING Investments, LLC

Karla J. Bos                    Acting Proxy Coordinator

Kimberly A. Anderson            Senior Vice President and Assistant Secretary, ING Investments, LLC

Maria Anderson                  Assistant Vice President - Manager Fund Compliance of ING Funds Services, LLC

Michael J. Roland               Executive Vice President and Chief Financial Officer of ING Investments, LLC

J. David Greenwald              Vice President - Fund Compliance of ING Fund Services, LLC

Megan L. Dunphy, Esq.           Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.         Counsel, ING Americas US Legal Services

         Effective as of July 10, 2003

FORM OF EXHIBIT 3
to the
ING Funds Proxy Voting Procedures

                                       I.

                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 11, 2003

I.       INTRODUCTION

The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.

Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

                                                   a.     GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in Global Proxies.

In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.

1.       THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis.

SEPARATING CHAIRMAN AND CEO

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.

PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS

Evaluate on a CASE-BY-CASE basis shareholder proposals asking that a majority of directors be independent. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

TERM OF OFFICE

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

AGE LIMITS

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

     (2) Only if the director's legal expenses would be covered.

2.       PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.       AUDITORS

RATIFYING AUDITORS

Generally, vote FOR proposals to ratify auditors.

NON-AUDIT SERVICES

Consider on a CASE-BY-CASE basis proposals to approve auditors when total non-audit fees exceed the total of audit fees, audit-related fees and permissible tax fees.

AUDITOR INDEPENDENCE

GENERALLY, VOTE AGAINST SHAREHOLDER PROPOSALS ASKING COMPANIES TO PROHIBIT THEIR AUDITORS FROM ENGAGING IN NON-AUDIT SERVICES (OR CAPPING THE LEVEL OF NON-AUDIT SERVICES).

AUDIT FIRM ROTATION (SHAREHOLDER PROPOSALS):

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.       PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Generally, vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.       TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.       MISCELLANEOUS GOVERNANCE PROVISIONS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

    -    If the dissidents agree, the policy remains in place.

    - If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

EQUAL ACCESS

Generally, vote FOR shareholder proposals that would allow significant company shareholders (defined as those holding more than $5 million in securities of the company in question) equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

7.       CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.       EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Generally, vote AGAINST management proposals seeking approval to reprice options.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

     AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
     FEATURES

     Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

     Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

     Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
     Section 162(m) should be evaluated on a CASE-BY-CASE basis.

     APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

     Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Consider shareholder proposals to expense stock options on a CASE-BY-CASE basis.

9.       STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

10.      MERGERS AND CORPORATE RESTRUCTURINGS

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.      MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

13.      GLOBAL PROXIES

While a number of the foregoing Guidelines may be applied to both U.S. and global proxies, the following provide for the differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

  ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:

    -    the opening of the shareholder meeting

    -    that the meeting has been convened under local regulatory requirements

    -    the presence of quorum

    -    the agenda for the shareholder meeting

    -    the election of the chair of the meeting

    -    the appointment of shareholders to co-sign the minutes of the meeting

    -    regulatory filings (e.g., to effect approved share issuances)

    - the designation of inspector or shareholder representative(s) of minutes of meeting

    - the designation of two shareholders to approve and sign minutes of meeting

    -    the allowance of questions

    -    the publication of minutes

    -    the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

GENERALLY, VOTE FOR PROPOSALS TO AUTHORIZE THE BOARD TO DETERMINE THE REMUNERATION OF AUDITORS, UNLESS THERE IS EVIDENCE OF EXCESSIVE COMPENSATION RELATIVE TO THE SIZE AND NATURE OF THE COMPANY.

INDEMNIFICATION OF AUDITORS

GENERALLY, VOTE AGAINST PROPOSALS TO INDEMNIFY AUDITORS.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

    -    it is editorial in nature;

    -    shareholder rights are protected;

    -    there is negligible or positive impact on shareholder value;

    -    management provides adequate reasons for the amendments; and

    -    the company is required to do so by law (if applicable).

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a)      (1)      Certificate of Trust of Registrant (Nicholas-Applegate Mutual
                  Funds) - Filed herein.

         (2) Certificate of Amendment of Certificate of Trust (Nicholas-Applegate Mutual Funds) - Filed herein.

         (3) Amended and Restated Declaration of Trust (Nicholas-Applegate Mutual Funds) dated December 17, 1992 - Filed herein.

         (4) Establishment of Additional Series (Emerging Growth - Classes A, B & Q) dated August 6, 1993 - Filed herein.

         (5) Establishment of Additional Series (International Growth - Classes A, B & Q) dated December 15, 1993 - Filed herein.

         (6) Amendment No. 2 to Amended and Restated Declaration of Trust - Filed herein.

         (7) Amendment No. 3 to Amended and Restated Declaration of Trust - Filed herein.

         (8) Amendment No. 4 to Amended and Restated Declaration of Trust - Filed herein.

         (9) Amendment No. 5 to Amended and Restated Declaration of Trust - Filed herein.

         (10) Amendment No. 6 to Amended and Restated Declaration of Trust - Filed herein.

         (11) Amendment No. 7 to Amended and Restated Declaration of Trust - Filed herein.

         (12) Amendment No. 8 to Amended and Restated Declaration of Trust - Filed herein.

         (13) Amendment No. 9 to Amended and Restated Declaration of Trust -Filed herein.

         (14)     Amendment No. 10 to Amended and Restated Declaration of Trust
                  - Filed herein.

         (15)     Amendment No. 11 to Amended and Restated Declaration of Trust
                  - Filed herein.

         (16)     Amendment No. 12 to Amended and Restated Declaration of Trust
                  - Filed herein.

         (17)     Amendment No. 13 to Amended and Restated Declaration of Trust
                  - Filed herein.

         (18)     Amendment No. 14 to Amended and Restated Declaration of Trust
                  - Filed herein.

         (19)     Amendment No. 15 to Amended and Restated Declaration of Trust
                  - Filed herein.

         (20)     Amendment No. 16 to Amended and Restated Declaration of Trust
                  - Filed herein.

         (21)     Amendment No. 17 to Amended and Restated Declaration of Trust
                  - Filed herein.

         (22) Form of Amendment No. 18 to Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

         (23)     Amendment No. 19 to Amended and Restated Declaration of Trust
                  - Filed herein.

         (24)     Amendment No. 20 to Amended and Restated Declaration of Trust
                  - Filed herein.

         (25)     Amendment No. 21 to Amended and Restated Declaration of Trust
                  - Filed herein.

         (26) Establishment of Additional Series (Large Cap Growth and International Core Growth Funds) dated November 14, 1996 - Filed herein.

         (27) Form of Amendment No. 22 to Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

         (28) Form of Amendment No. 23 to Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 68 to the

                  Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

         (29) Form of Amendment No. 24 to Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on January 4, 2000 and incorporated herein by reference.

         (30)     Amendment No. 25 to Amended and Restated Declaration of Trust
                  - Filed herein.

         (31) Certificate of Amendment to Certificate of Trust (Pilgrim Mutual Funds) effective March 1, 2002 - Filed herein.

         (32) Amendment No. 26 to the Amended and Restated Declaration of Trust - Filed herein.

         (33) Amendment No. 27 to the Amended and Restated Declaration of Trust - Filed herein.

         (34) Amendment No. 28 to the Amended and Restated Declaration of Trust - Filed herein.

         (35) Amendment No. 29 to the Amended and Restated Declaration of Trust - Filed herein.

         (36) Amendment No. 30 to the Amended and Restated Declaration of Trust - Filed herein.

         (37) Amendment No. 31 to the Amended and Restated Declaration of Trust- Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant's Form N-1A Registration Statement on June 27, 2003 and incorporated herein by reference.

         (38) Amendment No. 32 to the Amended and Restated Declaration of Trust- Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant's Form N-1A Registration Statement on June 27, 2003 and incorporated herein by reference.

         (39) Amendment No. 33 to the Amended and Restated Declaration of Trust- Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant's Form N-1A Registration Statement on June 27, 2003 and incorporated herein by reference.

         (40) Amendment No. 34 to the Amended and Restated Declaration of Trust- Filed as an Exhibit to Post-Effective Amendment No. 98 to the

                  Registrant's Form N-1A Registration Statement on June 27, 2003 and incorporated herein by reference.

(b)      (1)      Amended Bylaws of Registrant (Nicholas-Applegate Mutual Funds)
                  dated December 18, 1992 - Filed herein.

         (2) Form of Amendment to Section 2.5 of Bylaws of Registrant - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(c)               N/A

(d)      (1)      Amended and Restated Investment Management Agreement between the Trust and Pilgrim Investments, Inc. dated May 9, 2001 -
                  Filed herein.

         (2) Amended and Restated Investment Management Agreement between the Trust and ING Investments, LLC dated September 23, 2002 - Filed herein.

         (3) Amended and Restated Investment Management Agreement between the Trust and ING Investments, LLC dated September 23, 2002 - Filed herein.

                           (i) Amended Schedule A with respect to the Investment Management Agreement between ING Mutual Funds and ING Investments, LLC - Filed herein.

         (4) Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated August 1, 2003 - Filed herein.

         (5) Sub-Advisory Agreement between Pilgrim Investments, Inc. and Nicholas-Applegate Capital Management dated September 1, 2000
                  - Filed herein.

         (6) Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. dated December 5, 2002 - Filed herein.

                           (i) Amended Schedule A - Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant's Form N-1A Registration Statement on August 29, 2003 and incorporated herein by reference.

                           (ii) Amended Schedule B - Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant's Form N-1A Registration Statement on August 29, 2003 and incorporated herein by reference.

         (7) Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities L.P. dated September 23, 2002 - Filed herein.

         (8) Sub-Advisory Agreement between ING Investments, LLC and Julius Baer Investment Management, Inc. dated May 28, 2003 - Filed herein.

         (9) Restated Expense Limitation Agreement between ING Investments, LLC, Nicholas-Applegate Capital Management and ING Mutual Funds effective August 1, 2003 - Filed herein.

         (10) Restated Expense Limitation Agreement between ING Investments, LLC, ING Mutual Funds and Clarion CRA Securities, L.P. dated August 1, 2003 - Filed herein.

         (11) Expense Limitation Agreement dated May 29, 2003 between ING Mutual Funds and ING Investments, LLC with respect to ING Global Equity Dividend Fund. - Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant's Form N-1A Registration Statement on August 29, 2003 and incorporated herein by reference.

         (12) Side Agreement to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC dated February 25, 2003
                  - Filed herein.

         (13) Restated Expense Limitation Agreement between ING Investments, LLC and ING Mutual Funds dated August 1, 2003 - Filed herein.

                           (i) Amended Schedule A to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (Expiration of Term - October 31, 2003) - Filed herein.

         (14) Form of Restated Expense Limitation Agreement between ING Investments, LLC, ING Mutual Funds and ING Investment Management Advisors B.V. dated August 1, 2003 - Filed herein.

(e)      (1)      Underwriting Agreement between ING Mutual Funds and ING Funds
                  Distributor, Inc. dated September 23, 2002 - Filed herein.

                           (i) Amended Schedule A with respect to the Underwriting Agreement between ING Mutual Funds and ING Funds Distributor, LLC. - Filed herein.

(f)               N/A

(g)      (1)      Custody Agreement with The Bank of New York dated January 6,
                  2003 - Filed herein.

                           (i) Amended Exhibit A to the Custody Agreement with The Bank of New York dated as of November 5, 2003 - Filed herein.

         (2) Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant's Form N-1A Registration Statement on August 29, 2003 and incorporated herein by reference.

                           (i) Amended Exhibit A to the Foreign Custody Manager Agreement with The Bank of New York dated as of November 5, 2003 - Filed herein.

                           (ii) Amended Schedule 2 to the Foreign Custody Manager Agreement with The Bank of New York dated as of June 6, 2003 - Filed herein.

         (3) Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - Filed herein.

                           (i) Amended Exhibit A to the Securities Lending Agreement and Guaranty with The Bank of New York dated as of November 5, 2003 - Filed herein.

(h)      (1)      Administration Agreement between ING Mutual Funds and ING
                  Funds Services, LLC dated September 23, 2002 - Filed herein.

                           (i) Amended Schedule A to the Administration Agreement between ING Mutual Funds and ING Funds Services, LLC - Filed herein.

         (2)      Agency Agreement dated November 30, 2000 - Filed herein.

                           (i) Amended and Restated Exhibit A to the Agency Agreement dated as of October 1, 2003 - Filed herein.

         (3) Shareholder Service Agreement between Pilgrim Mutual Funds and Pilgrim Group Inc. dated May 24, 1999 - Filed herein.

         (4) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed herein.

                           (i) Amended Exhibit A to the Fund Accounting Agreement with The Bank of New York dated November 5, 2003 - Filed herein.

         (5) Shareholder Servicing Plan for ING Mutual Funds (ING Global Real Estate Fund) - Filed herein.

         (6) Shareholder Service Plan for ING Mutual Funds Class Q - Filed herein.

         (7) Amended and Restated Shareholder Service Plan for Nicholas-Applegate Mutual Funds (to be renamed Pilgrim Mutual Funds) Class Q - Filed herein.

                           (i) Amended and Restated Schedule A to the Amended and Restated Shareholder Service Plan for Class Q dated as of May 29, 2003 - Filed herein.

(i)      (1)      Opinion of Counsel - Previously filed as an Exhibit to
                  Post-Effective No. 46 to Registrant's Form N-1A Registration
                  Statement filed in 2001 and incorporated herein by reference.

         (2) Opinion and consent of counsel with regard to Foreign Fund, as to the legality of the securities being registered - Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant's Form N-1A Registration Statement on June 27, 2003 and incorporated herein by reference.

         (3) Opinion and consent of counsel with regard to ING Global Equity Dividend Fund, as to the legality of the securities being registered - Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant's Form N-1A Registration Statement on August 29, 2003 and incorporated herein by reference.

         (4)      Consent of Counsel - Filed herein.

(j)               Consent of Independent Auditors - Filed herein.

(k)               N/A

(l)               N/A

(m)      (1)      Amended and Restated Service and Distribution Plan for Pilgrim
                  Mutual Funds Class B - Filed herein.

                           (i) Amended and Restated Schedule A to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class B dated as of May 29, 2003 - Filed herein.

         (2) Amended and Restated Service and Distribution Plan for Nicholas-Applegate Mutual Funds (to be renamed Pilgrim Mutual Funds) Class C - Filed herein.

                           (i) Amended and Restated Schedule A to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class C dated as of May 29, 2003 - Filed herein.

                           (ii) Amendment to Amended and Restated Service and Distribution Plan for Pilgrim Mutual Funds Class C dated May 24, 1999 - Filed herein.

         (3) Amended and Restated Service and Distribution Plan for Pilgrim Mutual Funds Class A - Filed herein.

                           (i) Amended and Restated Schedule A to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class A - Filed herein.

         (4) Amended and Restated Service and Distribution Plan for ING Mutual Funds (formerly, Pilgrim Mutual Funds) Class M - Filed herein.

         (5) Service and Distribution Plan for ING Mutual Funds Class A - Filed herein.

         (6)      Distribution Plan for ING Mutual Funds Class A - Filed herein.

         (7) Service and Distribution Plan for ING Mutual Funds Class B - Filed herein.

         (8)      Distribution Plan for ING Mutual Funds Class B - Filed herein.

         (9) Service and Distribution Plan for ING Mutual Funds Class C - Filed herein.

         (10)     Distribution Plan for ING Mutual Funds Class C - Filed herein.

(n)      (1)      Multiple Class Plan Pursuant to Rule 18f-3 for ING Mutual
                  Funds - Filed herein.

                           (i) Amended Schedule A to the Multiple Class Plan Pursuant to Rule 18f-3 for ING Mutual Funds - Filed herein.

                           (ii) Amended Schedule B to the Multiple Class Plan Pursuant to Rule 18f-3 for ING Mutual Funds - Filed herein.

(o)               N/A

(p)      (1)      ING Funds and Advisers Code of Ethics - Filed herein.

         (2) Nicholas-Applegate Capital Management Code of Ethics effective March 1, 2003 and Amended July 22, 2003 - Filed herein.

         (3) Clarion CRA Securities, L.P. Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Form N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.

         (4) Aeltus Investment Management, Inc. Code of Ethics dated September 3, 2002 - Filed herein.

         (5)      Julius Baer Code of Ethics - Filed herein.

         (6) ING Investment Management Advisors B.V. Code of Ethics dated February 1, 2003 - Filed herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         There are no persons controlled by or under common control with the Fund.

ITEM 25. INDEMNIFICATION

         Article 5.2 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant's Trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("disabling conduct").

         Section 7 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct. Section 9 of Registrant's Distribution Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.
Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

         Registrant has obtained from a major insurance carrier a Trustees' and officers' liability policy covering certain types of errors and omissions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE ADVISER

         Information as to the Trustees and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended ("Advisers Act"), and is incorporated herein by reference thereto.

         Information as to the directors and officers of the sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-advisers in the last two years, are included in their application for registration as investment advisers on Forms ADV for ING Investment Management Advisors B.V. (File No. 801-40494); ING Clarion Real Estate Securities (File No. 801-49083); Julius Baer Investment Management Inc. (File No. 801-18766); Aeltus Investment Management, Inc. (File No. 801-9046); and Nicholas-Applegate Capital Management (File No. 801-21442).

ITEM 27. PRINCIPAL UNDERWRITERS

         (a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural

                  Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

         (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

         (c)      Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder are maintained at the offices of (a) the Registrant; (b) ING Investments, LLC; (c) ING Funds Distributor, LLC; (d) the Sub-Advisers; (e) the Custodian; (f) the Transfer Agent and (g) the Administrator. The address of each is as follows:

         (a)      ING Mutual Funds
                  7337 E. Doubletree Ranch Road
                  Scottsdale, AZ 85258

         (b)      ING Investments, LLC
                  7337 E. Doubletree Ranch Road
                  Scottsdale, AZ 85258

         (c)      ING Funds Distributor, LLC
                  7337 E. Doubletree Ranch Road
                  Scottsdale, AZ 85258

         (d)      (1)      Aeltus Investment Management, Inc.
                           10 State House Square
                           Hartford, Connecticut 06103-3602

                  (2)      Julius Baer Investment Management Inc.
                           330 Madison Avenue
                           New York, New York 10017

                  (3)      Nicholas-Applegate Capital Management
                           600 West Broadway
                           San Diego, California 92101

                  (4) ING Investment Management Advisors B.V. Prinses Beatrixlaan 15, 2595 AK
                           The Hague, The Netherlands

                  (5)      ING Clarion Real Estate Securities
                           259 Radnor-Chestor Road
                           Radnor, Pennsylvania 19087

         (e)      The Bank of New York
                  One Wall Street
                  New York, New York 10286

         (f)      DST Systems, Inc.
                  P.O. Box 419368
                  Kansas City, Missouri   64141

         (g)      ING Funds Services, LLC
                  7337 East Doubletree Ranch Road
                  Scottsdale, Arizona   85258

ITEM 29. MANAGEMENT SERVICES

         None.

ITEM 32. UNDERTAKINGS

         Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 101 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 101 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 13th day of February, 2004.


                                                                ING MUTUAL FUNDS

                                                    By: /s/ Huey P. Falgout, Jr.
                                                 -------------------------------
                                                            Huey P. Falgout, Jr.
                                                                       Secretary

         Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         SIGNATURES                      TITLE                      DATE
     -------------------            ---------------               ---------
---------------------------    Trustee and Chairman          February 13, 2004
      John G. Turner*

---------------------------    President and Chief           February 13, 2004
     James M. Hennessy*        Executive Officer

---------------------------    Executive Vice President      February 13, 2004
     Michael J. Roland*        Principal Financial Office

---------------------------    Trustee                       February 13, 2004
      Paul S. Doherty*

---------------------------    Trustee                       February 13, 2004
    J. Michael Earley*

---------------------------    Trustee                       February 13, 2004
   R. Barbara Gitenstein*

---------------------------    Trustee                       February 13, 2004
    Walter H. May, Jr.*

---------------------------    Trustee                       February 13, 2004
    Thomas J. McInerney*

---------------------------    Trustee                       February 13, 2004
        Jock Patton*

---------------------------    Trustee                       February 13, 2004
    David W. C. Putnam*

---------------------------    Trustee                       February 13, 2004
     Blaine E. Rieke*

---------------------------    Trustee                       February 13, 2004
     Roger B. Vincent*

---------------------------    Trustee                       February 13, 2004
   Richard A. Wedemeyer*

*By: /s/ Huey P. Falgout, Jr.
    ------------------------------
    Huey P. Falgout, Jr.
    Attorney-in-fact**

**       Powers of Attorney for James M. Hennessy, Michael J. Roland and each
Trustee were previously filed as attachments to Post-Effective Amendment No. 100 to the Registrant's Form N-1A Registration Statement on December 17, 2003, and are incorporated herein by reference.

                                  EXHIBIT INDEX

EXHIBIT NUMBER    EXHIBIT DESCRIPTION

a (1) Certificate of Trust of Registrant (Nicholas-Applegate Mutual Funds) - Filed herein.

a (2) Certificate of Amendment of Certificate of Trust (Nicholas-Applegate Mutual Funds) - Filed herein.

a (3) Amended and Restated Declaration of Trust (Nicholas-Applegate Mutual Funds) dated December 17, 1992 - Filed herein.

a (4)             Establishment of Additional Series dated August 6, 1993 -
                  Filed herein.

a (5)             Establishment of Additional Series dated December 15, 1993 -
                  Filed herein.

a (6)             Amendment No. 2 to Amended and Restated Declaration of Trust -
                  Filed herein.

a (7)             Amendment No. 3 to Amended and Restated Declaration of Trust -
                  Filed herein.

a (8)             Amendment No. 4 to Amended and Restated Declaration of Trust -
                  Filed herein.

a (9)             Amendment No. 5 to Amended and Restated Declaration of Trust -
                  Filed herein.

a (10) Amendment No. 6 to Amended and Restated Declaration of Trust - Filed herein.

a (11) Amendment No. 7 to Amended and Restated Declaration of Trust - Filed herein.

a (12) Amendment No. 8 to Amended and Restated Declaration of Trust - Filed herein.

a (13)            Amendment No. 9 to Amended and Restated Declaration of Trust
                  -Filed herein.

a (14)            Amendment No. 10 to Amended and Restated Declaration of Trust
                  - Filed herein.

a (15)            Amendment No. 11 to Amended and Restated Declaration of Trust
                  - Filed herein.

a (16)            Amendment No. 12 to Amended and Restated Declaration of Trust
                  - Filed herein.

a (17)            Amendment No. 13 to Amended and Restated Declaration of Trust
                  - Filed herein.

a (18)            Amendment No. 14 to Amended and Restated Declaration of Trust
                  - Filed herein.

a (19)            Amendment No. 15 to Amended and Restated Declaration of Trust
                  - Filed herein.

a (20)            Amendment No. 16 to Amended and Restated Declaration of Trust
                  - Filed herein.

a (21)            Amendment No. 17 to Amended and Restated Declaration of Trust
                  - Filed herein.

a (23)            Amendment No. 19 to Amended and Restated Declaration of Trust
                  - Filed herein.

a (24)            Amendment No. 20 to Amended and Restated Declaration of Trust
                  - Filed herein.

a (25)            Amendment No. 21 to Amended and Restated Declaration of Trust
                  - Filed herein.

a (26) Establishment of Additional Series (Large Cap Growth and International Core Growth Funds) dated November 14, 1996 - Filed herein.

a (30)            Amendment No. 25 to Amended and Restated Declaration of Trust
                  - Filed herein.

a (31) Certificate of Amendment to Certificate of Trust (Pilgrim Mutual Funds) effective March 1, 2002 - Filed herein.

a (32) Amendment No. 26 to the Amended and Restated Declaration of Trust - Filed herein.

a (33) Amendment No. 27 to the Amended and Restated Declaration of Trust - Filed herein.

a (34) Amendment No. 28 to the Amended and Restated Declaration of Trust - Filed herein.

a (35) Amendment No. 29 to the Amended and Restated Declaration of Trust - Filed herein.

a (36) Amendment No. 30 to the Amended and Restated Declaration of Trust - Filed herein.

b (1) Amended Bylaws of Registrant (Nicholas-Applegate Mutual Funds) dated December 18, 1992 - Filed herein.

d (1) Amended and Restated Investment Management Agreement between the Trust and Pilgrim Investments, Inc. dated May 9, 2001 - Filed herein.

d (2) Amended and Restated Investment Management Agreement between the Trust and ING Investments, LLC dated September 23, 2002 - Filed herein.

d (3) Amended and Restated Investment Management Agreement between the Trust and ING Investments, LLC dated September 23, 2002 - Filed herein.

d (3)(i) Amended Schedule A with respect to the Investment Management Agreement between ING Mutual Funds and ING Investments, LLC - Filed herein.

d (4) Sub-Advisory agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated August 1, 2003 - Filed herein.

d (5) Sub-Advisory Agreement between Pilgrim Investments, Inc. and Nicholas-Applegate Capital Management dated September 1, 2000
                  - Filed herein.

d (6) Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. dated December 5, 2002 - Filed herein.

d (7) Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities L.P. dated September 23, 2002 - Filed herein.

d (8) Sub-Advisory Agreement between ING Investments, LLC and Julius Baer Investment Management, Inc. dated May 28, 2003 - Filed herein.

d (9) Restated Expense Limitation Agreement between ING Investments, LLC, Nicholas-Applegate Capital Management and ING Mutual Funds effective August 1, 2003 - Filed herein.

d (10) Restated Expense Limitation Agreement between ING Investments, LLC, ING Mutual Funds and Clarion CRA Securities, L.P. dated August 1, 2003 - Filed herein.

d (12) Side Agreement to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC dated February 25, 2003
                  - Filed herein.

d (13) Restated Expense Limitation Agreement between ING Investments, LLC and ING Mutual Funds dated August 1, 2003 - Filed herein.

d (13)(i)         Amended Schedule A to the Expense Limitation Agreement between
                  ING Mutual Funds and ING Investments, LLC (Expiration of Term
                  - October 31, 2003) - Filed herein.

d (14) Restated Expense Limitation Agreement between ING Investments, LLC, ING Mutual Funds and ING Investment Management Advisors B.V. dated August 1, 2003 - Filed herein.

e (1) Underwriting Agreement between ING Mutual Funds and ING Funds Distributor, Inc. dated September 23, 2002 - Filed herein.

e (1)(i) Amended Schedule A with respect to the Underwriting Agreement between ING Mutual Funds and ING Funds Distributor, LLC. - Filed herein.

g (1) Custody Agreement with The Bank of New York dated January 6, 2003 - Filed herein.

g (1)(i) Amended Exhibit A to the Custody Agreement with The Bank of New York dated as of November 5, 2003 - Filed herein.

g (2)(i) Amended Exhibit A to the Foreign Custody Manager Agreement with The Bank of New York dated as of November 5, 2003 - Filed herein.

g (2)(ii)         Amended Schedule 2 to the Foreign Custody Manager Agreement
                  with The Bank of New York dated as of June 6, 2003 - Filed herein.

g (3) Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - Filed herein.

g (3)(i) Amended Exhibit A to the Securities Lending Agreement and Guaranty with The Bank of New York dated as of November 5, 2003 - Filed herein.

h (1) Administration Agreement between ING Mutual Funds and ING Funds Services, LLC dated September 23, 2002 - Filed herein.

h (1)(i) Amended Schedule A to the Administration Agreement between ING Mutual Funds and ING Funds Services, LLC - Filed herein.

h (2)             Agency Agreement dated November 30, 2000 - Filed herein.

h (2)(i) Amended and Restated Exhibit A to the Agency Agreement dated as of October 1, 2003 - Filed herein.

h (3) Shareholder Service Agreement between Pilgrim Mutual Funds and Pilgrim Group Inc. dated May 24, 1999 - Filed herein.

h (4) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed herein.

h (4)(i) Amended Exhibit A to the Fund Accounting Agreement with The Bank of New York dated November 5, 2003 - Filed herein.

h (5) Shareholder Servicing Plan for ING Mutual Funds (ING Global Real Estate Fund) - Filed herein.

h (6) Shareholder Service Plan for ING Mutual Funds Class Q - Filed herein.

h (7) Amended and Restated Shareholder Service Plan for Nicholas-Applegate Mutual Funds (to be renamed Pilgrim Mutual Funds) Class Q - Filed herein.

h (7)(i) Amended and Restated Schedule A to the Amended and Restated Shareholder Service Plan for Class Q dated as of May 29, 2003
                  - Filed herein.

i (4)             Consent of Counsel - Filed herein.

j                 Consent of Independent Auditors - Filed herein.

m (1) Amended and Restated Service and Distribution Plan for Pilgrim Mutual Funds Class B - Filed herein.

m (1)(i) Amended and Restated Schedule A to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class B dated as of May 29, 2003 - Filed herein.

m (2) Amended and Restated Service and Distribution Plan for Nicholas-Applegate Mutual Funds (to be renamed Pilgrim Mutual Funds) Class C - Filed herein.

m (2)(i) Amended and Restated Schedule A to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class C - Filed herein.

m (2)(ii)         Amendment to Amended and Restated Service and Distribution
                  Plan for Pilgrim Mutual Funds Class C - Filed herein.

m (3) Amended and Restated Service and Distribution Plan for Pilgrim Mutual Funds Class A - Filed herein.

m (3)(i) Amended and Restated Schedule A to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class A - Filed herein.

m (4) Amended and Restated Service and Distribution Plan for ING Mutual Funds (formerly, Pilgrim Mutual Funds) Class M - Filed herein.

m (5)             Service and Distribution Plan for ING Mutual Funds Class A -
                  Filed herein.

m (6)             Distribution Plan for ING Mutual Funds Class A - Filed herein.

m (7)             Service and Distribution Plan for ING Mutual Funds Class B -
                  Filed herein.

m (8)             Distribution Plan for ING Mutual Funds Class B - Filed herein.

m (9)             Service and Distribution Plan for ING Mutual Funds Class C -
                  Filed herein.

m (10)            Distribution Plan for ING Mutual Funds Class C - Filed herein.

n (1) Multiple Class Plan Pursuant to Rule 18f-3 for ING Mutual Funds - Filed herein.

n (1)(i) Amended Schedule A to the Multiple Class Plan Pursuant to Rule 18f-3 for ING Mutual Funds - Filed herein.

n (1)(ii)         Amended Schedule B to the Multiple Class Plan Pursuant to Rule
                  18f-3 for ING Mutual Funds - Filed herein.

p (1)             ING Funds and Advisers Code of Ethics - Filed herein.

p (2) Nicholas-Applegate Capital Management Code of Ethics effective March 1, 2003 and Amended July 22, 2003 - Filed herein.

p (4) Aeltus Investment Management, Inc. Code of Ethics dated September 3, 2002 - Filed herein.

p (5)             Julius Baer Code of Ethics - Filed herein.

p (6) ING Investment Management Advisors B.V. Code of Ethics dated February 1, 2003 - Filed herein.